As filed with the Securities and Exchange Commission on or about April 25, 2025

Registration Statement File No. 033-89798
Registration Statement File No. 811-08075

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

 REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐  Pre-Effective Amendment No.

☒ Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

 ☒ Amendment No. 281
(Check appropriate box or boxes.)

Massachusetts Mutual Variable Life Separate Account I
(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company
(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001
(Address of Depositor’s Principal Executive Offices)

(413) 788-8411
(Depositor’s Telephone Number, including Area Code)

Gary Murtagh
Head of Insurance Product & Operations Law
Massachusetts Mutual Life Insurance Company
1295 State Street
Springfield, Massachusetts 01111-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 28, 2025 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on __________ pursuant to paragraph (a)(1) of rule 485 under the Securities Act.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of Interest in Variable Life Select (VLS), an individual, flexible premium, variable  life insurance policy.

Variable Life Select (VLS)

Issued by Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

This prospectus describes an individual, flexible premium, variable life insurance policy (policy) issued by Massachusetts Mutual Life Insurance Company (MassMutual®, Company, we, us, or our). While the policy is In Force, it provides lifetime insurance protection on the Insured. The policy is not a way to invest in mutual funds and is not suitable for short-term investment. The Owner (you or your) should consider the policy in conjunction with other life insurance you own. Replacing any existing life insurance policy with this policy or financing the purchase or maintenance of the policy through a loan or through withdrawals from another policy may not be to your advantage.

The policy is no longer available for sale. However, we continue to administer existing policies.

The policy offers a number of investment choices, including a Guaranteed Principal Account (GPA) and one or more variable investment divisions (Separate Account Divisions) offered through our separate account, Massachusetts Mutual Variable Life Separate Account I (Separate Account). Each Separate Account Division, in turn, invests in the Funds listed in Appendix A to this prospectus.

You bear the investment risks of any premium allocated to these Separate Account Divisions. The death benefit may vary and the Cash Surrender Value will vary, depending on the investment performance of the Funds.

The policy is not (1) a bank or credit union deposit or obligation; (2) FDIC or NCUA insured; (3) insured by any federal government agency or (4) guaranteed by any bank or credit union. The policy may go down in value and provides guarantees that are subject to our financial strength and claims-paying ability.

This prospectus is not an offer to sell the policy in any jurisdiction where it is illegal to offer the policy nor is it an offer to sell the policy to anyone to whom it is illegal to offer the policy. The policy is no longer offered for sale. Owners may, however, continue to make premium payments under existing policies.

YOU MAY CANCEL YOUR POLICY WITHIN 10 DAYS OF RECEIVING IT WITHOUT PAYING FEES OR PENALTIES.

In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the premiums you paid less any withdrawals and any Policy Debt or your Account Value less any withdrawals and any Policy Debt. You should review this prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.

Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission staff and is available at www.investor.gov.

The SEC has not approved or disapproved the policy or determined that this prospectus is accurate or complete. Any representation that it has is a criminal offense.

Please read this prospectus before investing. You should keep it for future reference.

Effective April 28, 2025

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Glossary

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the policy, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms.

Account Value. The value of your investment in the Separate Account Divisions and the GPA.

Accumulation Unit. A unit of measure that we use to determine the value in each Separate Account Division.

Administrative Office. MassMutual Customer Service Center, PO Box 1865, Springfield, MA 01102-1865, (800) 272-2216, (Fax) (866) 329-4527, www.MassMutual.com

Attained Age.  The Insured’s age on the Issue Date plus the number of completed Policy Years.

Cash Surrender Value. Account Value less any surrender charges and Policy Debt.

Free Look. Your right to cancel the policy and receive a refund.

Fund(s). The investment entities in which the Separate Account Divisions invest.

Good Order. The actual receipt by our Administrative Office of the instructions related to a request or transaction in writing (or, when permitted, by telephone, fax, website, or other electronic means), within the time limits, if any, along with all forms, information and supporting legal documentation we require to effect the request or transaction. This information includes, to the extent applicable: the completed application or instruction form; your policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Separate Account Divisions affected by the request or transaction; the signatures of all Owners; if necessary, Social Security Number or Tax Identification number; tax certification; and any other information or supporting documentation we may require including consents, certifications and guarantees. Instructions must be complete and sufficiently clear so that we do not need to exercise any discretion to follow such instructions. We may, in our sole discretion, determine whether any particular request or transaction is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time. If you have any questions, you may contact our Administrative Office before submitting the form or request.

Grace Period. A period that begins when the Account Value less Policy Debt is not sufficient to cover the monthly charges due and your policy stays In Force, during which you can pay the amount of premium needed to avoid termination.

In Force. Your policy  has not terminated.

Initial Selected Face Amount. The Selected Face Amount on the Policy Date.

Insurance Risk. The difference between the death benefit and the Account Value.

Insured. The person on whose life the policy is issued.

Issue Date. The date we issue the policy. The Issue Date starts the contestability and suicide periods.

Minimum Face Amount. The minimum face amount needed for the policy to qualify as life insurance under Section 7702 of the Internal Revenue Code of 1986, as amended.

Modified Endowment Contract (MEC). A special type of life insurance under federal income tax law. Specifically, the law prescribes a test that is intended to differentiate between policies that are purchased primarily for certain tax advantages, versus policies that are purchased primarily for death protection. MECs are still life insurance and offer tax-free death benefits and tax-deferred cash value accumulation. However, pre-death distributions (including loans) are taxed as “income first” (not cost basis first), meaning they are taxable to the extent of gain in the policy. In addition, distributions may be subject to a 10% additional tax.

Monthly Calculation Date. The Policy Date and the same day of each succeeding calendar month.

Net Premium. A premium payment received in Good Order minus the premium expense charge.

Planned Premium. The amount selected by you to be paid on a periodic basis to keep your policy In Force.

Policy Anniversary. The anniversary of the Policy Date.

Policy Date. The starting point for determining the Policy Anniversaries, Policy Years, and Monthly Calculation Dates. It is also the day we first deduct monthly charges under the policy.

Policy Debt. All outstanding loans plus accrued interest.

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Policy Debt Limit. When total Policy Debt exceeds the Account Value less surrender charges.

Policy Termination. An event where your policy is no longer In Force due to the Account Value less any Policy Debt becoming too low to support your policy’s monthly charges, or if the total Policy Debt exceeds the Account Value less any surrender charges.

Policy Year. The twelve-month period beginning with the Policy Date, and each successive twelve-month period thereafter.

Selected Face Amount. An amount used to determine the insurance coverage the policy provides while it is In Force.

Separate Account Division. A variable investment division offered through our Separate Account that invests in the corresponding underlying Fund.

Valuation Date. Any day on which the net asset value of the units of each Separate Account Division is determined. Generally, this is any date the New York Stock Exchange (NYSE), or its successor, is open for trading. A Valuation Date ends when the NYSE closes (usually 4 p.m. Eastern Time).

Written Request. A written or electronic communication or instruction in Good Order sent by you to us at our Administrative Office.

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Important Information You Should Consider About the Policy

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Charges for Early Withdrawals

If you surrender the policy, decrease the Selected Face Amount, or the policy lapses in the first 15 Policy Years or the first 15 years following an increase in Selected Face Amount, a surrender charge may apply. For the Initial Selected Face Amount, rates are based on the Insured’s issue age, gender, risk class, and coverage year. For each increase in the Selected Face Amount, rates are based on the Insured’s Attained Age, gender, risk class on the effective date of the increase, and coverage year. The surrender charge is the sum of surrender charges for the Initial Selected Face Amount and all Selected Face Amount increases.
For a 35-year-old male Insured, non-tobacco user, in the standard risk classification, with an initial premium of $100,000, $1,000,000 Selected Face Amount and no increases in Selected Face Amount, upon surrender in the first Policy Year, a charge of up to $8,369.40 could be assessed.

Fee Tables – Transaction Fees – Surrender Charges Charges and Deductions – Transaction Fees – Surrender Charges Death Benefit – Right to Change the Selected Face Amount
Transaction Charges

In addition to surrender charges, you also may be charged for other transactions.
Premium Expense Charge. We deduct a premium expense charge from each premium you pay. The current premium expense charge is 4% of each premium during Policy Years 1  -  20. There is currently no premium expense charge for Policy Years 21 and beyond. The maximum charge is 4% of each premium in all Policy Years.
Withdrawal Fee. If you withdraw a portion of your Account Value, we can assess a withdrawal fee. We have waived the current fee. The maximum withdrawal fee we can assess is the lesser of $25 per withdrawal or 2% of the amount withdrawn.
Rider Processing Fee. We assess a one-time processing fee of up to $250 (less in some states) when you exercise the Accelerated Death Benefit Rider for Terminal Illness and a fee of $75 when you exercise the Right to Exchange Insured Endorsement.

Fee Tables – Transaction Fees Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Transaction Fees

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	FEES AND EXPENSES			LOCATION IN PROSPECTUS
Ongoing Fees and Expenses

In addition to surrender charges and transaction charges, an investment in the policy is subject to certain ongoing fees and expenses. Some of these fees and expenses, such as the insurance charge and the cost of certain optional riders, are set based on characteristics of the Insured (e.g., age, sex, and risk classification). You should view the policy’s specifications pages for rates applicable to your policy.
You also will bear fees and expenses associated with the Funds you choose, as shown below.

Fee Tables – Periodic Charges Other than Annual Fund Operating Expenses Charges and Deductions – Monthly Charges Against the Account Value Appendix A
	Annual Fee	Minimum	Maximum
	Fund options (Fund fees and expenses)	0.27%(1)	0.94%(1)

(1)	As a percentage of Fund assets.

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	RISKS	LOCATION IN PROSPECTUS
Risk of Loss	You can lose money by investing in this policy.	Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Not a Short-Term Investment

This policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Surrender charges apply for the first 15 Policy Years and the first 15 years following an increase in Selected Face Amount. These charges will reduce the amount payable to you if you surrender the policy during those times.

Overview of the Policy – What is the policy, and what is it designed to do? Principal Risks – Suitability
Risks Associated with Investment Options

An investment in this policy is subject to the risk of poor investment performance and can vary depending upon the performance of the underlying Funds you choose.
Each investment option (including any fixed account investment option) has its own unique risks. You should review the prospectuses for the available Funds before making an investment decision.

Principal Risks – Investment Risks General Information about the Company, the Separate Account and the Underlying Funds – Underlying Funds
Insurance Company Risks

An investment in the policy is subject to the risks related to the Depositor (MassMutual). Any obligations (including under any fixed account investment option), guarantees, or benefits of the policy are subject to the claims-paying ability of MassMutual. If MassMutual experiences financial distress, it may not be able to meet its obligations to you. More information about MassMutual, including its financial strength ratings, is available at www.MassMutual.com/ratings.

General Information About the Company, the Separate Account, and the Underlying Funds – The Guaranteed Principal Account (GPA)
Policy Lapse

Your policy could terminate (or lapse) if the Account Value less any Policy Debt becomes too low to support the policy’s monthly charges, or if total Policy Debt exceeds the Account Value less any surrender charges. Factors that may cause your policy to lapse include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. If your policy lapses, you may be able to reinstate it. To reinstate your policy, you must provide us certain written materials we require as well as a premium payment sufficient to keep the policy In Force for three months after reinstatement. The death benefit will not be paid if the policy has lapsed.

Principal Risks – Policy Termination Policy Termination and Reinstatement

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	RESTRICTIONS	LOCATION IN PROSPECTUS
Investments

Generally, you may transfer Account Value among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer an automated transfer program, Dollar Cost Averaging.
Transfers of the policy’s Account Value are subject to the following conditions:

•

Transfers from the GPA are limited to one per Policy Year and may not exceed 25% of your Account Value in the GPA (less any Policy Debt). There is one exception to this rule. If you have transferred 25% of the GPA Value (less any Policy Debt) for three consecutive years and you have not added any Net Premiums or transferred amounts to the GPA during these three consecutive years, you may transfer the remainder of the GPA Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

•

Transfers are not permitted during the Free Look period for those policies in which we refund the premium paid less withdrawals and Policy Debt.

•

Transfers (including transfers through automated programs) cannot be processed during a Grace Period.

In addition, we reserve the right to reject or restrict transfers if we determine the transfers reflect frequent trading or a market timing strategy, or we are required to reject or restrict by the applicable Fund.
MassMutual also reserves the right to remove or substitute Funds as investment options that are available under the policy.

Transfers General Information About the Company, the Separate Account and the Underlying Funds – Underlying Funds – Addition, Removal, Closure, or Substitution of Funds
Optional Benefits

Optional benefits, such as riders, may alter the benefits or charges under your policy. Rider availability and benefits may vary by state of issue, and their election may have tax consequences. Riders may have restrictions or limitations. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders.

Other Benefits Available Under the Policy

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	TAXES	LOCATION IN PROSPECTUS
Tax Implications
•

You should consult with a tax professional to determine the tax implications of an investment in and payments received under the policy.

•

If you purchase the policy through a qualified retirement plan, you do not receive any additional tax deferral.

•

Withdrawals and partial surrenders are taxed as recovery of cost basis first and income second. Loans and collateral assignments are not taxable when taken. Any gain on your policy is taxed as ordinary income.

•

If your policy becomes a Modified Endowment Contract or MEC, loans, collateral assignments, withdrawals, and other pre-death distributions will be taxed as income first and recovery of cost basis second. You may have to pay a penalty tax if you take a distribution before you attain age 59½.

Federal Income Tax Considerations

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Investment Professional Compensation

Your registered representative may receive compensation in the form of commissions for selling the policy to you. If your registered representative is also a MassMutual insurance agent, they are also eligible for certain cash and non-cash benefits from us. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of the policy may help these registered representatives and their supervisors qualify for such benefits.
This conflict of interest may influence your registered representative to offer or recommend this policy over another investment.

Other Information – Distribution
Exchanges

Because the policy is no longer sold, you would not be affected by a scenario in which you are asked to replace an existing life insurance policy you own with a new purchase of this policy. However, in general, you should be aware that some investment professionals may have a financial incentive to offer you a new policy in place of the one you already own. Thus, in general, you should only exchange your life insurance policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new life insurance policy rather than continue to own the existing policy.

Other Benefits Available Under the Policy – Right to Exchange

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Overview of the Policy

What is the policy, and what is it designed to do?

The policy is a variable life insurance policy that provides a death benefit. It is designed to allow you to fund your life insurance needs through investment in a Guaranteed Principal Account (GPA) and one or more of the variable investment divisions of the Massachusetts Mutual Variable Life Separate Account I (Separate Account). The policy allows you to allocate your Net Premiums and Account Value among the various investment choices. Your Account Value will vary based on performance of the investment choices you select and the fees and charges under the policy.

In exchange for your premium payments, we will pay the beneficiary a death benefit when the Insured dies while the policy is In Force. You can select one of the two death benefit options available under the policy. Subject to certain limitations, you can change the death benefit option you selected.

Policies issued in Puerto Rico do not mature or provide an endowment in any specific Policy Year. Policies issued in New York will mature when the Insured reaches Attained Age 100. Any Cash Surrender Value the policy has on the maturity date will be paid to the Owner.

Variable life insurance is designed to help meet long-term insurance needs. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payments in a short period of time. The policy is not intended for people who need to take early or frequent withdrawals or who intend to engage in frequent trading among the Separate Account Divisions. You should consider your need for cash, time horizon for investment and financial goals before submitting an application to purchase the policy. You may want to consult your financial or tax adviser.

How are premium payments treated under the policy?

When you apply for the policy, you select (within certain limitations) the Planned Premium amount and the payment frequency (annual, semiannual, quarterly, or monthly). The Planned Premium amount is based on a number of factors, including, but not limited to, the Selected Face Amount, the Insured’s issue age, gender and risk classification. Generally, you determine the first premium you want to pay for the policy, but it must be at least equal to the Minimum Initial Premium. The Minimum Initial Premium depends on the premium frequency you choose, the policy’s Initial Selected Face Amount and death benefit option, the Insured’s age, gender and risk classification, and whether the policy has any riders.

After the first premium has been paid, the policy offers premium flexibility, which allows subsequent premium payments to be paid in any amount and at any time, within certain limits. Although you must maintain sufficient Account Value to keep the policy In Force, there is no required schedule for premium payments. You should review the Premium Flexibility section of the prospectus for additional important information.

When a premium payment is received in Good Order, we deduct a premium expense charge to generally cover taxes and acquisition expenses, and the remaining amount, known as the Net Premium, is allocated among the Separate Account Divisions and the GPA according to your current allocation instructions. Depending on the state in which we issue the policy, we may hold your initial Net Premium payments in the money market division until the Free Look period is completed.

Investments in your policy’s Separate Account Divisions are held in an account separate from the general assets of the Company. We have established a segment within the Separate Account to receive and invest premium payments for the Variable Life Select policies. Currently, the Variable Life Select segment is divided into 13 Separate Account Divisions. Each Separate Account Division purchases shares in a corresponding Fund. Information about each corresponding Fund is provided at the back of this prospectus. Please see “Appendix A – Funds Available Under the Policy.”

Net Premium and Account Value allocated to the GPA become part of the Company’s General Investment Account, which supports life insurance and annuity obligations, and are dependent on the Company’s financial strength and claims-paying ability. You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA, in excess of Policy Debt, will earn interest at a minimum rate of 3% per year. We may credit a higher rate at our discretion.

Payment of insufficient premiums may result in the policy lapsing. There is no guarantee that the policy will remain In Force as a result of making Planned Premium payments.

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Federal law, such as the Internal Revenue Code of 1986, as amended (IRC), places restrictions on the amount of money you may put into a life insurance contract and still meet the definition of life insurance for tax purposes. In order for your policy to meet the IRC’s guidelines, we follow the Cash Value Accumulation Test. Under this test, any premium payment that would exceed its limits may only be accepted if the Insured provides us with satisfactory evidence of insurability.

What are the primary features and options that the policy offers?

•	Choice of Death Benefit Options. The policy offers a choice of one of two death benefit options— a Level Option and Return of Account Value Option. Please see the “Death Benefit” section for more information.

•	Selected Face Amount Changes. You may request an increase or decrease in the Selected Face Amount. If you change your Selected Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value (or Cash Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Selected Face Amount, a premium payment may be required.

•	Investment Options. You can choose to allocate your Net Premium payments and Account Value among various investment choices. Your choices include the Separate Account Divisions, each of which invests in an underlying Fund, and the Guaranteed Principal Account (GPA).

•	Surrenders and Withdrawals. You may surrender your policy, and we will pay you its Cash Surrender Value (Account Value less any surrender charges and Policy Debt). You may also withdraw a part of the Cash Surrender Value. A withdrawal reduces the policy values, may reduce the Selected Face Amount of the policy, and may increase the risk that the policy will terminate or lapse. Surrenders and withdrawals may have adverse tax consequences.

•	Loans. You may take a loan on the policy once your Account Value exceeds the total of any surrender charges. The policy secures the loan. Taking a loan may have adverse tax consequences and will increase the risk that your policy may terminate or lapse. Interest charges will apply.

•	Transfers. Generally, you may transfer funds among the Separate Account Divisions and the GPA, subject to certain limitations. We also offer an automated transfer program, Dollar Cost Averaging.

•	Assignability. You may generally assign the policy as collateral for a loan or other obligation.

•	Tax Treatment. You are generally not taxed on the policy’s earnings until you withdraw Account Value from your policy. This is known as tax deferral.

•	Additional Rider Benefits. There are additional benefits you may add to your policy by way of riders. An additional charge may apply if you elect a rider. The riders available with this policy are listed in the “Other Benefits Available Under the Policy” section.

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Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the policy. Please refer to your policy’s specification pages for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time you buy the policy, surrender the policy, take Account Value out of the policy,  or exercise certain rider options.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Premium Expense Charge	When you pay premium	Maximum:	4.00% of each premium payment
Current:
		Coverage Years 1-20:	4.00% of each premium payment
		Coverage Years 21+:	0.00% of each premium payment
Surrender Charges(1)(2)(3) Surrender charges generally apply for the first 15 Policy Years and the first 15 years following an increase in Selected Face Amount.	Upon surrender, at the time of an elected decrease in Selected Face Amount, or policy lapse.	Maximum:
		Coverage Years 1-15:	Administrative Surrender Charge: $0 - $5 per $1,000 of Selected Face Amount; plus Sales Load Surrender Charge: 0% - 26% of premiums paid
		Coverage Years 16+:	$0
Current:
		Coverage Years 1-15:	Administrative Surrender Charge: $0 - $5 per $1,000 of Selected Face Amount; plus Sales Load Surrender Charge: 0% - 26% of premiums paid
		Coverage Years 16+:	$0
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)(3)(4)	Administrative Surrender Charge: $5.00 per $1,000 of Selected Face Amount; plus Sales Load Surrender Charge: 26% of premiums paid
Accelerated Death Benefit Rider for Terminal Illness(5) This rider is no longer issued.	When you elect an accelerated death benefit payment	Maximum:	$250
		Current:	$150-$250

Processing Fees
Charge	When Charge is Deducted	Amount Deducted
Withdrawal Fee	When you withdraw a portion of your Account Value from the policy.	Maximum:	The lesser of $25 per withdrawal or 2% of the amount withdrawn
		Current:	$0

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Processing Fees
Charge	When Charge is Deducted	Amount Deducted
Increase in Selected Face Amount Charge	When you increase your Selected Face Amount	Maximum:	$75
		Current:	$0
Change from Death Benefit Option 1 to Death Benefit Option 2	When you change from Death Benefit Option 1	Maximum:	$75
		Current:	$0
(1)	For the Initial Selected Face Amount, the rates vary by the Insured’s gender, issue age, and year of coverage. For each increase in the Selected Face Amount, the rates are based on the Attained Age and gender of the Insured on the effective date of the increase and the year of coverage. The surrender charge is shown in the policy’s specifications pages. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the surrender charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
(2)	Under certain circumstances, the surrender charge may not apply when exchanging this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries. Please see “Adjustment to Surrender Charges (for internal replacements)” in the “Additional Benefits” sub-section of the “Other Benefits Available Under the Policy” section for additional information.
(3)	Surrender charges generally apply for the first 15 Policy Years and the first 15 years following an increase in Selected Face Amount. The administrative surrender charge remains level for years one through five and then decreases by 1.6666% each month during years six through ten. The administrative surrender charge is zero in years eleven and beyond. The sales load surrender charge is a percentage of premiums paid. The percentage remains level for the first ten years, then decreases starting in year eleven, reaching zero by the end of the fifteenth year.
(4)	The rates shown for the “representative insured” are first year rates only.
(5)	The fee we deduct may vary by state, but will not exceed $250.

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The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, other than Fund fees and expenses.

Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Base Contract Charge:
Mortality Charge(1)(2)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$83.33 per $1,000 of Insurance Risk
		Minimum:	$0.01688 per $1,000 of Insurance Risk
		Current:	$0.01688-$63.89 per $1,000 of Insurance Risk
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(1)(2)(3)	$0.097 per $1,000 of Insurance Risk
Substandard Risk Charge(4)	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$83.33 per $1,000 of Insurance Risk $83.33 per $1,000 of Selected Face Amount (applies to flat extra charges)
		Current:	$0.0042-$83.33 per $1,000 of Insurance Risk $0.08-$83.33 per $1,000 of Selected Face Amount (applies to flat extra charges)
Administrative Charge	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$9 per policy
		Current:	$6 per policy
Mortality & Expense Risk Charge	Daily	Maximum:	0.90% of the policy’s average daily net assets in the Separate Account
		Current:	0.55% of the policy’s average daily net assets in the Separate Account
Loan Interest Rate Expense Charge(5)	Daily, if there is Policy Debt.	Maximum:	2.00% annually as a percentage of loaned amount
		Current:	0.90% annually as a percentage of loaned amount

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Periodic Charges Other than Annual Fund Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
Optional Benefit Charges:
Accidental Death Benefit Rider(6) This rider is no longer issued.	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.06591-$0.12929 per $1,000 of Rider Face Amount
		Current:	$0.06591-$0.12929 per $1,000 of Rider Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk	$0.06591 per $1,000 of Rider Face Amount
Death Benefit Guarantee Rider This rider is no longer issued.	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.01 per $1,000 of Selected Face Amount
		Current:	$0.01 per $1,000 of Selected Face Amount
Disability Benefit Rider(7)(8)(9) This rider is no longer issued.	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.041-$0.266 per $1 of Monthly Deduction(7) plus $0.009-$0.149 per $1 of Specified Premium
		Current:	$0.041-$0.266 per $1 of Monthly Deduction(7) plus $0.009-$0.149 per $1 of Specified Premium
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(3)(7)(8)(9)	$0.056 per $1 of Monthly Deduction(7) plus $0.015 per $1 of Specified Premium
Insurability Protection Rider(10) This rider is no longer issued.	Monthly, on the policy’s Monthly Calculation Date	Maximum:	$0.043-$0.179 per $1,000 of Rider Face Amount
		Current:	$0.043-$0.179 per $1,000 of Rider Face Amount
		Representative Insured: Male, Age 35, Non-Tobacco, Standard Risk(10)	$0.154 per $1,000 of Rider Face Amount
Right to Exchange Insured Endorsement This endorsement is no longer issued.	When you elect to exchange the policy for a new policy on a substitute Insured.	Maximum:	$75
		Current:	$75
(1)	The rates vary by a number of factors including, but not limited to, the Insured’s gender, issue age, risk classification, and year of coverage. The rates may not be representative of the charge that a particular Owner will pay. If you would like information on the mortality charge rates for your particular situation, you can request a personalized illustration from your registered representative or by calling our Administrative Office at (800) 272-2216.
The mortality charge rates reflected in this table are for standard risks. The maximum mortality charge rates are based on the 1980 Commissioners’ Standard Ordinary (1980 CSO) Tables. Insurance Risk is a liability of the insurance company and is equal to the difference between the death benefit and the Account Value.
(2)	Maximum and current rates may vary in New York, but will not exceed the maximum rates shown. Please contact your registered representative for more information.
(3)	The rates shown for the “representative insured” are first year rates only.

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(4)	Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the mortality charges for the base policy and any applicable monthly rider mortality charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the mortality charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk or Selected Face Amount. For additional information, refer to the “Monthly Charges Against the Account Value” sub-section of the “Charges and Deductions” section of this prospectus.
(5)	We charge interest on policy loans, but we also credit interest on the cash value we hold as collateral on policy loans. The Loan Interest Rate Expense Charge represents the difference (cost) between the loan interest rate charged and the interest credited on loaned amounts.
(6)	The rates vary by the Insured’s Attained Age.
(7)	The rates vary by the Insured’s gender and Attained Age. The policy’s “monthly deduction” is the sum of the following current monthly charges: (a) administrative charge; (b) insurance charge; and (c) any applicable rider charges.
(8)	For substandard risks, the rates may be increased by a multiple of 0.5, 1 or 2 times the standard rate shown.
(9)	The rates shown are for standard risks and vary by the Insured’s gender and Attained Age. The rates in this table may not be representative of the charge that a particular Owner will pay. If you would like information on the rates for your particular situation, you can request a personalized illustration from your registered representative or by calling out Administrative Office at (800) 272-2216.
(10)	The rates vary by the Insured’s issue age.

All of the monthly charges listed in the table above are deducted proportionately from the then current Account Values in the Separate Account and the GPA (unless you direct us to deduct monthly charges from one Separate Account Division or from the GPA). The mortality and expense risk charge is deducted from the assets of the Separate Account only.

The next table shows the minimum and maximum total operating expenses charged by any of the Funds in which your Separate Account Divisions invest that you may pay periodically during the time that you own the policy. A complete list of Funds in which the Separate Account Divisions invest, including their annual expenses, may be found at the back of this document in Appendix A. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.(1)

Annual Fund Operating Expenses	Minimum	Maximum
(expenses are deducted from Fund assets, including management fees, distribution, and/or 12b-1 fees, and other expenses)	0.27%	0.94%
(1)	The Fund expenses used to prepare this table were provided to us by the funds. We have not independently verified such information provided to us by Funds that are not affiliated with us.

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Principal Risks

Investment Risks

The value of your policy will fluctuate with the performance of the Separate Account Divisions you select. Your Separate Account Divisions may decline in value or they may not perform to your expectations. You bear the investment risk of any Account Value invested in the Separate Account Divisions. It is possible you could lose your entire investment.

The type of investments that a Fund company makes will also create risk. A comprehensive discussion of the risks of each of the Funds underlying the Separate Account Divisions may be found in that Fund’s prospectus. You should read the Fund’s prospectus carefully before investing.

Suitability

Variable life insurance is designed to help meet long-term financial goals. It is not suitable as a vehicle for short-term savings. You should not purchase the policy if you will need the premium payment in a short period of time. We may restrict short-term investment strategies.

Early Surrender

If you surrender your policy, you will be subject to surrender charges during the first 15 Policy Years and during the first 15 years after an increase in the policy’s Selected Face Amount. The surrender charge will reduce the proceeds payable to you. In some situations, it is possible that there will be little or no value in the policy after the surrender charges are deducted. An early surrender can also result in adverse tax consequences.

Withdrawals

A withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Account Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also reduce your policy’s Selected Face Amount and may have adverse tax consequences.

Loans

Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Cash Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.

Policy Termination

Your policy could terminate if the Account Value of the policy becomes too low to support the policy’s monthly charges. In addition, the policy could terminate if the total Policy Debt Limit is reached (i.e., when Policy Debt equals or exceeds the Account Value less any surrender charges that apply: (1) on a Monthly Calculation Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period). Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Poor investment performance of the Funds selected by the Owner and the deduction of policy fees and monthly charges may result in termination of the policy even if all Planned Premiums are timely paid. No death benefit or other benefits under the policy will be paid once the policy terminates.

Limitations on Access to Cash Value

•	Withdrawals were not available in the first Policy Year.

•	We may not allow a withdrawal if it would reduce the Selected Face Amount to less than the policy’s Minimum Face Amount.

•	The minimum withdrawal is $100 and the maximum withdrawal is 75% of the Cash Surrender Value.

•	There may be little to no cash value available for loans and withdrawals in the policy’s early years.

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Insurance Company Insolvency

It is possible that we could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the guarantees and benefits that we promise that exceed the value of the assets in the Separate Account.

Adverse Tax Consequences

Certain transactions (including, but not limited to, withdrawals, surrenders and loans) may lead to a taxable event. Under certain circumstances (usually if your premium payments in the first seven years or less exceed specified limits), your policy may become a “Modified Endowment Contract”  (MEC). Under federal tax law, loans, collateral assignments, withdrawals, and other pre-death distributions received from a MEC are taxed as income first and recovery of cost basis second. Also, distributions includible in income received before you attain age 59½ may be subject to a 10% penalty tax.

Existing tax laws that benefit this policy may change at any time.

Policy Charge Increase

We have the right to increase certain policy and rider charges; however, the charges will not exceed the maximum charges identified in the fee tables. If we increase a policy or rider charge, you may need to increase the amount and/or frequency of your premiums to keep your policy In Force. We will notify the Owner of any such changes through a prospectus supplement.

Cybersecurity and Certain Business Continuity Risks

Our operations support complex transactions and are highly dependent on the proper functioning of information technology and communication systems. Any failure of or gap in the systems and processes necessary to support complex transactions and avoid systems failure, fraud, information security failures, processing errors, cyber intrusion, loss of data and breaches of regulation may lead to a materially adverse effect on our results of operations and corporate reputation. In addition, we must commit significant resources to maintain and enhance our existing systems in order to keep pace with applicable regulatory requirements, industry standards and customer preferences. If we fail to maintain secure and well-functioning information systems, we may not be able to rely on information for product pricing, compliance obligations, risk management and underwriting decisions. In addition, we cannot assure investors or consumers that interruptions, failures or breaches in security of these processes and systems will not occur, or if they do occur, that they can be timely detected and remediated. The occurrence of any of these events may have a materially adverse effect on our businesses, results of operations and financial condition. For additional detail regarding cybersecurity and related risks, please see “Other Information – Computer System, Cybersecurity, and Service Disruption Risks” in this prospectus.

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General Information about the Company, the Separate Account and the Underlying Funds

The Company

MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.

MassMutual is organized as a mutual life insurance company. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

The Guaranteed Principal Account

Net Premium and Account Value you allocate to the GPA become part of the General Investment Account of the Company. Subject to applicable law, the Company has sole discretion over the assets in its General Investment Account. The assets of our General Investment Account support our insurance and annuity obligations and are subject to our general liabilities from our business operations and to claims by our creditors. We use General Investment Account assets for many purposes including to pay death benefits, withdrawals, surrenders, policy loans, and transfers from the GPA as well as to pay amounts we provide to you through elected additional features and guarantees that are in excess of your Variable Account Value allocated to the Separate Account. We refer to our ability to meet any contractual obligations as our claims-paying ability.

It is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and as with any insurance product, there are risks to purchasing this policy. For this reason, when purchasing a policy and making investment decisions, you should consider our financial strength and claims-paying ability to meet our obligations under the policy.

The General Investment Account has not been registered under the Securities Act of 1933 (1933 Act) or the Investment Company Act of 1940 (1940 Act) because of exemptive and exclusionary provisions. Accordingly, neither the General Investment Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. Disclosures regarding the GPA or the General Investment Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

You do not participate in the investment performance of the assets in our General Investment Account. Instead, we guarantee that amounts allocated to the GPA, in excess of Policy Debt, will earn interest at a minimum rate of 3% per year. We may credit a higher rate of interest at our discretion. The interest rate is declared monthly and becomes effective on the first of each calendar month. You bear the risk that no higher rates of interest will be credited.

For amounts in the GPA equal to any Policy Debt, the guaranteed minimum interest rate per year is the greater of:

•	3%; or

•	the policy loan rate less the maximum loan interest rate expense charge.

You may obtain interest rate information for the GPA, including the loaned portion and the non-loaned portion, by calling our Administrative Office.

The Separate Account

The part of your premium that you invest in your policy’s Separate Account Divisions is held in an account that is separate from the general assets of the Company. This account is called the Massachusetts Mutual Variable Life Separate Account I. In this prospectus we will refer to it simply as the “Separate Account.”

We established the Separate Account on July 13, 1988, according to the laws of the Commonwealth of Massachusetts. We registered it with the SEC as a unit investment trust under 1940 Act.

The Separate Account exists to keep your life insurance assets separate from our other Company assets. As such, any income, gains, and losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets. The Company owns the assets in the Separate Account. The Separate Account is divided into divisions, each of which purchases shares in a corresponding underlying Fund.

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Any death benefits, withdrawals, surrenders, policy loans, or transfers of Account Value from the Separate Account Divisions will be redeemed from the corresponding Funds.

We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the policies. We may, however, transfer to our General Investment Account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the VLS policies. In the event that the assets in the Separate Account exceed the liabilities, the Company may only withdraw seed capital and earned fees and charges.

We have established a segment within the Separate Account to receive and invest premium payments for the VLS policies. Currently, the VLS segment is divided into 13 Separate Account Divisions. The underlying Funds are listed in Appendix A. Please see “Appendix A – Funds Available Under the Policy.”

Some of the underlying Funds offered are similar to mutual funds offered in the retail marketplace. They may have the same investment objectives and portfolio managers as the retail funds. The Funds offered in the VLS policy, however, are set up exclusively for variable annuity and variable life insurance products. Their shares are not offered for sale to the general public, and their performance results will differ from the performance of the retail funds.

We reserve the right, subject to compliance with applicable federal securities laws and regulations and any other federal or state law, to create separate accounts and to make certain material changes to the structure and operation of the Separate Account, including, among other things to:

•	create new Separate Account Divisions;

•	create new segments of the Separate Account for any new variable life insurance products we create in the future;

•	eliminate Separate Account Divisions;

•	close existing Separate Account Divisions to allocations of new premium payments by current or new policy owners;

•	combine the Separate Account or any Separate Account Divisions with one or more different separate accounts or Separate Account Divisions;

•	transfer the assets of the Separate Account or any division of the Separate Account that we may determine to be associated with the class of contracts to which the policy belongs to another separate account or Separate Account Division;

•	operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

•	de-register the Separate Account under the 1940 Act in the event such registration is no longer required; and

•	change the name of the Separate Account.

Underlying Funds

We do not recommend or endorse any particular Fund and we do not provide investment advice. You are responsible for choosing the Funds, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. Information regarding each Fund, including (i) its name; (ii) its type (e.g., money market fund, bond fund, balanced fund, etc.); (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in Appendix A to this prospectus. Please see “Appendix A – Funds Available Under the Policy.” In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you. Each Fund has issued a prospectus that contains more detailed information about the Fund.

After you select Funds for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in your policy Account Value resulting from the performance of the Funds you have chosen. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/VLS. You can also request this information at no cost by calling (800) 272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.

Addition, Removal, Closure, or Substitution of Funds

We do not guarantee that each Fund will always be available for investment through the policy. We have the right to change the Funds offered through the policy, but only as permitted by law. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Changes may only impact certain Owners. Examples of possible changes include: adding new Funds or Fund classes, removing existing Funds or Fund classes, closing existing Funds or Fund classes, or substituting a Fund with a

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different Fund. New or substitute Funds may have different fees and expenses. We will not add, remove, close, or substitute any shares attributable to your interest in a Separate Account Division without notice to you and prior approval of the SEC, to the extent required by applicable law. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which your policy belongs.

Conflicts of Interest

The Funds available with this policy may also be available to registered separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as to the Separate Account and other separate accounts of MassMutual. Although we do not anticipate any disadvantages to these arrangements, it is possible that a material conflict may arise between the interests of the Separate Account and one or more of the other separate accounts participating in the Funds. A conflict may occur, for example, as a result of a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the owners and payees and those of other insurance companies, or some other reason. In the event of a conflict of interest, we will take steps necessary to protect owners and payees, including withdrawing the Separate Account from participation in the Funds involved in the conflict or substituting shares of other Funds.

Compensation We Receive from Funds, Advisers and Sub-Advisers

Compensation We Receive from Funds

We and certain of our insurance affiliates receive compensation from certain Funds pursuant to Rule 12b-1 under the 1940 Act. This compensation is paid out of a Fund’s assets and may be as much as 0.25% of the average net assets of an underlying Fund that are attributable to the variable annuity and variable life insurance products issued by us and certain of our insurance affiliates that offer the particular Fund (MassMutual’s variable contracts). An investment in a Fund with a 12b-1 fee will increase the cost of your investment in this policy.

Compensation We Receive from Advisers and Sub-Advisers

We and certain of our insurance affiliates also receive compensation from the advisers and sub-advisers to some of the Funds. We may use this compensation to pay expenses that we incur in promoting, issuing, distributing and administering the policy, and providing services on behalf of the Funds in our role as intermediary to the Funds. The amount of this compensation is determined by multiplying a specified annual percentage rate by the average net assets held in that Fund that are attributable to the variable annuity or variable life insurance products offered by us and certain of our insurance affiliates. These percentage rates differ, but currently do not exceed 0.25%. Some advisers and sub-advisers pay us more than others; some advisers and sub-advisers do not pay us any such compensation.

The compensation may not be reflected in a Fund’s expenses because this compensation may not be paid directly out of a Fund’s assets. These payments also may be derived, in whole or in part, from the advisory fee deducted from Fund assets. Owners, through their indirect investment in the Funds, bear the costs of these advisory fees (please see the Funds’ prospectuses for additional information).

In addition, we may receive fixed dollar payments from the advisers and sub-advisers to certain Funds so that the adviser and sub-adviser can participate in sales meetings conducted by us. Attending such meetings provides advisers and sub-advisers with opportunities to discuss and promote their Funds.

For a list of the Funds whose advisers currently pay such compensation, visit
www.MassMutual.com/privacy-policy/compensation-arrangements or call our Administrative Office.

Compensation and Fund Selection

When selecting the Funds that will be available with the policy, we consider each Fund’s investment strategy, asset class, manager’s reputation, and performance. We also consider the amount of compensation that we receive from the Funds, their advisers, sub-advisers, or their distributors. The compensation that we receive may be significant, and we may profit from this compensation. Additionally, we offer certain Funds through the policy at least in part because they are managed by an affiliate.

Voting Rights

We are the legal owner of the Fund shares. However, you have the right to instruct us how to vote on questions submitted to the shareholders of the Funds supporting the policy. This right is limited to the extent you are invested in those Separate Account Divisions on the record date. We vote shares for which we do not receive instructions in the same proportion as the shares for which

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we do receive instructions. The shares held in the name of the Company and its affiliates will also be proportionally voted. This process may result in a small number of Owners controlling the vote. There is no minimum number of votes required. If we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Your right to instruct us is based on the number of shares of the Funds attributable to your policy. The number of shares of any Fund, attributable to your policy, is determined by dividing the Account Value held in that Separate Account Division by $100. Fractional votes are counted.

We will send you or, if permitted by law, make available electronically, proxy material and a form to complete giving us voting instructions.

We may, when required by state insurance regulatory authorities, disregard voting instructions, if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objective of a Fund or to approve or disapprove an investment advisory contract for the Fund. In addition, we may disregard voting instructions that would require a change in the investment policy or investment adviser of one or more of the available Funds. Our disapproval of such change must be reasonable and based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the Fund’s objectives and purpose. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action.

Charges and Deductions

This section describes the charges and deductions we make under the policy to compensate us for the services and benefits we provide, costs and expenses we incur, and risks we assume. We may profit from the charges deducted, and we may use any such profits for any purpose, including payment of distribution expenses.

In addition, the Funds pay operating expenses that are deducted from the assets of the Funds. For more information about these expenses, please see the individual Fund prospectuses.

Transaction Fees

Premium Expense Charge

We deduct a premium expense charge from each premium payment you make. The premium expense charge is generally used to cover taxes assessed by a state and/or other governmental agency as well as acquisition expenses.

The current premium expense charge we deduct is 4% of premium during Policy Years 1 through 20 and 0% in Policy Years 21 and beyond. The maximum premium expense charge we can deduct is 4% of premium in all Policy Years.

Example:
Premium payment is $1,000. The maximum premium expense charge is 4%. Premium expense charge is $40 (4% X $1,000).

Increase in Selected Face Amount Charge

We do not currently charge you to increase your Selected Face Amount; however, we reserve the right to do so in the future. The maximum fee we would charge is $75. This charge will reimburse us for the underwriting and administrative costs associated with the change.

Change from Death Benefit Option 1 to Death Benefit Option 2

We do not currently charge you to change your death benefit option; however, we reserve the right to do so in the future. The maximum fee we would charge is $75. This charge will reimburse us for the underwriting and administrative costs associated with the change.

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Surrender Charges

There is a charge if you fully surrender your policy or if you decrease the Selected Face Amount. Generally, these charges will apply during:

•	the first 15 years of coverage; and

•	the first 15 years after each increase in Selected Face Amount.

However, in no event will we deduct surrender charges after the Insured’s Attained Age 99.

The surrender charge has two parts:

(1)	Administrative Surrender Charge
The administrative component of the surrender charge applies during the first 10 Policy Years of each segment. This charge reimburses us for expenses incurred in issuing the policy and Selected Face Amount increases. The administrative surrender charge remains level for years one through five and then decreases by 1.6666% each month during years six through ten. It is zero in years eleven and beyond. In no case, however, will the administrative surrender charge ever exceed $5 per $1,000 of Selected Face Amount.

(2)	Sales Load Surrender Charge
The sales load component of the surrender charge is a percentage of the premium paid and applies during the first 15 Policy Years of each segment. The charge reimburses us for acquisition costs. The sales load surrender charge percentage remains level for years one through ten and decreases in years eleven through fifteen. The sales load surrender charge is zero in years sixteen and beyond. The sales load surrender charge will increase if the premium paid increases but, in no case, will the charge ever exceed 26% of the premiums paid for the coverage up to the surrender charge band, plus 4% of premiums paid in excess of the surrender charge band.

The surrender charge band is set forth in the policy. It is based on the Selected Face Amount and varies by the Insured’s issue age and gender.

This surrender charge is also sometimes called a “deferred sales load.” The charge compensates us for expenses incurred in issuing the policy’s Initial Selected Face Amount, issuing Selected Face Amount increases, and for the recovery of acquisition costs.

The surrender charge is a charge against the Account Value of the policy. The deduction is taken from the Separate Account Divisions and the non-loaned portion of the GPA  in proportion to the values in each on the effective date of the surrender or decrease in Selected Face Amount or lapse.

We calculate surrender charges separately for the Initial Selected Face Amount and for each increase in the Selected Face Amount. For the Initial Selected Face Amount, the rates are based on the Insured’s issue age, gender, risk classification, and coverage year. For each increase in the Selected Face Amount, the rates are based on the Insured’s gender, Attained Age, risk classification on the effective date of the increase, and coverage year. The surrender charge for the policy is the sum of the surrender charges for the Initial Selected Face Amount and all Selected Face Amount increases.

Surrender Charges for Decreases in Selected Face Amount

If you decrease your policy’s Selected Face Amount, we cancel all or a part of your Selected Face Amount segment(s) and charge a pro-rata surrender charge that will not exceed the surrender charge associated with each decreased or cancelled segment multiplied by the proportion of that segment that is decreased.

After a Selected Face Amount decrease, the surrender charge for a decreased segment that remains In Force is decreased proportionately. This charge provides us with a proportional compensation for expenses incurred in issuing the policy and Selected Face Amount increases, and for the recovery of acquisition costs.

Rider Processing Fee

We will assess a one-time processing fee at the time you exercise either the Accelerated Death Benefit Rider for Terminal Illness or the Right to Exchange Insured Endorsement. The maximum processing fee for the Accelerated Death Benefit Rider for Terminal Illness is $250 (the fee may vary by state, but will not exceed $250) and $75 for the Right to Exchange Insured Endorsement. Payment is due upon request to exercise the Right to Exchange Insured Endorsement; however, the fee for the Accelerated Death Benefit Rider for Terminal Illness is deducted from the accelerated benefit payment and will reduce the amount you receive.

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Periodic Charges

Loan Interest Rate Expense Charge

We assess a loan interest rate expense charge against policies with outstanding loan balances. This charge, which reimburses us for the ongoing expenses of administering the loan, represents the difference between the interest we charge on policy loans and the interest we credit on the cash value we hold as collateral for policy loans. The loan interest rate minus the loan interest expense charge is the interest rate we use to credit interest to the loaned portion of the GPA.

The maximum loan interest rate expense charge is 2%. The current loan interest rate expense charge is 0.90% for all Policy Years. We reserve the right to increase the loan interest rate expense charge in order to ensure your loan is not treated as a taxable distribution under federal income tax rules, which may change over time.

Monthly Charges Against the Account Value

The following charges are deducted from the Account Value on each Monthly Calculation Date. The Monthly Calculation Date is the date on which monthly charges for the policy are due. The first Monthly Calculation Date was the Policy Date, and subsequent Monthly Calculation Dates are on the same day of each succeeding calendar month.

Monthly charges are deducted from the Separate Account Division(s) and the GPA in proportion to the non-loaned values in each on the date the deduction is taken.

Administrative Charge

The administrative charge reimburses us for issuing and administering the policy, and for such activities as processing claims, maintaining records and communicating with you.

The current administrative charge is $6 per policy, per month.

Mortality Charge

The mortality charge reimburses us for providing you with life insurance protection. We deduct a mortality charge based on your policy’s Insurance Risk. Insurance Risk is equal to the difference between the death benefit (discounted one month at the guaranteed minimum interest rate for the GPA) and the Account Value. These deductions are made by deducting Accumulation Units, proportionately, from each Separate Account Division in which you have an Account Value and the GPA.

The maximum mortality charge rates associated with your policy are shown in the policy’s specification pages. These rates are calculated using the 1980 Commissioners’ Standard Ordinary Mortality Tables, or, for unisex rates, the 1980 Commissioners’ Ordinary Mortality Table B. The rates are also based on a number of factors, including, but not limited to, the age, gender (unless the unisex rates are used), and risk classification of the person insured by the policy.

We may charge less than the maximum monthly mortality charges shown in the table(s). In this case, the monthly mortality charge rates will be based on a number of factors including, but not limited to, our expectations for future mortality, investment earnings, persistency, expense and tax results, capital and reserve requirements, and profits. The expense component of these rates is used to offset sales and issue expenses, which decrease over time. Any change in these charges will apply to all individuals in the same class.

Mortality charges for the policy will not be the same for all Owners. Your policy’s actual or current mortality charge rates are based on a number of factors including, but not limited to, the Insured’s issue age (and age at increase, if applicable), risk classification, and gender (unless unisex rates are used). These rates generally increase as the Insured’s Attained Age increases. The rates will vary with the number of years the coverage has been In Force and with the Total Selected Face Amount of the policy.

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How the Mortality Charge is Calculated

(1)	If the Minimum Face Amount is not in effect:

We calculate the mortality charge on each Monthly Calculation Date by multiplying the current mortality charge rate by a discounted Insurance Risk.

The Insurance Risk is the difference between:

•	the amount of benefit available on that date, under the death benefit option in effect, discounted by the monthly equivalent of 3% per year; and

•	the Account Value at the beginning of the policy month before the monthly mortality charge is due.

The following three steps describe how we calculate the mortality charge for your policy:

Step 1: We calculate the total Insurance Risk for your policy:

(a)	We divide the amount of benefit under the death benefit option in effect that would be available at the beginning of the policy month by 1.0024662698 (which is the monthly equivalent of 3%); and

(b)	We subtract your policy’s Account Value at the beginning of the policy month from the amount we calculated in Step 1(a) above.

Step 2: We allocate the Insurance Risk in proportion to the Selected Face Amount of each segment and each increase that is In Force as of your Monthly Calculation Date.

Step 3: We multiply the amount of each allocated Insurance Risk by the mortality charge rate for each coverage segment. The sum of these amounts is your mortality charge.

(2) If the Minimum Face Amount is in effect:

We also calculate the mortality charge on each Monthly Calculation Date. However, in Step 1 we calculate the total Insurance Risk for your policy, as described in (1) above:

(i)	assuming the Minimum Face Amount is in effect; and then

(ii)	assuming the Minimum Face Amount is not in effect.

Step 2: We allocate the Insurance Risk:

(a)	calculated for (ii) in proportion to the Selected Face Amount of each segment and each increase that is In Force as of your Monthly Calculation Date; and

(b)	we subtract the risk calculated for (ii) from the risk calculated for (i) and allocate that amount to the last underwritten segment.

Step 3: We multiply the amount of each allocated Insurance Risk by the mortality charge rate for each coverage segment. The sum of these amounts is your mortality charge.

Additional Information about the Mortality Charge

We will apply any changes in the mortality charges uniformly for all Insureds of the same issue age, gender, risk classification, and whose coverage has been In Force for the same length of time. No change in insurance class or cost will occur on account of deterioration of the Insured’s health after we issue the policy. We do not offer special underwriting programs for this product such as guaranteed issue or simplified issue underwriting; therefore, individuals of similar health will be classified similarly.

Because your Account Value and death benefit may vary from month to month, your mortality charge may also vary on each Monthly Calculation Date. The cost of your insurance depends on the amount of Insurance Risk on your policy. Factors that may affect the Insurance Risk include:

•	the amount and timing of premium payments;

•	investment performance;

•	fees and charges assessed;

•	the addition or deletion of certain riders;

•	rider charges;

•	withdrawals;

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•	policy loans;

•	changes to the Selected Face Amount; and

•	changes to the death benefit option.

Substandard Risk Charge

Additional mortality fees may be assessed for risks associated with certain health conditions, occupations, aviation, avocations or driving history (i.e., substandard risks). These fees can be in the form of higher rates known as table ratings and/or flat extra charges. Table ratings and flat extra charges are components in the calculation of the mortality charges for the base policy and any applicable monthly rider mortality charges. Substandard risk charges only apply if certain factors result in an Insured having a substandard rating and will be shown in the policy’s specifications pages. Note that the mortality charges, including any table ratings and/or flat extra charges, will not exceed $83.33 per $1,000 of Insurance Risk or Selected Face Amount.

Rider Charges

The charges for the following riders are deducted from the Account Value on each Monthly Calculation Date: Accidental Death Benefit Rider, Death Benefit Guarantee Rider, Disability Benefit Rider, and Insurability Protection Rider.

The rates for the Accidental Death Benefit Rider vary by the Insured’s Attained Age. Current rates range from $0.06591 to $0.12929 per $1,000 of rider face amount. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 70.

The current rate for the Death Benefit Guarantee Rider is $0.01 per $1,000 of Selected Face Amount. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 70 or for a period of 40 years, whichever is less.

The rates for the Disability Benefit Rider vary by the Insured’s gender and Attained Age. Charges for the Disability Benefit Rider have two components. A portion of the charge is based on current rates ranging from $0.041 to $0.266 per $1 of monthly deductions. The remainder of the charge is based on current rates ranging from $0.009 to $0.149 per $1 of specified premium. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 65.

The rates for the Insurability Protection Rider vary by the Insured’s issue age. Current rates range from $0.043 to $0.179 per $1,000 of rider face amount. The monthly charges for this rider will continue up to, but not including, the Policy Anniversary date on which the Insured’s Attained Age becomes 43.

Daily Charges Against the Separate Account

The following charge is deducted daily from the Separate Account.

Mortality and Expense Risk Charge

The mortality and expense risk charge imposed is a percentage of the policy’s average daily net assets held in the Separate Account. The maximum annual percentage is 0.90% in all Policy Years. The current annual percentage is 0.55% in all Policy Years.

This charge compensates us for mortality and expense risks we assume under the policies and for acquisition costs. The mortality risk assumed is that the mortality charges will be insufficient to meet actual claims. The expense risk assumed is that the expenses incurred in issuing, distributing, and administering the policies will exceed the administrative charges collected.

If the mortality and expense risk charge is not sufficient to cover the mortality and expense risk, we will bear the loss. If the amount of the charge is more than sufficient to cover those risks and expenses, we will make a profit on the charge. We may use this profit for any purpose, including the payment of marketing and distribution expenses for the policy.

Fund Expenses

The Separate Account purchases shares of the Funds at net asset value. The net asset value of each Fund reflects expenses already deducted from the assets of the Fund. Such expenses include investment management fees and other expenses and may include acquired Fund fees and expenses. For some Funds, expenses will also include 12b-1 fees to cover distribution and/or certain service expenses. When you elect a Fund as an investment choice, that Fund’s expenses will increase the cost of your investment in the policy. Please see each Fund’s prospectus for more information regarding these expenses.

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Special Circumstances

There may be special circumstances that result in sales or administrative expenses or Insurance Risks that are different than those normally associated with this policy. Under such circumstances, we may vary the charges and other terms of the policies; however, the charges will not exceed the maximum charges identified in the fee tables. We will make these variations only in accordance with uniform rules we establish.

Owner, Insured, Beneficiary

Owner

The Owner is the person who will generally make the choices that determine how the policy operates while it is In Force. You name the Owner in the application. However, the Owner may be changed by Written Request received in Good Order at our Administrative Office while the policy is In Force; therefore, the Owner is the person we have listed as such in our records. Generally, the change of Owner will take effect as of the date the Written Request is signed. However, in certain states you may not change Owners without our approval. We will refuse or accept any requested change of Owner on a non-discriminatory basis. Please see your policy. Each change will be subject to any payment we made or other action we took before receiving the owner designation form in Good Order. When we use the terms “you” or “your,” in this prospectus, we are referring to the Owner.

The sale of your policy to an unrelated investor, sometimes called a viatical or a life settlement, typically has transaction costs that may reduce the value of your estate. Discuss the benefits and risks of selling your life insurance policy with your registered representative and estate planner before you enter into a life settlement. Such a sale may also have adverse tax consequences. Please see “Sales to Third Parties” in the “Federal Income Tax Considerations” section for additional information.

Insured

The Insured is the person on whose life the policy is issued. The Owner must have an insurable interest in the life of the Insured in order for the policy to be valid under state law and for the policy to be considered life insurance for income tax purposes. If the policy does not comply with the insurable interest requirements of the issue state at the time of issue, the policy may be deemed void from the beginning. As a result, the policy would not provide the intended benefits. It is the responsibility of the Owner to determine whether proper insurable interest exists at the time of policy issuance.

You named the Insured in the application for the policy. We did not issue a policy for an Insured who was age 80 or older. Before issuing a policy, we required evidence to determine the insurability of the Insured. This usually required a medical examination.

Beneficiary

The beneficiary is the person you named in the application to receive any death benefit. You may name different classes of beneficiaries, such as primary and secondary. These classes will set the order of payment. There may be more than one beneficiary in a class.

Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before the Insured dies by sending a Written Request in Good Order to our Administrative Office. The Owner must have the consent of an irrevocable beneficiary to change the beneficiary. Generally, the change will take effect as of the date your request is signed. Each change will be subject to any payment we made or other action we took before receiving the Written Request in Good Order.

If no beneficiary is living or in existence when the Insured dies, we will pay you the death benefit unless the policy states otherwise. If you are deceased, the death benefit will be paid to your estate.

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Purchasing a Policy

Purchasing a Policy

The policy is no longer offered for sale. Owners may, however, continue to make premium payments under existing policies. To purchase a policy, you had to send us a completed application. The minimum Initial Selected Face Amount of a policy was $50,000. The Owner selected, within our limits, the policy’s Selected Face Amount. The Selected Face Amount is used to determine the amount of insurance coverage the policy provides while it is In Force. The Initial Selected Face Amount is the Selected Face Amount on the Policy Date. It is on the first page of your policy.

We determined whether to accept or reject the application for the policy and the Insured’s risk classification. Coverage under the policy generally became effective on the policy’s Issue Date. However, if we did not receive the first premium and all documents necessary to process the premium by the Issue Date, then coverage began on the date those items were received in Good Order at our Administrative Office.

Policies generally were issued with rates that vary based on a number of factors including, but not limited to, the gender of the Insured. In some situations, however, we may have issued unisex policies (policies whose rates do not vary by the gender of the Insured). Policies issued as part of an employee benefit plan may be unisex. References in this prospectus to sex-distinct policy values are not applicable to unisex policies.

Policies issued in New York will mature at Attained Age 100. Any Cash Surrender Value the policy has on the maturity date will be paid to the owner. Policies issued in Puerto Rico do not mature or provide an endowment in any specific Policy Year.

Your Right to Return the Policy

You had the right to examine your policy. If you changed your mind about owning it, generally, you could have cancelled it (Free Look) within ten calendar days after you received it, or ten calendar days after you received a written notice of withdrawal right, or 45 days after you signed Part 1 of your Application, whichever was latest. You may also cancel increase in Selected Face Amount under the same time limitations.

If you cancelled the policy, we issued you a refund. The Free Look period and the amount refunded vary. Please see your policy for the refund that applies in your state of issue; however, the following information will give you a general understanding of our refund procedures if you cancelled your policy.

In most states we refunded the policy’s Account Value less any withdrawals and any Policy Debt. In these states, if your premium was received in Good Order, it was allocated to your investment choices on the day after the policy’s Issue Date.

In certain other states we refunded the premium paid less withdrawals and Policy Debt. In those states your premium payment was held in the money market division of the Separate Account during the Free Look period.

To cancel the policy, you had to return it to us at our Administrative Office, to the registered representative who sold the policy, or to one of our agency offices.

Sending Requests in Good Order

From time to time you may want to submit a Written Request for a change of beneficiary, a transfer, or some other action. A Written Request is a written or electronic communication or instruction in Good Order sent by the Owner to, and received by, MassMutual at our Administrative Office. We may allow requests to be submitted by telephone, fax, website, or other electronic media for certain transactions. Telephone, fax, email, or internet transactions may not always be available. Telephone, fax, and computer systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. We may make these additional methods available at our discretion. They may be suspended or discontinued at any time without notice. Not all transaction types can be requested by telephone, website, or other electronic media.

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Premiums

The Planned Premium amount you pay is based on a number of factors including, but not limited to:

•	the Selected Face Amount;

•	the Insured’s gender;

•	the Insured’s issue age;

•	the Insured’s risk classification;

•	policy charges;

•	premium frequency;

•	the death benefit option; and

•	whether or not any riders apply to the policy.

First Premium

Generally, you determined the first premium you wanted to pay for the policy, but it must have been at least equal to the Minimum Initial Premium. The Minimum Initial Premium depended on:

•	your chosen premium frequency;

•	the policy’s Initial Selected Face Amount and death benefit option;

•	the issue age, gender, and risk classification of the Insured; and

•	any riders on the policy.

Planned Premiums

When applying for the policy, you selected (within the policy limitations) the Planned Premium and payment frequency (annual, semiannual, quarterly, or monthly).

We will send premium notices for the Planned Premium based on the payment frequency in effect. If a Planned Premium payment is not made, the policy will not necessarily terminate. Conversely, making Planned Premium payments does not necessarily guarantee the policy will remain In Force. To keep the policy In Force, it must have sufficient Account Value. Please see the “Policy Termination and Reinstatement” section. We will send a notice of any premium needed to prevent termination of the policy.

Before making any changes to the timing or frequency of premium payments, you should speak to your registered representative to determine the impact on your policy.

To change the amount and frequency of Planned Premiums, you may contact our Administrative Office.

If you change the frequency of your Planned Premiums, your policy may be at risk of lapsing because we do not bill for fractional payment periods.

Example:

Your Policy Anniversary is on January 2 and the planned quarterly premium payments are made. We have been sending a bill each quarter for the applicable premium. In June, we receive notification to change the Planned Premium from quarterly payments to annual payments. In this situation, we would have sent bills for the first and second quarterly payments of that year. After receiving notification, however, we would not send a bill for the last two quarterly payments of that year. We will send the next bill approximately 30 days prior to the next Policy Anniversary (January 2). If a premium payment is not made between July and January 2, your policy may lapse before the next bill is received. For more information on what happens if your policy lapses, please see the “Policy Termination and Reinstatement” section.

Subsequent Premium Payments

We will apply your subsequent premium payment on the Valuation Date that it is received in Good Order. If we receive your payment in Good Order on a non-Valuation Date or after the end of a Valuation Date, we will apply your payment on the next Valuation Date. If a payment is dishonored by your bank after we have applied the premium payment to your policy, the transaction will be deemed void, and your payment will be reversed.

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If mailing a subsequent premium payment, it must be sent to the appropriate lockbox (premium payment processing service). Premium payments sent to an incorrect lockbox will be considered not in Good Order. We will reroute the payment and apply it on the Valuation Date when it is determined to be in Good Order. Please see below for lockbox address details.

If you or the premium payer receives a single bill for multiple insurance policies, subsequent premium payments must be sent to:

Regular Mail MassMutual APM Payment Processing Center PO Box 92485 Chicago, IL 60675-2485	Overnight Mail MassMutual 5450 N. Cumberland Ave. Suite 100 Lockbox 92485 Chicago, IL 60656

For all other policies, subsequent premium payments must be sent to:

Regular Mail MassMutual PO Box 92483 Chicago, IL 60675-2483	Overnight Mail MassMutual 5450 N. Cumberland Ave. Suite 100 Lockbox 92483 Chicago, IL 60656

Electronic Premium Payments

We also offer options to allow you to pay premiums through electronic means. You may authorize the Company to draft the initial premium electronically for this policy from your bank account by completing the appropriate administrative form.

You may also initiate single or recurring premium payments for your In Force policy through our secure website (www.MassMutual.com) or by calling our Administrative Office and authorizing an electronic draft from your bank account. Requests to initiate electronic payments are effective on the Valuation Date that you submit the request in Good Order. If you wish to cancel an electronic payment, you must call our Administrative Office at (800) 272-2216 before the end of the Valuation Date (generally 4:00 p.m.  Eastern Time).

If a bank draft is dishonored by your bank after we have applied the payment to your policy, the transaction will be deemed void and your payment will be reversed. In addition, if you have established recurring electronic payments and we are unable to obtain payment from your bank account, we will discontinue the recurring payments. You may re-establish recurring electronic payments through our website.

Premium payments may also be made by wire transfer. For instructions on how to make a premium payment by wire transfer, please call our Administrative Office at (800) 272-2216.

Premium Payment Plan

For recurring withdrawals from a bank account, you may elect to pay premiums by pre-authorized check. Under this procedure, we automatically deduct premium payments each month from a designated bank account. We will not send a bill for these automatic payments. The pre-authorized check service may commence at any time, unless your policy has entered its Grace Period. This service can be discontinued by contacting our Administrative Office.

This pre-authorized check (PAC) service may be initiated or updated by visiting www.MassMutual.com or by submitting a completed PAC form.

We must receive notification of account changes at our Administrative Office at least seven business days before the next draft. Withdrawals from the designated bank account may be selected for any date between the 1st and the 28th of the month. If a date is not specified, we will select a date and send notice in advance of the first draft. We may discontinue the pre-authorized check service for your policy and automatically switch to quarterly billing if:

•	your policy has insufficient value to cover the monthly charges due and the elected premium is below the current monthly deductions; or

•	we are unable to obtain the premium payment from the bank account.

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We may discontinue the pre-authorized check service for your policy and automatically switch to annual billing if your policy has exceeded a MEC or premium limitation, and we are unable to apply all or a portion of your payment.

Premium Flexibility

After the first premium has been paid, within limits, any amount of premium may be paid at any time while the Insured is living. Although you must maintain sufficient Account Value to keep the policy In Force, there is no required schedule for premium payments.

We reserve the right to return any premium payment under $10.

In some cases, applying a subsequent premium payment in a Policy Year could result in your policy becoming a MEC. We will not credit any amount of premium to your policy that will exceed MEC limits unless we have written authorization from the Owner to allow MEC status. For more information on MECs, please see the “Federal Income Tax Considerations” section.

Additionally, we will follow these procedures:

•	If we receive a subsequent premium that will cause the policy to become a MEC, we will apply to your policy the portion of the payment that will not cause the policy to become a MEC, and we will refund the balance to the premium payer, except under the circumstances described below. The portion of the payment that is credited to the policy will be credited as of the Valuation Date the payment was determined to be in Good Order.

•	If the Policy Anniversary is within 14 calendar days of the date the premium is received, and applying the entire payment on the Policy Anniversary will not cause the policy to become a MEC, we will hold the payment without interest until the Policy Anniversary and credit the entire payment as of the Policy Anniversary date. If the anniversary date is not a Valuation Date, the payment will be credited as of the next Valuation Date following the Policy Anniversary.

•	We will notify the Owner of any premium that is held or refunded in order to prevent the policy from becoming a MEC. You may also contact us to provide different instructions regarding how to apply your premium payment.

The procedures above may not apply if there has been a material change to your policy that impacts the 7-pay limit or 7-pay period because the start of the 7-pay period may no longer coincide with your Policy Anniversary. Please see “Modified Endowment  Contracts” in the “Federal Income Tax Considerations” section for additional information.

Premium Limitations

The Internal Revenue Code of 1986, as amended (IRC), has limits on the amount of money you may put into a life insurance contract and still meet the definition of life insurance for tax purposes.

The maximum premium you can pay each Policy Year is the greatest of:

•	an amount equal to $100 plus double the annual basic premium for the policy;

•	the amount of premium paid in the preceding Policy Year;

•	the highest premium payment amount that would not increase the Insurance Risk; or

•	the minimum annual premium under the Death Benefit Guarantee Rider, if included with the policy.

We will refund the portion of any payment that will exceed the maximum premium limit. If we did not refund the excess premium, the policy may no longer qualify as life insurance under federal tax law. In the event of a refund of excess premium, no premium notices will be generated until the next Policy Anniversary.

For more information on the test, please see the “Minimum Face Amount” sub-section in the “Death Benefit” section.

Certain policy changes (including but not limited to a change in Selected Face Amount, a change in risk classification, or the addition or removal of a rider) may cause a recalculation of your maximum premium limit. If a policy change results in a decrease to your premium limit, we may be required to distribute funds from your policy to maintain its compliance with the adjusted premium limit. The distribution will be taken from the Separate Account Division(s) and the GPA in proportion to the non-loaned values in each.

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How and When Your Premium is Allocated

Net Premium

Net Premium is a premium payment received in Good Order minus the premium expense charge. Please see “Premium Expense Charge” in the “Transaction Fees” sub-section of the “Charges and Deductions” section.

Premiums that would cause the policy to be a MEC may not be considered to be in Good Order, depending on when they are received.

The Net Premium is allocated among the Separate Account Divisions and the GPA according to your current instructions we have on record.

Net Premium Allocation

When applying for the policy, you indicated how you wanted Net Premiums allocated among the Separate Account Divisions and the GPA. Net Premium allocations must be whole-number percentages that add up to 100%.

You may change your Net Premium allocation at any time by sending a Net Premium Allocation Request form to us at our Administrative Office. You may also change your Net Premium allocation by telephone or fax transmission, subject to certain restrictions. To help protect against unauthorized or fraudulent telephone instructions, we will take reasonable steps to confirm that telephone instructions given to us are genuine. We may record all telephone conversations.

When accompanied by a premium payment, a request to change your Net Premium allocation will become effective on the Valuation Date we receive your request, in Good Order, at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, the change will become effective on the next Valuation Date.

When Net Premium is Allocated

The Policy Date, Issue Date, and Register Date of your policy may affect the allocation of your Net Premiums. This, in turn, can affect the investment earnings and interest credited on your policy Account Value.

The Issue Date is the date we actually issued the policy. The Policy Date normally is the same date as the Issue Date. However, you may have requested in your application that we set the Policy Date to be a specific date earlier than the Issue Date. In this case, monthly charges were deducted as of the requested Policy Date. These deductions covered a period of time during which the policy was not in effect.

The Register Date is the first date premiums were allocated. It is the Valuation Date that was on the latest of:

•	the Policy Date;

•	the day we received your completed Part 1 of the application for the policy; or

•	the day we received the first premium payment in Good Order.

We apply subsequent premium payments that are received on or after the Register Date, on the Valuation Date we receive them in Good Order. Subsequent premium payments will be applied in accordance with your premium allocation instructions.

Transfers

While your policy is In Force, you may generally transfer all or part of a Separate Account Division’s Account Value to any other Separate Account Division or the GPA by indicating the dollar amount or the percentage (in whole numbers) you wish to transfer. Transfers are effective as of the Valuation Date we receive your request in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your transfer request will be effective as of the next Valuation Date.

We do not charge for transfers.

You can submit transfer requests by sending us a Written Request on our transfer request form. You may also submit transfer requests by telephone, or by other means we authorize, subject to certain restrictions. To help protect against unauthorized or fraudulent telephone instructions, we will take reasonable steps to confirm that telephone instructions given to us are genuine. We may record all telephone conversations.

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Generally, there is no limit on the number of transfers you may make among the Separate Account Divisions. However, as discussed more fully in the section below, we may terminate, limit, or modify your ability to make such transfers due to frequent trading or market timing activity.

We limit transfers from the GPA to the Separate Account Divisions to one each Policy Year.

In addition, you may not transfer more than 25% of the Fixed Account Value (less any Policy Debt) at the time of transfer. There is one exception to this rule. If:

•	you have transferred 25% of the Fixed Account Value (less any Policy Debt) each year for three consecutive Policy Years; and

•	you have not added any Net Premiums or transferred amounts to the GPA during these three years,

then you may transfer the remainder of the Fixed Account Value (less any Policy Debt) out of the GPA in the succeeding Policy Year.

Limits on Frequent Trading and Market Timing Activity

This policy and its investment choices are not designed to serve as vehicles for what we have determined to be frequent trading or market timing trading activity. We consider these activities to be abusive trading practices that can disrupt the management of a Fund in the following ways:

•	by requiring the Fund to keep more of its assets liquid rather than investing them for long-term growth, resulting in lost investment opportunity; and

•	by causing unplanned portfolio turnover.

These disruptions, in turn, can result in increased expenses and can have an adverse effect on Fund performance that could impact all Owners and beneficiaries under the policy, including long-term Owners who do not engage in these activities. Therefore, we discourage frequent trading and market timing trading activity and will not accommodate frequent transfers among the Funds. Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase this policy. We have adopted policies and procedures to help us identify those individuals or entities that we determine may be engaging in frequent trading and/or market timing trading activities. We monitor trading activity to uniformly enforce those procedures. However, those who engage in such activities may employ a variety of techniques to avoid detection. Our ability to detect frequent trading or market timing may be limited by operational or technological systems, as well as by our ability to predict strategies employed by Owners (or those acting on their behalf) to avoid detection. Therefore, despite our efforts to prevent frequent trading and the market timing of Funds among the Separate Account Divisions, there can be no assurance that we will be able to identify all those who trade frequently or those who employ a market timing strategy (or any intermediaries acting on behalf of such persons) and curtail their trading in every instance. Moreover, our ability to discourage and restrict frequent trading or market timing may be limited by decisions of state regulatory bodies and court orders that we cannot predict. In addition, some of the Funds are available with variable products issued by other insurance companies. We do not know the effectiveness of the policies and procedures used by these other insurance companies to detect frequent trading and/or market timing. The Funds may reflect lower performance and higher expenses across all policies as a result of undetected abusive trading practices. If we, or the investment adviser to any of the Funds available with this policy, determine that an Owner’s transfer patterns reflect frequent trading or employment of a market timing strategy, we will allow the Owner to submit transfer requests by regular mail only. We will not accept the Owner’s transfer request if submitted by overnight mail, fax, the telephone, our website, or any other type of electronic medium. Additionally, we may reject any single trade that we determine to be abusive or harmful to the Fund.

Orders for the purchase of Fund shares may be subject to acceptance by the Fund. Therefore, we reserve the right to reject, without prior notice, any Fund transfer request if the investment in the Fund is not accepted for any reason. In addition, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe the Funds’ frequent trading or market timing policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. We have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading or market timing policies established by the Fund. Owners and other persons with interests in the policies should be aware that the purchase and redemption orders received by the Funds generally are “omnibus” orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading or market timing policies and procedures. It may also require us to restrict or prohibit further purchases or transfers as requested by a Fund on all policies owned by

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an Owner whose trading activity under one variable contract has violated a Fund’s frequent trading or market timing policy. If a Fund believes that an omnibus order reflects one or more transfer requests from Owners engaged in frequent trading or market timing activity, the Fund may reject the entire omnibus order.

We will notify you in writing if we reject a transfer or if we implement a restriction due to frequent trading or the use of market timing investment strategies. If we do not accept a transfer request, no change will be made to your allocations per that request. We will then allow you to resubmit the rejected transfer by regular mail only. Additionally, we may in the future take any of the following restrictive actions that are designed to prevent the employment of a frequent trading or market timing strategy:

•	not accept transfer instructions from an Owner or other person authorized to conduct a transfer;

•	limit the number of transfer requests that can be made during a Policy Year; and

•	require the value transferred into a Fund to remain in that Fund for a particular period of time before it can be transferred out of the Fund.

We will apply any restrictive action we take uniformly to all Owners we believe are employing a frequent trading or market timing strategy. These restrictive actions may not work to deter frequent trading or market timing activity. We reserve the right to revise our procedures for detecting frequent trading and/or market timing at any time without prior notice if we determine it is necessary to do so in order to better detect frequent trading and/or market timing, to comply with state or federal regulatory requirements, or to impose different restrictions on frequent traders and/or market timers. If we modify our procedures, we will apply the new procedure uniformly to all Owners.

Dollar Cost Averaging Program

The Dollar Cost Averaging (DCA) Program is an automated transfer program that provides scheduled transfers of a set amount from a selected Separate Account Division to any other Separate Account Division(s) or the GPA.

DCA will not assure you of a profit and will not protect you against a loss in declining markets. Since our DCA Program anticipates continued investment during periods of fluctuating prices, you should consider your ability to assume the financial risks of continued DCA through periods of fluctuating price levels.

Initially, a minimum of $5,000 of Account Value is placed in one Separate Account Divisions. Then, over a stipulated period of time and at a preset frequency, a specified amount of Account Value is transferred from that Separate Account Division and allocated to other Separate Account Divisions or to the GPA. The minimum transfer amount for the DCA Program is $50. Account Value held in the GPA cannot be transferred out of the GPA through the DCA Program.

Since the same specified dollar amount is transferred to each Separate Account Division at a preset frequency, more Accumulation Units are purchased when prices are low than when prices are high. Therefore, a lower average cost per unit may be achievable than through a lump-sum purchase of units or through non-level purchases of units.

If on a specified DCA transfer date, however, the Separate Account Division from which amounts are being transferred is less than the specified transfer amount, the remaining value in that Separate Account Division will be transferred on a pro rata basis to the designated divisions and the GPA. The DCA will then automatically terminate, and future DCA transfers will not occur. You must submit another DCA request to restart the DCA Program.

To elect DCA, complete our Dollar Cost Averaging Request form and send it to us for processing. We do not charge you to participate in the DCA Program. We may at any time modify, suspend, or terminate the DCA Program without prior notification.

Portfolio Rebalancing Program

The Portfolio Rebalancing Program is an automated transfer program that allows you to rebalance your portfolio on a predetermined schedule that you set (annual, semiannual, quarterly, and monthly). The GPA is not included in the Portfolio Rebalancing Program.

Over time, varying investment performance among the Separate Account Divisions may cause the ratios of your Account Value in those selected Separate Account Divisions to change. The Portfolio Rebalancing Program allows you to choose Separate Account Divisions among which you wish to maintain certain relative proportions of Account Value. At a pre-determined frequency, we will make transfers among all the Separate Account Divisions you select so that the Account Values in the selected Separate Account Divisions match the ratios you set.

In order for portfolio rebalancing to occur, the Account Value in at least one of the selected Funds must vary from your chosen ratio by at least $25.

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To elect the Portfolio Rebalancing Program, complete our Portfolio Rebalancing Request form and send it to us for processing. You can also elect the Portfolio Rebalancing Program by telephone, subject to certain restrictions.

You may not elect the automated Portfolio Rebalancing Program while Dollar Cost Averaging is in effect for the policy. We do not charge you to participate in the Portfolio Rebalancing Program. We may at any time modify, suspend, or terminate the Portfolio Rebalancing Program without prior notification. Portfolio rebalancing will not assure you of a profit and will not protect you against loss in declining markets.

If you prefer a one-time portfolio rebalance instead of the automated Portfolio Rebalancing Program, you may complete our administrative form and send it to us for processing. You can also elect unscheduled portfolio rebalancing by telephone, subject to certain restrictions. Unscheduled portfolio rebalancing transactions are effective as of the Valuation Date we receive your request in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your unscheduled portfolio rebalancing request will be effective as of the next Valuation Date.

Example:

Assume that your initial Net Premium payment is split among four Separate Account Divisions: MML Managed Bond, MML Equity Index,  MML Equity and Fidelity® VIP Contrafund® Portfolio.

Further assume that you have also completed a Portfolio Rebalancing Request form indicating that you want the values in the Separate Account Divisions rebalanced quarterly as follows:

•	60% in MML Managed Bond and

•	40% in Fidelity® VIP Contrafund® Portfolio.

Over the next 2½ months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the MML Managed Bond division represents 80% of the value of the two selected Separate Account Divisions in your Portfolio Rebalancing Program.

On the first day of the next quarter, we will sell all units in the MML Equity Index and MML Equity divisions using the proceeds to purchase units in the MML Managed Bond (60%) and Fidelity® VIP Contrafund® Portfolio (40%) divisions. In addition, some of your units in the MML Managed Bond division will be sold and the proceeds will be used to purchase additional units in the Fidelity® VIP Contrafund® Portfolio division to bring the ratio of the two investment choices to 60/40 respectively.

Policy Value

How the Value of Your Policy is Calculated

The value of your policy is called its Account Value. The Account Value has two components:

•	the Variable Account Value; and

•	the Fixed Account Value.

We will calculate your Account Value on each Valuation Date.

Variable Account Value

Transactions in your Separate Account Divisions are all reflected through the purchase and sale of Accumulation Units. An Accumulation Unit is a unit of measure that we use to determine the value in each Separate Account Division. For instance, before we invest your Net Premium payment in a Separate Account Division, we convert your Net Premium payment into Accumulation Units and then purchase an appropriate number of shares in the designated Fund.

The Variable Account Value is the sum of your values in each of the Separate Account Divisions. It reflects:

•	Net Premiums allocated to the Separate Account; plus

•	transfers to the Separate Account from the GPA; less

•	transfers and withdrawals from the Separate Account; less

•	surrender charges deducted from the Separate Account due to any decreases in the Selected Face Amount; less

•	fees and charges deducted from the Separate Account; adjusted by

•	the Net Investment Experience of the Separate Account.

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Net Investment Experience

The Net Investment Experience of the Variable Account Value is reflected in the value of the Accumulation Units.

Every Valuation Date we determine the value of an Accumulation Unit for each of the Separate Account Divisions. Changes in the Accumulation Unit value reflect the investment performance of the Fund as well as deductions for the mortality and expense risk charge, and Fund expenses.

The value of an Accumulation Unit may go up or down from Valuation Date to Valuation Date.

When you make a premium payment, we credit your policy with Accumulation Units. We determine the number of Accumulation Units to credit by dividing the amount of the Net Premium payment allocated to a Separate Account Division by the unit value for that Separate Account Division. When you make a withdrawal, we deduct Accumulation Units representing the withdrawal amount from your policy. We deduct Accumulation Units for insurance and other policy charges.

We calculate the value of an Accumulation Unit for each Separate Account Division at the end of each Valuation Date. Any change in the Accumulation Unit value will be reflected in your policy’s Account Value.

Fixed Account Value

The Fixed Account Value is the accumulation of:

•	Net Premiums allocated to the GPA; plus

•	amounts transferred into the GPA; less

•	amounts transferred or withdrawn from the GPA; less

•	surrender charges deducted from the GPA due to any decreases in the Selected Face Amount; plus

•	fees and charges deducted from the GPA; plus

•	interest credited to the GPA.

Interest on the Fixed Account Value

The Fixed Account Value earns interest at an effective annual rate, credited daily.

For the part of the Fixed Account Value equal to any policy loan, the daily rate we use is the daily equivalent of:

•	the annual credited loan interest rate minus the current loan interest rate expense charge; or

•	3%, if greater.

With each financial transaction (e.g., premium payment, monthly charges, etc.) processed for your policy, the interest earned on any outstanding loan is credited to the GPA.

For the part of the Fixed Account Value in excess of any policy loan, the daily rate we use is the daily equivalent of:

(1)	the current interest rate we declare; or

(2)	the guaranteed interest rate of 3%, if greater.

The current interest rate may change as often as monthly and becomes effective on the first of each calendar month.

Death Benefit

If the Insured dies while the policy is In Force and we determine that the claim is valid, we will pay the death benefit to the named beneficiary in a lump sum or under one of the payment options below.

The death benefit will be the amount provided by the death benefit option in effect on the date of death, reduced by any outstanding Policy Debt, and any unpaid monthly charges needed to avoid Policy Termination. The death benefit is calculated as of the date of the Insured’s death. The policy also provides additional amounts payable upon the death of the Insured through certain riders that may have been added to your policy with additional charges.

The Minimum Face Amount for your policy is based on your policy’s Account Value as described below.

While the policy is In Force, you may make changes to the death benefit option and Selected Face Amount. You must pay any premium due before such transaction requests can be processed.

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Minimum Face Amount

In order to qualify as life insurance under IRC Section 7702, the policy must have a Minimum Face Amount that is determined by the Cash Value Accumulation Test. Under this test, the Minimum Face Amount on any date is equal to a percentage of the Account Value on that date. The Minimum Face Amount percentage depends on the Insured’s:

•	gender;

•	Attained Age; and

•	risk classification.

Death Benefit Options

When you applied for the policy, you chose one of two death benefit options. These are:

•	Option 1 – The benefit amount is the greater of:

(a) the Selected Face Amount on the date of death; or (b) the Minimum Face Amount on the date of death.

•	Option 2 – The benefit amount is the greater of:

(a) the Selected Face Amount plus the Account Value on the date of death; or (b) the Minimum Face Amount on the date of death.

You should note that under death benefit option 1, the death benefit amount is not affected by your policy’s investment experience unless the death benefit is based on the Minimum Face Amount. Under death benefit option 2, the death benefit is a variable death benefit. This means that, because the death benefit amount includes the Account Value, it can change from day to day. Your policy’s Account Value will vary due to the investment performance of the Separate Account Divisions in which you have allocated premium or transferred funds. It is also impacted by the deduction of charges and other policy expenses. It is possible that the policy’s Account Value can be zero, which will reduce the overall value of the death benefit. The “Policy Value” section provides more detailed information on how your policy’s Account Value is determined.

Right to Change the Death Benefit Option

After the first Policy Year, you may change the death benefit option while the Insured is living. However, a death benefit option change cannot be processed during a Grace Period, and no change from Death Benefit Option 1 to Death Benefit Option 2 will be permitted beyond the Insured’s Attained Age 80.

You must send a Written Request in Good Order to our Administrative Office to change your death benefit option. We reserve the right to require a written application and evidence of insurability satisfactory to us for any death benefit option change that results in a Selected Face Amount increase.

The death benefit option change will be effective on the Monthly Calculation Date that is on or next follows the date we approve the request.

If you change your death benefit option, we will adjust your policy’s Selected Face Amount. The Selected Face Amount adjustment (up or down) will be in the amount needed so that the death benefit immediately before the change will be the same as the death benefit after the change.

Please see Appendix B for examples of how a change in death benefit option may impact the policy’s Selected Face Amount.

When the Selected Face Amount changes as a result of a change in the death benefit option:

•	the monthly charges will also change;

•	the charge for certain additional benefits may change; and

•	the policy surrender charge will not change.

You cannot change the death benefit option if, as a result, the Selected Face Amount would be reduced to an amount that is less than the minimum Initial Selected Face Amount.

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When We Pay Death Benefit Proceeds

If the policy is In Force and it is determined that the claim is valid, we normally pay the death benefit within seven calendar days after the date we receive due proof of the Insured’s death and all required documents, in Good Order, at our Administrative Office.

Certain situations may delay payment of a death claim. These situations include, but are not limited to, our right to contest the validity of a death claim. We investigate all death claims that occur within the policy’s two-year contestable periods as described below.

We have the right to contest the validity of the policy for any material misrepresentation of a fact within two years:

•	after the policy is issued; or

•	after a Selected Face Amount increase where evidence of insurability is required.

If the Selected Face Amount increase is the result of a policy change that does not require evidence of insurability such as a conversion from another policy or the exercise of an option on this or another policy, we have the right to contest the validity of the Selected Face Amount increase within two years after that other policy was issued.

We may also investigate death claims beyond the contestable periods. After any two-year contestable period, we generally cannot contest the validity of a policy or a Selected Face Amount increase, except for failure to pay premiums. However, if the application(s) contains a fraudulent misstatement of fact, we may contest at any time, to the extent permitted by law.

We generally determine whether the contested claim is valid within five days after we receive the information from a completed investigation. Since it may take some time to receive the information, payment could be delayed during this period.

We can also delay payment of the death benefit if a portion is based on the Variable Account Value of the policy and the Insured’s date of death is before or during any period when:

•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);

•	trading is restricted by the SEC;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	the SEC, by order, permits us to delay payment in order to protect our Owners.

Interest on Death Benefit

We will add interest to the death benefit from the date of the Insured’s death to the date of a lump sum payment or the effective date of a payment option payment. Interest will be computed at the rate determined under the interest payment option, or as required by applicable state law. Interest paid on the death benefit is taxable as ordinary income in the year such interest is credited.

Although the death benefit is generally excludable from the income of the beneficiary who receives it, interest on the death benefit is includable in the beneficiary’s income.

Payment Options

We will pay the death benefit in a lump sum or under one of the payment options described more fully below.

If the payment option is a lump sum when the Insured dies, the beneficiary may elect any payment option, with our consent. If the beneficiary does not elect a payment option and you have not elected a payment option during the Insured’s lifetime, the death benefit will be paid as a single lump sum.

The different death benefit payment options are described below.  None of these benefits depends upon the performance of the Separate Account or the GPA.

Installments for a Specified Period. Fixed time payments. Equal monthly payments for any period selected, up to 30 years. The amount of each payment depends on the total amount applied, the period selected, and the monthly income rates we are using when the first payment is due.

Life Income. Equal monthly payments based on the life of a named person. Payments will continue for the lifetime of that person. You can elect income with or without a minimum payment period.

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Interest. We will hold any amount applied under this option. We will pay interest on the amount at an effective annual rate determined by us. This rate will not be less than 2.5%.

Installments of a Specified Amount. Fixed amount payments. Each payment may not be less than $10 for each $1,000 applied. We will credit interest each month on the unpaid balance and add this interest to the unpaid balance. This interest will be an effective annual rate determined by us, but not less than 2.5%. Payments continue until the balance we hold is reduced to less than the agreed fixed amount. The last payment will be for the balance only.

Life Income with Payments Guaranteed for Amount Applied. Equal monthly payments based on the life of a named person. We will make payments until the total amount paid equals the amount applied, whether or not the named person lives until all payments have been made. If the named person lives beyond the payments of the total amount applied, we will continue to make monthly payments as long as the named person lives.

Joint Lifetime Income. Monthly payments based on the lives of two named persons. When one dies, the same payment will continue for the lifetime of the other. You can elect income with or without a minimum payment period.

Joint Lifetime Income with Reduced Payments to Survivor. Monthly payments based on the lives of two named persons. We will make payments at the initial level while both are living. When one dies, we will reduce the payments by one-third. Payments will continue at that level for the lifetime of the other. Payments stop when both named persons have died.

The minimum amount that can be applied under a payment option is $2,000 per beneficiary. If the periodic payment under any option is less than $20, we reserve the right to make payments at less frequent intervals. Once payments have begun, only the specified amount and interest options may be changed.

All payment option elections must be sent to our Administrative Office in writing. You may change the payment option during the Insured’s lifetime.

Right to Change the Selected Face Amount

You may request an increase or decrease in the Selected Face Amount. If you change your Selected Face Amount, your policy charges, including surrender charges, will change accordingly. If the policy’s Account Value (or Cash Surrender Value if there is Policy Debt) cannot keep the policy In Force with the requested change in Selected Face Amount, a premium payment may be required.

If you increase or decrease the policy Selected Face Amount, your policy may become a MEC under federal tax law. MECs are discussed in the “Federal Income Tax Considerations” section.

Increases in Selected Face Amount

To increase the policy Selected Face Amount, you must send to our Administrative Office a written application and evidence the Insured is still insurable. We treat each Selected Face Amount increase as a separate segment of coverage. An increase in Selected Face Amount cannot be processed during a Grace Period.

An increase in Selected Face Amount may not be:

•	less than $15,000; or

•	made after the anniversary of your policy’s Issue Date nearest the Insured’s 80th birthday.

Increases in the Selected Face Amount will be effective on the Monthly Calculation Date that is on, or next follows, the date we approve the application for the increase.

If the Account Value (or the Cash Surrender Value if there is Policy Debt) is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we may require a premium payment sufficient to increase the Account Value to such an amount.

Mortality charges will apply for each Selected Face Amount increase you elect. Additionally, a separate surrender charge schedule will apply to the amount of the increase. Generally, these surrender charges will apply during the first 15 years of each segment of coverage.

Any increase elected under any insurability protection type of rider will be effective as directed in the rider.

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Decreases in Selected Face Amount

You may decrease the Selected Face Amount any time after the first Policy Year. You must send a Written Request in Good Order to our Administrative Office. When we receive a Written Request for a decrease in Selected Face Amount from the Owner, we will provide the Owner with a written notice that specifies the surrender charges to be assessed at the time of the decrease. If the Owner does not withdraw the request for the decrease in Selected Face Amount within ten days from the date of the written notice, we will process the decrease in Selected Face Amount and assess any surrender charges that may apply. If we determine that the policy will become a MEC, then the decrease will not be processed until a MEC Notice and Acknowledgment form is received in Good Order at our Administrative Office.

If you decrease the Selected Face Amount, we cancel all or part of your Selected Face Amount segments, and a partial surrender charge may apply. Surrender charges that apply when you decrease the policy’s Selected Face Amount are discussed in “Surrender Charges for Decreases in Selected Face Amount” in the “Transaction Fees” section.

A decrease will reduce the Selected Face Amount in the following order:

(1)	the Selected Face Amount of the most recent increase; then

(2)	the Selected Face Amount of the next most recent increases successively; and last

(3)	the Initial Selected Face Amount.

You may not decrease the Selected Face Amount if the decrease would result in a Selected Face Amount of less than the minimum Selected Face Amount.

Selected Face Amount decreases will be effective on the Monthly Calculation Date that is on, or next follows, the date we receive (in Good Order at our Administrative Office) any applicable request for the decrease. A Selected Face Amount decrease will reduce your policy’s Account Value by the amount of any applicable partial surrender charge. The remaining surrender charge will be reduced by the amount of the partial surrender charge assessed when the Selected Face Amount is decreased. If the policy’s Account Value (or Cash Surrender Value if there is Policy Debt) cannot keep the policy In Force, a premium payment may be required.

Decreases in the policy’s Selected Face Amount may have adverse tax consequences.

Suicide

If the Insured dies by suicide, while sane or insane, and the policy is In Force, the policy will terminate.

•	If the death occurs within two years after the Issue Date, we will refund the sum of all premiums paid, less any withdrawals and any Policy Debt.

•	If death occurs within two years after the effective date of an increase in Selected Face Amount (but at least two years after the Issue Date), we will refund the sum of the monthly charges attributed to the increase. However, if a refund as described in the preceding paragraph is payable, there will be no additional payment for the increase.

Example:

Assume a policy is issued with a $500,000 Selected Face Amount under death benefit option 1. In Policy Year 4, the Owner applies for a $250,000 Selected Face Amount increase, which is approved. If the Insured commits suicide within two years of the increase, the benefit payable to the beneficiaries is equal to the original $500,000 death benefit, plus an additional payment equal to the monthly charges that were deducted from the Account Value for the increase segment of $250,000.

For policies issued in Colorado, Minnesota, Missouri, and North Dakota, all references in the provision to “two years” should be replaced with “one year.”

Error of Age or Gender

If the Insured’s date of birth or gender was misstated in the policy application or the policy has been issued incorrectly, we may adjust the death benefit. The adjustment will reflect the amount provided by the most recent monthly mortality charges using the correct age and gender. If the adjustment is made while the Insured is living, monthly charges after the adjustment will be based on the correct age and gender.

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Other Benefits Available Under the  Policy

Additional Benefits

In addition to the standard death benefit(s) associated with your policy, other standard and/or optional benefits may be available to you. You can obtain additional benefits if you request them and/or qualify for them. We provide certain additional benefits by rider or endorsement. The cost of each rider is generally deducted as part of the monthly charges. Some riders do not result in monthly charges, but do require a fee to exercise the riders. Adding or removing a rider for which there is a monthly charge may impact the premium limitations on your policy. For additional information, please see “Premium Limitations” in the “Premiums” section. If you added a rider for which we charge, you may cancel it at any time upon Written Request. You may not, however, add or remove a rider during a Grace Period. You must pay any premium due before such transaction requests can be processed. Having one or more riders that have monthly charges will increase the overall cost of your policy. The availability of certain riders is subject to state availability and policy Issue Date.

Note: The following riders can no longer be added to your policy:

•	Accelerated Death Benefit Rider for Terminal Illness

•	Accidental Death Benefit Rider

•	Death Benefit Guarantee Rider

•	Disability Benefit Rider

•	Insurability Protection Rider

We also offer an automated transfer program as an additional benefit – Dollar Cost Averaging (DCA).

The following table summarizes the information about the additional benefits available under the policy. Information about the fees associated with each benefit included in the table may be found in the Fee Table.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accelerated Death Benefit Rider for Terminal Illness This rider is no longer issued.	Advances portion of death benefit upon receipt of proof that the Insured is terminally ill and not expected to live more than 12 months (24 months in Illinois).	Standard
•

Eligible payment amount (Eligible Amount) does not include: any amount of death benefit equal to the Account Value; amounts under riders that do not provide level or increasing coverage for at least two years after acceleration date; and the amount payable upon the death of someone other than the Insured under the policy, if applicable.

•

Minimum payment is $25,000.

•

Maximum payment is lesser of 75% of Eligible Amount and $250,000.

•

Death benefit reduced by accelerated amount.

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Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Accidental Death Benefit Rider This rider is no longer issued.	Provides an additional death benefit if the Insured’s death was caused by accidental bodily injury.	Optional
•

Death must have occurred: as a direct result of bodily injury independent of all other causes; within 180 days after the injury was received; while the policy and rider were In Force; and on or after the Insured’s first birthday.

•

No rider benefit paid if death results directly or indirectly from: suicide; war; military service; aviation travel as a pilot, crew member, or while giving or receiving training; natural causes; drugs; or any injury received while committing a felony.

•

No benefit if Insured dies after Attained Age 69.

•

Minimum coverage is $15,000.

Death Benefit Guarantee Rider This rider is no longer issued.

Guarantees the policy will not terminate, during the guarantee period, if its Account Value is insufficient to cover the monthly charges on a Monthly Calculation Date as long as the minimum premium requirement is met.

Optional
•

Guarantee period ends the earlier of: the Insured’s Attained Age 70; or 40 years from the Policy Date.

•

Minimum premium requirement met if the sum of all premiums paid for the policy, minus any withdrawals and Policy Debt, exceeds the sum of the minimum monthly policy premiums as defined in the rider.

•

Not available in New York.

Disability Benefit Rider This rider is no longer issued.	Credits specified amount to Account Value and waives monthly charges on specific Monthly Calculation Dates while Insured is totally and continuously disabled (as defined in rider).	Optional
•

Evidence of insurability required to add rider.

•

Benefit equal to the greater of: the specified monthly amount for the rider; or a Net Premium payment equal to the sum of all monthly charges due on the Monthly Calculation Date.

•

Benefits end day before Insured’s Attained Age 70 if total disability began on or after Insured’s Attained Age 60.

Insurability Protection Rider This rider is no longer issued.	Provides right to increase Selected Face Amount without evidence of insurability on specified dates.	Optional	• Requires premium payment to increase Selected Face Amount. • Minimum increase is $15,000.
Right to Exchange Insured Endorsement	Allows for substitution of Insured.	Standard
•

Owner must have insurable interest in life of substitute Insured.

•

Both Insured and substitute Insured must be alive on date of substitution.

•

Age of substitute Insured on date of the exchange may not exceed 75.

•

Evidence of insurability of substitute Insured required.

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Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Adjustment to Surrender Charges Endorsement (for Internal Replacements)	Waives surrender charges in exchange of policy for non-variable life policy offered by MassMutual or its subsidiary.	Standard	• Evidence of insurability required. • MassMutual reserves right to require repayment of loans and loan interest.
Portfolio Rebalancing Program	Automatically rebalances Separate Account Divisions to maintain original percent allocation of Account Value.	Optional	• Cannot use with Dollar Cost Averaging Program.
Dollar Cost Averaging Program	Automatically transfers a specific amount of Account Value from a single Separate Account Division to other divisions or the GPA, at set intervals.	Optional	• Cannot use with the Portfolio Rebalancing Program.

Accelerated Death Benefit Rider for Terminal Illness – This Rider Is No Longer Issued

This rider advances a portion of the policy’s death benefit to the Owner when we receive proof, satisfactory to us, that the Insured is terminally ill and is not expected to live more than 12 months (24 months in Illinois).

Benefits under the rider may be taxable. The Owner should seek tax advice prior to requesting an accelerated death benefit payment.

For the purposes of this rider, terminal illness is a medical condition that:

•	is first diagnosed by a Legally Qualified Physician; and

•	with reasonable medical certainty, will result in the death of the Insured within 12 months (24 months in Illinois) from the date the Legally Qualified Physician certifies the diagnosis; and

•	is not curable by any means available to the medical profession.

We must receive the following items before an accelerated benefit can be paid:

•	Owner’s Written Request for payment of an accelerated death benefit under the policy;

•	Insured’s written authorization to release medical records to us;

•	written consent to this request of any assignee and any irrevocable beneficiary under the policy; and

•	written certification from a Legally Qualified Physician that the Insured has a terminal illness, as defined above.

The amount of the death benefit under the policy that can be considered for acceleration is determined as of the acceleration date. The acceleration date is the first date on which all the requirements for acceleration, except any confirming examination that we may require, have been met.

The amount eligible for acceleration under the rider (Eligible Amount) includes:

•	the amount equal to the excess of the base policy death benefit over the Account Value; and

•	the amount payable upon death of the Insured under any life insurance rider included with the policy, if that rider provides level or increasing coverage on the life of the Insured for at least two years after the acceleration date.

The Eligible Amount does not include:

•	the amount payable upon the death of the Insured under any life insurance rider that does not provide level or increasing coverage for at least two years after the acceleration date; and

•	the amount payable upon the death of someone other than the Insured under the policy, if applicable.

All other riders are excluded from the Eligible Amount.

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The Owner may accelerate any portion of the Eligible Amount subject to the following limitations:

•	the minimum amount that may be accelerated is $25,000; and

•	the maximum amount that may be accelerated is equal to the lesser of 75% of the Eligible Amount or $250,000 minus the total amount accelerated under all other policies issued by us or any of our affiliates.

There is no premium or cost of insurance charge for this rider. However, when you exercise benefits under this rider, your death benefit will be reduced by an amount greater than the terminal illness benefit payment. The terminal illness benefit payment will be reduced by:

•	a fee of not more than $250; and

•	interest at the annual interest rate we have declared for policies in this class.

In return for the advance payment, a lien is placed on the policy equal to the amount of benefit accelerated. Interest is not charged on the lien. The Owner may not voluntarily repay all or any portion of the lien. However, the amount of the lien will be deducted from the amount of payment under the policy upon the death of the Insured.

Payment of the terminal illness benefit will be made to the Owner in a single sum, unless the payment has been assigned or designated by the Owner. However, we will not make the payment if we first receive due proof of the Insured’s death; in this case, we will instead pay the death benefit as if no request has been received under the rider.

After the accelerated benefit payment is made, this policy will remain In Force, and premiums and charges will continue in accordance with the policy provisions.

The rider terminates on the earliest of:

•	on the date an accelerated benefit payment is made;

•	on the date the policy terminates, for any reason;

•	on the date the policy matures;

•	on the date the base policy is changed to a different policy on which the rider is not available; or

•	two years before coverage under the policy is scheduled to terminate.

The Owner may terminate this rider upon Written Request.

Where this rider is available, it is included automatically with the policy at no charge at the time the policy is issued.

An example of the operation of the Accelerated Death Benefit Rider for Terminal Illness is set forth in Appendix C.

Accidental Death Benefit Rider – This Rider Is No Longer Issued

This rider provides an additional death benefit if the Insured’s death was caused by accidental bodily injury. This rider provides no benefit if the Insured dies after Attained Age 69. The minimum rider coverage is $15,000.

Proof of the accidental death must be provided to us at our Administrative Office. The proof must show that the Insured’s death occurred:

•	as a direct result of an accidental bodily injury independent of all other causes;

•	within 180 days after the injury was received;

•	while the policy and rider were In Force; and

•	on or after the Insured’s first birthday.

No rider benefit will be paid if the Insured’s death results directly or indirectly from:

•	suicide;

•	war;

•	military service;

•	aviation travel as a pilot, crew member, or while giving or receiving training;

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•	natural causes;

•	drugs; or

•	any injury received while committing a felony.

These exclusions are more fully explained in the rider.

The rider terminates automatically:

•	on the expiration date of the rider;

•	upon termination of the policy for any reason; or

•	at the end of the 61 day Grace Period provided by the policy.

The Owner may terminate this rider upon Written Request.

There is an additional charge for this rider that varies based on the individual characteristics of the Insured.

Below is an example of when rider benefits are paid.

Policy details:

Sex	Female
Risk Class	Non-Tobacco
Issue Age	30
Attained Age	40
Policy Selected Face Amount	$250,000
Rider Face Amount	$250,000

If the Insured dies while the rider is in effect, and death is proven to be accidental according to the rider and not subject to the rider’s exclusions, total death proceeds of $500,000 would be paid to the beneficiaries.

Death Benefit Guarantee Rider – This Rider Is No Longer Issued

This rider guarantees that the policy will not terminate, during the guarantee period, if its Account Value is insufficient to cover the monthly charges on a Monthly Calculation Date as long as the minimum premium requirement is met. The guarantee period ends at the earlier of:

•	the Insured’s Attained Age 70; or

•	40 years from the Policy Date.

The minimum premium requirement is met if the sum of all of the premiums paid for the policy, minus any withdrawals and Policy Debt, exceeds the sum of the minimum monthly policy premiums as defined in the rider. The minimum monthly policy premium for this rider is set as of its Issue Date. We may change the minimum monthly policy premium later to reflect other changes in the policy.

Minimum monthly premiums may be paid on other than a monthly basis as long as the sum of premiums paid is at least equal to the total required minimum monthly premiums on each Monthly Calculation Date. The minimum monthly policy premium may change if the Selected Face Amount is increased or decreased or if riders are added, changed, or terminated. The new minimum monthly premium will apply from the effective date of the change.

If, on a Monthly Calculation Date, the minimum monthly policy premium requirement has not been met, we will provide an additional 61 days to pay a premium sufficient to maintain the death benefit guarantee. The required payment will be equal to (a) the smallest amount needed to meet the requirement as of that date, plus (b) two times the minimum monthly premium for that date. If the required payment is not received within this period, the rider will terminate, and the death benefit guarantee will be lost.

The rider will terminate:

•	on the rider expiration date;

•	upon termination of the policy for any reason other than insufficient Account Value;

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•	if the Selected Face Amount of the policy is reduced to an amount less than $50,000; or

•	at the end of the rider’s 61-day Grace Period after failure to meet the policy premium requirement and to pay an amount of premium sufficient to maintain the guarantee.

The Owner may terminate this rider upon Written Request.

Once the rider is terminated, it cannot be reinstated.

This rider is not available in New York.

Below is an example of the rider’s benefits.

•	On a given Monthly Calculation Date, the policy’s Account Value monthly charges are insufficient to pay the monthly charges. If not for the Death Benefit Guarantee Rider, the policy would enter the Grace Period.

•	However, because the rider is attached and the guarantee period has not expired, the following comparison is made:

○	If A exceeds B (both defined below), the policy will not enter the Grace Period.

■	A = the sum of all premiums paid, minus any partial withdrawals, and minus any Policy Debt including any accrued loan interest.

■	B = the sum of minimum monthly premiums from issue to (and including) the current month.

○	If A = 10,500, and B = 10,400, the policy will not enter the Grace Period.

Disability Benefit Rider – This Rider Is No Longer Issued

This rider provides that we will apply a monthly benefit amount to the policy while the Insured is totally and continuously disabled as defined in the rider. The disability benefit amount will be the greater of:

•	the specified monthly amount for the rider as shown in the policy’s specifications pages for this rider; or

•	a Net Premium equal to the sum of all monthly charges due on the Monthly Calculation Date.

The benefits will be provided after the Insured has been totally disabled for six continuous months and all conditions of the rider have been met.

Total Disability is defined as an incapacity of the Insured that:

•	is caused by sickness or injury; and

•	begins while this rider is In Force; and

•	for the first 24 months of any period of Total Disability, prevents the Insured from performing the substantial and material duties of the Insured’s occupation; and

•	after Total Disability has continued for 24 months, prevents the Insured from engaging in any occupation the Insured is or may become qualified to perform.

The benefits will end when any of the following occurs:

•	the Insured is no longer totally disabled; or

•	satisfactory proof of continued Total Disability is not given to us as required; or

•	the Insured refuses or fails to have an examination we require; or

•	the day before the Insured’s Attained Age becomes 70 if Total Disability began on or after the Insured’s Attained Age was 60.

Proof of claim must be received at our Administrative Office while the Insured is living and during the continuance of Total Disability. Also, it must be received within one year after the earlier of the Policy Anniversary date nearest the Insured’s 65th birthday and termination of the policy. However, if it was not reasonably possible to give us proof of claim on time, the delay will not reduce the benefit if proof is given as soon as reasonably possible.

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The Owner may terminate this rider at any time upon Written Request. If the rider is terminated at the Owner’s request, this rider cannot be reinstated. If not terminated at the Owner’s request, this rider will terminate automatically at the Insured’s Attained Age 65 if the Insured is not Totally Disabled on that date.

There is a monthly charge for this rider, which is based on the Insured’s Attained Age and gender, and on the benefits provided. The charge each month is the greater of:

•	The specified benefit amount charge each month is equal to the specified monthly benefit multiplied by the specified benefit charge rate for the Insured’s Attained Age.

•	The waiver charge each month is equal to the sum of the monthly charges for the month, excluding the charge for this rider, multiplied by the waiver charge rate for the Insured’s Attained Age.

The monthly charge is deducted from the Account Value on each Monthly Calculation Date prior to the rider’s termination.

The specified benefit charge rates and waiver charge rates are shown in the policy’s specifications pages.

The example below shows the impact of this rider when on claim.

•	The specified monthly benefit is $500.

•	The Insured is Attained Age 55.

•	The Insured has been totally and permanently disabled for at least six months.

•	Account Value on the Monthly Calculation Date prior to the deduction of monthly charges is $100,000.

•	Total monthly charges are $400.

•	The rider benefit is treated as a premium paid in the amount equal to the greater of:

A. The specified monthly benefit of $500; or

B. The amount that results in a Net Premium equal to the sum of all monthly charges. In this case, a gross premium of $416.67 would result in a Net Premium equal to $400 after a 4% premium expense charge is taken.

•	The rider benefit for this month would be a gross premium of $500 because A is greater than B above.

Insurability Protection Rider – This Rider Is No Longer Issued

This rider provides the right to increase the Selected Face Amount of the policy without evidence of insurability on certain option dates as defined in the rider.

A written application is required to elect an increase in the Selected Face Amount. The completed application and any premium payment needed for the increase must be received at our Administrative Office by the end of the option period.

The minimum increase is $15,000. The maximum increase will be listed in the policy’s specifications pages.

There are two types of option periods, regular and substitute. Regular option periods coincide with the Policy Anniversary dates nearest the Insured’s 25th  birthday and end with the Policy Anniversary nearest the Insured’s 43rd  birthday. Substitute option dates occur 60 days after the Insured’s marriage, the birth of the Insured’s child or adoption of a child by the Insured.

A substitute option date can be exercised only if there is a subsequent regular option date. If new insurance is purchased during a substitute option period, new insurance cannot be purchased again during the next regular option period. Failure to exercise an option date does not impact your ability to exercise a future option.

While the rider is In Force, term insurance, equal to the rider benefit listed in the policy’s specification pages, is provided during the 60-day period before each option date on which an increase may be elected. If the Insured dies during this period, the term insurance is added to the policy’s death benefit.

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The rider terminates:

•	after the last regular option date as shown in the policy’s specification pages;

•	if the policy terminates for any reason; or

•	election of an increase on a substitute option date if that increase is the last one that may be elected under the rider.

The Owner may terminate this rider at any time upon Written Request.

There is a monthly charge for this rider. It is a rate per $1,000 of rider face amount, which is deducted from the Account Value on each Monthly Calculation Date prior to the rider’s termination.

Below is an example of exercising this rider.

Policy details:

Sex	Male
Risk Class	Non-Tobacco
Issue Age	30
Attained Age	37
Selected Face Amount	$250,000
Rider Option Amount	$50,000

On the Policy Anniversary:

•	The Selected Face Amount can be increased by the rider option amount, from $250,000 to $300,000.

•	The increase segment gets the same risk class as the base policy (Non-Tobacco).

•	Evidence of insurability is not required for this Selected Face Amount increase.

Right to Exchange Insured Endorsement – This Endorsement Is No Longer Issued

This endorsement allows you to substitute a new Insured in place of the current Insured under the policy without incurring surrender charges.

A substitute of the Insured is allowed if the policy is In Force, and all of the following conditions are met as of the Date of Substitution:

•	the policy has been In Force for at least one year;

•	the Owner has an insurable interest in the life of the substitute Insured; and

•	the substitute Insured’s Attained Age does not exceed 75 years of age on the date of the exchange.

Before the submission can become effective, we require:

•	a written application for substitution, received by us at our Administration Office;

•	evidence of insurability of the substitute Insured that is satisfactory to us; and

•	payment of a fee of $75.00 and the amount of any Policy Debt, if any, that is more than the maximum loan available under the new policy.

The Selected Face Amount and the Death Benefit for the new policy will be the same as for this policy. The Account Value immediately after the exchange will be equal to:

•	The Account Value immediately before the exchange; minus

•	The monthly charges deducted on the date of exchange.

Immediately after the exchange, the Account Value for the new policy will be allocated among the Separate Account Divisions and the Guaranteed Principal Account (including outstanding loans) in the same proportion as the Account Value of this policy immediately preceding the exchange. All monthly charges, surrender charges, and other values after the substitution of the Insured will be based on the life and risk classification of the substitute Insured.

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An example of the operation of the Right to Exchange Insured Endorsement is set forth in Appendix D.

Adjustment to Surrender Charges Endorsement (for internal replacements)

This endorsement allows the Company to waive surrender charges if an Owner wishes to exchange this policy for a qualifying non-variable life insurance policy offered by MassMutual or one of its subsidiaries provided the following conditions are met:

•	On the date of the exchange, the Cash Surrender Value of the new policy must be less than or equal to the Cash Surrender Value of the replaced policy;

•	The Selected Face Amount of the new policy must be equal to or greater than the Selected Face Amount of the replaced policy; and

•	The entire value of the replaced policy must be put into the new policy.

The endorsement is included automatically with the policy at no charge at the time the policy is issued.

We require a written application and evidence of insurability satisfactory to us for the new policy. There is no guarantee the new policy will be issued. We reserve the right to require repayment of any loans and loan interest.

We have the right to modify, suspend, or terminate any replacement program at any time without prior notification. This right does not apply to policies to which the endorsement has already been added.

Right to Exchange

Generally, you can exchange a life insurance policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making such an exchange, you should compare the features, fees, and risks of both policies to determine whether the purchase of the new policy is in your best interest. Remember that if you replace a policy with another policy, you might have to pay a surrender charge on the surrendered policy, and there may be new surrender charges for the new policy. In addition, other charges may be higher (or lower), and the benefits may be different. You should talk to your financial professional or tax adviser.

Accessing the Money in Your Policy

Withdrawals

After the first Policy Year, the maximum amount you may withdraw is 75% of the current Cash Surrender Value. This amount is referred to as the maximum partial withdrawal. The minimum amount you may withdraw is $100. We do not currently charge a withdrawal fee or surrender charge for a withdrawal.

You can make a withdrawal by sending us a Written Request in Good Order on our partial withdrawal request form.

You must state in your request form the dollar amount and corresponding Separate Account Division(s) from which you want the withdrawal made. If you choose to withdraw an amount from the GPA, it may not exceed the non-loaned Account Value in the GPA. If you request a maximum partial withdrawal, the amount of the withdrawal will be deducted proportionately from the available Separate Account Divisions and the non-loaned Account Value in the GPA.

A withdrawal will reduce your policy’s Account Value by the amount withdrawn. If the policy’s Account Value is reduced to a point where it cannot meet a monthly deduction, your policy may terminate. A withdrawal may also: 1) reduce your policy’s Selected Face Amount; and 2) have adverse tax consequences. For more information on tax implications, please see the “Federal Income Tax Considerations” section.

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Example:
Assume Death Benefit Option 1 is in effect and prior to the withdrawal the policy has a Selected Face Amount of $50,000 and an Account Value of $20,000. If you make a withdrawal of $5,000, the Account Value will be reduced to $15,000 and the Selected Face Amount will be reduced to $45,000. The withdrawal payment will be $5,000.

If your policy’s Selected Face Amount is decreased because of a withdrawal, surrender charges will not apply. We may reduce the Selected Face Amount of your policy unless you have chosen death benefit option 2 or we receive evidence of insurability satisfactory to us. The amount of the reduction will be the amount of the withdrawal.

There is one exception:

If the death benefit provided by the death benefit option immediately before the withdrawal is equal to the Minimum Face Amount, either the Selected Face Amount reduction will be limited or we will not reduce the Selected Face Amount.

We will not reduce the Selected Face Amount if the death benefit immediately after the withdrawal would be the new Minimum Face Amount (based on the reduced Account Value). Otherwise, the Selected Face Amount reduction will be based on a formula.

The formula considers the smallest withdrawal amount that would bring the Minimum Face Amount below the death benefit provided by the death benefit option. The formula reduces the Selected Face Amount by the excess of the requested withdrawal amount over this smallest withdrawal amount. (Minimum Face Amount, death benefit, and death benefit options are explained in the “Death Benefit” section.)

We may not allow a withdrawal if it would result in a reduction of the Selected Face Amount to less than $25,000.

Withdrawal requests where evidence of insurability is not required will be effective on the Valuation Date we receive the Written Request in Good Order at our Administrative Office. Withdrawal requests where evidence of insurability is required will be effective on the Valuation Date we approve the evidence of insurability application provided that the remainder of the withdrawal request is in Good Order on that date. Withdrawal requests determined to be in Good Order on a non-Valuation Date or after the end of a Valuation Date, will be effective as of the next Valuation Date.

If a withdrawal would cause the policy to become a MEC, a MEC Notice and Acknowledgement Form will be required before the withdrawal will be processed. For more information on MECs, please see the “Federal Income Tax Considerations” section.

We will normally pay any withdrawal amounts within seven calendar days of the withdrawal effective date unless we are required to suspend or postpone withdrawal payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.

Surrenders

You may surrender your policy to us at any time while the policy is In Force. We will pay you its Cash Surrender Value. To surrender your policy, you must submit a completed surrender form and any other forms we may require.

The surrender will be effective on the Valuation Date we receive all required, fully completed forms in Good Order at our Administrative Office. If the surrender involves an exchange or transfer of assets to a policy issued by another financial institution or insurance company (not MassMutual or any of its subsidiaries), we also will require a completed absolute assignment form and any state mandated replacement paperwork. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your surrender request will be effective as of the next Valuation Date.

We will normally pay any surrender amounts within seven calendar days of the surrender effective date, unless we are required to suspend or postpone surrender payments. Please see “Other Policy Rights and Limitations” in the “Other Information” section for additional information.

The policy terminates as of the effective date of the surrender and cannot be reinstated unless required by law. Surrendering the policy may result in adverse tax consequences. These tax consequences are discussed in the “Federal Income Tax Considerations” section.

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Loans

You may take a loan from the policy once the Account Value exceeds the total of any surrender charges. You must assign the policy to us as collateral for the loan. We charge interest on policy loans that is added to the Policy Debt. We refer to all outstanding loans plus accrued interest as Policy Debt. You may repay all or part of your Policy Debt, but you are not required to do so.

The maximum loan amount allowed at any time is calculated as follows:

(1)	we subtract from the Account Value any surrender charges that would apply if the policy were surrendered on that date;

(2)	we calculate 90% of the amount determined in (1) above; and

(3)	we subtract any Policy Debt from the amount determined in (2) above. The result is the maximum amount that can be borrowed.

Taking a loan from your policy has several risks: (1) it may increase the risk that your policy will terminate; (2) it will have a permanent effect on your policy’s Cash Surrender Value; (3) it may increase the amount of premium needed to keep the policy In Force; (4) it will reduce the death benefit proceeds; and (5) it may have adverse tax consequences.

The risks that can result from taking a policy loan may be reduced if you repay Policy Debt. The tax consequences of loans are discussed in the “Federal Income Tax Considerations” section.

Requesting a Loan

You may take a loan by completing a loan request form and sending it to our Administrative Office, or by other means we authorize, subject to certain restrictions. You must assign the policy to us as collateral for the loan.

Once we have processed the loan request and deducted the proportionate amounts from the Separate Account Divisions and/or the GPA, we consider the loan effective and outstanding. If, after we process the loan request, you decide not to cash the check, you may submit a Written Request to our Administrative Office to repay the loan amount. The loan repayment will be effective on the Valuation Date the Written Request is received in Good Order at our Administrative Office. Loan interest begins to accrue as soon as the loan is effective. Therefore, loan interest will accrue even if the loan check is not cashed. Please see “Loan Interest Charged” below for additional information.

Payment of Proceeds

Loans will be effective on the Valuation Date we receive your loan request form and all other required documents in Good Order at our Administrative Office. If we receive your request in Good Order on a non-Valuation Date or after the end of a Valuation Date, your loan request will be effective as of the next Valuation Date.

A loan is attributed to each Separate Account Division and the GPA in proportion to the values of the policy in each of the divisions and in the non-loaned portion of the GPA at the time of the loan. On the effective date of the loan, we deduct proportionate amounts from the Separate Account Divisions and/or the GPA (excluding any outstanding loans) and transfer the resulting dollar amounts to the loaned portion of the GPA. We will normally pay any loan amounts within seven calendar days of the loan effective date, unless we are required to suspend or postpone loan amounts. Please see the “Other Policy Rights and Limitations” sub-section in the “Other Information” section for additional information.

Interest Credited on the Loaned Value

When you take a loan, we transfer an amount equal to the loan to the loaned portion of the GPA. This amount earns interest at a rate equal to the greater of:

•	3%; or

•	the loan interest rate less the current loan interest rate expense charge.

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With each financial transaction (e.g., premium payment, monthly charges, etc.) processed for your policy, the interest earned on any outstanding loan is credited to the GPA.

Loan Interest Charged

At the time you applied for the policy, you selected either a fixed loan interest rate of 6% or an adjustable loan rate.

Each year we will set the adjustable rate that will apply for the next Policy Year. The maximum loan rate is based on the Monthly Average Corporate yield on seasoned corporate bonds as published by Moody’s Investors Service, Inc. If this Average is no longer published, we will use a similar average as approved by the insurance department of the state in which your contract was issued.

The maximum rate is the greater of:

•	The published monthly average for the calendar month ending two months before the Policy Year begins; or

•	4%

If the maximum rate is less than 0.5% higher than the rate in effect for the previous year, we will not increase the rate. If the maximum rate is at least 0.5% lower than the rate in effect for the previous year, we will decrease the rate.

Interest on policy loans is not due in advance. The interest accrues daily and becomes part of the Policy Debt as it accrues. Interest is due on each Policy Anniversary date. If interest is not paid when due, it will be added to the loan and will bear interest at the loan rate. The interest is deducted proportionately from the Separate Account Divisions and the GPA according to the then current value in those Separate Account Divisions and the GPA and added to the loan. If the policy’s Account Value cannot cover the loan interest due, the policy may lapse. Please see the “Policy Termination and Reinstatement” section.

Effect of a Loan on the Values of the Policy

A policy loan negatively affects policy values because we reduce the death benefit and Cash Surrender Value by the amount of the Policy Debt.

Also, a policy loan, whether or not repaid, has a permanent effect on your policy’s Cash Surrender Value because, as long as a loan is outstanding, a portion of the Account Value equal to the loan is invested in the GPA. This amount does not participate in the investment performance of the Separate Account or receive the current interest rates credited to the non-loaned portion of the GPA. The longer a loan is outstanding, the greater the effect on your Cash Surrender Value will be. In addition, if you do not repay a loan, your outstanding Policy Debt will reduce the death benefit and Cash Surrender Value that might otherwise be payable.

Whenever you reach your Policy Debt Limit, your policy is at risk of terminating. Your Policy Debt Limit is reached when total Policy Debt exceeds the Account Value less surrender charges. If this happens, we will notify you in writing. The “Policy Termination and Reinstatement” section explains more completely what will happen if your policy is at risk of terminating. Please note that Policy Termination with an outstanding loan also can result in adverse tax consequences. Please see the “Federal Income Tax Considerations” section for additional information.

If there was Account Value in the GPA at the time the loan was taken, we deducted a proportionate amount of the loan from the GPA. Consequently, as you repay the loan, the amount in the non-loaned portion of the GPA will increase. This increase occurs because we allocate loan repayments to the GPA until you have repaid all loan amounts originally deducted from the GPA. Additionally, your ability to transfer funds out of the GPA following a loan repayment will be limited due to certain transfer restrictions. Please see the “Transfers” section for additional information.

Repayment of Loans

All or part of your Policy Debt may be repaid at any time while the Insured is living and while the policy is In Force. We will increase the death benefit and Cash Surrender Value under the policy by the amount of the repayment.

A loan repayment must be identified as such or we will consider it a premium payment. We will apply the loan repayment on the Valuation Date it is received in Good Order. If we receive the loan repayment in Good Order on a non-Valuation Date or after the end

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of a Valuation Date, the loan repayment is effective as of the next Valuation Date. If a loan repayment is dishonored by your bank after we have applied the loan repayment to your policy, the transaction will be deemed void and your loan repayment will be reversed.

You may initiate single or recurring loan repayments through our secure website (www.MassMutual.com) or by calling our Administrative Office and authorizing an electronic draft from your bank account. Please see the “Electronic Premium Payments” sub-section in the “Premiums” section for additional information. In addition, loan repayments may be sent to MassMutual, PO Box 92483, Chicago, IL 60675-2483.

Any loan repayment made within 30 days prior to the Policy Anniversary date will be used to first pay policy loan interest due. For any other loan repayment, we will first transfer values equal to the repayment amount from the loaned portion of the GPA to the non-loaned portion of the GPA until all loan amounts originally deducted from that account have been repaid. We will allocate any additional loan repayments by transferring values equal to the repayment amount from the loaned portion of the GPA to the non-loaned portion of the GPA and/or the applicable Separate Account Divisions, based on your premium allocation instructions in effect at that time. When we receive a loan repayment and only a portion is needed to fully repay the loan, we will apply any excess as premium and allocate it according to the current premium allocation instructions. Any subsequent loan repayments received after the loan is fully repaid will be refunded to the premium payer.

We will deduct any outstanding Policy Debt from:

•	the proceeds payable on the death of the Insured;

•	the proceeds payable when you surrender the policy; or

•	the Account Value if the policy lapses.

In these situations, we will then consider the Policy Debt paid.

Policy Termination and Reinstatement

Your policy could lapse, and terminate without value, if the Account Value of the policy becomes too low to support the policy’s monthly charges. Factors that may cause your policy to terminate include: insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest. Even if you have made Planned Premium payments, there is no guarantee that your policy will remain In Force. Conversely, your policy will not necessarily terminate if you do not make Planned Premium payments since the policy may have enough Account Value to cover the monthly charges.

Before your policy terminates, we allow a Grace Period during which you can pay the amount of premium needed to avoid termination. We explain the Grace Period in more detail in the section below.

If there is no Policy Debt, the policy may terminate without value if the Account Value on a Monthly Calculation Date cannot cover the charges due.

If there is Policy Debt, the policy will terminate without value at the end of the Grace Period if:

•	the Policy Debt Limit is reached. The Policy Debt Limit is reached when the Policy Debt (outstanding loans plus accrued interest) exceeds the Account Value less any surrender charges that may apply: 1) on a Monthly Calculation Date or (2) on the Valuation Date a premium payment is received, if the policy is in the Grace Period.

If your policy lapses, your insurance coverage terminates. In the event of a policy lapse, we would apply the applicable surrender charge, also known as a deferred sales load, which compensates us for expenses incurred related to your policy. The surrender charge is a charge against the Account Value of the policy. The deduction is taken from the Separate Account Divisions and the GPA, excluding Policy Debt, in proportion to the values in each, on the effective date of the lapse. Please see “Surrender Charges” under “Transaction Charges” for more information.

Policy Termination could have adverse tax consequences for you. To avoid Policy Termination and potential tax consequences in these situations, you may need to make substantial premium payments or loan repayments to keep your policy In Force.

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Grace Period

Before your policy terminates, we allow a Grace Period during which you can pay the amount of premium needed to avoid termination. We will mail you a notice stating this amount.

The Grace Period begins on the date the monthly charges are due. It ends 61 days after the date we mail you the notice.

If there is no Policy Debt, the amount of premium needed to avoid Policy Termination will be the amount needed to cover the monthly charges due.

If there is Policy Debt, the amount of premium needed to avoid Policy Termination will be the amount needed to bring the Policy Debt back within the limit (Policy Debt cannot exceed the Account Value less surrender charges that may apply: (1) on a Monthly Charge Date or (2) on the Valuation Date a premium payment is received, if the policy is in a Grace Period). During the Grace Period, the policy will stay In Force. If the Insured dies during this period and the amount of premium needed to avoid Policy Termination has not been paid, we will pay the death benefit proceeds, reduced by the amount of premium needed to avoid Policy Termination and any Policy Debt.

If we do not receive the required payment by the end of the Grace Period, the policy will terminate without value at the end of the Grace Period. We will return a premium payment if it is less than the minimum amount needed to avoid termination.

During the Grace Period, certain financial transactions cannot be processed (transfers, withdrawals, loans). You must pay the premium due before subsequent financial transactions can be processed.

The Company’s mailing of a Policy Termination or a lapse notice to you constitutes sufficient notice of cancellation of coverage.

Reinstating Your Policy

If your policy terminates, you may be able to reinstate it. You may not, however, reinstate your policy if:

•	you surrendered it (unless required by law); or

•	five years have passed since it terminated.

To reinstate your policy, we will need:

•	a written application to reinstate;

•	evidence, satisfactory to us, that the Insured is still insurable;

•	a premium payment sufficient to keep the policy In Force for three months after reinstatement. The minimum amount of this premium payment will be quoted upon request; and

•	a MEC Notice and Acknowledgement form, if the reinstated policy would be a MEC (please see “Policy After You Reinstate” below, and the “Federal Income Tax Considerations” section).

We will not apply the required premium for reinstatement to any investment option until we have approved your reinstatement application.

The policy will be reinstated after your application has been approved by us and the required premium is received in Good Order at our Administrative Office. The Reinstatement Date will be the Valuation Date on or immediately following the date we determine the application and payment to be in Good Order. We will assess monthly charges due to us upon reinstatement of your policy as of the Reinstatement Date.

Policy After You Reinstate

If you reinstate your policy, the Selected Face Amount will be the same as it was when the policy terminated. Your Account Value will be:

(1)	the premium paid to reinstate your policy, less

(2)	applicable monthly charges due.

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Additionally, if the policy lapsed during a period when a surrender charge applied, surrender charges equal to the amount and period applicable when the policy lapsed will apply to the reinstated policy.

We do not reinstate Policy Debt.

If you reinstate your policy, it may become a MEC under current federal tax law. Please consult your tax adviser. More information on MECs is included in the “Federal Income Tax Considerations” section.

Reinstatement will not reverse any adverse tax consequences caused by Policy Termination unless it occurs within 90 days of the end of the Grace Period. In no situation, however, can adverse tax consequences that are a result of Policy Debt be reversed.

Federal Income Tax Considerations

The information in this prospectus is general and is not an exhaustive discussion of all tax questions that might arise under the policy. The information is not written or intended as tax or legal advice. You are encouraged to seek legal and tax advice from a qualified tax adviser. In addition, we do not profess to know the likelihood that current federal income tax laws and Treasury Regulations or the current interpretations of the Internal Revenue Code of 1986, as amended (IRC), Regulations, and other guidance will continue. We cannot make any guarantee regarding the future tax treatment of any policy. We reserve the right to make changes in the policy to ensure that it continues to qualify as life insurance for tax purposes.

No attempt is made in this prospectus to consider any applicable state or other tax laws.

Policy Proceeds and Loans

We believe the policy meets the IRC definition of life insurance. Therefore, the death benefit under the policy generally is excludible from the beneficiary’s gross income under federal tax law. If you sell the policy or there is a transfer for value under IRC Section 101(a)(2), all or a portion of the death benefit under the policy may become taxable unless an exception applies.

As a life insurance policy under the IRC, the gain accumulated in the policy is not taxed until it is withdrawn or otherwise accessed. Any gain withdrawn from the policy is taxed as ordinary income.

From time to time, the Company may be entitled to certain tax benefits related to the investment of Company assets, including those comprising the policy value. These tax benefits, which may include foreign tax credits and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

The following information applies only to a policy that is not a MEC under federal tax law. Please see “Modified Endowment Contracts” later in this section for information about MECs.

As a general rule, withdrawals are taxable only to the extent that the amounts received exceed your cost basis (also referred to as investment in the contract) in the policy. Cost basis equals the sum of the premiums and other consideration paid for the policy less any prior withdrawals under the policy that were not subject to income taxation. For example, if your cost basis in the policy is $10,000, amounts received under the policy will not be taxable as income until they exceed $10,000 in the aggregate; then, only the excess over $10,000 is taxable.

However, special rules apply to certain withdrawals associated with a decrease in the policy death benefit. The IRC provides that if:

•	there is a reduction of benefits during the first 15 years after a policy is issued; and

•	there is a cash distribution associated with the reduction,

you may be taxed on all or a part of the amount distributed. After 15 years, cash distributions are not subject to federal income tax, except to the extent they exceed your cost basis.

If you surrender the policy for its Cash Surrender Value, all or a portion of the distribution may be taxable as ordinary income. The distribution represents income to the extent the value received exceeds your cost basis in the policy. For this calculation, the value received is equal to the Account Value, reduced by any surrender charges, but not reduced by any outstanding Policy Debt. Therefore,

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if there is a loan on the policy when the policy is surrendered, the loan will reduce the cash actually paid to you but will not reduce the amount you must include in your taxable income as a result of the surrender.

To illustrate how Policy Termination with an outstanding loan can result in adverse tax consequences as described above, suppose that your premiums paid (that is, your cost basis) in the policy is $10,000, your Account Value is $15,000, you have no surrender charges, and you have received no other distributions and taken no withdrawals under the policy. If, in this example, you have an outstanding Policy Debt of $14,000, you would receive a payment equal to the Cash Surrender Value of only $1,000; but you still would have taxable income at the time of surrender equal to $5,000 ($15,000 Account Value minus $10,000 cost basis).

The potential that Policy Debt will cause taxable income from Policy Termination to exceed the payment received at termination also may occur if the policy terminates without value. Factors that may contribute to these potential situations include:

•	amount of outstanding Policy Debt at or near the maximum loan value;

•	unfavorable investment results affecting your policy Account Value;

•	increasing monthly policy charge rates due to increasing Attained Age of the Insured;

•	high or increasing amount of Insurance Risk, depending on death benefit option and changing Account Value; and

•	increasing policy loan rates if the adjustable policy loan rate is in effect.

One example occurs when the Policy Debt Limit is reached. If, using the previous example, the Account Value were to decrease to $14,000 due to unfavorable investment results, and the policy were to terminate because the Policy Debt Limit is reached, the policy would terminate without any cash paid to you; but your taxable income from the policy at that time would be $4,000 ($14,000 Account Value minus $10,000 cost basis). The policy also may terminate without value if unpaid policy loan interest increases the outstanding Policy Debt to reach the Policy Debt Limit.

To avoid Policy Terminations that may give rise to significant income tax liability, you may need to make substantial premium payments or loan repayments to keep your policy In Force.

You can reduce the likelihood that these situations will occur by considering these risks before taking a policy loan. If you take a policy loan, you should monitor the status of your policy with your registered representative and your tax adviser at least annually, and take appropriate preventative action.

We believe that, under current tax law, any loan taken under the policy will be treated as Policy Debt of the Owner. If your policy is not a MEC, the loan will not be considered income to you when received.

Interest on policy loans used for personal purposes generally is not tax-deductible. However, you may be able to deduct this interest if the loan proceeds are used for “trade or business” or “investment” purposes, provided that you meet certain narrow criteria.

If the Owner is a corporation or other business, additional restrictions may apply. For example, there are limits on interest deductions available for loans against a business-owned policy. In addition, the IRC restricts the ability of a business to deduct interest on debt totally unrelated to any life insurance, if the business holds a cash value policy on the life of certain insureds.

Investor Control and Diversification

There are a number of tax benefits associated with variable life insurance policies. Gains on the Net Investment Experience of the Separate Account are deferred until withdrawn or otherwise accessed, and gains on transfers among Separate Account Divisions also are deferred. For these benefits to continue, the policy must continue to qualify as life insurance. In addition to other requirements, federal tax law dictates that the insurer, and not the Owner, has control of the investments underlying the various Separate Account Divisions for the policy to qualify as life insurance.

You may make transfers among Separate Account Divisions, but you may not direct the investments each Separate Account Division makes. If the IRS were to conclude that you, as the investor, have control over these investments, then the policy would no longer qualify as life insurance and you would be taxed on the gain in the policy as it is earned rather than when it is withdrawn or otherwise accessed.

The IRS has provided some guidance on investor control, but many issues remain unclear. One such issue is whether an Owner can have too much investor control if the variable life policy offers a large number of investment divisions in which to invest Account

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Values. We do not know if the IRS will provide any further guidance on the issue. We do not know if any such guidance would apply retroactively to policies already In Force.

Consequently, we reserve the right to further limit Net Premium allocations and transfers under the policy, so that it will not lose its qualification as life insurance due to investor control.

In addition, the IRC requires that the investments of the Separate Account Divisions be “adequately diversified” in order for a policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the Separate Account Divisions, through their underlying investment Funds, will satisfy these diversification requirements.

Modified Endowment Contracts

If a policy is a Modified Endowment Contract (MEC) under federal tax law, loans, withdrawals, and other amounts distributed under the policy are taxable to the extent of any income accumulated in the policy. The policy income is the excess of the Account Value (both loaned and non-loaned) over your cost basis. For example, if your cost basis in the policy is $10,000 and the Account Value is $15,000, then all distributions up to $5,000 (the accumulated policy income) are immediately taxable as income when withdrawn or otherwise accessed. The collateral assignment of a MEC is also treated as a taxable distribution. Death benefits paid under a MEC, however, are not taxed any differently than death benefits payable under other life insurance contracts.

If any amount is taxable as a distribution of income under a MEC, it may also be subject to a 10% penalty tax. There are a few exceptions to the additional penalty tax for distributions to individual Owners. The penalty tax will not apply to distributions:

•	made on or after the date the taxpayer attains age 59½; or

•	made because the taxpayer became disabled; or

•	made as part of a series of substantially equal periodic payments paid for the life or life expectancy of the taxpayer, or the joint lives or joint life expectancies of the taxpayer and the taxpayer’s beneficiary. These payments must be made at least annually.

A policy is a MEC if it satisfies the IRC definition of life insurance but fails the “7-pay test.” A policy fails this test if:

(1)	the accumulated amount paid under the policy at any time during the first seven contract years exceeds

(2)	the total premiums that would have been payable at that time for a policy providing the same benefits guaranteed after the payment of seven level annual premiums.

A life insurance policy will always be treated as a MEC if it is issued as part of an IRC  Section 1035 tax-free exchange from a life insurance policy that was already a MEC.

If certain changes are made to a policy, we will retest it to determine if it has become a MEC. For example, if you reduce the death benefit during a 7-pay testing period, we will retest the policy using the lower death benefit amount, from the start of that testing period. If the reduction in death benefit causes the policy to fail the 7-pay test for any prior Policy Year, the policy will be treated as a MEC beginning in the Policy Year in which the reduction takes place.

Any reduction in benefits attributable to the non-payment of premiums will not be taken into account if the benefits are reinstated within 90 days after the reduction in such benefit.

We will retest whenever there is a “material change” to the policy while it is In Force. If there is a material change, a new 7-pay test period begins at that time. The term “material change” includes certain increases in death benefits.

Since the policy provides for flexible premium payments, we have procedures for determining whether increases in death benefits or additional premium payments cause the start of a new seven-year test period or cause the policy to become a MEC.

Once a policy fails the 7-pay test, loans and distributions taken in the year of failure and in future years are taxable as distributions from a MEC to the extent of gain in the policy. In addition, the IRS has authority to apply the MEC taxation rules to loans and other distributions received in anticipation of the policy failing the 7-pay test. The IRC authorizes the issuance of regulations providing that a loan or distribution, if taken within two years prior to the policy’s becoming a MEC, shall be treated as received in anticipation of failing the 7-pay test. However, such written authority has not yet been issued.

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Under current circumstances, a loan, collateral assignment, or other distribution under a MEC may be taxable even though it exceeds the amount of gain accumulated in that particular policy. For purposes of determining the amount of taxable income received from a MEC, the law considers the total of all gain in all the MECs issued within the same calendar year to the same Owner by an insurer and its affiliates. Loans, collateral assignments, and distributions from any one MEC are taxable to the extent of this total gain.

Other Tax Considerations

A change of the Owner or an Insured, or an exchange or assignment of the policy, may cause the Owner to recognize taxable income.

The impact of federal income taxes on values under the policy and on the benefit to you or your beneficiary depends on MassMutual’s tax status and on the tax status of the individual concerned. We currently do not make any charge against the Separate Account for federal income taxes. We may make such a charge eventually in order to recover the future federal income tax liability to the Separate Account.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not currently significant, and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Federal estate and gift taxes, state and local estate taxes, and other taxes depend on the circumstances of each Owner or beneficiary.

Qualified Plans

The policy may be used as part of certain tax-qualified and/or ERISA employee benefit plans. Since the rules concerning the use of a policy with such plans are complex, you should not use the policy in this way until you have consulted a competent tax adviser. You may not use the policy as part of an Individual Retirement Account (IRA) or as part of a Tax-Sheltered Annuity (TSA) or an IRC Section 403(b) custodial account.

While the policy is owned by the qualified plan, we will only pay amounts under the policy while the Insured is still living (e.g., withdrawals, surrenders, and loans) to the qualified plan trustee or plan administrator. We will not make such payments directly to any other party, including the Insured participant. The only exception is for a Keogh plan, where the Insured participant is also the policy owner.

Employer-Owned Policies

The IRC contains certain notice and consent requirements for “employer-owned life insurance” policies. The IRC defines “employer-owned life insurance” as a life insurance contract:

•	that is owned by a person or entity engaged in a trade or business (including policies owned by related or commonly controlled parties);

•	insuring the life of a U.S. citizen or resident who is an employee on the date the contract is issued; and

•	under which the policyholder is directly or indirectly a beneficiary.

The tax-free death benefit for employer-owned life insurance is limited to the amount of premiums paid unless certain notice and consent requirements are met. The notice requirements are met if, before the contract is issued, the employee is notified in writing of the following:

•	the employer intends to insure the employee’s life;

•	the maximum Face Amount for which the employee could be insured at the time the contract was issued; and

•	the employer will be the beneficiary of any proceeds payable on the death of the employee.

Prior to issuance of the contract, the employee must provide written consent to being insured under the contract and to continuation of the coverage after employment terminates.

The law also imposes annual reporting and record keeping requirements for businesses owning employer-owned life insurance policies. The employer must maintain records of the employer’s notice and the employee’s consent, and must file certain annual reports with the IRS.

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Provided that the notice and consent requirements are satisfied, the death proceeds of an employer-owned life insurance policy will generally be income tax-free in the following situations:

(1)	At the time the contract is issued, the insured employee is a director, highly compensated employee, or highly compensated individual within the meaning of IRC Section 101(j)(2)(A)(ii);

(2)	The Insured was an employee at any time during the 12-month period before his or her death;

(3)	The proceeds are paid to a member of the Insured’s family, an individual who is the designated beneficiary of the Insured under the contract, a trust established for the benefit of any such member of the family or designated beneficiary, or the Insured’s estate; or

(4)	The proceeds are used to purchase an equity interest in the employer from any of the persons described in (3).

Death proceeds that do not fall within one of the enumerated exceptions will be subject to ordinary income tax (even if the notice and consent requirements were met), and MassMutual will report payment of taxable proceeds to the IRS, where applicable.

Business Uses of Policy

Businesses can use the policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. The Internal Revenue Service and Treasury have issued guidance that may substantially affect these arrangements. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser.

Tax Shelter Regulations

Prospective Owners that are corporations should consult a tax adviser about the treatment of the policy under the Treasury Regulations applicable to corporate tax shelters.

Generation Skipping Transfer Tax Withholding

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the IRS.

Withholding

To the extent that policy distributions are taxable, they are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Life Insurance Purchases by Residents of Puerto Rico

Income received by residents of Puerto Rico under life insurance policies issued by a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Non-Resident Aliens and Foreign Entities

Generally, a distribution from a contract to a non-resident alien or foreign entity is subject to federal income tax withholding at a rate of 30% of the amount of the income that is distributed. A non-resident alien is a person who is neither a citizen, nor a resident, of the United States of America (U.S.). We are required to withhold the tax and send it to the IRS. Some distributions to non-resident aliens or foreign entities may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must claim the treaty benefit on Form W-8BEN (or the equivalent entity form), providing us with:

•	proof of residency (in accordance with IRS requirements); and

•	the applicable taxpayer identification number.

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If the above conditions are not met, we will withhold 30% of the income from the distribution. Additionally, under the Foreign Account Tax Compliance Act, effective July 1, 2014, U.S. withholding may be required for certain entity owners (including foreign financial institutions and non-financial foreign entities (such as corporations, partnerships and trusts)) at a rate of 30% without regard to lower treaty rates.

Sales to Third Parties

If you sell your policy to a viatical settlement provider, and the Insured is considered terminally or chronically ill within the meaning of IRC Section 101(g), the proceeds of the sale will be treated as death benefit proceeds, and will generally be received by you income tax-free.

However, the sale of your policy to an unrelated investor in a sale that does not qualify as a viatical settlement may have adverse tax consequences. IRS guidance issued in 2009 provides that the gain from such a sale is taxed as ordinary income to the extent that you would have realized ordinary income if you had instead surrendered your policy. Any amount you receive in excess of that amount is taxed as capital gain income. Under the Tax Cuts and Jobs Act of 2017, these sales may qualify as reportable sales and require the purchaser and the contract issuer to report the sale to the seller and the IRS. Previously the IRS had taken the position that your cost basis in the policy for computing the gain on the sale must be decreased by the cumulative cost of insurance charge incurred prior to the sale. The Tax Cuts and Jobs Act of 2017 provides that for reportable sales that take place after August 25, 2009, no reduction in the cost basis for the cost of insurance incurred is required.

Medicare Hospital Insurance Tax

A Medicare Hospital Insurance Tax (known as the ‘‘Unearned Income Medicare Contribution’’) applies to all or part of a taxpayer’s ‘‘net investment income,’’ at a rate of 3.8%, when certain income thresholds are met. ‘‘Net investment income’’ is defined to include, among other things, non-qualified annuities and net gain attributable to the disposition of property.

Under final regulations, this definition includes the taxable portion of any annuitized payment from a life insurance contract and it may also include the gain from the sale of a life insurance contract. Under current guidance we are required to report to the IRS whether a distribution is potentially subject to the tax. You should consult a tax adviser as to the potential impact of the Medicare Hospital Insurance Tax on your policy.

Other Information

Other Policy Rights and Limitations

Right to Assign the Policy

Generally, you may assign the policy as collateral for a loan or other obligation. For any assignment we allow to be binding on us, we must receive, in Good Order, written notice of the assignment and a signed copy of it at our Administrative Office. We are not responsible for the validity of any assignment. If you assign your policy, certain of your rights may only be exercised with the consent of the assignee of record.

Possible Restrictions on Financial Transactions

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment or block an Owner’s ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, loans, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

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Delay of Payment of Proceeds from the GPA

We may delay payment of any Cash Surrender Values, withdrawals, and loan proceeds that are based on the GPA for up to six months from the date the request is received at our Administrative Office.

Delay of Payment of Proceeds from the Separate Account

We may suspend or postpone transfers from the Separate Account Divisions, or delay payment of the Cash Surrender Values, withdrawals, loan proceeds and death benefits from the Separate Account during any period when:

•	it is not reasonably practicable to determine the amount because the NYSE is closed (other than customary weekend and holiday closings);

•	trading is restricted by the SEC;

•	an emergency exists as a result of which disposal of shares of the Funds is not reasonably practicable or we cannot reasonably value the shares of the Funds; or

•	the SEC, by order, permits us to delay payment in order to protect our Owners.

If, pursuant to SEC rules, a money market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from a money market division until the Fund is liquidated.

Distribution

The policies are no longer for sale to the public. While the policies were offered for sale, they were sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MSD serves as principal underwriter of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA). MMLIS and MSD receive compensation for their actions as principal underwriters of the policies.

Commissions and Allowances Paid to MMLIS and Broker-Dealers

Commissions are paid to MMLIS and all broker-dealers involved in the sale of the policy. Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

Commissions are a percentage of the premium paid in each year of coverage and differ for premiums paid up to the Target Premium and for premiums paid in excess of the Target Premium. The Target Premium is based on the issue age, gender and risk classification of the Insured.

The maximum commission percentages we pay to MMLIS registered representatives and broker-dealers are:

First Year Commission	Commission in Years 2 - 10	Commission in Years 11+
50% of premium paid up to the Target Premium and 2% of premium paid in excess of the Target Premium	6.5% of premium paid up to the Target Premium and 2% of premium paid in excess of the Target Premium	2% of premium paid up to the Target Premium and 2% of premium paid in excess of the Target Premium

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For Policy Years 2 - 20, we pay an annual commission of 0.15% of the average monthly Account Value after the first Policy Year. For Policy Years 21 and beyond, we pay an annual maximum commission of 0.05% of the average monthly Account Value.

Additional Compensation Paid to MMLIS

Most MMLIS registered representatives are also MassMutual insurance agents, and as such, are eligible for certain cash and non-cash benefits from MassMutual. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency (policy retention). Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans. Sales of this policy may help these registered representatives and their supervisors qualify for such benefits. MMLIS registered representatives who are also General Agents or sales managers of MassMutual also may receive overrides, allowances and other compensation that is based on sales of the policy by their registered representatives.

Additional Payments to Certain Broker-Dealers

In addition to the commissions described above, we may make cash payments to certain broker-dealers to attend sales conferences and educational seminars, thereby promoting awareness of our products. The broker-dealers may use these payments for any reason, including helping offset the costs of the conference or educational seminar.

We may also make cash payments to broker-dealers pursuant to marketing service agreements. These marketing service arrangements vary depending on a number of factors, including the specific level of support being provided. These payments are not made in connection with the sale of specific policies.

These additional payments are not offered to all broker-dealers and the terms of these arrangements may differ. Any such payments will be paid by MassMutual out of our assets and will not result in any additional direct charge to you. Such payments may give us greater access to the registered representatives of the broker-dealers that receive such payments and may influence the way that a broker-dealer markets the policy.

Compensation in General

The compensation arrangements described in the paragraphs above may have provided a registered representative with an incentive to sell this policy over other available policies whose issuers did not provide such compensation or which provided lower levels of compensation. You may want to take these compensation arrangements into account when evaluating any recommendations regarding this policy.

We intend to recoup a portion of the cash and non-cash compensation payments that we make through the assessment of certain charges described in this prospectus, including the contingent deferred sales charge. We may also use some of the 12b-1 distribution fee payments (if applicable) and other payments that we receive from certain Funds to help us make these cash and non-cash payments.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer, depending on the agreement between the representative and their firm. MassMutual is not involved in determining compensation paid to a registered representative of an unaffiliated broker-dealer. You may contact, as applicable, MMLIS, your broker-dealer or registered representative to find out more information about the compensation they may receive in connection with your purchase of a policy.

Commissions or overrides may also be paid to broker-dealers providing wholesaling services (such as providing sales support and training for sales representatives who sell the policies).

Computer System, Cybersecurity, and Service Disruption Risks

The Company and its business partners rely on computer systems to conduct business, including customer service, marketing and sales activities, customer relationship management and producing financial statements. While the Company and its business partners have policies, procedures, automation and backup plans designed to prevent or limit the effect of failures, our respective computer systems

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may be vulnerable to disruptions or breaches as the result of natural disasters, man-made disasters, criminal activity, pandemics, or other events beyond our control. The failure of our or our business partners’ computer systems for any reason could disrupt operations, result in the loss of customer business and adversely impact profitability.

The Company and its business partners retain confidential information on our respective computer systems, including customer information and proprietary business information. Any compromise of the security of our or our business partners’ computer systems that results in the disclosure of personally identifiable customer information could damage our reputation, expose us to litigation, increase regulatory scrutiny and require us to incur significant technical, legal, and other expenses. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments).

Geopolitical and other events, including natural disasters, war, terrorism, economic uncertainty, trade disputes, public health crises and related geopolitical events, and widespread disease, including pandemics (such as COVID-19) and epidemics, have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Company. These events may adversely affect computer and other systems on which the Company relies, interfere with the processing of contract-related transactions (including the processing of orders from Owners and orders with the Funds) and the Company’s ability to administer this contract in a timely manner, or have other possible negative effects. These events may also impact the issuers of securities in which the Funds invest, which may cause the Funds underlying the contract to lose value. There can be no assurance that we, the Funds or our service providers will avoid losses affecting the contract due to these geopolitical and other events. If we are unable to receive U.S. mail or fax transmissions due to a closure of U.S. mail delivery by the government or due to the need to protect the health of our employees, you may still be able to submit transaction requests to the Company electronically or over the telephone. Our inability to receive U.S. mail or fax transmissions may cause delays in the pricing and processing of transaction requests submitted to us by U.S. mail or by fax during that time period.

Legal Proceedings

The Company is subject to legal and regulatory actions, including class action lawsuits, in the ordinary course of its business. Our pending legal and regulatory actions include proceedings specific to us, as well as proceedings generally applicable to business practices in the industry in which we operate. From time to time, we also are subject to governmental and administrative proceedings and regulatory inquiries, examinations, and investigations in the ordinary course of our business. In addition, we, along with other industry participants, may occasionally be subject to investigations, examinations, and inquiries (in some cases industry-wide) concerning issues upon which regulators have decided to focus. Some of these proceedings involve requests for substantial and/or unspecified amounts, including compensatory or punitive damages.

While it is not possible to predict with certainty the ultimate outcome of any pending litigation proceedings or regulatory action, management believes, based on information currently known to it, that the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect upon the Separate Account, the ability of the principal underwriter(s) to perform in accordance with its contracts with the Company on behalf of the Separate Account, or the ability of the Company to meet its obligations under the policy.

For more information regarding the Company’s litigation and other legal proceedings, please see the notes to the Company’s financial statements contained within the  SAI.

Unclaimed Property

Every state has some form of unclaimed property law that imposes varying legal and practical obligations on insurers and, indirectly, on policy owners, Insureds, beneficiaries, and any other payees of proceeds from a policy. Unclaimed property laws generally provide for the transfer of benefits or payments under various circumstances to the abandoned property division or unclaimed property office in the state of last residence. This process is known as escheatment. To help avoid escheatment, keep your own information, as well as beneficiary and any other payee information up-to-date, including: full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. To update this information, contact our Administrative Office.

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Financial Statements

We encourage both existing and prospective Owners to read and understand our financial statements and those of the Separate Account. Our audited statutory financial statements and the Separate Account’s audited U.S. GAAP financial statements are included in the SAI. You can request the SAI by contacting our Administrative Office.

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Appendix A

Funds Available Under the Policy

The following is a list of Funds currently available under the policy. This list of Funds is subject to change, as discussed in this prospectus for the policy. Before you invest, you should review the prospectuses for the Funds. These prospectuses contain more information about the Funds and their risks and may be amended from time to time. You can find the prospectuses and other information about the Funds online at www.MassMutual.com/VLS. You can also request this information at no cost by calling (800)  272-2216 or sending an email request to MassMutualServiceCenter@MassMutual.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Money Market	MML U.S. Government Money Market Fund (Initial Class)(1) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.51%	4.80%	2.16%	1.43%
Fixed Income	Invesco V.I. Global Strategic Income Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.93% (*)	3.16%	–0.14%	1.53%
Fixed Income	MML Managed Bond Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Barings LLC	0.45%	3.88%	0.45%	1.79%
Balanced	MML Blend Fund (Initial Class)(2) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Investment Management, LLC	0.50%	14.64%	7.86%	7.90%
Large Cap Value	LVIP American Century Disciplined Core Value Fund (Standard Class II) Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.71% (*)	13.09%	8.19%	8.24%
Large Cap Value	MML Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Brandywine Global Investment Management, LLC	0.43%	19.39%	10.80%	9.07%
Large Cap Blend	Fidelity® VIP Contrafund® Portfolio (Initial Class) Adviser: Fidelity Management & Research Company LLC Sub-Advisers: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Limited	0.56%	33.79%	17.04%	13.62%
Large Cap Blend	MML Equity Index Fund (Class II) Adviser: MML Investment Advisers, LLC Sub-Adviser: BlackRock Advisors, LLC	0.27%	24.59%	14.22%	12.80%
Large Cap Growth	Invesco V.I. Discovery Large Cap Fund (Series I)(3) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.80% (*)	34.16%	16.05%	13.25%
Small/Mid-Cap Blend	MML Small Cap Equity Fund (Initial Class) Adviser: MML Investment Advisers, LLC Sub-Adviser: Invesco Advisers, Inc.	0.71%	12.94%	10.64%	9.16%

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Fund Type	Fund and Adviser/Sub-Adviser	Current Expenses (expenses/ average assets)	Average Annual Total Returns (as of 12/31/2024)
			1 Year	5 Year	10 Year
Small/Mid-Cap Growth	Invesco V.I. Discovery Mid Cap Growth Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.85%	24.23%	0.21%	11.57%
Small/Mid-Cap Growth	T. Rowe Price Mid-Cap Growth Portfolio Adviser: T. Rowe Price Associates, Inc. Sub-Adviser: T. Rowe Price Investment Management, Inc.	0.83%	9.32%	7.62%	10.12%
International/Global	Invesco V.I. Global Fund (Series I) Adviser: Invesco Advisers, Inc. Sub-Adviser: N/A	0.81%	16.07%	9.48%	9.85%
(*)	This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
(1)	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The yield of this Fund may become very low during periods of low interest rates. After deduction of Separate Account charges, the yield in the division that invests in this Fund could be negative.
(2)	These are fund-of-funds investment choices. They are known as fund-of-funds because they invest in other underlying funds. A fund offered in a fund-of-funds structure may have higher expenses than a direct investment in its underlying funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.
(3)	Invesco V.I. Discovery Large Cap Fund formerly known as Invesco V.I. Capital Appreciation Fund.

66

Appendix B

Hypothetical Examples of the Impact of the Minimum Face Amount

Example I

Assume the following:

•	Death Benefit Option 1.

•	Selected Face Amount is $500,000.

•	Account Value is $50,000.

•	Policy Debt is $0.

•	Insured’s Attained Age is 45.

•	Minimum Face Amount Percentage is 314%.

The death benefit for death benefit option 1 is the greater of the Selected Face Amount or the Minimum Face Amount. The Minimum Face Amount is calculated by multiplying the Account Value times the Minimum Face Amount percentage.

The death benefit will be $500,000 based on the greater of:

•	$500,000 or

•	$50,000 x 3.14 = $157,000

Example II

Assume the following:

•	Death Benefit Option 1.

•	Selected Face Amount is $500,000.

•	Account Value is $250,000.

•	Policy Debt is $0.

•	Insured’s Attained Age is 45.

•	Minimum Face Amount Percentage is 314%.

The death benefit for death benefit option 1 is the greater of the Selected Face Amount or the Minimum Face Amount. The Minimum Face Amount is calculated by multiplying the Account Value times the Minimum Face Amount percentage.

The death benefit will be $785,000 based on the greater of:

•	$500,000 or

•	$250,000 x 3.14 = $785,000

67

Hypothetical Examples of the Impact of the Account Value and Premiums

Example I ~ Death Benefit Option 1

Assume the following:

•	Selected Face Amount is $1,000,000.

•	Account Value is $50,000.

•	Minimum Face Amount is $219,000.

•	Policy Debt is $0.

Based on these assumptions,

•	the death benefit is $1,000,000.

If the Account Value increases to $80,000 and the Minimum Face Amount increases to $350,400,

•	the death benefit remains at $1,000,000.

If the Account Value decreases to $30,000 and the Minimum Face Amount decreases to $131,400,

•	the death benefit still remains at $1,000,000.

Example II ~ Death Benefit Option 2

Assume the following:

•	Selected Face Amount is $1,000,000.

•	Account Value is $50,000.

•	Minimum Face Amount is $219,000.

•	Policy Debt is $0.

Based on these assumptions,

•	the death benefit is $1,050,000 (Selected Face Amount plus Account Value).

If the Account Value increases to $80,000 and the Minimum Face Amount increases to $350,400,

•	the death benefit will increase to $1,080,000.

If the Account Value decreases to $30,000 and the Minimum Face Amount decreases to $131,400,

•	the death benefit will decrease to $1,030,000.

68

Hypothetical Examples of Death Benefit Option Changes

Example I ~ Change from Option 2 to Option 1

For a change from Option 2 to Option 1, the Selected Face Amount is increased by the amount of the Account Value on the effective date of the change.

For example, if the policy has a Selected Face Amount of $500,000 and an Account Value of $25,000, the death benefit under Option 2 is equal to the Selected Face Amount plus the Account Value, or $525,000. If you change from Option 2 to Option 1, the death benefit under Option 1 is equal to the policy Selected Face Amount. Since the death benefit under the policy does not change as the result of a death benefit option change, the Selected Face Amount will be increased from $500,000 under Option 2 to $525,000 under Option 1 and the death benefit after the change will remain at $525,000.

Example II ~ Change from Option 1 to Option 2

For a change from Option 1 to Option 2, the Selected Face Amount will be decreased by the amount of the Account Value on the effective date of the change.

For example, if the policy has a Selected Face Amount of $700,000 and an Account Value of $25,000, under Option 1 the death benefit is equal to the Selected Face Amount, or $700,000. If you change from Option 1 to Option 2, the death benefit under Option 2 is equal to the Selected Face Amount plus the Account Value. Since the death benefit does not change as the result of a death benefit option change, the Selected Face Amount will be decreased by $25,000 to $675,000, and the death benefit under Option 2 after the change will remain at $700,000.

69

Appendix C

Hypothetical Example – Accelerated Death Benefit Rider for Terminal Illness

The calculations below show the impact of accelerating the death benefit under this rider for a sample policy.

Policy details prior to the acceleration of the death benefit:

Death Benefit	$250,000
Account Value	$50,000

The Eligible Amount is the amount of death benefit under the policy that can be considered for acceleration.

Eligible Amount = Death Benefit - Account Value Eligible Amount = $250,000 - $50,000 = $200,000

The Amount To Be Accelerated cannot exceed 75% of the Eligible Amount, or $150,000.

The Insured is terminally ill as defined in the rider, and the Owner requests to accelerate $100,000 of death benefit. Alternatively, the Owner could request the Terminal Illness Benefit Payment amount rather than the amount to be accelerated. Assuming an Annual Interest Rate of 5%, the interest charge is calculated as follows:

Interest Charge = 5% x 100,000 / (1 + 5%) = $4,761.90

The terminal illness benefit payment is then calculated as follows:

Amount to Be Accelerated	$100,000.00
Less Interest Charge	-$4,761.90
Less administrative fee	-$250.00
Terminal Illness Benefit Payment	$94,988.10

A lien of $100,000 is placed on the policy. The death benefit after acceleration is reduced by the amount of the lien, from $250,000 to $150,000. No other policy values are impacted.

70

Appendix D

Hypothetical Example – Right to Exchange Insured Endorsement

Below is an example of exercising this endorsement.

Policy details prior to the exchange:

Issue Date	1/1/2020
Insured Date of Birth	1/1/1965
Issue Age	55
Sex	Male
Risk Class	Tobacco
Selected Face Amount	$250,000
Account Value on 1/1/30	$50,000

On 1/1/2030, the Right to Exchange Insured Endorsement is exercised with the following Insured:

Substitute Insured Date of Birth	1/1/1980
Issue Age	40
Sex	Female
Risk Class	Non-Tobacco

A fee of $75 must be made before the exchange is processed. There is no other cost or credit associated with exercising the rider. The Selected Face Amount and Account Value will be the same after the exchange. All monthly charges, surrender charges, and other values after the exchange will be based on the life and risk class of the new Insured. Below is the impact on the guaranteed monthly charges on the date the endorsement is exercised:

Breakdown of Guaranteed Monthly Charges on Date of Substitution
	Original Insured Male Tobacco Issue Age 55 Duration 11	Substitute Insured Female Non-Tobacco Issue Age 40 Duration 11
Insurance Charge	$ 617.03	$ 69.99
Administrative Charge	9.00	9.00
Surrender Charge	0.00	0.00
Account Value After Charges	49,373.97	49,921.01

71

The SAI contains additional information about the Separate Account and the policy. The SAI is incorporated into this prospectus by reference and is legally part of this prospectus. We filed the SAI with the SEC.

This prospectus and the SAI are available online at www.MassMutual.com/VLS. For a free copy of other information about this policy, or general inquiries, you can contact our Administrative Office:

MassMutual Customer Service Center
PO Box 1865
Springfield, MA 01102-1865
(800) 272-2216
(866) 329-4527 (Fax)
www.MassMutual.com
MassMutualServiceCenter@MassMutual.com (Email Requests)

Reports and other information about the Separate Account, including the SAI, are also available on the SEC website (www.sec.gov) and can be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

You can also request, free of charge, a personalized illustration of death benefits, surrender values, and cash values from your registered representative or by calling our Administrative Office.

Investment Company Act file number: 811-08075
Securities Act file number: 033-89798
Class (Contract) Identifier: C000027259

LI4009

STATEMENT OF ADDITIONAL INFORMATION

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

Variable Life Select

April 28, 2025

This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the statutory prospectus dated April 28, 2025, for the Variable Life Select (VLS) policy. The VLS policy and its statutory prospectus may be referred to in this SAI.

For a copy of the VLS statutory prospectus, contact your registered representative, our Administrative Office by mail at PO Box 1865, Springfield, Massachusetts, 01102-1865, or by phone (800) 272-2216, or access the internet at www.MassMutual.com/VLS, or access the Securities and Exchange Commission website at www.sec.gov.

TABLE OF CONTENTS

	SAI	Prospectus
General Information and History .......................	2	19
Company ............................................	2	19
The Separate Account ................................	2	19
Services ................................................	2
Additional Information About the Operation of the Policy and the Registrant ...............................	2
Purchase of Shares in Underlying Investment Funds ..	2
Annual Reports ......................................	2
Underwriters ...........................................	2	61
Commissions ........................................	3	61
Additional Information .................................	3
Underwriting Procedures .............................	3
Increases in Selected Face Amount ...................	4	39
Performance Data ......................................	4
Experts ................................................	5
Financial Statements ...................................	5	64
The Registrant .......................................	5
The Depositor ........................................	5

LI4009-SAI

GENERAL INFORMATION AND HISTORY

Company

In this Statement of Additional Information, the “Company,” “we,” “us,” and “our” refer to Massachusetts Mutual Life Insurance Company (MassMutual®). MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed interest contracts to individual and institutional customers in all 50 states of the U.S., the District of Columbia and Puerto Rico. Products and services are offered primarily through MassMutual’s distribution channels: MassMutual Financial Advisors, MassMutual Strategic Distributors, Institutional Solutions and Worksite.

MassMutual was established on May 15, 1851 and is organized as a mutual life insurance company in the Commonwealth of Massachusetts. MassMutual’s home office is located at 1295 State Street, Springfield, Massachusetts 01111-0001.

The Separate Account

The Company’s Board of Directors established the Separate Account (Massachusetts Mutual Variable Life Separate Account I) on July 13, 1988, as a separate investment account of MassMutual. It was established based on the laws of the Commonwealth of Massachusetts. It is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the provisions of the Investment Company Act of 1940.

The Separate Account exists to keep your life insurance assets separate from our other Company assets. As such, any income, gains, or losses credited to, or charged against, the Separate Account reflect only the Separate Account’s own investment experience. At no time will the Separate Account reflect the investment experience of the Company’s other assets.

We may not use the assets in the Separate Account to pay any liabilities of the Company other than those arising from the VLS policies. We may, however, transfer to our General Investment Account any assets that exceed anticipated obligations of the Separate Account. We are required to pay, from our general assets, if necessary, all amounts promised under the VLS policies. In the event that the assets in the Separate Account exceed the liabilities, the Company may only withdraw seed capital and earned fees and charges.

SERVICES

The Company holds title to the assets of the Separate Account. The Company maintains the records and accounts relating to the Guaranteed Principal Account, the Separate Account, the segment within the Separate Account established to receive and invest premium payments for the policies, and divisions of that segment. The Company’s principal business address is 1295 State Street, Springfield, Massachusetts 01111-0001.

ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE POLICY AND THE REGISTRANT

Purchase of Shares in Underlying Investment Funds

Shares are purchased and redeemed at net asset value. Fund dividends and capital gain distributions are automatically reinvested, unless the Company, on behalf of the Separate Account, elects otherwise.

Because the underlying funds are also offered in variable annuity contracts, it is possible that conflicts could arise between the owners of variable life insurance policies and the owners of variable annuity contracts. If a conflict exists, the fund’s board will notify the insurers and take appropriate action to eliminate the conflict. Additionally, if the insurer becomes aware of such conflicts, the insurer will work with the underlying fund’s board to resolve the conflict.

Annual Reports

Each year within the 30 days following the Policy Anniversary date, we will provide the policy owner a report showing the following policy information:

•	the Account Value at the beginning of the previous Policy Year;

•	all premiums paid since that time;

•	all additions to and deductions from the Account Value during the year; and

•	the Account Value, death benefit, Net Surrender Value and Policy Debt as of the current Policy Anniversary. This report may contain additional information if required by any applicable law or regulation.

UNDERWRITERS

The policies are no longer for sale to the public. While the policies were offered for sale, they were sold by both registered representatives of MML Investors Services, LLC (MMLIS), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who entered into distribution agreements with MML Strategic Distributors, LLC (MSD), a subsidiary of MassMutual. Pursuant to separate underwriting agreements with the Company, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MSD serves as principal underwriter of the policies sold by registered representatives of other broker-dealers who entered into distribution agreements with MSD.

MMLIS and MSD are located at 1295 State Street, Springfield, MA 01111-0001. MMLIS and MSD are registered with the SEC as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (FINRA).

During the last three years, MMLIS, and MSD were paid the compensation amounts shown below for their actions as principal underwriters for the Contracts described in the statutory prospectus.

Year	MMLIS	MSD
2024	$32,322	$1,066
2023	$18,832	$984
2022	$18,931	$492

We no longer offer this policy for sale to the public. However, policy owners may continue to make premium payments to their policies.

Commissions

Commissions are a percentage of the premium paid in each year of coverage and differ for premiums paid up to the Target Premium and for premiums paid in excess of the Target Premium. The Target Premium is based on the issue age, gender, and risk classification of the Insured.

Commissions for sales of the policies by MMLIS registered representatives are paid by MassMutual on behalf of MMLIS to its registered representatives. Commissions for sales of the policies by registered representatives of other broker-dealers are paid by MassMutual on behalf of MSD to those broker-dealers.

During the last three years, commissions, as described in the statutory prospectus, were paid by MassMutual through MMLIS and MSD as shown below.

Year	MMLIS	MSD
2024	$187,643	$8,282
2023	$92,064	$7,056
2022	$101,433	$8,605

ADDITIONAL INFORMATION

Underwriting Procedures

Before issuing a policy, we required evidence of insurability. This means that:

1.	you had to complete an application and submit it to our Administrative Office; and

2.	we usually required that the proposed insured have a medical examination.

Acceptance was subject to completion of all underwriting requirements and our underwriting rules.

Insurance charges will be determined on each Policy Anniversary based on a number of factors including, but not limited to, our expectations for future mortality, investment earnings, persistency and expense results, capital and reserve requirements, taxes, future profits, and other factors unrelated to mortality experience. The insurance charge rate will not exceed those shown on the policy’s schedule pages, which are based on the 1980 Commissioners’ Standard Ordinary Mortality Table (1980 CSO), male or female (unisex rates may be required in some states), the Nonsmoker or Smoker Table, and age of the Insured on their nearest birthday.

Special risk classifications are used when mortality experience in excess of the standard risk classifications is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO, male or female (unisex rates may be required in some situations), the Nonsmoker or Smoker Table, and age of the Insured on their nearest birthday plus any flat extra amount assessed. The multiple will be based on the Insured’s substandard rating.

There are three non-rated classifications: preferred non-smoker, non-smoker, and smoker.

Increases in Selected Face Amount

A Selected Face Amount increase is accomplished by issuing an additional insurance coverage segment. Each such segment has a distinct issue age and risk classification.

It is possible for risk classifications of prior segments to change in order to match the risk classification of a new segment. In cases where the risk classifications are different, the Company may change the risk classification of prior segments if doing so will reduce the insurance charges associated with the prior segments. However, the Company will not change the risk classifications of prior segments when the Selected Face Amount increase coincides with a conversion of an existing term life insurance policy, unless evidence of insurability acceptable to us is provided. In addition, the Company will not change the risk classifications of prior segments if doing so will increase the insurance charges associated with the prior segments. Changing the risk classifications of prior segments may impact the maximum premium limits, MEC premiums and Minimum Death Benefit under the Cash Value Accumulation Test.

If you increase the Selected Face Amount, the insurance charge will increase. In addition, a separate surrender charge schedule will apply during the first 15 years of the segment’s coverage.

Premium payments received once an increase in Selected Face Amount becomes effective will be allocated to each segment of the Selected Face Amount. The premium allocation will be made on a pro rata basis. If the policy’s Account Value (or Cash Surrender Value if there is Policy Debt) is insufficient to continue the changed policy In Force for three months at the new monthly charges and interest, we will require a premium payment sufficient to increase the Account Value to such an amount.

PERFORMANCE DATA

From time to time, we may report historical performance for the Separate Account Divisions available under the policy. The investment performance figures are calculated using the actual historical performance of the investment options for the periods shown in the report. When applicable, the performance will include periods before the policy was available for sale.

The performance returns in these reports will reflect deductions for management fees and all other operating expenses of the underlying investment funds and an annual deduction for the Mortality and Expense Risk Charge. The returns will not reflect any deductions from premiums, monthly charges assessed against the Account Value of the policies, policy surrender charges, or other policy charges, which, if deducted, would reduce the returns.

From time to time, we may also report actual historical performance of the investment funds underlying each Separate Account Division. These returns will reflect the fund operating expenses but they will not reflect the Mortality and Expense Risk Charge, any deductions from premiums, monthly charges assessed against the Account Value of the policies, policy surrender charges, or other policy charges. If these expenses and charges were deducted, the rates of return would be significantly lower.

The rates of return we report will not be illustrative of how actual investment performance will affect the benefits under the policy. Neither are they necessarily indicative of future performance. Actual rates may be higher or lower than those reported.

We currently post investment performance reports for the underlying Funds available in VLS at www.MassMutual.com/VLS. You can also request a copy of the most recent report from your registered representative or by calling our Administrative Office at (800) 272-2216, Monday – Friday, 8 AM to 8 PM Eastern Time. Questions about the information in these reports should be directed to your registered representative.

We may also distribute sales literature that includes historical performance of broad market indices, such as the Standard & Poor’s 500 Stock Index® and the Dow Jones Industrial Average. These indices are provided for informational purposes only.

4

EXPERTS

The financial statements of Massachusetts Mutual Variable Life Separate Account I as of December 31, 2024 and for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended and the statutory financial statements of Massachusetts Mutual Life Insurance Company (the Company) as of December 31, 2024 and 2023, and for each of the years in the three-year period ended December 31, 2024, each have been included in this Statement of Additional Information herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, each of which are also included herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP’s report, dated March 3, 2025, states that the Company prepared its financial statements using statutory accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (statutory accounting practices), which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, KPMG LLP’s report states that the financial statements of the Company are not intended to be and, therefore, are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with the statutory accounting practices. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

FINANCIAL STATEMENTS

The Registrant

Report of Independent Registered Public Accounting Firm

Statement of Assets and Liabilities as of December 31, 2024

Statements of Operations and Changes in Net Assets for the years ended December 31, 2024 and 2023

Notes to Financial Statements

The Depositor

Independent Auditors’ Report

Statutory Statements of Financial Position as of December 31, 2024 and 2023

Statutory Statements of Operations for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Changes in Surplus for the years ended December 31, 2024, 2023 and 2022

Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022

Notes to Statutory Financial Statements

5

LI4009-SAI

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Policy Owners of Massachusetts Mutual Variable Life Separate Account I:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the divisions listed in Appendix A that comprise Massachusetts Mutual Variable Life Separate Account I (Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the related notes, including the financial highlights in Note 8, for each of the years or periods in the five-year period then ended, (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each division as of December 31, 2024, and the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the periods indicated in Appendix A), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 6, 2025

LA2050	F-1

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Life Separate Account I was comprised of the following divisions of as December 31, 2024. Statements of assets and liabilities as of December 31, 2024, statements of operations and changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year period then ended unless otherwise noted.

Divisions

American Funds Insurance Series® Asset Allocation Division	Fidelity® VIP International Index Division (Initial Class)
American Funds Insurance Series® Growth-Income Division	Fidelity® VIP International Index Division (Service Class 2)
BlackRock High Yield V.I. Division	Fidelity® VIP Overseas Division
BlackRock Small Cap Index V.I. Division (Class I)	Fidelity® VIP Real Estate Division (Initial Class)
BlackRock Small Cap Index V.I. Division (Class III)	Fidelity® VIP Real Estate Division (Service Class)
BlackRock Total Return V.I. Division	Fidelity® VIP Strategic Income Division
BNY Mellon MidCap Stock Division	Fidelity® VIP Total Market Index Division (Initial Class)
DWS Small Cap Index Division	Fidelity® VIP Total Market Index Division (Service Class 2)**
Eaton Vance VT Floating-Rate Income Division	Franklin Mutual Global Discovery VIP Division
Fidelity® VIP Bond Index Division (Initial Class)	Franklin Small Cap Value VIP Division
Fidelity® VIP Contrafund® Division (Initial Class)	Franklin Strategic Income VIP Division
Fidelity® VIP Contrafund® Division (Service Class)	Goldman Sachs Core Fixed Income Division
Fidelity® VIP Extended Market Index Division (Initial Class)	Goldman Sachs International Equity Insights Division
Fidelity® VIP Extended Market Index Division (Service Class)	Goldman Sachs Large Cap Value Division
Fidelity® VIP Freedom 2020 Division	Goldman Sachs Mid Cap Value Division
Fidelity® VIP Freedom 2025 Division	Goldman Sachs Small Cap Equity Insights Division
Fidelity® VIP Freedom 2030 Division	Goldman Sachs Strategic Growth Division
Fidelity® VIP Freedom 2035 Division	Goldman Sachs U.S. Equity Insights Division
Fidelity® VIP Freedom 2040 Division	Invesco Oppenheimer V.I. International Growth Division
Fidelity® VIP Freedom 2045 Division	Invesco V.I. American Franchise Division
Fidelity® VIP Freedom 2050 Division	Invesco V.I. Capital Appreciation Division
Fidelity® VIP Freedom 2055 Division	Invesco V.I. Comstock Division
Fidelity® VIP Freedom 2060 Division	Invesco V.I. Core Plus Bond Division
Fidelity® VIP Freedom Income Division**	Invesco V.I. Discovery Mid Cap Growth Division
Fidelity® VIP Growth Division	Invesco V.I. Diversified Dividend Division
Fidelity® VIP Health Care Division	Invesco V.I. Equity and Income Division*
Fidelity® VIP Index 500 Division (Service Class)	Invesco V.I. EQV International Equity Fund
Invesco V.I. Global Division

LA2050	F-2

Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Real Estate Division
Invesco V.I. Health Care Division	MML Aggressive Allocation Division
Invesco V.I. Main Street Division	MML American Funds Core Allocation Division
Invesco V.I. Main Street Small Cap Division	MML American Funds Growth Division
Invesco V.I. Small Cap Equity Division	MML American Funds International Division***
Invesco V.I. Technology Division	MML Balanced Allocation Division
Invesco V.I. U.S. Government Money Division	MML Blend Division
Janus Henderson Balanced Division (Institutional Class)	MML Blue Chip Growth Division
Janus Henderson Balanced Division (Service Class)	MML Conservative Allocation Division
Janus Henderson Forty Division (Institutional Class)	MML Dynamic Bond Division
Janus Henderson Forty Division (Service Class)	MML Equity Division
Janus Henderson Global Research Division (Institutional Class)	MML Equity Income Division
Janus Henderson Global Research Division (Service Class)	MML Equity Index Division (Service Class I)
Janus Henderson Global Technology and Innovation Division	MML Equity Index Division (Class II)
Lord Abbett Developing Growth Division	MML Equity Index Division (Class III)
LVIP American Century Capital Appreciation Division*	MML Equity Rotation Division
LVIP American Century Disciplined Core Value Division*	MML Focused Equity Division
LVIP American Century Inflation Protection Division*	MML Foreign Division
LVIP American Century International Division*	MML Fundamental Equity Division
LVIP American Century Value Division*	MML Fundamental Value Division
LVIP JPMorgan U.S. Equity Division	MML Global Division (Service Class I)
Macquarie VIP Asset Strategy Division (Standard Class)*	MML Global Division (Class II)
Macquarie VIP Asset Strategy Division (Service Class)*	MML Growth Allocation Division
Macquarie VIP Emerging Markets Division*	MML High Yield Division
Macquarie VIP Science and Technology Division*	MML Income & Growth Division
Macquarie VIP Small Cap Value Division*	MML Inflation-Protected and Income Division
MFS® Blended Research® Core Equity Division	MML International Equity Division
MFS® Global Real Estate Division	MML iShares® 60/40 Allocation Division
MFS® Government Securities Division	MML iShares® 80/20 Allocation Division
MFS® Growth Division	MML Large Cap Growth Division
MFS® International Intrinsic Value Division	MML Managed Bond Division
MFS® Investors Trust Division	MML Managed Volatility Division
MFS® Mid Cap Value Division	MML Mid Cap Growth Division
MFS® New Discovery Division	MML Mid Cap Value Division
MFS® Research Division	MML Moderate Allocation Division
MFS® Utilities Division	MML Short-Duration Bond Division
MFS® Value Division	MML Small Cap Equity Division

LA2050	F-3

MML Small/Mid Cap Value Division	MML Small Cap Growth Equity Division
MML Strategic Emerging Markets Division	MML Small Company Value Division
MML Sustainable Equity Division	T. Rowe Price Limited-Term Bond Division
MML Total Return Bond Division	T. Rowe Price Mid-Cap Growth Division
MML U.S. Government Money Market Division	Templeton Foreign VIP Division
PIMCO CommodityRealReturn® Strategy Division	Templeton Global Bond VIP Division
PIMCO Global Bond Opportunities Division	Vanguard VIF Global Bond Index Division
PIMCO High Yield Division	Vanguard VIF Mid Cap Index Division
PIMCO Income Division	Vanguard VIF Real Estate Index Division
PIMCO Real Return Division	Vest US Large Cap 10% Buffer Strategies VI Division**
PIMCO Total Return Division	Voya International Index Division
T. Rowe Price All-Cap Opportunities Division	Voya RussellTM Mid Cap Index Division
T. Rowe Price Blue Chip Growth Division	Voya RussellTM Small Cap Index Division
T. Rowe Price Equity Income Division	VY® CBRE Global Real Estate Division

*	See Note 2 to the financial statements for information regarding the reorganization of this division.

**	Statement of assets and liabilities as of December 31, 2024, and statement of operations, statement of changes in net assets and financial highlights for the year then ended.

***	Financial highlights for each of the years in the two-year period ended December 31, 2021.

LA2050	F-4

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
ASSETS				(Class I)	(Class III)
Investments
Number of shares	1,104,511	788,167	9,488	99,779	2,810	150,239	32,509
Identified cost	$26,307,932	$42,041,839	$65,257	$1,112,571	$32,499	$1,500,734	$628,710
Value	$28,330,700	$53,894,829	$65,565	$1,175,392	$32,962	$1,490,375	$664,487
Dividends receivable	-	-	374	-	-	5,547	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	1
Total assets	28,330,700	53,894,829	65,939	1,175,392	32,962	1,495,922	664,488
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	45	81	-	5	4	45	-
Total liabilities	45	81	-	5	4	45	-
NET ASSETS	$28,330,655	$53,894,748	$65,939	$1,175,387	$32,958	$1,495,877	$664,488
Outstanding units
Policy owners	5,814,712	7,697,712	46,167	944,339	32,437	1,371,735	388,022
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	5.37	8.29	-	-	-	-	-
Variable Universal Life	5.04	7.77	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	5.37	8.29	-	-	-	-	-
Variable Universal Life II
Tier 1	4.82	7.44	-	-	-	-	-
Tier 2	4.85	6.99	-	-	-	-	-
VUL GuardSM
Tier 1	5.09	7.86	-	-	-	-	-
Tier 2	4.37	6.29	-	-	-	-	-
Tier 3	4.14	5.97	-	-	-	-	-
Tier 4	4.23	6.09	-	-	-	-	-
Tier 5	4.60	6.63	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	4.01	5.78	-	-	-	-	-
Tier 2	4.09	5.90	-	-	-	-	-
Tier 3	4.18	6.02	-	-	-	-	-
Tier 4	4.18	6.02	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-5

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
				(Class I)	(Class III)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	-	1.43	-	1.02	1.09	1.71
Apex VUL	-	-	-	1.25	-	-	-
Apex VUL MM	-	-	-	1.14	-	-	-

See Notes to Financial Statements

F-6

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investments
Number of shares	730,724	3,731	83,676	2,342,844	180,013	52,826	52,329
Identified cost	$10,613,013	$32,143	$807,243	$102,680,629	$7,523,595	$649,604	$733,252
Value	$10,610,115	$32,121	$795,757	$135,744,372	$10,347,123	$758,053	$747,784
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	2	-	-	-	-	-
Total assets	10,610,115	32,123	795,757	135,744,372	10,347,123	758,053	747,784
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	62	-	1	104	7	1	1
Total liabilities	62	-	1	104	7	1	1
NET ASSETS	$10,610,053	$32,123	$795,756	$135,744,268	$10,347,116	$758,052	$747,783
Outstanding units
Policy owners	2,150,008	23,569	899,843	16,356,592	1,303,309	557,933	683,055
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	9.07	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	8.49	-	-
Survivorship Variable Universal Life	5.38	-	-	11.99	-	-	-
Variable Universal Life	4.83	-	-	9.74	-	-	-
Strategic Variable Life® Plus	-	-	-	-	9.13	-	-
Survivorship Variable Universal Life II	5.20	-	-	8.69	-	-	-
Variable Universal Life II
Tier 1	4.87	-	-	9.04	-	-	-
Tier 2	4.94	-	-	9.66	-	-	-
VUL GuardSM
Tier 1	6.26	-	-	10.91	-	-	-
Tier 2	4.44	-	-	8.69	-	-	-
Tier 3	4.21	-	-	8.25	-	-	-
Tier 4	4.30	-	-	8.42	-	-	-
Tier 5	4.68	-	-	9.17	-	-	-
Survivorship VUL GuardSM
Tier 1	4.23	-	-	8.02	-	-	-
Tier 2	4.31	-	-	8.18	-	-	-
Tier 3	4.40	-	-	8.35	-	-	-
Tier 4	4.40	-	-	8.35	-	-	-
Variable Universal Life III
Tier 1	-	-	-	8.01	-	-	-
Tier 2	-	-	-	8.14	-	-	-
Tier 3	-	-	-	8.28	-	-	-
Tier 4	-	-	-	8.76	-	-	-

See Notes to Financial Statements

F-7

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	3.47	-	-
MassMutual ElectrumSM	-	1.36	-	2.95	-	-	1.09
Apex VUL	-	-	0.88	1.71	-	1.36	-
Apex VUL MM	-	-	1.04	1.20	-	1.13	-

See Notes to Financial Statements

F-8

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,800	22,739	96,086	76,358	15,129	6,737	6,782
Identified cost	$74,173	$373,578	$1,636,732	$2,009,203	$381,598	$191,986	$177,730
Value	$73,309	$362,693	$1,570,043	$2,122,744	$411,808	$186,684	$169,542
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	1	-	1	1	2
Total assets	73,309	362,693	1,570,044	2,122,744	411,809	186,685	169,544
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total liabilities	-	-	-	-	-	-	-
NET ASSETS	$73,309	$362,693	$1,570,044	$2,122,744	$411,809	$186,685	$169,544
Outstanding units
Policy owners	47,466	225,263	923,925	1,153,407	210,459	156,960	85,706
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-9

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.54	1.61	1.70	1.84	1.96	1.19	1.98
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-10

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS							(Initial Class)
Investments
Number of shares	467	19,912	59,588	16,312	1,554	4,795	88,053
Identified cost	$6,832	$289,101	$685,848	$1,654,902	$54,962	$2,590,010	$899,491
Value	$6,555	$275,975	$656,060	$1,565,123	$55,988	$2,718,599	$953,616
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	4	-
Total assets	6,555	275,975	656,060	1,565,123	55,988	2,718,603	953,616
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	-	-	2	10	-	3
Total liabilities	-	-	-	2	10	-	3
NET ASSETS	$6,555	$275,975	$656,060	$1,565,121	$55,978	$2,718,603	$953,613
Outstanding units
Policy owners	5,509	232,002	647,292	401,885	54,279	1,845,742	844,239
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	5.29	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-11

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
							(Initial Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.19	1.19	1.01	3.57	-	1.47	-
Apex VUL	-	-	-	-	1.03	-	1.13
Apex VUL MM	-	-	-	-	1.05	-	1.04

See Notes to Financial Statements

F-12

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Investments
Number of shares	33,163	4,839	16	12,850	5,569	151,424	9,452
Identified cost	$366,904	$134,463	$292	$226,444	$59,120	$2,683,507	$178,055
Value	$357,165	$123,240	$274	$225,648	$59,702	$3,192,011	$198,293
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	1	-	-	-
Total assets	357,165	123,240	274	225,649	59,702	3,192,011	198,293
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	8	1	-	13	11	-
Total liabilities	-	8	1	-	13	11	-
NET ASSETS	$357,165	$123,232	$273	$225,649	$59,689	$3,192,000	$198,293
Outstanding units
Policy owners	348,346	82,122	238	174,518	54,363	2,063,964	141,492
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-13

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.03	1.59	-	1.29	-	-	1.40
Apex VUL	-	1.10	1.14	-	1.11	1.62	-
Apex VUL MM	-	1.02	1.17	-	1.06	1.18	-

See Notes to Financial Statements

F-14

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	240	1,365,909	360	83,159	18,781	395	152,766
Identified cost	$4,365	$18,313,999	$3,200	$785,377	$166,530	$3,577	$2,568,783
Value	$4,212	$19,559,811	$3,225	$781,695	$165,081	$3,409	$2,577,154
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	2	-	-	-
Total assets	4,212	19,559,811	3,225	781,697	165,081	3,409	2,577,154
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	62	-	-	2	16	3
Total liabilities	-	62	-	-	2	16	3
NET ASSETS	$4,212	$19,559,749	$3,225	$781,697	$165,079	$3,393	$2,577,151
Outstanding units
Policy owners	2,730	3,634,579	2,840	733,180	88,071	776	387,832
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	4.52	11.02
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	7.38	-	-	-	-	-
Variable Universal Life	-	6.91	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	2.08	4.08	10.17
Survivorship Variable Universal Life II	-	7.38	-	-	-	-	-
Variable Universal Life II
Tier 1	-	6.62	-	-	-	-	-
Tier 2	-	5.96	-	-	-	-	-
VUL GuardSM
Tier 1	-	6.99	-	-	-	-	-
Tier 2	-	5.36	-	-	-	-	-
Tier 3	-	5.09	-	-	-	-	-
Tier 4	-	5.20	-	-	-	-	-
Tier 5	-	5.65	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	4.65	-	-	-	-	-
Tier 2	-	4.75	-	-	-	-	-
Tier 3	-	4.85	-	-	-	-	-
Tier 4	-	4.85	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-15

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.54	1.78	1.14	1.07	1.42	-	2.01
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-16

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,556	913,419	9,937	14,677,120	18,316	1,783,280	6,312
Identified cost	$67,192	$11,672,777	$168,574	$31,932,300	$1,403,831	$86,628,818	$116,259
Value	$74,674	$14,057,518	$215,442	$27,005,899	$1,456,682	$112,614,149	$130,789
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	-
Total assets	74,674	14,057,518	215,442	27,005,899	1,456,683	112,614,149	130,789
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	85	11	93	-	106	-
Total liabilities	-	85	11	93	-	106	-
NET ASSETS	$74,674	$14,057,433	$215,431	$27,005,806	$1,456,683	$112,614,043	$130,789
Outstanding units
Policy owners	38,738	1,723,958	38,324	8,032,754	488,505	14,406,242	60,052
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	8.43	6.82	3.96	-	16.86	-
Variable Life Select	-	-	-	-	-	15.37	-
Strategic Group Variable Universal Life®	-	-	-	3.82	-	8.16	-
Survivorship Variable Universal Life	-	7.28	-	3.16	-	8.22	-
Variable Universal Life	-	5.76	-	2.94	-	6.91	-
Strategic Variable Life® Plus	-	6.91	5.62	3.53	-	6.68	-
Survivorship Variable Universal Life II	-	6.21	-	3.16	-	4.99	-
Variable Universal Life II
Tier 1	-	6.30	-	2.66	-	4.92	-
Tier 2	-	8.99	-	3.74	-	7.01	-
VUL GuardSM
Tier 1	-	9.54	-	5.10	-	7.81	-
Tier 2	-	8.09	-	3.37	-	6.31	-
Tier 3	-	7.67	-	3.20	-	5.98	-
Tier 4	-	7.84	-	3.26	-	6.11	-
Tier 5	-	8.53	-	3.55	-	6.65	-
Survivorship VUL GuardSM
Tier 1	-	7.58	-	3.21	-	6.00	-
Tier 2	-	7.73	-	3.27	-	6.13	-
Tier 3	-	7.89	-	3.34	-	6.25	-
Tier 4	-	7.89	-	3.34	-	6.25	-
Variable Universal Life III
Tier 1	-	-	-	2.93	-	7.46	-
Tier 2	-	-	-	2.98	-	7.58	-
Tier 3	-	-	-	3.03	-	7.70	-
Tier 4	-	-	-	3.21	-	8.15	-

See Notes to Financial Statements

F-17

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	1.48	-	-	-
MassMutual ElectrumSM	1.93	-	-	1.32	2.98	-	2.18
Apex VUL	-	-	-	0.99	-	-	-
Apex VUL MM	-	-	-	0.99	-	-	-

See Notes to Financial Statements

F-18

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,667,727	987,140	105,338	75,573	972	2,800,767	-
Identified cost	$17,289,862	$73,499,441	$2,694,033	$1,302,792	$32,933	$107,812,894	$-
Value	$15,206,042	$77,026,541	$2,726,156	$1,319,509	$32,586	$112,002,675	$-
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	-
Total assets	15,206,042	77,026,541	2,726,156	1,319,509	32,587	112,002,675	-
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	42	64	33	6	-	107	-
Total liabilities	42	64	33	6	-	107	-
NET ASSETS	$15,206,000	$77,026,477	$2,726,123	$1,319,503	$32,587	$112,002,568	$-
Outstanding units
Policy owners	10,500,568	12,523,494	1,084,449	467,341	23,394	15,687,474	-
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$5.15	$-
Large Case Variable Life Plus	-	10.82	-	-	-	13.86	-
Strategic Variable Life®	2.11	10.60	-	4.62	-	15.13	-
Variable Life Select	-	9.60	-	-	-	13.68	-
Strategic Group Variable Universal Life®	1.59	5.51	-	2.82	-	9.02	-
Survivorship Variable Universal Life	1.52	5.84	2.54	-	-	9.48	-
Variable Universal Life	1.58	5.53	2.38	-	-	8.57	-
Strategic Variable Life® Plus	1.55	5.10	-	2.77	-	8.30	-
Survivorship Variable Universal Life II	1.70	2.94	2.54	-	-	5.41	-
Variable Universal Life II
Tier 1	1.37	4.35	2.28	-	-	5.37	-
Tier 2	1.32	6.07	2.16	-	-	6.30	-
VUL GuardSM
Tier 1	1.26	6.99	2.40	-	-	7.85	-
Tier 2	1.19	5.46	1.94	-	-	5.67	-
Tier 3	1.13	5.18	1.84	-	-	5.38	-
Tier 4	1.15	5.29	1.88	-	-	5.49	-
Tier 5	1.25	5.75	2.05	-	-	5.98	-
Survivorship VUL GuardSM
Tier 1	1.10	5.24	1.80	-	-	5.23	-
Tier 2	1.12	5.35	1.84	-	-	5.34	-
Tier 3	1.15	5.46	1.88	-	-	5.45	-
Tier 4	1.15	5.46	1.88	-	-	5.45	-
Variable Universal Life III
Tier 1	-	6.77	3.65	-	-	5.30	-
Tier 2	-	6.88	3.71	-	-	5.38	-
Tier 3	-	6.99	3.77	-	-	5.47	-
Tier 4	-	7.39	3.99	-	-	5.79	-

See Notes to Financial Statements

F-19

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	2.80	-	-	-	2.39	-
MassMutual ElectrumSM	-	2.39	1.73	-	1.39	2.07	-
Apex VUL	-	1.21	-	-	-	1.28	-
Apex VUL MM	-	1.15	-	-	-	1.09	-

See Notes to Financial Statements

F-20

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	7,674,028	157,497	1,879,987	132,981	61	412,488	3,037,037
Identified cost	$33,393,134	$4,487,896	$39,736,552	$3,342,382	$1,056	$8,351,039	$3,037,037
Value	$32,921,580	$4,250,837	$38,370,538	$3,889,693	$1,181	$9,817,224	$3,037,037
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	56
Total assets	32,921,580	4,250,837	38,370,538	3,889,693	1,181	9,817,224	3,037,093
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	79	40	74	5	-	55	-
Total liabilities	79	40	74	5	-	55	-
NET ASSETS	$32,921,501	$4,250,797	$38,370,464	$3,889,688	$1,181	$9,817,169	$3,037,093
Outstanding units
Policy owners	13,380,983	895,465	6,725,734	428,166	603	1,343,597	2,193,540
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	0.83	-	-	-	-	-	-
Strategic Variable Life®	3.63	-	13.66	9.88	-	-	1.76
Variable Life Select	3.37	-	-	-	-	-	-
Strategic Group Variable Universal Life®	2.51	-	5.64	8.91	-	-	1.39
Survivorship Variable Universal Life	2.76	5.32	5.82	-	-	4.43	-
Variable Universal Life	2.58	4.98	4.62	-	-	4.13	-
Strategic Variable Life® Plus	2.55	-	5.40	9.23	-	-	1.37
Survivorship Variable Universal Life II	2.70	5.32	4.97	-	-	4.43	-
Variable Universal Life II
Tier 1	2.32	4.77	5.04	-	-	3.50	-
Tier 2	2.07	4.91	6.34	-	-	7.21	-
VUL GuardSM
Tier 1	2.08	5.04	6.93	-	-	9.09	-
Tier 2	1.86	4.42	5.70	-	-	6.49	-
Tier 3	1.76	4.19	5.41	-	-	6.15	-
Tier 4	1.80	4.28	5.52	-	-	6.29	-
Tier 5	1.96	4.66	6.01	-	-	6.84	-
Survivorship VUL GuardSM
Tier 1	1.72	4.02	5.30	-	-	7.27	-
Tier 2	1.76	4.10	5.41	-	-	7.42	-
Tier 3	1.79	4.19	5.52	-	-	7.57	-
Tier 4	1.79	4.19	5.52	-	-	7.57	-
Variable Universal Life III
Tier 1	1.68	4.10	6.27	-	-	8.69	-
Tier 2	1.71	4.17	6.38	-	-	8.83	-
Tier 3	1.73	4.24	6.48	-	-	8.97	-
Tier 4	1.83	4.48	6.86	-	-	9.49	-

See Notes to Financial Statements

F-21

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.17	-	2.77	-	-	-	-
MassMutual ElectrumSM	1.07	-	2.29	-	1.96	-	-
Apex VUL	0.96	-	1.56	-	-	-	-
Apex VUL MM	1.06	-	1.15	-	-	-	-

See Notes to Financial Statements

F-22

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

							Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investments
Number of shares	27	126,216	580,528	10,852	399,575	4,570	2,741
Identified cost	$1,231	$5,485,859	$25,062,931	$508,290	$21,834,155	$270,671	$50,028
Value	$1,379	$6,864,878	$33,310,676	$554,113	$29,009,147	$319,744	$57,855
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	1,379	6,864,878	33,310,676	554,113	29,009,147	319,744	57,855
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	2	49	19	34	33	50	3
Total liabilities	2	49	19	34	33	50	3
NET ASSETS	$1,377	$6,864,829	$33,310,657	$554,079	$29,009,114	$319,694	$57,852
Outstanding units
Policy owners	289	1,300,336	3,197,957	50,889	9,615,234	71,445	36,930
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	7.18	-	2.61	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	5.64	-	-	-	-	-
Variable Universal Life	-	5.29	6.81	-	2.50	-	-
Strategic Variable Life® Plus	4.77	-	6.73	-	2.44	-	-
Survivorship Variable Universal Life II	-	5.64	7.34	-	2.69	-	-
Variable Universal Life II
Tier 1	-	5.06	8.84	-	3.23	-	-
Tier 2	-	5.32	12.55	-	4.98	-	-
VUL GuardSM
Tier 1	-	5.34	-	12.37	-	5.27	-
Tier 2	-	4.78	-	10.71	-	4.25	-
Tier 3	-	4.54	-	10.16	-	4.04	-
Tier 4	-	4.63	-	10.38	-	4.12	-
Tier 5	-	5.04	-	11.29	-	4.49	-
Survivorship VUL GuardSM
Tier 1	-	4.50	-	9.69	-	4.21	-
Tier 2	-	4.60	-	9.89	-	4.30	-
Tier 3	-	4.69	-	10.09	-	4.39	-
Tier 4	-	4.69	-	10.09	-	4.39	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-23

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	-	-	-	-	-	-	-
Apex VUL	-	-	-	-	-	-	1.67
Apex VUL MM	-	-	-	-	-	-	1.21

See Notes to Financial Statements

F-24

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	2,698	152,448	4,057,548	4,003	163,651	1,489,541	48,898
Identified cost	$60,515	$2,217,078	$36,274,186	$37,712	$1,989,805	$16,720,949	$1,880,960
Value	$78,869	$2,555,951	$34,752,900	$36,683	$1,748,448	$18,215,599	$2,175,585
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	1	-	-	-	-	-	3
Total assets	78,870	2,555,951	34,752,900	36,683	1,748,448	18,215,599	2,175,588
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	1	64	2	3	54	-
Total liabilities	-	1	64	2	3	54	-
NET ASSETS	$78,870	$2,555,950	$34,752,836	$36,681	$1,748,445	$18,215,545	$2,175,588
Outstanding units
Policy owners	34,495	1,060,991	7,540,422	31,850	1,173,402	3,425,129	761,629
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	3.80	-	-	6.89	-
Variable Life Select	-	-	3.97	-	-	-	-
Strategic Group Variable Universal Life®	-	-	3.94	-	-	5.21	-
Survivorship Variable Universal Life	-	-	4.96	-	-	6.05	-
Variable Universal Life	-	-	4.26	-	-	5.67	-
Strategic Variable Life® Plus	-	-	3.56	-	1.70	6.46	-
Survivorship Variable Universal Life II	-	-	3.94	-	-	6.05	-
Variable Universal Life II
Tier 1	-	-	3.94	-	-	5.43	-
Tier 2	-	-	4.95	-	-	5.22	-
VUL GuardSM
Tier 1	-	-	5.46	-	-	5.73	-
Tier 2	-	-	4.45	-	-	4.69	-
Tier 3	-	-	4.23	-	-	4.45	-
Tier 4	-	-	4.32	-	-	4.55	-
Tier 5	-	-	4.70	-	-	4.95	-
Survivorship VUL GuardSM
Tier 1	-	-	4.00	-	-	4.10	-
Tier 2	-	-	4.09	-	-	4.18	-
Tier 3	-	-	4.17	-	-	4.27	-
Tier 4	-	-	4.17	-	-	4.27	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-25

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	2.29	2.41	-	1.15	1.46	-	2.86
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-26

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Standard Class)	(Service Class)
Investments
Number of shares	4,223	13,872	35,294	634	27,278	195	36,705
Identified cost	$36,524	$115,787	$781,025	$12,330	$1,049,708	$12,316	$486,653
Value	$39,360	$128,869	$794,472	$18,450	$1,097,927	$12,525	$457,706
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-	1
Total assets	39,360	128,869	794,472	18,450	1,097,928	12,525	457,707
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	1	-	1	-	-	-	-
Total liabilities	1	-	1	-	-	-	-
NET ASSETS	$39,359	$128,869	$794,471	$18,450	$1,097,928	$12,525	$457,707
Outstanding units
Policy owners	31,795	73,499	635,785	5,942	695,105	4,665	334,964
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-27

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
	(Standard Class)	(Service Class)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	1.77	-	-	-	-	-
MassMutual ElectrumSM	-	1.73	1.25	3.10	1.58	2.69	1.37
Apex VUL	1.24	-	-	-	-	-	-
Apex VUL MM	1.09	-	-	-	-	-	-

See Notes to Financial Statements

F-28

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	72	40,551	60,662	23,912	69,951	464,275	28,536
Identified cost	$780	$2,465,242	$1,781,651	$859,288	$749,335	$8,183,718	$840,559
Value	$764	$2,972,822	$1,807,108	$950,259	$740,783	$6,411,638	$1,015,609
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	764	2,972,822	1,807,108	950,259	740,783	6,411,638	1,015,609
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	12	2	45	1	54	19
Total liabilities	-	12	2	45	1	54	19
NET ASSETS	$764	$2,972,810	$1,807,106	$950,214	$740,782	$6,411,584	$1,015,590
Outstanding units
Policy owners	739	486,068	1,127,470	136,839	373,132	1,035,131	178,744
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	9.33	-	-	-	9.05	6.70
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	7.23	-	-	-	6.93	5.34
Survivorship Variable Universal Life	-	-	-	7.69	-	7.38	-
Variable Universal Life	-	-	-	7.21	-	6.91	-
Strategic Variable Life® Plus	-	7.69	-	-	-	7.76	5.74
Survivorship Variable Universal Life II	-	-	-	7.69	-	7.38	-
Variable Universal Life II
Tier 1	-	-	-	6.90	-	6.62	-
Tier 2	-	-	-	6.92	-	5.70	-
VUL GuardSM
Tier 1	-	-	-	7.29	-	6.99	-
Tier 2	-	-	-	6.23	-	5.13	-
Tier 3	-	-	-	5.91	-	4.87	-
Tier 4	-	-	-	6.03	-	4.97	-
Tier 5	-	-	-	6.57	-	5.41	-
Survivorship VUL GuardSM
Tier 1	-	-	-	5.82	-	5.76	-
Tier 2	-	-	-	5.94	-	5.88	-
Tier 3	-	-	-	6.06	-	6.00	-
Tier 4	-	-	-	6.06	-	6.00	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-29

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.03	3.16	1.60	-	1.99	-	-
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-30

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	1,323	297,533	841,814	157,899	415,200	321,552	1,565,286
Identified cost	$45,918	$6,723,327	$7,455,590	$1,631,410	$5,918,885	$2,944,704	$32,515,739
Value	$45,280	$6,435,637	$7,677,342	$1,716,365	$7,029,344	$2,781,427	$33,943,394
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	3	-	-
Total assets	45,280	6,435,637	7,677,342	1,716,365	7,029,347	2,781,427	33,943,394
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	3	20	6	-	26	44
Total liabilities	-	3	20	6	-	26	44
NET ASSETS	$45,280	$6,435,634	$7,677,322	$1,716,359	$7,029,347	$2,781,401	$33,943,350
Outstanding units
Policy owners	25,876	3,451,699	2,532,357	1,253,979	3,926,548	1,400,420	6,641,799
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$14.88
Large Case Variable Life Plus	-	-	-	-	-	-	12.32
Strategic Variable Life®	-	-	-	-	-	-	7.28
Variable Life Select	-	-	-	-	-	-	6.74
Strategic Group Variable Universal Life®	-	-	2.75	-	-	1.94	-
Survivorship Variable Universal Life	-	-	-	-	-	-	4.62
Variable Universal Life	-	-	-	-	-	-	4.14
Strategic Variable Life® Plus	-	-	-	-	-	-	4.08
Survivorship Variable Universal Life II	-	-	-	-	-	-	4.42
Variable Universal Life II
Tier 1	-	-	-	-	-	-	4.06
Tier 2	-	-	-	-	-	-	4.72
VUL GuardSM
Tier 1	-	-	-	-	-	-	4.88
Tier 2	-	-	-	-	-	-	4.24
Tier 3	-	-	-	-	-	-	4.03
Tier 4	-	-	-	-	-	-	4.11
Tier 5	-	-	-	-	-	-	4.47
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	3.93
Tier 2	-	-	-	-	-	-	4.01
Tier 3	-	-	-	-	-	-	4.10
Tier 4	-	-	-	-	-	-	4.10
Variable Universal Life III
Tier 1	-	-	4.41	-	-	2.83	-
Tier 2	-	-	4.49	-	-	2.88	-
Tier 3	-	-	4.56	-	-	2.93	-
Tier 4	-	-	4.82	-	-	3.10	-

See Notes to Financial Statements

F-31

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	2.13	1.93	4.12	1.64	2.12
MassMutual ElectrumSM	1.75	1.86	1.83	1.68	3.35	1.48	1.84
Apex VUL	-	-	1.33	1.25	1.62	1.13	1.30
Apex VUL MM	-	-	1.10	1.09	1.23	1.07	1.12

See Notes to Financial Statements

F-32

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS						(Service Class I)	(Class II)
Investments
Number of shares	1,169,052	255,102	24,483	3,775,101	270,530	201,942	3,711,132
Identified cost	$18,993,052	$2,271,778	$209,450	$99,081,122	$2,775,389	$5,617,214	$108,023,807
Value	$23,568,091	$2,122,447	$198,805	$114,938,489	$2,732,352	$6,835,743	$133,155,399
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	3	-
Total assets	23,568,091	2,122,447	198,805	114,938,489	2,732,352	6,835,746	133,155,399
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	64	27	2	75	22	-	67
Total liabilities	64	27	2	75	22	-	67
NET ASSETS	$23,568,027	$2,122,420	$198,803	$114,938,414	$2,732,330	$6,835,746	$133,155,332
Outstanding units
Policy owners	5,206,253	1,209,029	195,206	17,479,575	972,539	2,584,158	19,427,191
UNIT VALUE
Variable Life Plus	$-	$-	$-	$17.77	$-	$-	$5.32
Large Case Variable Life Plus	-	-	-	14.45	-	-	12.62
Strategic Variable Life®	4.06	-	-	8.15	-	-	10.39
Variable Life Select	-	-	-	7.49	-	-	5.68
Strategic Group Variable Universal Life®	5.06	1.78	-	3.37	-	-	7.65
Survivorship Variable Universal Life	5.94	-	-	4.40	-	-	7.31
Variable Universal Life	4.11	-	-	3.98	-	-	6.16
Strategic Variable Life® Plus	3.80	-	-	3.90	-	-	5.89
Survivorship Variable Universal Life II	4.42	-	-	4.39	-	-	5.61
Variable Universal Life II
Tier 1	5.06	-	-	3.82	-	-	5.75
Tier 2	7.76	-	-	5.14	-	-	7.61
VUL GuardSM
Tier 1	8.24	-	-	5.64	-	-	8.29
Tier 2	6.98	-	-	4.63	-	-	6.84
Tier 3	6.62	-	-	4.39	-	-	6.49
Tier 4	6.76	-	-	4.48	-	-	6.63
Tier 5	7.36	-	-	4.88	-	-	7.22
Survivorship VUL GuardSM
Tier 1	6.83	-	-	4.15	-	-	6.31
Tier 2	6.97	-	-	4.24	-	-	6.44
Tier 3	7.11	-	-	4.33	-	-	6.57
Tier 4	7.11	-	-	4.33	-	-	6.57
Variable Universal Life III
Tier 1	9.85	2.55	-	4.93	4.34	-	7.16
Tier 2	10.01	2.59	-	5.01	4.41	-	7.27
Tier 3	10.17	2.63	-	5.09	4.49	-	7.39
Tier 4	10.76	2.78	-	5.39	4.75	-	7.82

See Notes to Financial Statements

F-33

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	3.49	1.54	1.14	2.39	2.32	-	-
MassMutual ElectrumSM	2.93	1.40	1.06	2.06	1.89	2.65	-
Apex VUL	1.44	1.10	0.90	1.64	1.50	-	-
Apex VUL MM	1.25	1.07	1.04	1.10	1.06	-	-

See Notes to Financial Statements

F-34

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
ASSETS
Investments
Number of shares	263,325	3,814	75,616	99,946	163,411	71,146	81,900
Identified cost	$7,901,093	$46,385	$550,546	$960,492	$1,720,419	$933,899	$299,277
Value	$9,424,409	$46,525	$564,852	$956,485	$1,877,598	$904,264	$323,506
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	2	-	-	-	-	-	1
Total assets	9,424,411	46,525	564,852	956,485	1,877,598	904,264	323,507
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	-	1	1	21	-	2	-
Total liabilities	-	1	1	21	-	2	-
NET ASSETS	$9,424,411	$46,524	$564,851	$956,464	$1,877,598	$904,262	$323,507
Outstanding units
Policy owners	5,755,878	40,911	283,276	621,396	682,627	465,182	192,104
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	2.03	-	-	-
Tier 2	-	-	-	2.06	-	-	-
Tier 3	-	-	-	2.09	-	-	-
Tier 4	-	-	-	2.22	-	-	-

See Notes to Financial Statements

F-35

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	2.88	1.40	3.28	2.33	-
MassMutual ElectrumSM	-	-	2.29	1.26	2.83	2.00	1.68
Apex VUL	1.68	1.14	1.41	1.20	1.56	1.63	-
Apex VUL MM	1.18	1.05	1.09	1.03	1.15	1.07	-

See Notes to Financial Statements

F-36

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS	(Class II)
Investments
Number of shares	180,758	995,379	41,862	118,250	646,498	40,684	7,600
Identified cost	$842,130	$7,132,377	$360,264	$1,209,430	$6,431,556	$413,454	$78,437
Value	$829,678	$7,833,629	$370,064	$1,162,397	$5,534,021	$414,974	$80,709
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	829,678	7,833,629	370,064	1,162,397	5,534,021	414,974	80,709
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	21	16	8	13	91	1	4
Total liabilities	21	16	8	13	91	1	4
NET ASSETS	$829,657	$7,833,613	$370,056	$1,162,384	$5,533,930	$414,973	$80,705
Outstanding units
Policy owners	293,315	2,520,335	290,831	375,122	3,092,841	321,003	68,905
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	2.44	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	2.00	-	-
Variable Universal Life	-	-	-	-	1.87	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	2.00	-	-
Variable Universal Life II
Tier 1	-	-	-	-	1.79	-	-
Tier 2	-	-	-	-	1.86	-	-
VUL GuardSM
Tier 1	-	-	-	-	1.81	-	-
Tier 2	-	-	-	-	1.67	-	-
Tier 3	-	-	-	-	1.59	-	-
Tier 4	-	-	-	-	1.62	-	-
Tier 5	-	-	-	-	1.76	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	1.56	-	-
Tier 2	-	-	-	-	1.59	-	-
Tier 3	-	-	-	-	1.62	-	-
Tier 4	-	-	-	-	1.62	-	-
Variable Universal Life III
Tier 1	4.24	3.76	-	4.44	1.64	-	-
Tier 2	4.31	3.83	-	4.51	1.67	-	-
Tier 3	4.38	3.89	-	4.59	1.69	-	-
Tier 4	4.64	4.11	-	4.85	1.79	-	-

See Notes to Financial Statements

F-37

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
	(Class II)
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	2.04	1.94	1.64	2.42	1.29	1.54	-
MassMutual ElectrumSM	-	1.70	1.37	1.97	1.21	1.28	-
Apex VUL	1.20	1.26	1.18	1.60	0.99	1.18	1.19
Apex VUL MM	1.05	1.09	1.08	1.10	1.04	1.01	1.10

See Notes to Financial Statements

F-38

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	9,020	118,825	1,977,824	802,242	394,361	329,817	275,846
Identified cost	$97,509	$1,705,754	$23,801,892	$10,242,927	$4,274,399	$2,748,934	$2,569,594
Value	$101,018	$2,043,793	$21,295,819	$10,842,555	$4,468,108	$2,678,116	$2,493,648
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	101,018	2,043,793	21,295,819	10,842,555	4,468,108	2,678,116	2,493,648
LIABILITIES
Payable to Massachusetts Mutual Life Insurance Company	3	5	38	82	26	31	18
Total liabilities	3	5	38	82	26	31	18
NET ASSETS	$101,015	$2,043,788	$21,295,781	$10,842,473	$4,468,082	$2,678,085	$2,493,630
Outstanding units
Policy owners	81,170	809,308	9,491,694	3,840,274	1,252,056	975,451	932,751
UNIT VALUE
Variable Life Plus	$-	$-	$5.86	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	5.14	-	-	-	-
Strategic Variable Life®	-	-	3.29	-	-	-	-
Variable Life Select	-	-	3.09	-	-	-	-
Strategic Group Variable Universal Life®	-	-	2.28	-	-	-	2.11
Survivorship Variable Universal Life	-	-	2.68	2.85	-	-	-
Variable Universal Life	-	-	2.40	2.66	-	-	-
Strategic Variable Life® Plus	-	-	2.41	2.36	-	-	-
Survivorship Variable Universal Life II	-	-	2.59	2.85	-	-	-
Variable Universal Life II
Tier 1	-	-	2.05	2.48	-	-	-
Tier 2	-	-	1.98	2.96	-	-	-
VUL GuardSM
Tier 1	-	-	1.88	3.30	-	-	-
Tier 2	-	-	1.78	2.66	-	-	-
Tier 3	-	-	1.69	2.53	-	-	-
Tier 4	-	-	1.72	2.58	-	-	-
Tier 5	-	-	1.88	2.81	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	1.66	2.40	-	-	-
Tier 2	-	-	1.70	2.45	-	-	-
Tier 3	-	-	1.73	2.50	-	-	-
Tier 4	-	-	1.73	2.50	-	-	-
Variable Universal Life III
Tier 1	-	-	1.58	2.70	7.27	5.22	3.16
Tier 2	-	-	1.60	2.74	7.39	5.31	3.21
Tier 3	-	-	1.63	2.78	7.51	5.39	3.26
Tier 4	-	-	1.72	2.95	7.95	5.71	3.45

See Notes to Financial Statements

F-39

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	3.91	1.20	1.64	2.45	2.13	1.74
MassMutual ElectrumSM	-	3.37	1.14	1.51	2.05	1.71	1.55
Apex VUL	1.25	1.76	0.93	1.26	1.18	1.39	1.18
Apex VUL MM	1.12	1.27	1.06	1.12	1.10	1.07	1.08

See Notes to Financial Statements

F-40

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	49,418	2,821,519	1,799,266	35,723	173,772	50,197	136,274
Identified cost	$446,433	$28,771,447	$21,202,856	$336,546	$1,627,838	$293,843	$2,269,222
Value	$450,691	$32,701,286	$19,520,379	$322,222	$1,598,700	$262,532	$2,268,957
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	450,691	32,701,286	19,520,379	322,222	1,598,700	262,532	2,268,957
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	1	68	93	2	17	5	20
Total liabilities	1	68	93	2	17	5	20
NET ASSETS	$450,690	$32,701,218	$19,520,286	$322,220	$1,598,683	$262,527	$2,268,937
Outstanding units
Policy owners	393,058	6,068,883	3,961,174	187,230	524,749	313,940	555,635
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	4.54	-	-	-	-
Variable Life Select	-	6.81	-	-	-	-	-
Strategic Group Variable Universal Life®	-	6.77	-	-	-	0.81	-
Survivorship Variable Universal Life	-	6.34	6.23	-	-	-	-
Variable Universal Life	-	7.24	4.63	-	-	-	-
Strategic Variable Life® Plus	-	7.62	4.26	-	-	-	-
Survivorship Variable Universal Life II	-	7.01	4.99	-	-	-	-
Variable Universal Life II
Tier 1	-	5.75	5.51	-	-	-	-
Tier 2	-	5.63	6.28	-	-	-	-
VUL GuardSM
Tier 1	-	6.55	7.90	-	-	-	-
Tier 2	-	5.06	5.65	-	-	-	-
Tier 3	-	4.80	5.36	-	-	-	-
Tier 4	-	4.90	5.47	-	-	-	-
Tier 5	-	5.34	5.96	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	4.92	5.69	-	-	-	-
Tier 2	-	5.03	5.81	-	-	-	-
Tier 3	-	5.13	5.93	-	-	-	-
Tier 4	-	5.13	5.93	-	-	-	-
Variable Universal Life III
Tier 1	-	6.13	5.89	-	5.39	-	6.27
Tier 2	-	6.23	5.98	-	5.48	-	6.37
Tier 3	-	6.33	6.08	-	5.57	-	6.48
Tier 4	-	6.70	6.43	-	5.89	-	6.86

See Notes to Financial Statements

F-41

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.21	2.46	2.45	2.22	2.14	1.31	3.00
MassMutual ElectrumSM	1.16	2.01	2.05	1.72	1.76	1.08	2.49
Apex VUL	1.04	1.43	1.13	1.38	1.50	0.75	1.60
Apex VUL MM	1.05	1.12	1.12	1.07	1.10	0.99	1.14

See Notes to Financial Statements

F-42

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	178,506	24,495,149	91,337	23,544	24,760	2,477	1,846
Identified cost	$1,585,920	$24,495,149	$560,867	$257,088	$189,242	$24,558	$21,447
Value	$1,558,361	$24,495,147	$507,835	$217,550	$179,260	$24,498	$21,252
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	2
Total assets	1,558,361	24,495,147	507,835	217,550	179,260	24,498	21,254
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	6	355	28	9	-	4	-
Total liabilities	6	355	28	9	-	4	-
NET ASSETS	$1,558,355	$24,494,792	$507,807	$217,541	$179,260	$24,494	$21,254
Outstanding units
Policy owners	1,506,307	20,371,690	432,962	210,929	133,274	22,123	17,893
UNIT VALUE
Variable Life Plus	$-	$2.37	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	2.08	-	-	-	-	-
Strategic Variable Life®	-	1.71	-	-	-	-	-
Variable Life Select	-	1.58	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	1.50	-	-	-	-	-
Variable Universal Life	-	1.35	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	1.38	-	-	-	-	-
Variable Universal Life II
Tier 1	-	1.16	-	-	-	-	-
Tier 2	-	1.27	-	-	-	-	-
VUL GuardSM
Tier 1	-	1.20	-	-	-	-	-
Tier 2	-	1.14	-	-	-	-	-
Tier 3	-	1.08	-	-	-	-	-
Tier 4	-	1.10	-	-	-	-	-
Tier 5	-	1.20	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	1.11	-	-	-	-	-
Tier 2	-	1.13	-	-	-	-	-
Tier 3	-	1.15	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	1.03	1.11	-	-	-	-
Tier 2	-	1.05	1.13	-	-	-	-
Tier 3	-	1.07	1.15	-	-	-	-
Tier 4	-	1.13	1.21	-	-	-	-

See Notes to Financial Statements

F-43

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	1.12	1.15	-	-	-	-	-
MassMutual ElectrumSM	1.07	1.15	1.46	1.03	1.35	-	1.19
Apex VUL	0.87	1.07	-	-	-	1.11	-
Apex VUL MM	1.05	1.03	-	-	-	1.05	-

See Notes to Financial Statements

F-44

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	20,645	157,359	505,232	853,012	14,278	2,226,547	875,057
Identified cost	$188,729	$5,315,413	$22,663,120	$23,138,764	$67,530	$63,976,570	$11,390,917
Value	$186,633	$6,033,146	$30,359,407	$24,251,132	$66,966	$64,458,548	$12,040,783
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	186,633	6,033,146	30,359,407	24,251,132	66,966	64,458,548	12,040,783
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	5	9	40	76	8	30	50
Total liabilities	5	9	40	76	8	30	50
NET ASSETS	$186,628	$6,033,137	$30,359,367	$24,251,056	$66,958	$64,458,518	$12,040,733
Outstanding units
Policy owners	170,342	741,742	3,021,193	4,853,146	57,338	6,870,058	5,116,040
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$8.12	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	10.45	-	-	-	12.70	-
Variable Life Select	-	-	-	-	-	10.01	-
Strategic Group Variable Universal Life®	-	7.99	-	-	-	9.90	-
Survivorship Variable Universal Life	-	-	11.37	5.65	-	12.31	2.21
Variable Universal Life	-	-	10.65	5.30	-	11.00	1.93
Strategic Variable Life® Plus	-	8.73	-	-	1.82	10.92	-
Survivorship Variable Universal Life II	-	-	11.37	5.65	-	8.94	2.08
Variable Universal Life II
Tier 1	-	-	10.20	5.07	-	7.94	1.89
Tier 2	-	-	10.02	4.96	-	8.61	2.40
VUL GuardSM
Tier 1	-	-	10.77	5.36	-	10.23	2.82
Tier 2	-	-	9.01	4.47	-	7.75	2.16
Tier 3	-	-	8.55	4.24	-	7.35	2.05
Tier 4	-	-	8.73	4.33	-	7.51	2.09
Tier 5	-	-	9.50	4.71	-	8.17	2.28
Survivorship VUL GuardSM
Tier 1	-	-	8.51	3.95	-	-	1.94
Tier 2	-	-	8.69	4.03	-	-	1.98
Tier 3	-	-	8.87	4.11	-	-	2.02
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-45

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	1.10	-	-	-	1.17	-	-
Apex VUL	-	-	-	-	-	-	-
Apex VUL MM	-	-	-	-	-	-	-

See Notes to Financial Statements

F-46

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	5,731	26,696	70,336	52,054	17	157,750	298,017
Identified cost	$74,675	$480,458	$1,607,279	$608,953	$436	$1,682,342	$3,179,640
Value	$69,117	$491,467	$1,887,831	$611,118	$435	$1,738,408	$3,340,770
Dividends receivable	-	-	-	-	-	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-	-	-	-	3	-
Total assets	69,117	491,467	1,887,831	611,118	435	1,738,411	3,340,770
LIABILITIES	-	-	-	-	-	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	7	3	2	-	-	4
Total liabilities	-	7	3	2	-	-	4
NET ASSETS	$69,117	$491,460	$1,887,828	$611,116	$435	$1,738,411	$3,340,766
Outstanding units
Policy owners	84,558	544,696	1,383,769	513,367	391	1,250,351	1,675,297
UNIT VALUE
Variable Life Plus	$-	$-	$-	$-	$-	$-	$-
Large Case Variable Life Plus	-	-	-	-	-	-	-
Strategic Variable Life®	-	-	-	-	-	-	-
Variable Life Select	-	-	-	-	-	-	-
Strategic Group Variable Universal Life®	-	-	-	-	-	-	-
Survivorship Variable Universal Life	-	-	-	-	-	-	-
Variable Universal Life	-	-	-	-	-	-	-
Strategic Variable Life® Plus	-	-	-	-	-	-	-
Survivorship Variable Universal Life II	-	-	-	-	-	-	-
Variable Universal Life II
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Tier 5	-	-	-	-	-	-	-
Survivorship VUL GuardSM
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-
Variable Universal Life III
Tier 1	-	-	-	-	-	-	-
Tier 2	-	-	-	-	-	-	-
Tier 3	-	-	-	-	-	-	-
Tier 4	-	-	-	-	-	-	-

See Notes to Financial Statements

F-47

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

					Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-	-	-	-	-	-
MassMutual ElectrumSM	0.82	-	-	-	-	1.39	1.99
Apex VUL	-	0.90	1.37	1.19	-	-	-
Apex VUL MM	-	1.04	1.13	1.15	1.11	-	-

See Notes to Financial Statements

F-48

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
ASSETS
Investments
Number of shares	65,571	59,879
Identified cost	$883,616	$614,580
Value	$916,023	$596,393
Dividends receivable	-	-
Receivable to Massachusetts Mutual Life Insurance Company	-	-
Total assets	916,023	596,393
LIABILITIES	-	-
Payable to Massachusetts Mutual Life Insurance Company	-	14
Total liabilities	-	14
NET ASSETS	$916,023	$596,379
Outstanding units
Policy owners	549,389	230,199
UNIT VALUE
Variable Life Plus	$-	$-
Large Case Variable Life Plus	-	-
Strategic Variable Life®	-	-
Variable Life Select	-	-
Strategic Group Variable Universal Life®	-	-
Survivorship Variable Universal Life	-	-
Variable Universal Life	-	-
Strategic Variable Life® Plus	-	-
Survivorship Variable Universal Life II	-	-
Variable Universal Life II
Tier 1	-	-
Tier 2	-	-
VUL GuardSM
Tier 1	-	-
Tier 2	-	-
Tier 3	-	-
Tier 4	-	-
Tier 5	-	-
Survivorship VUL GuardSM
Tier 1	-	-
Tier 2	-	-
Tier 3	-	-
Tier 4	-	-
Variable Universal Life III
Tier 1	-	2.44
Tier 2	-	2.48
Tier 3	-	2.52
Tier 4	-	2.67

See Notes to Financial Statements

F-49

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
UNIT VALUE (continued)
Strategic Group Variable Universal Life® II	-	-
MassMutual ElectrumSM	1.67	-
Apex VUL	-	-
Apex VUL MM	-	-

See Notes to Financial Statements

F-50

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2024

	American Funds
	Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
	Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
	Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	Division	Division	Division	Division	Division	Division	Division
				(Class I)	(Class III)
Investment income
Dividends	$595,915	$567,156	$4,261	$20,554	$491	$38,643	$2,221
Expenses
Mortality and expense risk charge	78,269	147,426	124	8,320	69	2,073	1,271
Net investment income (loss)	517,646	419,730	4,137	12,234	422	36,570	950
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	186,329	1,096,212	2,629	(9,640)	1,978	1,639	(1,720)
Realized gain distribution	1,175,541	2,287,729	-	60,371	1,617	-	5,263
Realized gain (loss)	1,361,870	3,383,941	2,629	50,731	3,595	1,639	3,543
Change in net unrealized appreciation (depreciation) of investments	2,155,776	6,941,700	(2,079)	41,912	(1,069)	(14,407)	55,780
Net gain (loss) on investments	3,517,646	10,325,641	550	92,643	2,526	(12,768)	59,323
Net increase (decrease) in net assets
resulting from operations	4,035,292	10,745,371	4,687	104,877	2,948	23,802	60,273
Capital transactions:
Transfers of net premiums	785,889	1,352,026	20,350	317,941	4,725	87,862	11,274
Transfers due to death benefits	(238,669)	(227,420)	-	-	-	-	-
Transfers due to withdrawal of funds	(515,430)	(1,905,817)	13	(28,479)	2	27	(2)
Transfers due to policy loans, net of repayments	(630,547)	(1,150,303)	-	(17,523)	-	-	(6)
Transfers due to charges for administrative and insurance costs	(784,140)	(1,384,791)	(1,140)	(114,667)	(854)	(15,028)	(9,002)
Transfers between Divisions and (to) from General Account	661,670	2,848	(22,476)	863	3,426	1,189,769	254,515
Net increase (decrease) in net assets resulting from capital transactions	(721,227)	(3,313,457)	(3,253)	158,135	7,299	1,262,630	256,779
Total increase (decrease)	3,314,065	7,431,914	1,434	263,012	10,247	1,286,432	317,052
NET ASSETS, at beginning of the year	25,016,590	46,462,834	64,505	912,375	22,711	209,445	347,436
NET ASSETS, at end of the year	$28,330,655	$53,894,748	$65,939	$1,175,387	$32,958	$1,495,877	$664,488

See Notes to Financial Statements

F-51

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

						Fidelity®	Fidelity®
	DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
	Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
	Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	Division	Division	Division	Division	Division	Division	Division
			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$117,330	$2,254	$22,461	$238,431	$8,759	$9,623	$8,229
Expenses
Mortality and expense risk charge	28,456	61	6,035	433,691	69,781	5,364	1,259
Net investment income (loss)	88,874	2,193	16,426	(195,260)	(61,022)	4,259	6,970
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(197,663)	203	(3,860)	3,437,856	315,399	(457)	45,933
Realized gain distribution	274,994	-	-	15,230,201	1,166,334	-	-
Realized gain (loss)	77,331	203	(3,860)	18,668,057	1,481,733	(457)	45,933
Change in net unrealized appreciation (depreciation) of investments	868,893	(336)	(8,361)	16,357,512	1,176,820	68,998	(5,250)
Net gain (loss) on investments	946,224	(133)	(12,221)	35,025,569	2,658,553	68,541	40,683
Net increase (decrease) in net assets resulting from operations	1,035,098	2,060	4,205	34,830,309	2,597,531	72,800	47,653
Capital transactions:
Transfers of net premiums	326,616	17,982	196,723	4,266,922	167,838	182,645	-
Transfers due to death benefits	(23,547)	-	-	(300,469)	(9,716)	-	-
Transfers due to withdrawal of funds	(338,327)	8	(5,811)	(3,321,850)	(366,703)	(6,709)	(39)
Transfers due to policy loans, net of repayments	(211,425)	-	(7,528)	(3,186,907)	(45,864)	(9,288)	-
Transfers due to charges for administrative and insurance costs	(283,015)	(496)	(71,328)	(3,438,382)	(197,114)	(75,299)	(4,979)
Transfers between Divisions and (to) from General Account	182,365	(11,329)	(22,273)	983,486	80,760	11,476	513,418
Net increase (decrease) in net assets resulting from capital transactions	(347,333)	6,165	89,783	(4,997,200)	(370,799)	102,825	508,400
Total increase (decrease)	687,765	8,225	93,988	29,833,109	2,226,732	175,625	556,053
NET ASSETS, at beginning of the year	9,922,288	23,898	701,768	105,911,159	8,120,384	582,427	191,730
NET ASSETS, at end of the year	$10,610,053	$32,123	$795,756	$135,744,268	$10,347,116	$758,052	$747,783

See Notes to Financial Statements

F-52

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$3,423	$13,002	$33,615	$37,494	$5,353	$2,074	$2,210
Expenses
Mortality and expense risk charge	302	1,919	3,305	4,539	844	251	868
Net investment income (loss)	3,121	11,083	30,310	32,955	4,509	1,823	1,342
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	7,122	125,419	236,071	174,916	24,255	12,054	84,911
Realized gain distribution	3,440	691	3,375	28,735	5,649	2,005	6,450
Realized gain (loss)	10,562	126,110	239,446	203,651	29,904	14,059	91,361
Change in net unrealized appreciation (depreciation) of investments	(5,070)	(70,772)	(134,789)	(31,377)	5,779	(6,278)	(43,786)
Net gain (loss) on investments	5,492	55,338	104,657	172,274	35,683	7,781	47,575
Net increase (decrease) in net assets resulting from operations	8,613	66,421	134,967	205,229	40,192	9,604	48,917
Capital transactions:
Transfers of net premiums	644	102,965	90,845	292,969	34,674	10,587	70,926
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	13	(17)	56	54	-	1	(66,931)
Transfers due to policy loans, net of repayments	(25)	(11)	(1)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,296)	(10,946)	(16,781)	(18,299)	(3,445)	(1,145)	(5,014)
Transfers between Divisions and (to) from General Account	(53,313)	(1,032,571)	(104,175)	(114,622)	42,284	150,616	(230,220)
Net increase (decrease) in net assets resulting from capital transactions	(54,977)	(940,580)	(30,056)	160,102	73,513	160,059	(231,239)
Total increase (decrease)	(46,364)	(874,159)	104,911	365,331	113,705	169,663	(182,322)
NET ASSETS, at beginning of the year	119,673	1,236,852	1,465,133	1,757,413	298,104	17,022	351,866
NET ASSETS, at end of the year	$73,309	$362,693	$1,570,044	$2,122,744	$411,809	$186,685	$169,544

See Notes to Financial Statements

F-53

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			Fidelity®				Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	VIP	Freedom	VIP	VIP	VIP	International
	Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	Division	Division	Division	Division	Division	Division	Division
							(Initial Class)
Investment income
Dividends	$76	$3,095	$19,429	$-	$-	$27,547	$27,563
Expenses
Mortality and expense risk charge	7	94	138	5,551	333	4,050	7,140
Net investment income (loss)	69	3,001	19,291	(5,551)	(333)	23,497	20,423
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(74)	3,096	(527)	555,747	612	233,456	(457)
Realized gain distribution	41	1,228	405	331,347	-	1,561	-
Realized gain (loss)	(33)	4,324	(122)	887,094	612	235,017	(457)
Change in net unrealized appreciation (depreciation) of investments	(338)	(14,002)	(29,789)	(357,307)	219	54,076	11,518
Net gain (loss) on investments	(371)	(9,678)	(29,911)	529,787	831	289,093	11,061
Net increase (decrease) in net assets resulting from operations	(302)	(6,677)	(10,620)	524,236	498	312,590	31,484
Capital transactions:
Transfers of net premiums	2,048	10,264	-	125,177	51,927	397,906	280,983
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	1	-	(44)	(320)	(2,035)	(9,700)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	(20,349)
Transfers due to charges for administrative and insurance costs	(47)	(546)	(608)	(31,133)	(11,020)	(18,449)	(100,825)
Transfers between Divisions and (to) from General Account	3,880	256,854	667,288	(712,399)	1,701	716,875	3,955
Net increase (decrease) in net assets resulting from capital transactions	5,879	266,573	666,680	(618,399)	42,288	1,094,297	154,064
Total increase (decrease)	5,577	259,896	656,060	(94,163)	42,786	1,406,887	185,548
NET ASSETS, at beginning of the year	978	16,079	-	1,659,284	13,192	1,311,716	768,065
NET ASSETS, at end of the year	$6,555	$275,975	$656,060	$1,565,121	$55,978	$2,718,603	$953,613

See Notes to Financial Statements

F-54

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Fidelity®				Fidelity®	Fidelity®	Fidelity®
	VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
	International	VIP	VIP	VIP	Strategic	Total Market	Total Market
	Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
Investment income
Dividends	$9,474	$1,828	$9	$8,558	$2,169	$34,355	$1,485
Expenses
Mortality and expense risk charge	817	71	1	348	345	17,290	272
Net investment income (loss)	8,657	1,757	8	8,210	1,824	17,065	1,213
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	25,128	(42)	40	5,612	315	52,992	(1,919)
Realized gain distribution	-	5,685	-	-	-	-	-
Realized gain (loss)	25,128	5,643	40	5,612	315	52,992	(1,919)
Change in net unrealized appreciation (depreciation) of investments	(22,891)	(11,270)	(18)	(9,580)	579	356,087	20,238
Net gain (loss) on investments	2,237	(5,627)	22	(3,968)	894	409,079	18,319
Net increase (decrease) in net assets resulting from operations	10,894	(3,870)	30	4,242	2,718	426,144	19,532
Capital transactions:
Transfers of net premiums	9,070	6,154	577	18,671	46,255	1,398,846	7,516
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	87	(55)	(197)	(4)	(85)	(16,885)	(821)
Transfers due to policy loans, net of repayments	-	-	-	-	-	(11,431)	-
Transfers due to charges for administrative and insurance costs	(4,186)	(2,975)	(185)	(2,812)	(2,216)	(258,487)	(3,165)
Transfers between Divisions and (to) from General Account	42,025	122,985	30	72,879	12,767	262,232	175,231
Net increase (decrease) in net assets resulting from capital transactions	46,996	126,109	225	88,734	56,721	1,374,275	178,761
Total increase (decrease)	57,890	122,239	255	92,976	59,439	1,800,419	198,293
NET ASSETS, at beginning of the year	299,275	993	18	132,673	250	1,391,581	-
NET ASSETS, at end of the year	$357,165	$123,232	$273	$225,649	$59,689	$3,192,000	$198,293

See Notes to Financial Statements

F-55

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
	Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
	Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
	VIP	VIP	VIP	Income	Insights	Value	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$70	$175,069	$114	$32,874	$5,189	$47	$25,748
Expenses
Mortality and expense risk charge	9	51,283	6	1,911	866	11	9,177
Net investment income (loss)	61	123,786	108	30,963	4,323	36	16,571
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	30	(41,740)	3	(11,480)	17,213	(4)	13,245
Realized gain distribution	294	432,711	-	-	6,037	407	147,212
Realized gain (loss)	324	390,971	3	(11,480)	23,250	403	160,457
Change in net unrealized appreciation (depreciation) of investments	(263)	1,513,523	(15)	(20,789)	(13,872)	46	94,707
Net gain (loss) on investments	61	1,904,494	(12)	(32,269)	9,378	449	255,164
Net increase (decrease) in net assets resulting from operations	122	2,028,280	96	(1,306)	13,701	485	271,735
Capital transactions:
Transfers of net premiums	-	865,401	695	27,279	26,167	133	8,603
Transfers due to death benefits	-	(32,995)	-	-	-	-	-
Transfers due to withdrawal of funds	(1)	(377,881)	-	1	2	(1)	(3)
Transfers due to policy loans, net of repayments	(4)	(346,147)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(235)	(539,212)	(90)	(12,253)	(4,713)	(125)	(20,893)
Transfers between Divisions and (to) from General Account	1,317	10,940	812	(129,826)	(132,530)	-	232,699
Net increase (decrease) in net assets resulting from capital transactions	1,077	(419,894)	1,417	(114,799)	(111,074)	7	220,406
Total increase (decrease)	1,199	1,608,386	1,513	(116,105)	(97,373)	492	492,141
NET ASSETS, at beginning of the year	3,013	17,951,363	1,712	897,802	262,452	2,901	2,085,010
NET ASSETS, at end of the year	$4,212	$19,559,749	$3,225	$781,697	$165,079	$3,393	$2,577,151

See Notes to Financial Statements

F-56

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Goldman Sachs	Goldman	Goldman	Invesco
	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
	Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$697	$-	$1,316	$185,942	$-	$-	$2,240
Expenses
Mortality and expense risk charge	146	38,796	794	98,196	1,522	410,173	260
Net investment income (loss)	551	(38,796)	522	87,746	(1,522)	(410,173)	1,980
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	40	277,750	3,289	(188,759)	147,782	567,898	213
Realized gain distribution	5,762	1,033,539	28,424	1,906,919	-	-	9,057
Realized gain (loss)	5,802	1,311,289	31,713	1,718,160	147,782	567,898	9,270
Change in net unrealized appreciation (depreciation) of investments	4,537	2,279,243	15,316	(2,406,658)	19,488	29,286,706	4,571
Net gain (loss) on investments	10,339	3,590,532	47,029	(688,498)	167,270	29,854,604	13,841
Net increase (decrease) in net assets resulting from operations	10,890	3,551,736	47,551	(600,752)	165,748	29,444,431	15,821
Capital transactions:
Transfers of net premiums	9,287	211,096	-	1,636,319	231,724	2,405,985	11,309
Transfers due to death benefits	-	(36,038)	-	(63,044)	-	(762,266)	-
Transfers due to withdrawal of funds	-	(498,958)	(2)	(620,264)	(207)	(3,673,737)	-
Transfers due to policy loans, net of repayments	-	(228,287)	-	(519,781)	-	(2,453,879)	-
Transfers due to charges for administrative and insurance costs	(822)	(324,266)	(4,922)	(859,841)	(6,136)	(2,702,443)	(1,450)
Transfers between Divisions and (to) from General Account	-	(519,880)	-	807,782	627,426	(75,017)	-
Net increase (decrease) in net assets resulting from capital transactions	8,465	(1,396,333)	(4,924)	381,171	852,807	(7,261,357)	9,859
Total increase (decrease)	19,355	2,155,403	42,627	(219,581)	1,018,555	22,183,074	25,680
NET ASSETS, at beginning of the year	55,319	11,902,030	172,804	27,225,387	438,128	90,430,969	105,109
NET ASSETS, at end of the year	$74,674	$14,057,433	$215,431	$27,005,806	$1,456,683	$112,614,043	$130,789

See Notes to Financial Statements

F-57

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
	Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
	Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$558,235	$-	$50,270	$56,319	$575	$-	$1,989
Expenses
Mortality and expense risk charge	52,428	314,829	9,057	9,992	68	406,111	135
Net investment income (loss)	505,807	(314,829)	41,213	46,327	507	(406,111)	1,854
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(109,322)	(653,506)	(2,700)	(21,165)	2,009	466,918	4,826
Realized gain distribution	-	-	106,996	50,005	171	6,439,036	-
Realized gain (loss)	(109,322)	(653,506)	104,296	28,840	2,180	6,905,954	4,826
Change in net unrealized appreciation (depreciation) of investments	(23,455)	16,012,043	165,024	44,084	(2,894)	9,250,763	(4,449)
Net gain (loss) on investments	(132,777)	15,358,537	269,320	72,924	(714)	16,156,717	377
Net increase (decrease) in net assets resulting from operations	373,030	15,043,708	310,533	119,251	(207)	15,750,606	2,231
Capital transactions:
Transfers of net premiums	1,158,619	2,179,783	225,339	27,632	-	3,166,724	16,254
Transfers due to death benefits	(95,833)	(593,739)	(3,675)	(4,026)	-	(738,637)	-
Transfers due to withdrawal of funds	(117,890)	(2,456,085)	(28,921)	(202,885)	4	(3,090,782)	(6)
Transfers due to policy loans, net of repayments	(292,419)	(1,364,455)	(38,498)	208	(5)	(2,404,042)	-
Transfers due to charges for administrative and insurance costs	(546,615)	(1,926,901)	(88,539)	(38,515)	(405)	(2,844,809)	(713)
Transfers between Divisions and (to) from General Account	307,443	1,204,108	(60,931)	(1)	10,154	1,877	(77,669)
Net increase (decrease) in net assets resulting from capital transactions	413,305	(2,957,289)	4,775	(217,587)	9,748	(5,909,669)	(62,134)
Total increase (decrease)	786,335	12,086,419	315,308	(98,336)	9,541	9,840,937	(59,903)
NET ASSETS, at beginning of the year	14,419,665	64,940,058	2,410,815	1,417,839	23,046	102,161,631	59,903
NET ASSETS, at end of the year	$15,206,000	$77,026,477	$2,726,123	$1,319,503	$32,587	$112,002,568	$-

See Notes to Financial Statements

F-58

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,013,269	$-	$-	$-	$2	$-	$151,721
Expenses
Mortality and expense risk charge	104,216	14,900	133,329	20,582	2	25,466	21,673
Net investment income (loss)	909,053	(14,900)	(133,329)	(20,582)	-	(25,466)	130,048
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(247,807)	12,046	(1,661,992)	59,254	89	(119,063)	-
Realized gain distribution	-	-	3,652,693	136,784	58	365,634	-
Realized gain (loss)	(247,807)	12,046	1,990,701	196,038	147	246,571	-
Change in net unrealized appreciation (depreciation) of investments	249,599	181,561	5,725,103	237,542	26	2,201,539	-
Net gain (loss) on investments	1,792	193,607	7,715,804	433,580	173	2,448,110	-
Net increase (decrease) in net assets resulting from operations	910,845	178,707	7,582,475	412,998	173	2,422,644	130,048
Capital transactions:
Transfers of net premiums	1,396,671	224,816	1,111,159	203,794	437	309,232	24,521
Transfers due to death benefits	(126,334)	(19,873)	(359,314)	-	-	(13,352)	(1,088)
Transfers due to withdrawal of funds	(573,923)	(159,064)	(1,699,290)	(97,166)	(1)	(127,328)	(415,255)
Transfers due to policy loans, net of repayments	(502,239)	(150,327)	(1,009,170)	(5,084)	-	(281,457)	142
Transfers due to charges for administrative and insurance costs	(1,074,391)	(156,497)	(1,079,750)	(115,082)	(16)	(262,869)	(49,210)
Transfers between Divisions and (to) from General Account	676,340	68,249	370,076	(7,501)	(193)	688,775	(139,207)
Net increase (decrease) in net assets resulting from capital transactions	(203,876)	(192,696)	(2,666,289)	(21,039)	227	313,001	(580,097)
Total increase (decrease)	706,969	(13,989)	4,916,186	391,959	400	2,735,645	(450,049)
NET ASSETS, at beginning of the year	32,214,532	4,264,786	33,454,278	3,497,729	781	7,081,524	3,487,142
NET ASSETS, at end of the year	$32,921,501	$4,250,797	$38,370,464	$3,889,688	$1,181	$9,817,169	$3,037,093

See Notes to Financial Statements

F-59

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

							Janus Henderson
	Janus	Janus	Janus	Janus	Janus	Janus	Global
	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
	Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	Division	Division	Division	Division	Division	Division	Division
	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment income
Dividends	$28	$118,720	$34,006	$43	$208,380	$2,199	$-
Expenses
Mortality and expense risk charge	5	20,092	95,093	2,491	89,070	1,954	278
Net investment income (loss)	23	98,628	(61,087)	(2,448)	119,310	245	(278)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6	171,010	640,943	20,005	566,315	43,161	811
Realized gain distribution	-	-	1,774,971	26,033	875,559	13,030	-
Realized gain (loss)	6	171,010	2,415,914	46,038	1,441,874	56,191	811
Change in net unrealized appreciation (depreciation) of investments	158	653,971	5,125,915	52,576	4,028,391	21,554	7,188
Net gain (loss) on investments	164	824,981	7,541,829	98,614	5,470,265	77,745	7,999
Net increase (decrease) in net assets resulting from operations	187	923,609	7,480,742	96,166	5,589,575	77,990	7,721
Capital transactions:
Transfers of net premiums	-	182,853	537,499	8,595	365,708	2,998	39,181
Transfers due to death benefits	-	(40,407)	(202,548)	-	(67,496)	-	-
Transfers due to withdrawal of funds	(2)	(159,817)	(1,028,072)	889	(427,427)	(468)	(161)
Transfers due to policy loans, net of repayments	-	(129,382)	(576,805)	(7,644)	(427,400)	(10,199)	-
Transfers due to charges for administrative and insurance costs	(87)	(259,742)	(746,009)	(11,142)	(517,040)	(10,329)	(5,668)
Transfers between Divisions and (to) from General Account	-	33,118	210,899	105,542	92,534	(89,232)	9,931
Net increase (decrease) in net assets resulting from capital transactions	(89)	(373,377)	(1,805,036)	96,240	(981,121)	(107,230)	43,283
Total increase (decrease)	98	550,232	5,675,706	192,406	4,608,454	(29,240)	51,004
NET ASSETS, at beginning of the year	1,279	6,314,597	27,634,951	361,673	24,400,660	348,934	6,848
NET ASSETS, at end of the year	$1,377	$6,864,829	$33,310,657	$554,079	$29,009,114	$319,694	$57,852

See Notes to Financial Statements

F-60

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
		LVIP American	LVIP American	LVIP American
	Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
	Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
	Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$119	$-	$454,233	$1,330	$26,630	$529,408	$10,765
Expenses
Mortality and expense risk charge	284	4,814	121,104	65	4,539	60,192	5,034
Net investment income (loss)	(165)	(4,814)	333,129	1,265	22,091	469,216	5,731
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(29,885)	68,361	(543,853)	248	(4,293)	190,160	3,978
Realized gain distribution	-	105,851	-	-	-	1,018,938	89,717
Realized gain (loss)	(29,885)	174,212	(543,853)	248	(4,293)	1,209,098	93,695
Change in net unrealized appreciation (depreciation) of investments	56,399	320,993	4,297,957	(1,124)	3,862	(119,064)	303,734
Net gain (loss) on investments	26,514	495,205	3,754,104	(876)	(431)	1,090,034	397,429
Net increase (decrease) in net assets resulting from operations	26,349	490,391	4,087,233	389	21,660	1,559,250	403,160
Capital transactions:
Transfers of net premiums	2,035	84,709	947,032	2,607	247,206	549,860	416,674
Transfers due to death benefits	-	-	(170,166)	-	-	(49,239)	-
Transfers due to withdrawal of funds	(2)	(12)	(802,406)	-	1	(544,896)	-
Transfers due to policy loans, net of repayments	-	-	(874,382)	-	-	(348,824)	-
Transfers due to charges for administrativeand insurance costs	(2,619)	(22,826)	(911,129)	(606)	(12,969)	(487,441)	(14,516)
Transfers between Divisions and (to) from General Account	(134,615)	886,822	(79,506)	6,110	9,613	264,299	(117,112)
Net increase (decrease) in net assets resulting from capital transactions	(135,201)	948,693	(1,890,557)	8,111	243,851	(616,241)	285,046
Total increase (decrease)	(108,852)	1,439,084	2,196,676	8,500	265,511	943,009	688,206
NET ASSETS, at beginning of the year	187,722	1,116,866	32,556,160	28,181	1,482,934	17,272,536	1,487,382
NET ASSETS, at end of the year	$78,870	$2,555,950	$34,752,836	$36,681	$1,748,445	$18,215,545	$2,175,588

See Notes to Financial Statements

F-61

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
	VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
	Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	Division	Division	Division	Division	Division	Division	Division
	(Standard Class)	(Service Class)
Investment income
Dividends	$727	$2,428	$16,149	$-	$8,293	$117	$9,839
Expenses
Mortality and expense risk charge	295	698	1,876	41	2,427	369	1,115
Net investment income (loss)	432	1,730	14,273	(41)	5,866	(252)	8,724
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(32)	1,765	17,867	537	91,914	71,583	(833)
Realized gain distribution	1,490	4,894	-	536	31,149	800	-
Realized gain (loss)	1,458	6,659	17,867	1,073	123,063	72,383	(833)
Change in net unrealized appreciation (depreciation) of investments	2,034	4,492	(2,536)	3,549	(26,534)	(29,945)	(13,330)
Net gain (loss) on investments	3,492	11,151	15,331	4,622	96,529	42,438	(14,163)
Net increase (decrease) in net assets resulting from operations	3,924	12,881	29,604	4,581	102,395	42,186	(5,439)
Capital transactions:
Transfers of net premiums	10,522	7,984	191,352	-	169,295	13,388	104,767
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(107)	(15,252)	22	-	106	(6)	1
Transfers due to policy loans, net of repayments	(2,493)	-	-	(40)	-	-	-
Transfers due to charges for administrative and insurance costs	(4,142)	(548)	(8,469)	(1,882)	(9,754)	(3,134)	(3,209)
Transfers between Divisions and (to) from General Account	26	43	32,671	-	15,672	(442,014)	45,570
Net increase (decrease) in net assets resulting from capital transactions	3,806	(7,773)	215,576	(1,922)	175,319	(431,766)	147,129
Total increase (decrease)	7,730	5,108	245,180	2,659	277,714	(389,580)	141,690
NET ASSETS, at beginning of the year	31,629	123,761	549,291	15,791	820,214	402,105	316,017
NET ASSETS, at end of the year	$39,359	$128,869	$794,471	$18,450	$1,097,928	$12,525	$457,707

See Notes to Financial Statements

F-62

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MFS®		MFS®	MFS®	MFS®	MFS®
	Government	MFS®	International	Investors	Mid Cap	New	MFS®
	Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$29	$-	$24,694	$6,375	$8,450	$-	$5,887
Expenses
Mortality and expense risk charge	2	17,360	4,458	2,560	1,551	25,335	5,179
Net investment income (loss)	27	(17,360)	20,236	3,815	6,899	(25,335)	708
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	3	122,390	17,986	(2,147)	53,280	(150,839)	17,692
Realized gain distribution	-	210,627	79,624	64,865	28,493	-	56,600
Realized gain (loss)	3	333,017	97,610	62,718	81,773	(150,839)	74,292
Change in net unrealized appreciation (depreciation) of investments	(23)	420,277	6,933	88,126	(23,632)	563,222	85,847
Net gain (loss) on investments	(20)	753,294	104,543	150,844	58,141	412,383	160,139
Net increase (decrease) in net assets resulting from operations	7	735,934	124,779	154,659	65,040	387,048	160,847
Capital transactions:
Transfers of net premiums	25	56,048	397,721	19,133	50,357	148,881	6,772
Transfers due to death benefits	-	-	-	(3,443)	-	(27,037)	-
Transfers due to withdrawal of funds	1	(152,786)	(43)	(13,034)	825	(268,063)	(33,384)
Transfers due to policy loans, net of repayments	-	(17,851)	-	(31,285)	-	(71,645)	(4,871)
Transfers due to charges for administrative and insurance costs	(13)	(58,631)	(14,094)	(14,153)	(9,079)	(158,751)	(24,490)
Transfers between Divisions and (to) from General Account	196	(148,610)	(49,828)	35,117	390,428	116,942	-
Net increase (decrease) in net assets resulting from capital transactions	209	(321,830)	333,756	(7,665)	432,531	(259,673)	(55,973)
Total increase (decrease)	216	414,104	458,535	146,994	497,571	127,375	104,874
NET ASSETS, at beginning of the year	548	2,558,706	1,348,571	803,220	243,211	6,284,209	910,716
NET ASSETS, at end of the year	$764	$2,972,810	$1,807,106	$950,214	$740,782	$6,411,584	$1,015,590

See Notes to Financial Statements

F-63

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024
				MML
			MML	American Funds	MML	MML
	MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
	Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$948	$104,103	$83,171	$29,797	$-	$76,306	$641,576
Expenses
Mortality and expense risk charge	91	15,116	30,622	10,294	44,004	16,518	137,352
Net investment income (loss)	857	88,987	52,549	19,503	(44,004)	59,788	504,224
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(6)	9,068	(84,418)	(1,486)	(288,844)	(20,620)	(185,164)
Realized gain distribution	1,170	471,485	133,083	28,041	480,072	-	320,337
Realized gain (loss)	1,164	480,553	48,665	26,555	191,228	(20,620)	135,173
Change in net unrealized appreciation (depreciation) of investments	2,276	47,967	696,740	132,601	1,453,938	202,989	3,790,414
Net gain (loss) on investments	3,440	528,520	745,405	159,156	1,645,166	182,369	3,925,587
Net increase (decrease) in net assets resulting from operations	4,297	617,507	797,954	178,659	1,601,162	242,157	4,429,811
Capital transactions:
Transfers of net premiums	7,046	734,127	1,347,921	192,191	1,501,544	412,540	1,400,227
Transfers due to death benefits	-	-	-	-	(132)	(480)	(144,672)
Transfers due to withdrawal of funds	1	19	(116,762)	(2,423)	(306,823)	(278,811)	(1,467,353)
Transfers due to policy loans, net of repayments	-	-	(162,012)	(1,457)	(346,447)	(18,664)	(459,853)
Transfers due to charges for administrative and insurance costs	(508)	(41,339)	(515,325)	(77,716)	(476,121)	(162,341)	(1,373,508)
Transfers between Divisions and (to) from General Account	-	(84,652)	118,886	(215,561)	(289)	(819,810)	(175,312)
Net increase (decrease) in net assets resulting from capital transactions	6,539	608,155	672,708	(104,966)	371,732	(867,566)	(2,220,471)
Total increase (decrease)	10,836	1,225,662	1,470,662	73,693	1,972,894	(625,409)	2,209,340
NET ASSETS, at beginning of the year	34,444	5,209,972	6,206,660	1,642,666	5,056,453	3,406,810	31,734,010
NET ASSETS, at end of the year	$45,280	$6,435,634	$7,677,322	$1,716,359	$7,029,347	$2,781,401	$33,943,350

See Notes to Financial Statements

F-64

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML	MML
	Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	Growth	Allocation	Bond	Equity	Income	Index	Index
	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
Investment income
Dividends	$-	$49,114	$10,055	$2,199,325	$54,948	$50,208	$1,397,696
Expenses
Mortality and expense risk charge	90,774	12,355	966	492,472	15,121	14,580	496,195
Net investment income (loss)	(90,774)	36,759	9,089	1,706,853	39,827	35,628	901,501
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	888,474	(43,834)	(3,981)	1,678,835	(20,630)	369,754	2,523,866
Realized gain distribution	1,600,710	-	-	1,171,364	179,354	230,627	3,823,218
Realized gain (loss)	2,489,184	(43,834)	(3,981)	2,850,199	158,724	600,381	6,347,084
Change in net unrealized appreciation (depreciation) of investments	3,979,392	102,696	(6,635)	14,147,486	124,491	830,543	19,225,407
Net gain (loss) on investments	6,468,576	58,862	(10,616)	16,997,685	283,215	1,430,924	25,572,491
Net increase (decrease) in net assets resulting from operations	6,377,802	95,621	(1,527)	18,704,538	323,042	1,466,552	26,473,992
Capital transactions:
Transfers of net premiums	1,548,950	133,081	34,868	3,549,928	316,329	714,167	2,765,938
Transfers due to death benefits	(15,427)	(475)	-	(912,412)	-	-	(329,129)
Transfers due to withdrawal of funds	(2,057,182)	(83,559)	(16,812)	(2,222,685)	(35,881)	7	(4,010,790)
Transfers due to policy loans, net of repayments	(592,769)	(2,253)	2,831	(1,971,068)	(84,325)	(76)	(1,406,491)
Transfers due to charges for administrative and insurance costs	(715,658)	(62,562)	(5,489)	(3,868,203)	(134,526)	(73,846)	(3,098,284)
Transfers between Divisions and (to) from General Account	261,528	201,493	(78)	1,181,494	(1,107,372)	(1,108,569)	472,303
Net increase (decrease) in net assets resulting from capital transactions	(1,570,558)	185,725	15,320	(4,242,946)	(1,045,775)	(468,317)	(5,606,453)
Total increase (decrease)	4,807,244	281,346	13,793	14,461,592	(722,733)	998,235	20,867,539
NET ASSETS, at beginning of the year	18,760,783	1,841,074	185,010	100,476,822	3,455,063	5,837,511	112,287,793
NET ASSETS, at end of the year	$23,568,027	$2,122,420	$198,803	$114,938,414	$2,732,330	$6,835,746	$133,155,332

See Notes to Financial Statements

F-65

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML		MML	MML
	Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	Index	Rotation	Equity	Foreign	Equity	Value	Global
	Division	Division	Division	Division	Division	Division	Division
	(Class III)						(Service Class I)
Investment income
Dividends	$101,280	$367	$5,089	$28,830	$12,407	$3,609	$2,724
Expenses
Mortality and expense risk charge	60,652	334	1,804	3,668	4,057	2,010	751
Net investment income (loss)	40,628	33	3,285	25,162	8,350	1,599	1,973
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(4,698)	(153)	1,598	13,805	2,353	(4,291)	432
Realized gain distribution	249,116	3,166	23,354	-	144,654	28,949	17,047
Realized gain (loss)	244,418	3,013	24,952	13,805	147,007	24,658	17,479
Change in net unrealized appreciation (depreciation) of investments	1,273,031	138	17,759	(14,537)	155,352	(28,764)	(4,494)
Net gain (loss) on investments	1,517,449	3,151	42,711	(732)	302,359	(4,106)	12,985
Net increase (decrease) in net assets resulting from operations	1,558,077	3,184	45,996	24,430	310,709	(2,507)	14,958
Capital transactions:
Transfers of net premiums	1,689,907	44,367	116,846	145,493	38,880	44,645	22,548
Transfers due to death benefits	(4,563)	-	-	-	-	-	-
Transfers due to withdrawal of funds	(97,869)	129	(25,702)	(3,171)	(691)	(1,173)	(2)
Transfers due to policy loans, net of repayments	(5,553)	-	11	(15,118)	(79)	(12)	-
Transfers due to charges for administrative and insurance costs	(582,411)	(1,208)	(25,490)	(25,010)	(17,173)	(18,407)	(5,724)
Transfers between Divisions and (to) from General Account	1,085,380	-	(3,759)	(22,338)	435,935	705,609	-
Net increase (decrease) in net assets resulting from capital transactions	2,084,891	43,288	61,906	79,856	456,872	730,662	16,822
Total increase (decrease)	3,642,968	46,472	107,902	104,286	767,581	728,155	31,780
NET ASSETS, at beginning of the year	5,781,443	52	456,949	852,178	1,110,017	176,107	291,727
NET ASSETS, at end of the year	$9,424,411	$46,524	$564,851	$956,464	$1,877,598	$904,262	$323,507

See Notes to Financial Statements

F-66

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		MML	MML	MML	MML Inflation-	MML	MML
	MML	Growth	High	Income	Protected	International	iShares® 60/40
	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
	Division	Division	Division	Division	Division	Division	Division
	(Class II)
Investment income
Dividends	$7,998	$119,644	$22,878	$33,411	$252,157	$2,591	$1,468
Expenses
Mortality and expense risk charge	4,311	26,074	2,777	6,329	17,321	1,303	393
Net investment income (loss)	3,687	93,570	20,101	27,082	234,836	1,288	1,075
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(3,871)	(132,756)	139	61,656	(70,883)	7	911
Realized gain distribution	40,367	4,765	-	209,327	-	-	229
Realized gain (loss)	36,496	(127,991)	139	270,983	(70,883)	7	1,140
Change in net unrealized appreciation (depreciation) of investments	(431)	772,617	8,823	(40,187)	(30,627)	(4,712)	2,100
Net gain (loss) on investments	36,065	644,626	8,962	230,796	(101,510)	(4,705)	3,240
Net increase (decrease) in net assets resulting from operations	39,752	738,196	29,063	257,878	133,326	(3,417)	4,315
Capital transactions:
Transfers of net premiums	140,092	790,392	154,189	361,175	341,852	30,436	80,948
Transfers due to death benefits	-	-	-	-	(82,169)	-	-
Transfers due to withdrawal of funds	(54,318)	(118,970)	(41,278)	(23,396)	(89,236)	(624)	(76)
Transfers due to policy loans, net of repayments	(24,769)	(279,669)	(4,022)	(9,286)	(102,051)	17	-
Transfers due to charges for administrative and insurance costs	(39,407)	(273,319)	(23,122)	(74,595)	(212,448)	(6,880)	(25,015)
Transfers between Divisions and (to) from General Account	5,504	87,846	3,898	(847,532)	181,924	247,768	14,183
Net increase (decrease) in net assets resulting from capital transactions	27,102	206,280	89,665	(593,634)	37,872	270,717	70,040
Total increase (decrease)	66,854	944,476	118,728	(335,756)	171,198	267,300	74,355
NET ASSETS, at beginning of the year	762,803	6,889,137	251,328	1,498,140	5,362,732	147,673	6,350
NET ASSETS, at end of the year	$829,657	$7,833,613	$370,056	$1,162,384	$5,533,930	$414,973	$80,705

See Notes to Financial Statements

F-67

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML	MML
	iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,566	$-	$981,860	$62,846	$-	$46,086	$52,827
Expenses
Mortality and expense risk charge	494	8,443	79,242	30,334	18,880	11,615	11,733
Net investment income (loss)	1,072	(8,443)	902,618	32,512	(18,880)	34,471	41,094
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,587	67,025	(407,205)	30,673	(52,441)	(137,511)	(90,564)
Realized gain distribution	386	132,739	-	332,747	221,301	93,517	-
Realized gain (loss)	2,973	199,764	(407,205)	363,420	168,860	(43,994)	(90,564)
Change in net unrealized appreciation (depreciation) of investments	2,432	275,284	225,542	1,004,192	238,531	204,007	241,241
Net gain (loss) on investments	5,405	475,048	(181,663)	1,367,612	407,391	160,013	150,677
Net increase (decrease) in net assets resulting from operations	6,477	466,605	720,955	1,400,124	388,511	194,484	191,771
Capital transactions:
Transfers of net premiums	98,784	374,612	1,073,158	471,973	625,789	413,645	286,873
Transfers due to death benefits	-	-	(198,325)	(73,237)	-	-	(535)
Transfers due to withdrawal of funds	(313)	(88,733)	(878,939)	(346,251)	(152,718)	(59,453)	(160,524)
Transfers due to policy loans, net of repayments	-	(17,985)	(348,125)	(352,324)	(131,350)	(56,393)	(337)
Transfers due to charges for administrative and insurance costs	(28,515)	(98,876)	(834,353)	(375,862)	(169,802)	(114,298)	(99,872)
Transfers between Divisions and (to) from General Account	1,945	680,397	180,368	185,108	381,822	149,467	(60,030)
Net increase (decrease) in net assets resulting from capital transactions	71,901	849,415	(1,006,216)	(490,593)	553,741	332,968	(34,425)
Total increase (decrease)	78,378	1,316,020	(285,261)	909,531	942,252	527,452	157,346
NET ASSETS, at beginning of the year	22,637	727,768	21,581,042	9,932,942	3,525,830	2,150,633	2,336,284
NET ASSETS, at end of the year	$101,015	$2,043,788	$21,295,781	$10,842,473	$4,468,082	$2,678,085	$2,493,630

See Notes to Financial Statements

F-68

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	MML	MML	MML	MML	MML	MML Strategic	MML
	Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$16,844	$-	$8,696	$3,914	$13,209	$1,841	$21,656
Expenses
Mortality and expense risk charge	1,176	107,077	59,348	2,477	6,982	1,882	11,100
Net investment income (loss)	15,668	(107,077)	(50,652)	1,437	6,227	(41)	10,556
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	9,853	314,038	(470,501)	(33,466)	(37,674)	(16,945)	(125,341)
Realized gain distribution	-	1,964,467	-	-	100,092	-	103,636
Realized gain (loss)	9,853	2,278,505	(470,501)	(33,466)	62,418	(16,945)	(21,705)
Change in net unrealized appreciation (depreciation) of investments	(10)	1,471,352	2,277,179	52,040	79,033	11,115	382,219
Net gain (loss) on investments	9,843	3,749,857	1,806,678	18,574	141,451	(5,830)	360,514
Net increase (decrease) in net assets resulting from operations	25,511	3,642,780	1,756,026	20,011	147,678	(5,871)	371,070
Capital transactions:
Transfers of net premiums	24,452	1,171,940	772,077	43,945	222,151	57,766	259,448
Transfers due to death benefits	-	(99,742)	(30,044)	-	-	-	-
Transfers due to withdrawal of funds	(3,336)	(944,420)	(704,326)	(22,457)	(132,041)	(7,449)	(66,966)
Transfers due to policy loans, net of repayments	18	(817,934)	(355,747)	(3,206)	(35,443)	(5,083)	(26,049)
Transfers due to charges for administrative and insurance costs	(12,770)	(907,090)	(518,420)	(13,438)	(69,792)	(17,079)	(102,600)
Transfers between Divisions and (to) from General Account	54,034	1,358,347	343,203	(179,465)	137,716	10,324	(93,813)
Net increase (decrease) in net assets resulting from capital transactions	62,398	(238,899)	(493,257)	(174,621)	122,591	38,479	(29,980)
Total increase (decrease)	87,909	3,403,881	1,262,769	(154,610)	270,269	32,608	341,090
NET ASSETS, at beginning of the year	362,781	29,297,337	18,257,517	476,830	1,328,414	229,919	1,927,847
NET ASSETS, at end of the year	$450,690	$32,701,218	$19,520,286	$322,220	$1,598,683	$262,527	$2,268,937

See Notes to Financial Statements

F-69

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

			PIMCO
	MML	MML	Commodity-	PIMCO
	Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$71,086	$1,169,235	$10,434	$7,722	$10,132	$829	$556
Expenses
Mortality and expense risk charge	4,864	75,604	1,865	439	399	111	54
Net investment income (loss)	66,222	1,093,631	8,569	7,283	9,733	718	502
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	19,646	-	(25,491)	(3,343)	(220)	117	280
Realized gain distribution	-	-	-	-	-	-	-
Realized gain (loss)	19,646	-	(25,491)	(3,343)	(220)	117	280
Change in net unrealized appreciation (depreciation) of investments	(38,468)	-	34,493	(5,275)	1,676	(317)	(365)
Net gain (loss) on investments	(18,822)	-	9,002	(8,618)	1,456	(200)	(85)
Net increase (decrease) in net assets resulting from operations	47,400	1,093,631	17,571	(1,335)	11,189	518	417
Capital transactions:
Transfers of net premiums	114,723	7,384,065	66,374	12,206	1,080	16,348	15,769
Transfers due to death benefits	-	(220,552)	-	-	-	-	-
Transfers due to withdrawal of funds	(1,003)	(1,554,247)	(24,228)	(1)	27	1	1
Transfers due to policy loans, net of repayments	(4,456)	(624,426)	(46,417)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(38,904)	(1,256,038)	(17,396)	(3,458)	(1,738)	(7,116)	(395)
Transfers between Divisions and (to) from General Account	953,341	(2,917,279)	15,600	(3,798)	-	(129)	(16,006)
Net increase (decrease) in net assets resulting from capital transactions	1,023,701	811,523	(6,067)	4,949	(631)	9,104	(631)
Total increase (decrease)	1,071,101	1,905,154	11,504	3,614	10,558	9,622	(214)
NET ASSETS, at beginning of the year	487,254	22,589,638	496,303	213,927	168,702	14,872	21,468
NET ASSETS, at end of the year	$1,558,355	$24,494,792	$507,807	$217,541	$179,260	$24,494	$21,254

See Notes to Financial Statements

F-70

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

		T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
	PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$7,316	$4,260	$-	$442,691	$2,910	$-	$292,923
Expenses
Mortality and expense risk charge	363	39,323	76,782	65,899	162	251,431	34,136
Net investment income (loss)	6,953	(35,063)	(76,782)	376,792	2,748	(251,431)	258,787
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	2,911	88,012	816,063	232,988	8	435,415	8,993
Realized gain distribution	-	658,172	1,223,473	1,580,149	-	5,820,673	-
Realized gain (loss)	2,911	746,184	2,039,536	1,813,137	8	6,256,088	8,993
Change in net unrealized appreciation (depreciation) of investments	(5,551)	486,984	6,034,193	370,254	449	(546,791)	(441,062)
Net gain (loss) on investments	(2,640)	1,233,168	8,073,729	2,183,391	457	5,709,297	(432,069)
Net increase (decrease) in net assets resulting from operations	4,313	1,198,105	7,996,947	2,560,183	3,205	5,457,866	(173,282)
Capital transactions:
Transfers of net premiums	10,769	80,504	421,340	742,899	-	1,457,599	553,659
Transfers due to death benefits	-	(645)	(125,012)	(93,107)	-	(268,960)	(121,720)
Transfers due to withdrawal of funds	6	(172,814)	(509,989)	(741,899)	5	(2,110,607)	(258,035)
Transfers due to policy loans, net of repayments	-	(1,220)	(347,872)	(501,752)	(160)	(1,373,723)	(282,040)
Transfers due to charges for administrative and insurance costs	(3,371)	(61,764)	(540,416)	(750,581)	(7,630)	(1,642,037)	(424,109)
Transfers between Divisions and (to) from General Account	17,497	(24,769)	472,385	312,417	-	246,904	784,201
Net increase (decrease) in net assets resulting from capital transactions	24,901	(180,708)	(629,564)	(1,032,023)	(7,785)	(3,690,824)	251,956
Total increase (decrease)	29,214	1,017,397	7,367,383	1,528,160	(4,580)	1,767,042	78,674
NET ASSETS, at beginning of the year	157,414	5,015,740	22,991,984	22,722,896	71,538	62,691,476	11,962,059
NET ASSETS, at end of the year	$186,628	$6,033,137	$30,359,367	$24,251,056	$66,958	$64,458,518	$12,040,733

See Notes to Financial Statements

F-71

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

					Vest
	Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
	Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$12,856	$21,905	$16,431	$-	$50,305	$32,728
Expenses
Mortality and expense risk charge	152	3,774	13,280	4,448	-	4,211	7,570
Net investment income (loss)	(152)	9,082	8,625	11,983	-	46,094	25,158
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(81)	(7,290)	(18,331)	(14,699)	3	83,688	34,000
Realized gain distribution	-	479	18,257	13,861	6	-	290,298
Realized gain (loss)	(81)	(6,811)	(74)	(838)	9	83,688	324,298
Change in net unrealized appreciation (depreciation) of investments	(7,867)	4,145	209,604	12,407	-	(89,569)	99,849
Net gain (loss) on investments	(7,948)	(2,666)	209,530	11,569	9	(5,881)	424,147
Net increase (decrease) in net assets resulting from operations	(8,100)	6,416	218,155	23,552	9	40,213	449,305
Capital transactions:
Transfers of net premiums	14,234	129,075	620,663	158,095	576	110,100	537,732
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	-	(8,408)	(20,803)	(4,603)	(2)	9	10
Transfers due to policy loans, net of repayments	-	(14,277)	(30,502)	(6,302)	-	-	-
Transfers due to charges for administrative and insurance costs	(874)	(48,828)	(167,410)	(60,692)	(148)	(14,381)	(31,498)
Transfers between Divisions and (to) from General Account	466	(24,475)	(145,069)	(4,411)	-	(266,437)	(566,409)
Net increase (decrease) in net assets resulting from capital transactions	13,826	33,087	256,879	82,087	426	(170,709)	(60,165)
Total increase (decrease)	5,726	39,503	475,034	105,639	435	(130,496)	389,140
NET ASSETS, at beginning of the year	63,391	451,957	1,412,794	505,477	-	1,868,907	2,951,626
NET ASSETS, at end of the year	$69,117	$491,460	$1,887,828	$611,116	$435	$1,738,411	$3,340,766

See Notes to Financial Statements

F-72

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2024

	Voya	VY® CBRE
	Russell™	Global
	Small Cap Index	Real Estate
	Division	Division
Investment income
Dividends	$8,350	$17,132
Expenses
Mortality and expense risk charge	1,799	2,079
Net investment income (loss)	6,551	15,053
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	50,570	(20,132)
Realized gain distribution	53,691	-
Realized gain (loss)	104,261	(20,132)
Change in net unrealized appreciation (depreciation) of investments	(25,207)	2,844
Net gain (loss) on investments	79,054	(17,288)
Net increase (decrease) in net assets resulting from operations	85,605	(2,235)
Capital transactions:
Transfers of net premiums	60,877	61,966
Transfers due to death benefits	-	-
Transfers due to withdrawal of funds	6	(34,179)
Transfers due to policy loans, net of repayments	-	(45,066)
Transfers due to charges for administrative and insurance costs	(13,662)	(16,687)
Transfers between Divisions and (to) from General Account	17,650	4,823
Net increase (decrease) in net assets resulting from capital transactions	64,871	(29,143)
Total increase (decrease)	150,476	(31,378)
NET ASSETS, at beginning of the year	765,547	627,757
NET ASSETS, at end of the year	$916,023	$596,379

See Notes to Financial Statements

F-73

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
For The Year Ended December 31, 2023

	American	American	American	American		American Funds
	Century	Century	Century	Century	American	Insurance Series®	American Funds
	VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
	Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$476,703	$958	$17,735	$391,383	$530,993	$585,020
Expenses
Mortality and expense risk charge	2,502	108,088	71	3,692	55,682	69,809	124,686
Net investment income (loss)	(2,502)	368,615	887	14,043	335,701	461,184	460,334
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(16,855)	(653,771)	(1,163)	(6,847)	205,920	(99,566)	240,127
Realized gain distribution	1,362	-	-	-	1,274,827	921,152	2,244,505
Realized gain (loss)	(15,493)	(653,771)	(1,163)	(6,847)	1,480,747	821,586	2,484,632
Change in net unrealized appreciation (depreciation) of investments	202,276	2,787,656	1,359	144,370	(422,540)	1,850,137	6,850,825
Net gain (loss) on investments	186,783	2,133,885	196	137,523	1,058,207	2,671,723	9,335,457
Net increase (decrease) in net assets resulting from operations	184,281	2,502,500	1,083	151,566	1,393,908	3,132,907	9,795,791
Capital transactions:
Transfers of net premiums	114,030	1,034,979	-	144,605	574,847	828,840	1,444,210
Transfers due to death benefits	-	(151,246)	-	-	(82,689)	(129,463)	(127,842)
Transfers due to withdrawal of funds	(1)	(996,171)	-	-	(333,949)	(689,915)	(1,219,292)
Transfers due to policy loans, net of repayments	-	(561,096)	-	-	(309,804)	(983,297)	(1,396,174)
Transfers due to charges for administrative and insurance costs	(6,365)	(984,860)	(460)	(12,764)	(525,839)	(792,976)	(1,374,715)
Transfers between Divisions and (to) from General Account	(49,397)	221,815	(4,860)	(1,703)	284,645	299,903	405,848
Net increase (decrease) in net assets resulting from capital transactions	58,267	(1,436,579)	(5,320)	130,138	(392,789)	(1,466,908)	(2,267,965)
Total increase (decrease)	242,548	1,065,921	(4,237)	281,704	1,001,119	1,665,999	7,527,826
NET ASSETS, at beginning of the year	874,318	31,490,239	32,418	1,201,230	16,271,417	23,350,591	38,935,008
NET ASSETS, at end of the year	$1,116,866	$32,556,160	$28,181	$1,482,934	$17,272,536	$25,016,590	$46,462,834

See Notes to Financial Statements

F-74

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
	V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
	Division	Division	Division	Division	Division	Division	Division
	(Class I)	(Class I)	(Class III)			(Class I)	(Class II)
Investment income
Dividends	$3,779	$10,866	$240	$8,551	$1,753	$727	$2,507
Expenses
Mortality and expense risk charge	144	5,530	37	549	790	201	685
Net investment income (loss)	3,635	5,336	203	8,002	963	526	1,822
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	123	(32,643)	(611)	(3,387)	(14,160)	(329)	(65)
Realized gain distribution	-	21,180	548	-	10,299	-	-
Realized gain (loss)	123	(11,463)	(63)	(3,387)	(3,861)	(329)	(65)
Change in net unrealized appreciation (depreciation) of investments	4,323	117,421	2,662	8,237	56,762	3,059	12,318
Net gain (loss) on investments	4,446	105,958	2,599	4,850	52,901	2,730	12,253
Net increase (decrease) in net assets resulting from operations	8,081	111,294	2,802	12,852	53,864	3,256	14,075
Capital transactions:
Transfers of net premiums	1,533	358,354	8,585	123,056	-	13,495	7,495
Transfers due to death benefits	-	8	-	-	-	-	-
Transfers due to withdrawal of funds	24	(6,790)	(2)	18	(1)	(92)	(95)
Transfers due to policy loans, net of repayments	-	(26,899)	-	-	(391)	-	-
Transfers due to charges for administrative and insurance costs	(935)	(103,962)	(783)	(3,868)	(8,525)	(3,933)	(411)
Transfers between Divisions and (to) from General Account	(21,786)	16,709	2,111	(198,233)	(6,115)	-	48
Net increase (decrease) in net assets resulting from capital transactions	(21,164)	237,420	9,911	(79,027)	(15,032)	9,470	7,037
Total increase (decrease)	(13,083)	348,714	12,713	(66,175)	38,832	12,726	21,112
NET ASSETS, at beginning of the year	77,588	563,661	9,998	275,620	308,604	18,903	102,649
NET ASSETS, at end of the year	$64,505	$912,375	$22,711	$209,445	$347,436	$31,629	$123,761

See Notes to Financial Statements

F-75

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

					Eaton Vance
	Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
	Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
	and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)	(Service Class)				(Initial Class)	(Initial Class)
Investment income
Dividends	$-	$2,591	$4,069	$103,463	$2,531	$15,814	$469,907
Expenses
Mortality and expense risk charge	39	525	1,609	26,520	75	4,610	328,968
Net investment income (loss)	(39)	2,066	2,460	76,943	2,456	11,204	140,939
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	163	(25,280)	(48,333)	(400,421)	48	(10,187)	1,247,192
Realized gain distribution	865	-	27,276	221,789	-	-	3,386,849
Realized gain (loss)	1,028	(25,280)	(21,057)	(178,632)	48	(10,187)	4,634,041
Change in net unrealized appreciation (depreciation) of investments	3,914	50,294	83,371	1,530,752	807	26,624	22,126,662
Net gain (loss) on investments	4,942	25,014	62,314	1,352,120	855	16,437	26,760,703
Net increase (decrease) in net assets resulting from operations	4,903	27,080	64,774	1,429,063	3,311	27,641	26,901,642
Capital transactions:
Transfers of net premiums	-	24,534	189,228	343,056	361	276,525	4,296,087
Transfers due to death benefits	-	-	-	(7,035)	-	-	(464,106)
Transfers due to withdrawal of funds	(1)	(3)	4	(312,774)	12	(19,006)	(3,583,683)
Transfers due to policy loans, net of repayments	(2,219)	-	-	(206,159)	-	(6,114)	(2,436,624)
Transfers due to charges for administrative and insurance costs	(1,133)	(4,314)	(8,075)	(295,142)	(534)	(71,069)	(3,235,133)
Transfers between Divisions and (to) from General Account	-	315,077	148,974	(149,716)	(20,068)	19,107	1,124,010
Net increase (decrease) in net assets resulting from capital transactions	(3,353)	335,294	330,131	(627,770)	(20,229)	199,443	(4,299,449)
Total increase (decrease)	1,550	362,374	394,905	801,293	(16,918)	227,084	22,602,193
NET ASSETS, at beginning of the year	14,241	186,917	425,309	9,120,995	40,816	474,684	83,308,966
NET ASSETS, at end of the year	$15,791	$549,291	$820,214	$9,922,288	$23,898	$701,768	$105,911,159
See Notes to Financial Statements

F-76

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Fidelity®	Fidelity®
	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	Extended	Extended	VIP	VIP	VIP	VIP
	Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Division	Division	Division	Division	Division	Division	Division
	(Service Class)	(Initial Class)	(Service Class)
Investment income
Dividends	$28,905	$9,126	$2,712	$2,781	$31,139	$30,309	$30,207
Expenses
Mortality and expense risk charge	54,568	3,436	368	139	2,711	2,606	3,705
Net investment income (loss)	(25,663)	5,690	2,344	2,642	28,428	27,703	26,502
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	332,425	(10,119)	(6,134)	(104)	25,427	35,810	36,112
Realized gain distribution	264,712	-	-	298	-	-	2,959
Realized gain (loss)	597,137	(10,119)	(6,134)	194	25,427	35,810	39,071
Change in net unrealized appreciation (depreciation) of investments	1,525,055	76,636	19,782	6,828	77,340	65,657	177,480
Net gain (loss) on investments	2,122,192	66,517	13,648	7,022	102,767	101,467	216,551
Net increase (decrease) in net assets resulting from operations	2,096,529	72,207	15,992	9,664	131,195	129,170	243,053
Capital transactions:
Transfers of net premiums	216,096	241,278	-	38	144,243	128,222	122,709
Transfers due to death benefits	(25,169)	9	(1)	-	-	-	-
Transfers due to withdrawal of funds	(633,775)	(1,098)	-	-	-	(1)	10
Transfers due to policy loans, net of repayments	(10,323)	(3,017)	-	(1,650)	(708)	(57)	-
Transfers due to charges for administrative and insurance costs	(182,012)	(66,346)	(1,995)	(1,472)	(20,888)	(16,575)	(13,759)
Transfers between Divisions and (to) from General Account	(62,747)	7,184	177,734	99,879	181,902	811,465	(11,116)
Net increase (decrease) in net assets resulting from capital transactions	(697,930)	178,010	175,738	96,795	304,549	923,054	97,844
Total increase (decrease)	1,398,599	250,217	191,730	106,459	435,744	1,052,224	340,897
NET ASSETS, at beginning of the year	6,721,785	332,210	-	13,214	801,108	412,909	1,416,516
NET ASSETS, at end of the year	$8,120,384	$582,427	$191,730	$119,673	$1,236,852	$1,465,133	$1,757,413

See Notes to Financial Statements

F-77

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
	VIP	VIP	VIP	VIP	VIP	VIP	VIP
	Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$4,020	$222	$4,332	$12	$198	$548	$-
Expenses
Mortality and expense risk charge	539	44	629	12	90	3,725	22
Net investment income (loss)	3,481	178	3,703	-	108	(3,177)	(22)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	6,487	167	954	459	2,017	(2,841)	(66)
Realized gain distribution	2,915	239	2,747	19	528	67,868	-
Realized gain (loss)	9,402	406	3,701	478	2,545	65,027	(66)
Change in net unrealized appreciation (depreciation) of investments	28,127	1,890	39,461	117	4,379	343,031	807
Net gain (loss) on investments	37,529	2,296	43,162	595	6,924	408,058	741
Net increase (decrease) in net assets resulting from operations	41,010	2,474	46,865	595	7,032	404,881	719
Capital transactions:
Transfers of net premiums	16,799	501	63,177	38	1,511	250,961	8,434
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(2)	-	(1)	-	(1)	(5)	(14)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(2,554)	(352)	(4,371)	(59)	(742)	(27,349)	(1,707)
Transfers between Divisions and (to) from General Account	56,854	1,562	72,035	(568)	(36,831)	27,488	5,760
Net increase (decrease) in net assets resulting from capital transactions	71,097	1,711	130,840	(589)	(36,063)	251,095	12,473
Total increase (decrease)	112,107	4,185	177,705	6	(29,031)	655,976	13,192
NET ASSETS, at beginning of the year	185,997	12,837	174,161	972	45,110	1,003,308	-
NET ASSETS, at end of the year	$298,104	$17,022	$351,866	$978	$16,079	$1,659,284	$13,192

See Notes to Financial Statements

F-78

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Fidelity®	Fidelity®				Fidelity®
	Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
	VIP	International	International	VIP	VIP	VIP	Strategic
	Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
	Division	Division	Division	Division	Division	Division	Division
	(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
Investment income
Dividends	$18,505	$19,399	$7,031	$9	$-	$2,842	$3
Expenses
Mortality and expense risk charge	3,956	4,821	507	1	-	269	-
Net investment income (loss)	14,549	14,578	6,524	8	-	2,573	3
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	104,287	(7,808)	4,434	2	-	(13,646)	-
Realized gain distribution	17,480	-	-	2	-	4,524	-
Realized gain (loss)	121,767	(7,808)	4,434	4	-	(9,122)	-
Change in net unrealized appreciation (depreciation) of investments	146,599	76,962	13,066	48	-	20,646	2
Net gain (loss) on investments	268,366	69,154	17,500	52	-	11,524	2
Net increase (decrease) in net assets resulting from operations	282,915	83,732	24,024	60	-	14,097	5
Capital transactions:
Transfers of net premiums	390,390	324,090	14,124	1,350	22	5,817	417
Transfers due to death benefits	-	4	-	-	-	-	-
Transfers due to withdrawal of funds	7	(2,612)	(2)	-	-	(2)	-
Transfers due to policy loans, net of repayments	-	(8,188)	-	-	-	-	-
Transfers due to charges for administrative and insurance costs	(27,869)	(98,462)	(3,639)	(417)	(5)	(2,460)	(172)
Transfers between Divisions and (to) from General Account	360,554	2,498	227,661	-	1	8,819	-
Net increase (decrease) in net assets resulting from capital transactions	723,082	217,330	238,144	933	18	12,174	245
Total increase (decrease)	1,005,997	301,062	262,168	993	18	26,271	250
NET ASSETS, at beginning of the year	305,719	467,003	37,107	-	-	106,402	-
NET ASSETS, at end of the year	$1,311,716	$768,065	$299,275	$993	$18	$132,673	$250

See Notes to Financial Statements

F-79

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
	VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
	Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
	Index	VIP	VIP	VIP	Income	Insights	Value
	Division	Division	Division	Division	Division	Division	Division
	(Initial Class)
Investment income
Dividends	$12,276	$72	$84,951	$56	$22,946	$6,739	$48
Expenses
Mortality and expense risk charge	6,223	6	46,116	3	1,865	734	9
Net investment income (loss)	6,053	66	38,835	53	21,081	6,005	39
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(8,595)	86	(364,509)	(1)	(53,626)	2,998	(16)
Realized gain distribution	-	156	920,950	-	-	-	245
Realized gain (loss)	(8,595)	242	556,441	(1)	(53,626)	2,998	229
Change in net unrealized appreciation (depreciation) of investments	205,437	146	1,402,529	50	78,715	28,059	60
Net gain (loss) on investments	196,842	388	1,958,970	49	25,089	31,057	289
Net increase (decrease) in net assets resulting from operations	202,895	454	1,997,805	102	46,170	37,062	328
Capital transactions:
Transfers of net premiums	736,765	-	593,591	866	26,102	41,769	49
Transfers due to death benefits	-	-	(29,546)	-	-	-	-
Transfers due to withdrawal of funds	(2,188)	1	(612,061)	-	-	-	-
Transfers due to policy loans, net of repayments	(7,862)	(288)	(285,577)	-	-	-	-
Transfers due to charges for administrative and insurance costs	(134,008)	(159)	(563,328)	(72)	(14,155)	(4,726)	(129)
Transfers between Divisions and (to) from General Account	94,376	1,007	348,634	(86)	107,623	475	-
Net increase (decrease) in net assets resulting from capital transactions	687,083	561	(548,287)	708	119,570	37,518	(80)
Total increase (decrease)	889,978	1,015	1,449,518	810	165,740	74,580	248
NET ASSETS, at beginning of the year	501,603	1,998	16,501,845	902	732,062	187,872	2,653
NET ASSETS, at end of the year	$1,391,581	$3,013	$17,951,363	$1,712	$897,802	$262,452	$2,901

See Notes to Financial Statements

F-80

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Goldman	Goldman Sachs	Goldman	Goldman	Invesco
	Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
	Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$20,049	$515	$-	$1,102	$151,707	$-	$-
Expenses
Mortality and expense risk charge	7,537	113	31,701	627	89,934	678	319,059
Net investment income (loss)	12,512	402	(31,701)	475	61,773	(678)	(319,059)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,506)	(126)	(21,349)	2,612	(1,666,324)	59,110	(2,481,706)
Realized gain distribution	49,381	-	444,208	-	-	7,164	-
Realized gain (loss)	46,875	(126)	422,859	2,612	(1,666,324)	66,274	(2,481,706)
Change in net unrealized appreciation (depreciation) of investments	147,288	7,929	3,164,941	30,064	6,427,615	35,772	26,955,775
Net gain (loss) on investments	194,163	7,803	3,587,800	32,676	4,761,291	102,046	24,474,069
Net increase (decrease) in net assets resulting from operations	206,675	8,205	3,556,099	33,151	4,823,064	101,368	24,155,010
Capital transactions:
Transfers of net premiums	3,052	8,680	225,156	-	1,764,679	231,726	2,548,719
Transfers due to death benefits	-	-	(67,990)	-	(95,271)	-	(528,416)
Transfers due to withdrawal of funds	(4)	-	(175,374)	(4)	(790,627)	-	(3,264,994)
Transfers due to policy loans, net of repayments	-	-	(188,058)	-	(503,768)	-	(1,405,237)
Transfers due to charges for administrative and insurance costs	(18,328)	(603)	(331,608)	(5,096)	(904,045)	(3,866)	(2,606,275)
Transfers between Divisions and (to) from General Account	3,417	-	(72,855)	-	(2,023,474)	(87,798)	233,377
Net increase (decrease) in net assets resulting from capital transactions	(11,863)	8,077	(610,729)	(5,100)	(2,552,506)	140,062	(5,022,826)
Total increase (decrease)	194,812	16,282	2,945,370	28,051	2,270,558	241,430	19,132,184
NET ASSETS, at beginning of the year	1,890,198	39,037	8,956,660	144,753	24,954,829	196,698	71,298,785
NET ASSETS, at end of the year	$2,085,010	$55,319	$11,902,030	$172,804	$27,225,387	$438,128	$90,430,969

See Notes to Financial Statements

F-81

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
	Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,818	$25,663	$365,700	$-	$46,079	$43	$213,199
Expenses
Mortality and expense risk charge	217	10,701	47,623	270,458	8,183	52	366,875
Net investment income (loss)	1,601	14,962	318,077	(270,458)	37,896	(9)	(153,676)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	102	(96)	(321,635)	(1,424,213)	(26,841)	(1,419)	130,143
Realized gain distribution	11,188	-	-	-	189,769	16	10,781,420
Realized gain (loss)	11,290	(96)	(321,635)	(1,424,213)	162,928	(1,403)	10,911,563
Change in net unrealized appreciation (depreciation) of investments	(2,304)	145,675	815,863	9,080,411	(8,866)	4,736	18,064,435
Net gain (loss) on investments	8,986	145,579	494,228	7,656,198	154,062	3,333	28,975,998
Net increase (decrease) in net assets resulting from operations	10,587	160,541	812,305	7,385,740	191,958	3,324	28,822,322
Capital transactions:
Transfers of net premiums	16,045	64,256	1,187,566	2,395,334	225,544	-	3,278,192
Transfers due to death benefits	-	(20,038)	(79,399)	(199,584)	(2,237)	-	(701,652)
Transfers due to withdrawal of funds	-	(199,638)	(206,993)	(2,175,705)	(19,936)	-	(3,206,884)
Transfers due to policy loans, net of repayments	-	179	(161,974)	(969,861)	(50,538)	(293)	(1,562,777)
Transfers due to charges for administrative and insurance costs	(1,150)	(37,765)	(552,036)	(1,934,639)	(95,402)	(312)	(2,947,991)
Transfers between Divisions and (to) from General Account	-	443	(613,581)	957,199	(139,590)	2,931	(11,105,466)
Net increase (decrease) in net assets resulting from capital transactions	14,895	(192,563)	(426,417)	(1,927,256)	(82,159)	2,326	(16,246,578)
Total increase (decrease)	25,482	(32,022)	385,888	5,458,484	109,799	5,650	12,575,744
NET ASSETS, at beginning of the year	79,627	1,449,861	14,033,777	59,481,574	2,301,016	17,396	89,585,887
NET ASSETS, at end of the year	$105,109	$1,417,839	$14,419,665	$64,940,058	$2,410,815	$23,046	$102,161,631

See Notes to Financial Statements

F-82

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
	Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
	Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$684	$-	$-	$266,073	$37,621	$-	$-
Expenses
Mortality and expense risk charge	109	77,608	13,809	113,281	17,905	2	20,082
Net investment income (loss)	575	(77,608)	(13,809)	152,792	19,716	(2)	(20,082)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,178)	(517,263)	(100,917)	(1,911,179)	30,372	2	(827,628)
Realized gain distribution	-	-	-	2,163,513	-	13	-
Realized gain (loss)	(2,178)	(517,263)	(100,917)	252,334	30,372	15	(827,628)
Change in net unrealized appreciation (depreciation) of investments	5,838	2,919,664	225,687	6,010,003	468,433	90	3,260,208
Net gain (loss) on investments	3,660	2,402,401	124,770	6,262,337	498,805	105	2,432,580
Net increase (decrease) in net assets resulting from operations	4,235	2,324,793	110,961	6,415,129	518,521	103	2,412,498
Capital transactions:
Transfers of net premiums	43,862	1,495,840	258,790	1,236,738	209,164	22	340,060
Transfers due to death benefits	-	(175,172)	(3,456)	(211,175)	(4,852)	-	(46,244)
Transfers due to withdrawal of funds	-	(721,312)	(69,255)	(1,453,844)	(113,163)	-	(86,615)
Transfers due to policy loans, net of repayments	-	(494,868)	(145,084)	(561,873)	5,655	-	(189,471)
Transfers due to charges for administrative and insurance costs	(708)	(1,055,286)	(170,526)	(1,100,828)	(110,634)	(14)	(246,710)
Transfers between Divisions and (to) from General Account	(18,094)	11,741,150	20,042	226,284	(15,033)	93	(379,311)
Net increase (decrease) in net assets resulting from capital transactions	25,060	10,790,352	(109,489)	(1,864,698)	(28,863)	101	(608,291)
Total increase (decrease)	29,295	13,115,145	1,472	4,550,431	489,658	204	1,804,207
NET ASSETS, at beginning of the year	30,608	19,099,387	4,263,314	28,903,847	3,008,071	577	5,277,317
NET ASSETS, at end of the year	$59,903	$32,214,532	$4,264,786	$33,454,278	$3,497,729	$781	$7,081,524

See Notes to Financial Statements

F-83

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
	U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
	Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
	Division	Division	Division	Division	Division	Division	Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
Investment income
Dividends	$189,445	$26	$109,530	$47,233	$408	$144,367	$2,459
Expenses
Mortality and expense risk charge	28,932	4	18,979	78,139	1,875	45,445	1,643
Net investment income (loss)	160,513	22	90,551	(30,906)	(1,467)	98,922	816
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	-	(8)	204,672	(21,513)	(3,641)	309,677	889
Realized gain distribution	-	-	-	-	-	302,504	9,214
Realized gain (loss)	-	(8)	204,672	(21,513)	(3,641)	612,181	10,103
Change in net unrealized appreciation (depreciation) of investments	-	160	557,264	8,221,708	110,807	2,924,439	62,396
Net gain (loss) on investments	-	152	761,936	8,200,195	107,166	3,536,620	72,499
Net increase (decrease) in net assets resulting from operations	160,513	174	852,487	8,169,289	105,699	3,635,542	73,315
Capital transactions:
Transfers of net premiums	1,502,410	-	200,006	596,177	8,646	408,874	3,140
Transfers due to death benefits	(6,425)	-	(387,451)	(233,742)	-	(148,787)	-
Transfers due to withdrawal of funds	(2,571,076)	(1)	(61,222)	(1,111,134)	(18,030)	(326,913)	(5,653)
Transfers due to policy loans, net of repayments	(12,947)	-	(126,222)	(439,074)	(7,472)	(351,200)	(4,953)
Transfers due to charges for administrative and insurance costs	(57,532)	(97)	(260,239)	(719,969)	(8,631)	(393,097)	(12,102)
Transfers between Divisions and (to) from General Account	(66,297)	-	145,260	(184,365)	(639)	11,750,384	1,813
Net increase (decrease) in net assets resulting from capital transactions	(1,211,867)	(98)	(489,868)	(2,092,107)	(26,126)	10,939,261	(17,755)
Total increase (decrease)	(1,051,354)	76	362,619	6,077,182	79,573	14,574,803	55,560
NET ASSETS, at beginning of the year	4,538,496	1,203	5,951,978	21,557,769	282,100	9,825,857	293,374
NET ASSETS, at end of the year	$3,487,142	$1,279	$6,314,597	$27,634,951	$361,673	$24,400,660	$348,934

See Notes to Financial Statements

F-84

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Janus Henderson			MFS®
	Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
	Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
	Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$-	$8,892	$4,929	$813	$7	$-
Expenses
Mortality and expense risk charge	16	404	1,399	879	233	1	15,026
Net investment income (loss)	(16)	(404)	7,493	4,050	580	6	(15,026)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	22	(3,732)	(658)	(29,167)	(301)	-	66,835
Realized gain distribution	-	-	26,123	27,695	6,622	-	189,137
Realized gain (loss)	22	(3,732)	25,465	(1,472)	6,321	-	255,972
Change in net unrealized appreciation (depreciation) of investments	639	17,954	101,017	90,129	3,341	13	492,364
Net gain (loss) on investments	661	14,222	126,482	88,657	9,662	13	748,336
Net increase (decrease) in net assets resulting from operations	645	13,818	133,975	92,707	10,242	19	733,310
Capital transactions:
Transfers of net premiums	6,407	2,860	-	-	32	26	45,421
Transfers due to death benefits	-	-	-	-	-	-	(1,802)
Transfers due to withdrawal of funds	(21)	-	2	-	(1)	-	(261,165)
Transfers due to policy loans, net of repayments	-	-	-	-	-	-	1,377
Transfers due to charges for administrative and insurance costs	(638)	(4,153)	(5,840)	(9,083)	(1,056)	(11)	(57,515)
Transfers between Divisions and (to) from General Account	455	27,479	857,150	(56,475)	214,429	178	(128,252)
Net increase (decrease) in net assets resulting from capital transactions	6,203	26,186	851,312	(65,558)	213,404	193	(401,936)
Total increase (decrease)	6,848	40,004	985,287	27,149	223,646	212	331,374
NET ASSETS, at beginning of the year	-	147,718	502,095	374,956	92,371	336	2,227,332
NET ASSETS, at end of the year	$6,848	$187,722	$1,487,382	$402,105	$316,017	$548	$2,558,706

See Notes to Financial Statements

F-85

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MFS®	MFS®	MFS®	MFS®
	International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
	Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$3,797	$6,607	$3,781	$-	$4,584	$1,165	$73,602
Expenses
Mortality and expense risk charge	1,303	2,869	499	24,776	4,720	78	10,731
Net investment income (loss)	2,494	3,738	3,282	(24,776)	(136)	1,087	62,871
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(42,368)	14,553	(6,106)	(378,136)	15,165	(16)	6,674
Realized gain distribution	39,450	50,846	7,170	-	48,451	1,803	309,371
Realized gain (loss)	(2,918)	65,399	1,064	(378,136)	63,616	1,787	316,045
Change in net unrealized appreciation (depreciation) of investments	83,461	83,953	20,581	1,182,971	108,231	(3,569)	(43,478)
Net gain (loss) on investments	80,543	149,352	21,645	804,835	171,847	(1,782)	272,567
Net increase (decrease) in net assets resulting from operations	83,037	153,090	24,927	780,059	171,711	(695)	335,438
Capital transactions:
Transfers of net premiums	23,287	21,030	131,574	179,864	12,838	5,637	316,034
Transfers due to death benefits	-	(1,689)	-	(20,457)	-	-	-
Transfers due to withdrawal of funds	(2)	(33,909)	1	(137,546)	(73,603)	-	-
Transfers due to policy loans, net of repayments	-	(202,146)	-	(109,543)	4,614	-	-
Transfers due to charges for administrative and insurance costs	(6,450)	(16,568)	(3,318)	(166,308)	(21,439)	(411)	(36,320)
Transfers between Divisions and (to) from General Account	782,025	(9,246)	(50,561)	43,755	502	-	438,410
Net increase (decrease) in net assets resulting from capital transactions	798,860	(242,528)	77,696	(210,235)	(77,088)	5,226	718,124
Total increase (decrease)	881,897	(89,438)	102,623	569,824	94,623	4,531	1,053,562
NET ASSETS, at beginning of the year	466,674	892,658	140,588	5,714,385	816,093	29,913	4,156,410
NET ASSETS, at end of the year	$1,348,571	$803,220	$243,211	$6,284,209	$910,716	$34,444	$5,209,972

See Notes to Financial Statements

F-86

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

		MML
	MML	American Funds	MML	MML		MML	MML
	Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
	Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$162,627	$46,125	$54,576	$103,173	$512,285	$-	$56,273
Expenses
Mortality and expense risk charge	24,383	7,225	26,630	15,115	122,614	67,367	10,965
Net investment income (loss)	138,244	38,900	27,946	88,058	389,671	(67,367)	45,308
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(205,843)	(7,626)	(196,925)	(83,220)	(677,075)	(904,227)	(41,515)
Realized gain distribution	669,548	135,852	582,345	265,210	-	-	126,289
Realized gain (loss)	463,705	128,226	385,420	181,990	(677,075)	(904,227)	84,774
Change in net unrealized appreciation (depreciation) of investments	308,253	(26,666)	691,623	65,660	5,059,741	7,093,552	41,487
Net gain (loss) on investments	771,958	101,560	1,077,043	247,650	4,382,666	6,189,325	126,261
Net increase (decrease) in net assets resulting from operations	910,202	140,460	1,104,989	335,708	4,772,337	6,121,958	171,569
Capital transactions:
Transfers of net premiums	1,329,438	462,705	1,533,990	452,330	1,414,427	1,570,169	174,564
Transfers due to death benefits	(3,223)	-	-	-	(168,791)	(8,248)	-
Transfers due to withdrawal of funds	(193,854)	(2,212)	(112,738)	(126,769)	(837,781)	(872,229)	(45,688)
Transfers due to policy loans, net of repayments	(256,992)	(770)	(117,110)	(4,920)	(358,047)	(499,787)	(2,209)
Transfers due to charges for administrative and insurance costs	(483,667)	(58,311)	(408,730)	(165,226)	(1,433,754)	(654,799)	(51,863)
Transfers between Divisions and (to) from General Account	50,133	423,768	484,472	742,031	(480,623)	839,422	125,429
Net increase (decrease) in net assets resulting from capital transactions	441,835	825,180	1,379,884	897,446	(1,864,569)	374,528	200,233
Total increase (decrease)	1,352,037	965,640	2,484,873	1,233,154	2,907,768	6,496,486	371,802
NET ASSETS, at beginning of the year	4,854,623	677,026	2,571,580	2,173,656	28,826,242	12,264,297	1,469,272
NET ASSETS, at end of the year	$6,206,660	$1,642,666	$5,056,453	$3,406,810	$31,734,010	$18,760,783	$1,841,074

See Notes to Financial Statements

F-87

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML		MML	MML	MML	MML	MML
	Dynamic	MML	Equity	Equity	Equity	Equity	Equity
	Bond	Equity	Income	Index	Index	Index	Rotation
	Division	Division	Division	Division	Division	Division	Division
Investment income				(Service Class I)	(Class II)	(Class III)
Dividends	$7,464	$2,055,201	$71,438	$50,557	$1,437,400	$67,940	$-
Expenses
Mortality and expense risk charge	777	427,608	13,729	12,640	404,828	32,274	-
Net investment income (loss)	6,687	1,627,593	57,709	37,917	1,032,572	35,666	-
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,592)	1,245,674	(35,581)	(295,638)	959,333	(91,616)	1
Realized gain distribution	-	7,831,639	256,743	506,176	9,600,365	403,425	-
Realized gain (loss)	(2,592)	9,077,313	221,162	210,538	10,559,698	311,809	1
Change in net unrealized appreciation (depreciation) of investments	7,209	(2,515,322)	5,478	916,005	11,420,117	590,078	2
Net gain (loss) on investments	4,617	6,561,991	226,640	1,126,543	21,979,815	901,887	3
Net increase (decrease) in net assets resulting from operations	11,304	8,189,584	284,349	1,164,460	23,012,387	937,553	3
Capital transactions:
Transfers of net premiums	58,173	3,625,668	308,572	657,795	2,826,150	2,003,031	71
Transfers due to death benefits	-	(1,449,574)	-	-	(947,930)	-	-
Transfers due to withdrawal of funds	29	(2,402,393)	(54,899)	1	(3,617,984)	(15,537)	-
Transfers due to policy loans, net of repayments	(3,568)	(1,275,736)	(20,806)	(4,546)	(796,273)	(15,251)	-
Transfers due to charges for administrative and insurance costs	(5,063)	(3,952,454)	(156,237)	(49,577)	(3,032,604)	(424,756)	(22)
Transfers between Divisions and (to) from General Account	12,403	167,490	321,422	(952,083)	638,202	581,030	-
Net increase (decrease) in net assets resulting from capital transactions	61,974	(5,286,999)	398,052	(348,410)	(4,930,439)	2,128,517	49
Total increase (decrease)	73,278	2,902,585	682,401	816,050	18,081,948	3,066,070	52
NET ASSETS, at beginning of the year	111,732	97,574,237	2,772,662	5,021,461	94,205,845	2,715,373	-
NET ASSETS, at end of the year	$185,010	$100,476,822	$3,455,063	$5,837,511	$112,287,793	$5,781,443	$52

See Notes to Financial Statements

F-88

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML		MML	MML			MML
	Focused	MML	Fundamental	Fundamental	MML	MML	Growth
	Equity	Foreign	Equity	Value	Global	Global	Allocation
	Division	Division	Division	Division	Division	Division	Division
Investment income					(Service Class I)	(Class II)
Dividends	$3,985	$10,774	$9,247	$1,927	$911	$5,897	$186,733
Expenses
Mortality and expense risk charge	1,560	2,892	2,905	1,100	331	3,784	30,030
Net investment income (loss)	2,425	7,882	6,342	827	580	2,113	156,703
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(23,109)	(14,740)	(21,272)	(1,031)	90	(229,597)	(1,091,307)
Realized gain distribution	37,702	-	-	8,931	7,376	40,706	813,463
Realized gain (loss)	14,593	(14,740)	(21,272)	7,900	7,466	(188,891)	(277,844)
Change in net unrealized appreciation (depreciation) of investments	21,399	115,028	218,800	9,971	29,791	275,357	1,026,082
Net gain (loss) on investments	35,992	100,288	197,528	17,871	37,257	86,466	748,238
Net increase (decrease) in net assets resulting from operations	38,417	108,170	203,870	18,698	37,837	88,579	904,941
Capital transactions:
Transfers of net premiums	59,095	134,578	34,736	39,289	-	154,938	850,856
Transfers due to death benefits	-	-	-	-	-	-	125
Transfers due to withdrawal of funds	(36,730)	(6,146)	(64,091)	(520)	(1)	(44,662)	(219,764)
Transfers due to policy loans, net of repayments	(3,386)	(1,497)	(3)	(13)	-	(17,393)	(31,514)
Transfers due to charges for administrative and insurance costs	(24,610)	(26,653)	(9,705)	(13,747)	(3,431)	(43,253)	(318,637)
Transfers between Divisions and (to) from General Account	(33,289)	3,475	518	10,794	167,468	(9,008)	(16,430)
Net increase (decrease) in net assets resulting from capital transactions	(38,920)	103,757	(38,545)	35,803	164,036	40,622	264,636
Total increase (decrease)	(503)	211,927	165,325	54,501	201,873	129,201	1,169,577
NET ASSETS, at beginning of the year	457,452	640,251	944,692	121,606	89,854	633,602	5,719,560
NET ASSETS, at end of the year	$456,949	$852,178	$1,110,017	$176,107	$291,727	$762,803	$6,889,137

See Notes to Financial Statements

F-89

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

			MML
	MML	MML	Inflation-	MML	MML	MML	MML
	High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
	Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$14,602	$30,375	$245,892	$1,707	$79	$273	$-
Expenses
Mortality and expense risk charge	1,542	5,142	16,760	984	6	41	4,102
Net investment income (loss)	13,060	25,233	229,132	723	73	232	(4,102)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(11,831)	(74,028)	(142,522)	(677)	124	(1)	(1,806)
Realized gain distribution	-	183,311	-	-	-	-	40,939
Realized gain (loss)	(11,831)	109,283	(142,522)	(677)	124	(1)	39,133
Change in net unrealized appreciation (depreciation) of investments	23,460	(16,857)	173,263	19,978	172	1,077	174,455
Net gain (loss) on investments	11,629	92,426	30,741	19,301	296	1,076	213,588
Net increase (decrease) in net assets resulting from operations	24,689	117,659	259,873	20,024	369	1,308	209,486
Capital transactions:
Transfers of net premiums	84,668	641,322	324,157	28,238	7,979	13,095	218,155
Transfers due to death benefits	-	(501)	(35,760)	-	-	-	-
Transfers due to withdrawal of funds	(39,655)	(96,329)	(165,392)	(3)	(27)	(52)	(71,352)
Transfers due to policy loans, net of repayments	(3,618)	(1,526)	(156,062)	(6)	-	-	(6,084)
Transfers due to charges for administrative and insurance costs	(16,140)	(72,278)	(231,409)	(6,434)	(4,350)	(2,246)	(56,936)
Transfers between Divisions and (to) from General Account	25,097	(545,690)	154,122	(304)	2,379	10,532	42,506
Net increase (decrease) in net assets resulting from capital transactions	50,352	(75,002)	(110,344)	21,491	5,981	21,329	126,289
Total increase (decrease)	75,041	42,657	149,529	41,515	6,350	22,637	335,775
NET ASSETS, at beginning of the year	176,287	1,455,483	5,213,203	106,158	-	-	391,993
NET ASSETS, at end of the year	$251,328	$1,498,140	$5,362,732	$147,673	$6,350	$22,637	$727,768

See Notes to Financial Statements

F-90

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	MML	MML	MML	MML	MML	MML	MML
	Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
	Bond	Volatility	Growth	Value	Allocation	Bond	Equity
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$1,241,566	$56,551	$-	$54,198	$71,237	$12,796	$349,665
Expenses
Mortality and expense risk charge	102,565	29,576	15,478	9,324	10,577	1,318	94,143
Net investment income (loss)	1,139,001	26,975	(15,478)	44,874	60,660	11,478	255,522
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(2,799,506)	95,258	(408,981)	(130,338)	(59,432)	2,474	5,226
Realized gain distribution	-	1,794,481	-	325,488	214,586	-	-
Realized gain (loss)	(2,799,506)	1,889,739	(408,981)	195,150	155,154	2,474	5,226
Change in net unrealized appreciation (depreciation) of investments	2,875,286	(747,257)	1,041,306	(129,698)	53,847	13,592	4,186,130
Net gain (loss) on investments	75,780	1,142,482	632,325	65,452	209,001	16,066	4,191,356
Net increase (decrease) in net assets resulting from operations	1,214,781	1,169,457	616,847	110,326	269,661	27,544	4,446,878
Capital transactions:
Transfers of net premiums	1,160,715	499,874	629,321	418,537	342,755	19,099	1,205,587
Transfers due to death benefits	(560,683)	(39,335)	(105)	(108)	(10,948)	-	(211,561)
Transfers due to withdrawal of funds	(874,948)	(714,682)	(137,803)	(102,826)	(111,362)	(394)	(1,005,488)
Transfers due to policy loans, net of repayments	(446,430)	(389,772)	(192,393)	(43,094)	(1,631)	(270)	(648,418)
Transfers due to charges for administrative and insurance costs	(1,004,069)	(386,407)	(184,981)	(118,697)	(119,782)	(11,720)	(931,140)
Transfers between Divisions and (to) from General Account	(9,110,799)	(26,741)	9,979	(18,311)	16,487	(178,116)	40,330
Net increase (decrease) in net assets resulting from capital transactions	(10,836,214)	(1,057,063)	124,018	135,501	115,519	(171,401)	(1,550,690)
Total increase (decrease)	(9,621,433)	112,394	740,865	245,827	385,180	(143,857)	2,896,188
NET ASSETS, at beginning of the year	31,202,475	9,820,548	2,784,965	1,904,806	1,951,104	506,638	26,401,149
NET ASSETS, at end of the year	$21,581,042	$9,932,942	$3,525,830	$2,150,633	$2,336,284	$362,781	$29,297,337

See Notes to Financial Statements

F-91

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
				MML
	MML	MML	MML	Strategic	MML	MML	MML
	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
	Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$4,108	$12,852	$236	$16,432	$10,566	$1,188,071
Expenses
Mortality and expense risk charge	53,921	2,265	5,504	1,632	8,849	1,800	82,526
Net investment income (loss)	(53,921)	1,843	7,348	(1,396)	7,583	8,766	1,105,545
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(1,419,365)	(61,436)	(70,223)	(51,857)	(52,442)	(11,848)	(4)
Realized gain distribution	-	941	147,892	-	527,001	-	-
Realized gain (loss)	(1,419,365)	(60,495)	77,669	(51,857)	474,559	(11,848)	(4)
Change in net unrealized appreciation (depreciation) of investments	4,094,511	121,713	101,955	73,077	(112,262)	22,907	4
Net gain (loss) on investments	2,675,146	61,218	179,624	21,220	362,297	11,059	-
Net increase (decrease) in net assets resulting from operations	2,621,225	63,061	186,972	19,824	369,880	19,825	1,105,545
Capital transactions:
Transfers of net premiums	813,451	68,827	220,636	74,403	254,192	198,543	7,792,106
Transfers due to death benefits	(21,229)	-	(108)	-	(123,951)	-	(84,890)
Transfers due to withdrawal of funds	(843,910)	(31,492)	(39,061)	(29,626)	(67,307)	(16,384)	(4,149,755)
Transfers due to policy loans, net of repayments	(364,581)	(7,694)	(48,382)	(13,355)	(16,960)	(2,865)	(681,075)
Transfers due to charges for administrative and insurance costs	(547,369)	(15,246)	(71,869)	(15,339)	(111,674)	(21,401)	(1,362,796)
Transfers between Divisions and (to) from General Account	128,346	32,765	21,043	6,376	5,721	11,888	(4,364,414)
Net increase (decrease) in net assets resulting from capital transactions	(835,292)	47,160	82,259	22,459	(59,979)	169,781	(2,850,824)
Total increase (decrease)	1,785,933	110,221	269,231	42,283	309,901	189,606	(1,745,279)
NET ASSETS, at beginning of the year	16,471,584	366,609	1,059,183	187,636	1,617,946	297,648	24,334,917
NET ASSETS, at end of the year	$18,257,517	$476,830	$1,328,414	$229,919	$1,927,847	$487,254	$22,589,638

See Notes to Financial Statements

F-92

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023
	PIMCO
	Commodity-	PIMCO					T. Rowe Price
	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
	Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$80,386	$4,515	$8,931	$68	$629	$5,581	$11,492
Expenses
Mortality and expense risk charge	2,187	434	394	9	51	390	31,390
Net investment income (loss)	78,199	4,081	8,537	59	578	5,191	(19,898)
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(93,296)	(2,170)	(324)	23	(859)	(4,675)	117,213
Realized gain distribution	-	2,110	-	-	-	-	330,210
Realized gain (loss)	(93,296)	(60)	(324)	23	(859)	(4,675)	447,423
Change in net unrealized appreciation (depreciation) of investments	(29,812)	6,135	9,797	256	994	8,324	688,962
Net gain (loss) on investments	(123,108)	6,075	9,473	279	135	3,649	1,136,385
Net increase (decrease) in net assets resulting from operations	(44,909)	10,156	18,010	338	713	8,840	1,116,487
Capital transactions:
Transfers of net premiums	88,474	12,206	1,170	15,828	16,222	31	132,155
Transfers due to death benefits	-	-	-	-	-	-	-
Transfers due to withdrawal of funds	(21,669)	6	47	-	1	10	(320,451)
Transfers due to policy loans, net of repayments	(79,956)	-	-	-	-	-	222,144
Transfers due to charges for administrative and insurance costs	(22,686)	(2,799)	(1,709)	(1,334)	(529)	(2,514)	(61,865)
Transfers between Divisions and (to) from General Account	33,039	(398)	-	40	(13,833)	(11,831)	22,921
Net increase (decrease) in net assets resulting from capital transactions	(2,798)	9,015	(492)	14,534	1,861	(14,304)	(5,096)
Total increase (decrease)	(47,707)	19,171	17,518	14,872	2,574	(5,464)	1,111,391
NET ASSETS, at beginning of the year	544,010	194,756	151,184	-	18,894	162,878	3,904,349
NET ASSETS, at end of the year	$496,303	$213,927	$168,702	$14,872	$21,468	$157,414	$5,015,740

See Notes to Financial Statements

F-93

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
	Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
	Division	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$-	$451,056	$2,687	$-	$354,240	$-	$6,366
Expenses
Mortality and expense risk charge	56,704	59,901	206	226,981	31,685	140	2,911
Net investment income (loss)	(56,704)	391,155	2,481	(226,981)	322,555	(140)	3,455
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(53,273)	(13,688)	(388)	197,313	(27,045)	(325)	(11,538)
Realized gain distribution	-	924,955	-	3,757,356	-	-	555
Realized gain (loss)	(53,273)	911,267	(388)	3,954,669	(27,045)	(325)	(10,983)
Change in net unrealized appreciation (depreciation) of investments	7,756,588	675,687	1,392	6,740,423	1,762,049	2,430	30,177
Net gain (loss) on investments	7,703,315	1,586,954	1,004	10,695,092	1,735,004	2,105	19,194
Net increase (decrease) in net assets resulting from operations	7,646,611	1,978,109	3,485	10,468,111	2,057,559	1,965	22,649
Capital transactions:
Transfers of net premiums	407,796	750,964	-	1,529,329	533,142	11,274	162,700
Transfers due to death benefits	(17,730)	(63,294)	-	(363,047)	(2,948)	-	-
Transfers due to withdrawal of funds	(234,698)	(411,837)	2	(1,957,038)	(190,631)	-	(2,444)
Transfers due to policy loans, net of repayments	(487,721)	(701,883)	(11,523)	(695,536)	(290,781)	(34)	-
Transfers due to charges for administrative and insurance costs	(476,414)	(756,817)	(6,099)	(1,751,870)	(439,236)	(764)	(49,183)
Transfers between Divisions and (to) from General Account	738,763	169,816	-	174,644	99,551	(8,302)	(10,514)
Net increase (decrease) in net assets resulting from capital transactions	(70,004)	(1,013,051)	(17,620)	(3,063,518)	(290,903)	2,174	100,559
Total increase (decrease)	7,576,607	965,058	(14,135)	7,404,593	1,766,656	4,139	123,208
NET ASSETS, at beginning of the year	15,415,377	21,757,838	85,673	55,286,883	10,195,403	59,252	328,749
NET ASSETS, at end of the year	$22,991,984	$22,722,896	$71,538	$62,691,476	$11,962,059	$63,391	$451,957

See Notes to Financial Statements

F-94

Massachusetts Mutual Variable Life Separate Account I

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
For The Year Ended December 31, 2023

	Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
	Mid Cap	Real Estate	International	Russell™	Russell™	Global
	Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
	Division	Division	Division	Division	Division	Division
Investment income
Dividends	$12,283	$8,490	$80,360	$32,139	$9,412	$10,001
Expenses
Mortality and expense risk charge	8,124	3,048	4,225	5,068	1,568	2,091
Net investment income (loss)	4,159	5,442	76,135	27,071	7,844	7,910
Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(21,703)	(19,141)	14,873	(288,724)	(46,171)	(16,503)
Realized gain distribution	15,414	16,016	-	203,230	23,217	5,989
Realized gain (loss)	(6,289)	(3,125)	14,873	(85,494)	(22,954)	(10,514)
Change in net unrealized appreciation (depreciation) of investments	158,984	44,271	174,696	370,966	101,779	68,079
Net gain (loss) on investments	152,695	41,146	189,569	285,472	78,825	57,565
Net increase (decrease) in net assets resulting from operations	156,854	46,588	265,704	312,543	86,669	65,475
Capital transactions:
Transfers of net premiums	655,869	185,481	242,509	154,545	17,405	67,098
Transfers due to death benefits	4	3	-	-	-	(54)
Transfers due to withdrawal of funds	(12,981)	(3,741)	5	(7)	(2)	(10,657)
Transfers due to policy loans, net of repayments	(14,714)	(610)	-	-	-	(9,879)
Transfers due to charges for administrative and insurance costs	(148,068)	(54,876)	(11,891)	(22,151)	(9,384)	(20,162)
Transfers between Divisions and (to) from General Account	38,237	8,321	(120,865)	433,083	154,816	4,268
Net increase (decrease) in net assets resulting from capital transactions	518,347	134,578	109,758	565,470	162,835	30,614
Total increase (decrease)	675,201	181,166	375,462	878,013	249,504	96,089
NET ASSETS, at beginning of the year	737,593	324,311	1,493,445	2,073,613	516,043	531,668
NET ASSETS, at end of the year	$1,412,794	$505,477	$1,868,907	$2,951,626	$765,547	$627,757

See Notes to Financial Statements

F-95

Massachusetts Mutual Variable Life Separate Account I

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Life Separate Account I (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on July 13, 1988. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

MassMutual maintains sixteen products within the Separate Account: Variable Life Plus, Large Case Variable Life Plus, Strategic Variable Life®, Variable Life Select, Strategic Group Variable Universal Life®, Strategic Group Variable Universal Life® II, Survivorship Variable Universal Life, Variable Universal Life, Strategic Variable Life® Plus, Survivorship Variable Universal Life II, Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM, Variable Universal Life III, MassMutual ElectrumSM and Apex VULSM. Five of the sixteen products within the Separate Account: Variable Universal Life II, VUL GuardSM, Survivorship VUL GuardSM, Variable Universal Life III and Apex VULSM, have multiple tiers. The unit values of these tiers differ based on the associated expense ratios.

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The portion of the Separate Account assets applicable to the variable life policies is not chargeable with liabilities arising from any other MassMutual business.

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

For the year or period ended December 31, 2024, the Separate Account consists of one hundred seventy divisions that invest in the following mutual funds. All of the divisions/funds may not be available through each of the products within the Separate Account:

The division listed in the first column
Divisions	invests in the fund in this column
American Funds Insurance Series® Asset Allocation Division	American Funds Insurance Series® Asset Allocation Fund[2]
American Funds Insurance Series® Growth-Income Division	American Funds Insurance Series® Growth-Income Fund[2]
American Funds Insurance Series® Global Small Capitalization Division	American Funds Insurance Series® Global Small Capitalization Fund[2,37]
American Funds Insurance Series® New World Division	American Funds Insurance Series® New World Fund[2,37]
American Funds Insurance Series® Washington Mutual Investors Division	American Funds Insurance Series® Washington Mutual Investors Fund[2,37]
BlackRock Basic Value V.I. Division	BlackRock Basic Value V.I. Fund[4,23]
BlackRock High Yield V.I. Division	BlackRock High Yield V.I. Fund[4]
BlackRock Small Cap Index V.I. Division (Class I)	BlackRock Small Cap Index V.I. Fund (Class I)[4]
BlackRock Small Cap Index V.I. Division (Class III)	BlackRock Small Cap Index V.I. Fund (Class III)[4]
BlackRock Total Return V.I. Division	BlackRock Total Return V.I. Fund[4]
BNY Mellon MidCap Stock Division	BNY Mellon MidCap Stock Portfolio[3]
Columbia Variable Portfolio - Contrarian Core Division	Columbia Variable Portfolio - Contrarian Core Fund[37,38]
DWS Small Cap Index Division	DWS Small Cap Index VIP Fund[6]
Eaton Vance VT Floating-Rate Income Division	Eaton Vance VT Floating-Rate Income Fund[7]
Fidelity® VIP Bond Index Division (Initial Class)	Fidelity® VIP Bond Index Portfolio (Initial Class)[8]
Fidelity® VIP Bond Index Division (Service Class 2)	Fidelity® VIP Bond Index Portfolio (Service Class 2)[8,24]
Fidelity® VIP Contrafund® Division (Initial Class)	Fidelity® VIP Contrafund® Portfolio (Initial Class)[8]
Fidelity® VIP Contrafund® Division (Service Class)	Fidelity® VIP Contrafund® Portfolio (Service Class)[8]
Fidelity® VIP Extended Market Index Division (Initial Class)	Fidelity® VIP Extended Market Index Portfolio (Initial Class)[8]
Fidelity® VIP Extended Market Index Division (Service Class 2)	Fidelity® VIP Extended Market Index Portfolio (Service Class 2)[8]
Fidelity® VIP Freedom 2020 Division	Fidelity® VIP Freedom 2020 Portfolio[8]
Fidelity® VIP Freedom 2025 Division	Fidelity® VIP Freedom 2025 Portfolio[8]
Fidelity® VIP Freedom 2030 Division	Fidelity® VIP Freedom 2030 Portfolio[8]
F-96

Notes To Financial Statements (Continued)

Fidelity® VIP Freedom 2035 Division	Fidelity® VIP Freedom 2035 Portfolio[8]
Fidelity® VIP Freedom 2040 Division	Fidelity® VIP Freedom 2040 Portfolio[8]
Fidelity® VIP Freedom 2045 Division	Fidelity® VIP Freedom 2045 Portfolio[8]
Fidelity® VIP Freedom 2050 Division	Fidelity® VIP Freedom 2050 Portfolio[8]
Fidelity® VIP Freedom 2055 Division	Fidelity® VIP Freedom 2055 Portfolio[8]
Fidelity® VIP Freedom 2060 Division	Fidelity® VIP Freedom 2060 Portfolio[8]
Fidelity® VIP Freedom Income Division	Fidelity® VIP Freedom Income Portfolio[8,24]
Fidelity® VIP Growth Division	Fidelity® VIP Growth Portfolio[8]
Fidelity® VIP Health Care Division (Initial Class)	Fidelity® VIP Health Care Portfolio (Initial Class)[8]
Fidelity® VIP Index 500 Division (Service Class)	Fidelity® VIP Index 500 Portfolio (Service Class)[8]
Fidelity® VIP International Index Division (Initial Class)	Fidelity® VIP International Index Portfolio (Initial Class)[8]
Fidelity® VIP International Index Division (Service Class 2)	Fidelity® VIP International Index Portfolio (Service Class 2)[8]
Fidelity® VIP Overseas Division	Fidelity® VIP Overseas Portfolio[8]
Fidelity® VIP Real Estate Division (Initial Class)	Fidelity® VIP Real Estate Portfolio (Initial Class)[8]
Fidelity® VIP Real Estate Division (Service Class)	Fidelity® VIP Real Estate Portfolio (Service Class)[8]
Fidelity® VIP Strategic Income Division (Initial Class)	Fidelity® VIP Strategic Income Portfolio (Initial Class)[8]
Fidelity® VIP Total Market Index Division (Initial Class)	Fidelity® VIP Total Market Index Portfolio (Initial Class)[8]
Fidelity® VIP Total Market Index Division (Service Class 2)	Fidelity® VIP Total Market Index Portfolio (Service Class 2)[8]
Franklin Mutual Global Discovery VIP Division	Franklin Mutual Global Discovery VIP Fund[9]
Franklin Small Cap Value VIP Division	Franklin Small Cap Value VIP Fund[9]
Franklin Strategic Income VIP Division	Franklin Strategic Income VIP Fund[10]
Goldman Sachs Core Fixed Income Division	Goldman Sachs Core Fixed Income Fund[11]
Goldman Sachs International Equity Insights Division	Goldman Sachs International Equity Insights Fund[11]
Goldman Sachs Large Cap Value Division	Goldman Sachs Large Cap Value Fund[11]
Goldman Sachs Mid Cap Growth Division	Goldman Sachs Mid Cap Growth Fund[11,24]
Goldman Sachs Mid Cap Value Division	Goldman Sachs Mid Cap Value Fund[11]
Goldman Sachs Small Cap Equity Insights Division	Goldman Sachs Small Cap Equity Insights Fund[11]
Goldman Sachs Strategic Growth Division	Goldman Sachs Strategic Growth Fund[11]
Goldman Sachs U.S. Equity Insights Division	Goldman Sachs U.S. Equity Insights Fund[11]
Invesco Oppenheimer V.I. International Growth Division	Invesco Oppenheimer V.I. International Growth Fund[12]
Invesco V.I. American Franchise Division	Invesco V.I. American Franchise Fund[12]
Invesco V.I. Capital Appreciation Division	Invesco V.I. Capital Appreciation Fund[12]
Invesco V.I. Comstock Division	Invesco V.I. Comstock Fund[12]
Invesco V.I. Core Plus Bond Division	Invesco V.I. Core Plus Bond Fund[12]
Invesco V.I. Discovery Mid Cap Growth Division	Invesco V.I. Discovery Mid Cap Growth Fund[12]
Invesco V.I. Diversified Dividend Division	Invesco V.I. Diversified Dividend Fund[12]
Invesco V.I. Equity and Income Division	Invesco V.I. Equity and Income Fund[12,25]
Invesco V.I. EQV International Equity Division	Invesco V.I. EQV International Equity Fund[12]
Invesco V.I. Global Division	Invesco V.I. Global Fund[12]
Invesco V.I. Global Real Estate Division	Invesco V.I. Global Real Estate Fund[12]
Invesco V.I. Global Strategic Income Division	Invesco V.I. Global Strategic Income Fund[12]
Invesco V.I. Health Care Division	Invesco V.I. Health Care Fund[12]
Invesco V.I. Main Street Division	Invesco V.I. Main Street Fund®[12]
Invesco V.I. Main Street Small Cap Division	Invesco V.I. Main Street Small Cap Fund®[12]
Invesco V.I. Small Cap Equity Division	Invesco V.I. Small Cap Equity Fund[12]
Invesco V.I. Technology Division	Invesco V.I. Technology Fund[12]
Invesco V.I. U.S. Government Money Division	Invesco V.I. U.S. Government Money Portfolio[12]
Janus Henderson Balanced Division (Institutional Class)	Janus Henderson Balanced Portfolio (Institutional Class)[13]
Janus Henderson Balanced Division (Service Class)	Janus Henderson Balanced Portfolio (Service Class)[13]

F-97

Notes To Financial Statements (Continued)

Janus Henderson Enterprise Division	Janus Henderson Enterprise Portfolio[13,37]
Janus Henderson Forty Division (Institutional Class)	Janus Henderson Forty Portfolio (Institutional Class)[13]
Janus Henderson Forty Division (Service Class)	Janus Henderson Forty Portfolio (Service Class)[13]
Janus Henderson Global Research Division (Institutional Class)	Janus Henderson Global Research Portfolio (Institutional Class)[13]
Janus Henderson Global Research Division (Service Class)	Janus Henderson Global Research Portfolio (Service Class)[13]
Janus Henderson Global Technology and Innovation Division (Institutional Class)	Janus Henderson Global Technology and Innovation Portfolio (Institutional Class)[13]
Janus Henderson Overseas Division	Janus Henderson Overseas Portfolio[13,37]
Lord Abbett Developing Growth Division	Lord Abbett Developing Growth Portfolio[15]
Lord Abbett Mid Cap Stock Division	Lord Abbett Mid Cap Stock Portfolio[15,24]
LVIP American Century Capital Appreciation Division	LVIP American Century Capital Appreciation Fund[14,30]
LVIP American Century Disciplined Core Value Division	LVIP American Century Disciplined Core Value Fund[14,31]
LVIP American Century Inflation Protection Division	LVIP American Century Inflation Protection Fund[14,32]
LVIP American Century International Division	LVIP American Century International Fund[14,33]
LVIP American Century Value Division	LVIP American Century Value Fund[14,1]
LVIP JPMorgan U.S. Equity Division	LVIP JPMorgan U.S. Equity Portfolio[14,36]
Macquarie VIP Asset Strategy Division (Standard Class)	Macquarie VIP Asset Strategy Portfolio (Standard Class)[5,26]
Macquarie VIP Asset Strategy Division (Service Class)	Macquarie VIP Asset Strategy Portfolio (Service Class)[5,26]
Macquarie VIP Emerging Markets Division	Macquarie VIP Emerging Markets Series[5,27]
Macquarie VIP Growth Division	Macquarie VIP Growth Division[5,37]
Macquarie VIP Science and Technology Division	Macquarie VIP Science and Technology Portfolio[5,28]
Macquarie VIP Small Cap Value Division	Macquarie VIP Small Cap Value Portfolio[5,29]
MFS® Blended Research® Core Equity Division	MFS® Blended Research® Core Equity Portfolio[16]
MFS® Global Real Estate Division	MFS® Global Real Estate Portfolio[16]
MFS® Government Securities Division	MFS® Government Securities Portfolio[16]
MFS® Growth Division	MFS® Growth Series[16]
MFS® International Intrinsic Value Division	MFS® International Intrinsic Value Portfolio[16]
MFS® Investors Trust Division	MFS® Investors Trust Series[16]
MFS® Mid Cap Value Division	MFS® Mid Cap Value Portfolio[16]
MFS® New Discovery Division	MFS® New Discovery Series[16]
MFS® Research Division	MFS® Research Series[16]
MFS® Utilities Division	MFS® Utilities Series[16]
MFS® Value Division	MFS® Value Series[16]
MML Aggressive Allocation Division	MML Aggressive Allocation Fund[17]
MML American Funds Core Allocation Division	MML American Funds Core Allocation Fund[17]
MML American Funds Growth Division	MML American Funds Growth Fund[17]
MML Balanced Allocation Division	MML Balanced Allocation Fund[17]
MML Blend Division	MML Blend Fund[17]
MML Blue Chip Growth Division	MML Blue Chip Growth Fund[17]
MML Conservative Allocation Division	MML Conservative Allocation Fund[17]
MML Dynamic Bond Division	MML Dynamic Bond Fund[17]
MML Equity Division	MML Equity Fund[17]
MML Equity Income Division	MML Equity Income Fund[17]
MML Equity Index Division (Class II)	MML Equity Index Fund (Class II)[17]
MML Equity Index Division (Class III)	MML Equity Index Fund (Class III)[17]
MML Equity Index Division (Service Class I)	MML Equity Index Fund (Service Class I)[17]
MML Equity Rotation Division	MML Equity Rotation Fund [17]
MML Focused Equity Division	MML Focused Equity Fund[17]
MML Foreign Division	MML Foreign Fund[17]
MML Fundamental Equity Division	MML Fundamental Equity Fund[17]
MML Fundamental Value Division	MML Fundamental Value Fund[17]

F-98

Notes To Financial Statements (Continued)

MML Global Division (Class II)	MML Global Fund (Class II)[17]
MML Global Division (Service Class I)	MML Global Fund (Service Class I)[17]
MML Growth Allocation Division	MML Growth Allocation Fund[17]
MML High Yield Division	MML High Yield Fund[17]
MML Income & Growth Division	MML Income & Growth Fund[17]
MML Inflation-Protected and Income Division	MML Inflation-Protected and Income Fund[17]
MML International Equity Division	MML International Equity Fund[17]
MML iShares® 60/40 Allocation Division (Class II)	MML iShares® 60/40 Allocation Fund (Class II)[17]
MML iShares® 80/20 Allocation Division (Class II)	MML iShares® 80/20 Allocation Fund (Class II)[17]
MML Large Cap Growth Division	MML Large Cap Growth Fund[17]
MML Managed Bond Division	MML Managed Bond Fund[17]
MML Managed Volatility Division	MML Managed Volatility Fund[17]
MML Mid Cap Growth Division	MML Mid Cap Growth Fund[17]
MML Mid Cap Value Division	MML Mid Cap Value Fund[17]
MML Moderate Allocation Division	MML Moderate Allocation Fund[17]
MML Short-Duration Bond Division	MML Short-Duration Bond Fund[17]
MML Small Cap Equity Division	MML Small Cap Equity Fund[17]
MML Small Cap Growth Equity Division	MML Small Cap Growth Equity Fund[17]
MML Small Company Value Division	MML Small Company Value Fund[17]
MML Small/Mid Cap Value Division	MML Small/Mid Cap Value Fund[17]
MML Strategic Emerging Markets Division	MML Strategic Emerging Markets Fund[17]
MML Sustainable Equity Division	MML Sustainable Equity Fund[17]
MML Total Return Bond Division	MML Total Return Bond Fund[17]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[17]
PIMCO All Asset Division	PIMCO All Asset Portfolio[18,24]
PIMCO CommodityRealReturn® Strategy Division	PIMCO CommodityRealReturn® Strategy Portfolio[18]
PIMCO Emerging Markets Bond Division	PIMCO Emerging Markets Bond Portfolio[18,24]
PIMCO Global Bond Opportunities Division	PIMCO Global Bond Opportunities Portfolio[18]
PIMCO High Yield Division	PIMCO High Yield Portfolio[18]
PIMCO Income Division	PIMCO Income Portfolio[18]
PIMCO Long-Term U.S. Government Division	PIMCO Long-Term U.S. Government Portfolio[18,24]
PIMCO Real Return Division	PIMCO Real Return Portfolio[18]
PIMCO Total Return Division	PIMCO Total Return Portfolio[18]
T. Rowe Price All-Cap Opportunities Division	T. Rowe Price All-Cap Opportunities Portfolio[19]
T. Rowe Price Blue Chip Growth Division	T. Rowe Price Blue Chip Growth Portfolio[19]
T. Rowe Price Equity Income Division	T. Rowe Price Equity Income Portfolio[19]
T. Rowe Price Limited-Term Bond Division	T. Rowe Price Limited-Term Bond Portfolio[19]
T. Rowe Price Mid-Cap Growth Division	T. Rowe Price Mid-Cap Growth Portfolio[19]
Templeton Foreign VIP Division	Templeton Foreign VIP Fund[20]
Templeton Global Bond VIP Division	Templeton Global Bond VIP Fund[20]
Vanguard VIF Global Bond Index Division	Vanguard VIF Global Bond Index Fund[21]
Vanguard VIF Mid Cap Index Division	Vanguard VIF Mid Cap Index Fund[21]
Vanguard VIF Real Estate Index Division	Vanguard VIF Real Estate Index Fund[21]
Vest US Large Cap 10% Buffer Strategies VI Division	Vest US Large Cap 10% Buffer Strategies VI Division [34,35]
Voya International Index Division	Voya International Index Portfolio[22]
Voya Russell™ Mid Cap Index Division	Voya Russell™ Mid Cap Index Portfolio[22]
Voya Russell™ Small Cap Index Division	Voya Russell™ Small Cap Index Portfolio[22]
VY® CBRE Global Real Estate Division	VY® CBRE Global Real Estate Portfolio[22]

In addition to the one hundred sixty-three divisions, policy owners may also allocate funds to the Guaranteed Principal Account (“GPA”), which is part of MassMutual’s general investment account (“General Account”). Because of exemptive and exclusionary provisions in the securities law, interests in the GPA are not registered under the Securities Act of 1933. The General Account and the GPA are not registered as an investment company under the 1940 Act.

F-99

Notes To Financial Statements (Continued)

[1] Effective April 26, 2024, the American Century Value Division reorganized into the LVIP American Century Value Division. As a result of the underlying division reorganization, the LVIP American Century VP Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Value Division.
[2] Capital Research and Management Company is the investment adviser to this Fund.
3 BNY Mellon Investment Adviser, Inc. is the investment adviser to this Portfolio.
[4] BlackRock Advisors, LLC is the investment adviser to this Fund.
[5] Macquarie Management Holdings, Inc. is the investment adviser to this Series.
6 DWS Investment Management Americas Inc. is the investment adviser to this Fund.
[7] Eaton Vance Management is the investment adviser to this Fund.
[8] Fidelity Management & Research Company LLC is the investment adviser to this Portfolio.
[9] Franklin Mutual Advisers, LLC is the investment adviser to this Fund.
[10] Franklin Advisers, Inc. is the investment adviser to this Fund.
[11] Goldman Sachs Asset Management, L.P. is the investment adviser to this Fund.
[12] Invesco Advisers, Inc. is the investment adviser to this Fund.
[13] Janus Capital Management, LLC is the investment adviser to this Fund.
[14] Lincoln Financial Investments Corporation is the investment adviser to this Fund.
[15] Lord, Abbett & Co. LLC is the investment adviser to this Fund.
[16] Massachusetts Financial Services Company is the investment adviser to this Fund.
17 MML Investment Advisers, LLC is the investment adviser to the Fund.
[18] Pacific Investment Management Company LLC is the investment adviser to this Fund.
[19] T. Rowe Price Associates, Inc. is the investment adviser to this Portfolio.
[20] Templeton Investment Counsel, LLC is the investment adviser to this Fund.
[21] The Vanguard Group, Inc. is the investment adviser to this Fund.
[22] Voya Investments, LLC is the investment adviser to this Fund.
[23] This division did not have any investment or unit activity from 2017 to 2024.
[24] This division did not have any investment or unit activity from 2021 to 2024.
[25] After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I).
[26] Prior to April 30, 2024, known as Delaware Ivy VIP Asset Strategy Division.
[27] Prior to April 30, 2024, known as Delaware VIP Emerging Markets Division.
[28] Prior to April 30, 2024, known as Delaware Ivy VIP Science and Technology Division.
[29] Prior to April 30, 2024, known as Delaware VIP® Small Cap Value Division.
[30] Effective April 26, 2024, the American Century VP Capital Appreciation Fund reorganized into the LVIP American Century Capital Appreciation Fund. As a result of the underlying fund reorganization, the LVIP American Century Capital Appreciation Division was added as an investment option and assumed the accounting and performance history of the American Century VP Capital Appreciation Division.
[31] Effective April 26, 2024, the American Century VP Disciplined Core Value Fund reorganized into the LVIP American Century Disciplined Core Value Fund. As a result of the underlying fund reorganization, the LVIP American Century Disciplined Core Value Division was added as an investment option and assumed the accounting and performance history of the American Century VP Disciplined Core Value Division.
[32] Effective April 26, 2024, the American Century VP Inflation Protection Fund reorganized into the LVIP American Century Inflation Protection Fund. As a result of the underlying fund reorganization, the LVIP American Century Inflation Protection Division was added as an investment option and assumed the accounting and performance history of the American Century VP Inflation Protection Division.
[33] Effective April 26, 2024, the American Century VP International Fund reorganized into the LVIP American Century International Fund. As a result of the underlying fund reorganization, the LVIP American Century International Division was added as an investment option and assumed the accounting and performance history of the American Century VP International Division.
[34] Vest Financial LLC is the investment adviser to this Fund.
[35] This Sub-Account/Fund became available to the Separate Account as an investment option on April 26, 2024.
[36] Effective after the close of the New York Stock Exchange on May 1, 2023, the JPMorgan Insurance Trust U.S. Equity Portfolio merged into the LVIP JPMorgan U.S. Equity Fund. As a result of the underlying fund merger, the LVIP JPMorgan U.S. Equity Division was added an investment option and assumed the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Division.
[37] This Sub-Account/Fund became available to the Separate Account as an investment option on November 25, 2024.
[38] Columbia Management Investment Advisers, is the investment adviser to this Fund.
F-100

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Massachusetts Mutual Variable Life Separate Account I follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the underlying funds held by each division are carried at fair value which is based on the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date and they are generally reinvested in the underlying funds.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to policies, which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a tax liability attributable to the Separate Account.

D.	Policy Charges

See Note 8B for charges associated with the policies.

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Policy Loans

When a policy loan is made, the Separate Account transfers the amount of the loan to MassMutual, thereby decreasing both the investments and the net assets of the Separate Account by an equal amount. The policy owner is charged interest on the outstanding policy loan amount generally equal to either a fixed interest rate of 4% to 6% per year or (in all qualifying jurisdictions) an adjustable loan rate, where applicable. The adjustable loan rate is determined each year for the following policy year.

As long as a loan is outstanding, a portion of the policy account value equal to the loan is invested in the GPA. The amount of the loan earns interest at a rate equal to the greater of either a fixed interest rate generally equal to 2% to 5% of the loan or the policy loan rate less the loan interest rate expense charge.

G.	Life Reserves

Life reserves are developed by using accepted actuarial methods and are computed using the 1980 CSO, 2001 CSO, or 2017 CSO mortality tables.

H.	Single Reportable Segment

The Separate Account derives revenues from variable life insurance products. MassMutual has identified the Head of Brand, Product, and Affiliate Distribution and their Team as the chief operating decision maker (CODM) for overseeing the products and the performance of the underlying funds to evaluate the results of the business and make operational decisions. The Separate Account’s products constitute as a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of funds may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.

F-101

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)
•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2024. There have been no transfers between levels for the year ended December 31, 2024.

5.	RELATED PARTY TRANSACTIONS

A.    Sales Agreements

The policies currently being offered are sold by registered representatives of MML Investors Services, LLC (“MMLIS”), a subsidiary of MassMutual, and by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors, LLC (“MML Distributors”) and/or MML Strategic Distributors, LLC (“MSD”), subsidiaries of MassMutual. Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MMLIS serves as principal underwriter of the policies sold by its registered representatives, and MML Distributors and MSD serve as principal underwriters of the policies sold by registered representatives of other broker-dealers who have entered into distribution agreements with MML Distributors and/or MSD.

MMLIS, MML Distributors and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of policies by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of policies by registered representatives of other broker-dealers are paid on behalf of MML Distributors and/or MSD to those broker-dealers. MMLIS, MML Distributors, and MSD also receive compensation for their actions as principal underwriters of the policies.

B.	Receivable from/Payable to MassMutual

Certain fees such as mortality and expense fees are charges paid between the General Account and the Separate Account. The General Account is not registered as an investment company under the 1940 Act.

F-102

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for each of the years in the two-year period ended December 31, 2024 were as follows:

American Funds
		Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
		Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
		Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
		Division	Division	Division	Division	Division	Division	Division
	2024				(Class I)	(Class III)
	Cost of purchases	$2,787,026	$3,754,128	$73,890	$310,691	$25,011	$1,516,243	$273,274
	Proceeds from sales	(1,815,077)	(4,360,117)	(73,023)	(79,947)	(15,673)	(221,848)	(10,285)

							Fidelity®	Fidelity®
		DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
		Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
		Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)			(Initial Class)	(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Cost of purchases	$801,885	$37,514	$191,148	$20,238,758	$1,489,009	$147,179	$946,849
	Proceeds from sales	(785,343)	(29,157)	(84,939)	(10,200,977)	(754,496)	(40,092)	(431,478)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$122,079	$814,146	$2,134,177	$1,164,197	$201,896	$293,993	$433,904
	Proceeds from sales	(170,495)	(1,742,950)	(2,130,549)	(942,403)	(118,223)	(130,107)	(657,351)

				Fidelity®				Fidelity®
		Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	VIP	Freedom	VIP	VIP	VIP	International
		Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)							(Initial Class)
	Cost of purchases	$37,317	$306,558	$714,361	$1,585,538	$48,005	$2,884,852	$235,804
	Proceeds from sales	(31,328)	(35,756)	(27,985)	(1,878,140)	(6,041)	(1,765,497)	(61,315)
F-103

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Fidelity®				Fidelity®	Fidelity®	Fidelity®
		VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
		International	VIP	VIP	VIP	Strategic	Total Market	Total Market
		Index	Overseas	Real Estate	Real Estate	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
	Cost of purchases	$399,667	$143,147	$574	$183,036	$103,262	$1,615,610	$357,105
	Proceeds from sales	(344,014)	(9,588)	(340)	(86,092)	(44,705)	(224,262)	(177,130)

		Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
		Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
		Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
		VIP	VIP	VIP	Income	Insights	Value	Value
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,664	$1,222,830	$1,840	$518,451	$190,213	$588	$468,373
	Proceeds from sales	(1,232)	(1,086,211)	(316)	(602,287)	(290,928)	(128)	(84,177)

		Goldman Sachs	Goldman	Goldman	Invesco
		Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
		Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$15,746	$1,329,551	$29,740	$5,053,477	$1,858,350	$1,583,524	$22,606
	Proceeds from sales	(968)	(1,731,139)	(5,722)	(2,677,609)	(1,007,067)	(9,255,045)	(1,709)

			Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
		Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
		Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$1,690,757	$3,933,502	$532,998	$1,397,413	$22,436	$9,270,056	$111,816
	Proceeds from sales	(771,599)	(7,205,607)	(380,040)	(1,518,666)	(12,010)	(9,146,802)	(172,096)
F-104

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
		Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
		Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,617,638	$306,591	$4,725,273	$357,919	$636	$1,426,922	$455,753
	Proceeds from sales	(1,912,471)	(514,214)	(3,872,202)	(262,755)	(351)	(773,783)	(905,777)

Janus Henderson
		Janus	Janus	Janus	Janus	Janus	Janus	Global
		Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
		Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Cost of purchases	$28	$294,602	$2,810,720	$240,712	$1,475,342	$66,889	$46,560
	Proceeds from sales	(100)	(569,359)	(2,901,884)	(120,897)	(1,461,560)	(160,837)	(3,559)

			LVIP American	LVIP American	LVIP American
		Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
		Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
		Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,154	$1,802,025	$1,271,180	$41,362	$284,364	$1,988,704	$515,592
	Proceeds from sales	(137,520)	(752,295)	(2,828,584)	(31,986)	(18,429)	(1,116,820)	(135,100)

		Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
		VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
		Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Standard Class)	(Service Class)
	Cost of purchases	$10,299	$15,197	$376,197	$536	$949,474	$21,668	$160,182
	Proceeds from sales	(4,571)	(16,344)	(146,348)	(1,963)	(737,138)	(452,885)	(4,329)
F-105

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MFS®		MFS®	MFS®	MFS®	MFS®
		Government	MFS®	International	Investors	Mid Cap	New	MFS®
		Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$933	$345,613	$597,288	$108,386	$1,067,774	$166,123	$91,919
	Proceeds from sales	(698)	(474,173)	(163,672)	(47,362)	(599,850)	(451,130)	(90,575)

MML
				MML	American Funds	MML	MML
		MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
		Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$9,165	$1,324,647	$2,192,086	$214,885	$1,629,173	$1,121,880	$2,133,121
	Proceeds from sales	(599)	(156,013)	(1,333,751)	(272,299)	(821,367)	(1,929,662)	(3,529,049)

		MML	MML	MML		MML	MML	MML
		Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
		Growth	Allocation	Bond	Equity	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)						(Service Class I)	(Class II)
	Cost of purchases	$6,412,262	$594,995	$102,208	$7,049,187	$928,901	$1,999,094	$12,281,168
	Proceeds from sales	(6,472,864)	(372,512)	(77,795)	(8,413,929)	(1,755,479)	(2,201,154)	(13,162,857)

		MML	MML	MML		MML	MML
		Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
		Index	Rotation	Equity	Foreign	Equity	Value	Global
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Class III)						(Service Class I)
	Cost of purchases	$2,725,354	$89,787	$260,141	$302,506	$629,272	$818,995	$42,319
	Proceeds from sales	(350,715)	(43,299)	(171,601)	(197,490)	(19,403)	(57,792)	(6,478)

F-106

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			MML	MML	MML	MML Inflation-	MML	MML
		MML	Growth	High	Income	Protected	International	iShares® 60/40
		Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
		Division	Division	Division	Division	Division	Division	Division
	2024 (Continued)	(Class II)
	Cost of purchases	$291,171	$1,374,071	$225,220	$1,202,602	$770,557	$292,957	$84,959
	Proceeds from sales	(220,018)	(1,069,456)	(115,446)	(1,559,835)	(497,830)	(20,956)	(13,616)

		MML	MML	MML	MML	MML	MML	MML
		iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
		Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$96,062	$1,792,868	$2,484,415	$745,012	$1,888,523	$1,120,781	$697,899
	Proceeds from sales	(22,700)	(819,161)	(2,588,042)	(870,354)	(1,132,351)	(659,818)	(691,253)

		MML	MML	MML	MML	MML	MML Strategic	MML
		Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
		Bond	Equity	Growth Equity	Value	Value	Markets	Equity
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$389,349	$4,398,581	$3,825,451	$41,176	$768,706	$62,911	$581,494
	Proceeds from sales	(311,283)	(2,780,095)	(4,369,369)	(214,369)	(539,800)	(24,479)	(497,283)

PIMCO
		MML	MML	Commodity-	PIMCO
		Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
		Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$2,100,475	$18,834,411	$197,835	$24,761	$11,264	$16,972	$26,240
	Proceeds from sales	(1,010,545)	(16,928,339)	(195,331)	(12,507)	(2,135)	(7,155)	(26,370)
F-107

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
		PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
		Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$186,961	$706,879	$2,426,538	$2,689,379	$2,914	$7,343,099	$1,372,043
	Proceeds from sales	(155,090)	(264,480)	(1,909,399)	(1,764,463)	(7,948)	(5,464,702)	(861,323)

Vest
		Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
		Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
		Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
		Division	Division	Division	Division	Division	Division	Division
2024 (Continued)
	Cost of purchases	$15,349	$144,348	$521,973	$156,048	$532	$453,644	$1,313,225
	Proceeds from sales	(1,675)	(101,704)	(238,205)	(48,117)	(99)	(578,261)	(1,057,931)

		Voya	VY® CBRE
		Russell™	Global
		Small Cap Index	Real Estate
		Division	Division
2024 (Continued)
	Cost of purchases	$782,475	$164,280
	Proceeds from sales	(657,362)	(178,370)

F-108

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		American	American	American	American		American Funds
		Century	Century	Century	Century	American	Insurance Series®	American Funds
		VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
		Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
		Division	Division	Division	Division	Division	Division	Division
2023
	Cost of purchases	$234,527	$1,450,775	$37,722	$164,253	$2,767,106	$2,985,829	$5,317,033
	Proceeds from sales	(177,399)	(2,518,724)	(42,152)	(20,069)	(1,549,367)	(3,070,404)	(4,880,161)

		BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
		High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
		V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Class III)	(Class I)	(Class III)			(Class I)	(Class II)
	Cost of purchases	$59,917	$340,391	$16,589	$418,086	$33,283	$12,021	$9,430
	Proceeds from sales	(77,387)	(76,452)	(5,922)	(488,931)	(37,050)	(2,027)	(572)

Eaton Vance
		Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
		Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
		and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)						(Initial Class)	(Initial Class)
	Cost of purchases	$865	$424,606	$1,354,033	$869,026	$29,365	$277,024	$9,922,678
	Proceeds from sales	(3,392)	(87,246)	(994,169)	(1,198,061)	(47,125)	(66,377)	(10,694,294)

			Fidelity®	Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	Extended	Extended	VIP	VIP	VIP	VIP
		Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class)
	Cost of purchases	$490,285	$227,514	$1,174,367	$850,430	$1,354,476	$2,687,797	$1,075,267
	Proceeds from sales	(949,158)	(43,822)	(996,284)	(750,695)	(1,021,504)	(1,737,041)	(947,965)
F-109

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$219,924	$234,593	$217,214	$64,406	$63,400	$761,348	$13,528
	Proceeds from sales	(142,432)	(232,464)	(79,926)	(64,976)	(98,827)	(445,569)	(1,076)

			Fidelity®	Fidelity®				Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	International	International	VIP	VIP	VIP	Strategic
		Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
	Cost of purchases	$5,152,422	$278,303	$900,527	$1,182	$88	$101,603	$315
	Proceeds from sales	(4,397,316)	(46,394)	(655,859)	(239)	(71)	(82,334)	(66)

		Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
		VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
		Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
		Index	VIP	VIP	VIP	Income	Insights	Value
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)	(Initial Class)
	Cost of purchases	$1,038,033	$1,386	$2,736,314	$966	$1,256,330	$109,550	$342
	Proceeds from sales	(344,896)	(603)	(2,324,837)	(204)	(1,115,682)	(66,028)	(139)

		Goldman	Goldman Sachs	Goldman	Goldman	Invesco
		Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
		Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$115,921	$9,195	$1,509,307	$1,102	$3,849,619	$1,192,091	$2,598,999
	Proceeds from sales	(65,894)	(715)	(1,707,508)	(5,723)	(6,340,395)	(1,045,544)	(7,940,873)
F-110

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

			Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
		Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
		Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$29,050	$107,114	$1,661,959	$4,584,497	$646,280	$10,911	$15,957,085
	Proceeds from sales	(1,367)	(284,722)	(1,770,330)	(6,782,233)	(500,753)	(8,579)	(21,575,905)

		Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
		Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
		Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$102,605	$13,197,924	$621,744	$3,738,331	$265,810	$145	$743,846
	Proceeds from sales	(76,970)	(2,485,154)	(745,022)	(3,286,690)	(274,957)	(32)	(1,372,195)

		Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
		U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
		Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Cost of purchases	$1,739,040	$26	$659,080	$2,145,283	$9,557	$12,719,772	$15,302
	Proceeds from sales	(2,789,510)	(97)	(1,058,373)	(4,268,278)	(37,138)	(1,379,101)	(23,016)

		Janus Henderson			MFS®
		Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
		Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
		Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$6,624	$29,980	$892,165	$78,340	$221,942	$562	$289,326
	Proceeds from sales	(429)	(4,198)	(7,241)	(112,153)	(1,336)	(364)	(517,144)
F-111

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		MFS®	MFS®	MFS®	MFS®
		International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
		Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,115,130	$382,388	$256,057	$405,259	$80,676	$8,606	$1,142,936
	Proceeds from sales	(274,325)	(570,309)	(167,911)	(640,246)	(109,438)	(489)	(52,559)
MML
		MML	American Funds	MML	MML		MML	MML
		Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
		Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$3,340,000	$1,030,577	$2,351,871	$1,953,968	$2,027,859	$4,310,278	$612,924
	Proceeds from sales	(2,090,391)	(30,653)	(361,710)	(703,257)	(3,502,692)	(4,003,099)	(241,078)

		MML		MML	MML	MML	MML	MML
		Dynamic	MML	Equity	Equity	Equity	Equity	Equity
		Bond	Equity	Income	Index	Index	Index	Rotation
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)				(Service Class I)	(Class II)	(Class III)
	Cost of purchases	$128,246	$13,297,569	$1,155,123	$2,448,139	$16,690,745	$2,978,637	$55
	Proceeds from sales	(59,588)	(9,125,301)	(442,620)	(2,252,451)	(10,988,261)	(411,038)	(7)

		MML		MML	MML			MML
		Focused	MML	Fundamental	Fundamental	MML	MML	Growth
		Equity	Foreign	Equity	Value	Global	Global	Allocation
		Division	Division	Division	Division	Division	Division	Division
	2023 (Continued)					(Service Class I)	(Class II)
	Cost of purchases	$268,001	$250,924	$54,425	$50,036	$175,527	$317,556	$5,594,418
	Proceeds from sales	(266,791)	(139,285)	(86,622)	(4,471)	(3,533)	(234,094)	(4,359,623)
F-112

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

MML
		MML	MML	Inflation-	MML	MML	MML	MML
		High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$129,508	$1,144,185	$870,717	$25,999	$8,062	$23,100	$265,730
	Proceeds from sales	(66,102)	(1,010,632)	(751,920)	(3,772)	(2,003)	(1,539)	(102,603)

		MML	MML	MML	MML	MML	MML	MML
		Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
		Bond	Volatility	Growth	Value	Allocation	Bond	Equity
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$2,898,440	$2,437,042	$1,913,075	$1,693,134	$719,740	$401,308	$1,901,480
	Proceeds from sales	(12,595,683)	(1,672,657)	(1,804,546)	(1,187,247)	(328,973)	(561,229)	(3,196,634)

MML
		MML	MML	MML	Strategic	MML	MML	MML
		Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
		Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,869,782	$104,643	$480,208	$76,072	$1,116,881	$1,281,773	$17,182,387
	Proceeds from sales	(2,758,970)	(54,691)	(242,685)	(55,004)	(642,276)	(1,103,231)	(18,928,103)

PIMCO
		Commodity-	PIMCO					T. Rowe Price
		RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
		Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$359,290	$23,046	$10,110	$15,254	$28,476	$164,216	$717,320
	Proceeds from sales	(283,874)	(7,848)	(2,079)	(654)	(26,039)	(173,343)	(412,101)
F-113

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS (Continued)

		T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
		Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
		Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
		Division	Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$1,580,241	$3,090,033	$2,689	$5,181,643	$1,324,733	$13,857	$166,449
	Proceeds from sales	(1,706,938)	(2,786,970)	(17,826)	(4,714,779)	(1,293,058)	(11,824)	(61,875)

		Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
		Mid Cap	Real Estate	International	Russell™	Russell™	Global
		Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
		Division	Division	Division	Division	Division	Division
2023 (Continued)
	Cost of purchases	$609,630	$197,756	$434,790	$1,861,132	$791,108	$162,127
	Proceeds from sales	(71,714)	(41,725)	(248,897)	(1,065,360)	(597,210)	(117,614)
F-114

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

	The changes in outstanding units for each of the years in the two-year period ended December 31, 2024 were as follows:

		American Funds
		Insurance Series®	American Funds	BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon
		Asset	Insurance Series®	High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap
		Allocation	Growth-Income	V.I.	V.I.	V.I.	V.I.	Stock
	2024	Division	Division	Division	Division	Division	Division	Division
					(Class I)	(Class III)
	Units purchased	322,107	284,039	14,988	283,842	4,817	80,148	6,555
	Units withdrawn	(473,722)	(725,179)	(922)	(137,519)	(961)	(15,611)	(6,209)
	Units transferred between divisions and transferred (to) from GPA	3,654	(75,110)	(16,805)	(10,408)	3,755	1,112,461	159,774
	Net increase (decrease)	(147,961)	(516,250)	(2,740)	135,915	7,610	1,176,998	160,120

							Fidelity®	Fidelity®
		DWS	Eaton Vance VT	Fidelity®	Fidelity®	Fidelity®	VIP	VIP
		Small Cap	Floating-Rate	VIP	VIP	VIP	Extended	Extended
		Index	Income	Bond Index	Contrafund®	Contrafund®	Market Index	Market Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
					(Initial Class)	(Service Class)	(Initial Class)	(Service Class)
	Units purchased	103,175	13,708	230,740	1,393,688	24,740	153,544	-
	Units withdrawn	(185,232)	(425)	(95,918)	(1,642,557)	(82,941)	(71,777)	(6,060)
	Units transferred between divisions and transferred (to) from GPA	4,066	(8,625)	(34,592)	(10,483)	3,758	(1,250)	492,921
	Net increase (decrease)	(77,991)	4,658	100,230	(259,352)	(54,443)	80,517	486,861

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035	Freedom 2040	Freedom 2045	Freedom 2050
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	407	62,776	51,993	161,280	17,728	8,619	34,647
	Units withdrawn	(1,717)	(8,359)	(12,165)	(12,766)	(2,255)	(1,206)	(35,745)
	Units transferred between divisions and transferred (to) from GPA	(34,560)	(661,875)	(58,643)	(54,410)	22,849	133,274	(115,500)
	Net increase (decrease)	(35,870)	(607,458)	(18,815)	94,104	38,322	140,687	(116,598)

				Fidelity®				Fidelity®
		Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	VIP	Freedom	VIP	VIP	VIP	International
		Freedom 2055	Freedom 2060	Income	Growth	Health Care	Index 500	Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
								(Initial Class)
	Units purchased	1,668	8,358	-	34,562	51,500	328,845	254,748
	Units withdrawn	(47)	(546)	(729)	(10,202)	(10,753)	(16,715)	(115,062)
	Units transferred between divisions and transferred (to) from GPA	2,954	208,817	648,021	(190,163)	180	422,428	(4,196)
	Net increase (decrease)	4,575	216,629	647,292	(165,803)	40,927	734,558	135,490
F-115

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Fidelity®				Fidelity®	Fidelity®	Fidelity®
		VIP	Fidelity®	Fidelity®	Fidelity®	VIP	VIP	VIP
		International	VIP	VIP	VIP	Strategic	Total Market	Total Market
		Index	Overseas	Real Estate	Real Estate	Income	Index	Index
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class 2)		(Initial Class)	(Service Class)		(Initial Class)	(Service Class 2)
	Units purchased	8,885	5,381	524	14,894	44,116	1,134,506	5,282
	Units withdrawn	(4,868)	(2,599)	(327)	(2,543)	(2,054)	(199,371)	(2,528)
	Units transferred between divisions and transferred (to) from GPA	38,369	78,402	24	53,016	12,063	75,217	138,738
	Net increase (decrease)	42,386	81,184	221	65,367	54,125	1,010,352	141,492

		Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman	Goldman
		Global	Small Cap	Strategic	Sachs	International	Sachs	Sachs
		Discovery	Value	Income	Core Fixed	Equity	Large Cap	Mid Cap
		VIP	VIP	VIP	Income	Insights	Value	Value
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	-	297,079	619	26,245	17,627	31	4,445
	Units withdrawn	(157)	(234,114)	(86)	(13,395)	(2,903)	(30)	(3,116)
	Units transferred between divisions and transferred (to) from GPA	844	(76,999)	738	(129,256)	(93,861)	-	127,571
	Net increase (decrease)	687	(14,034)	1,271	(116,406)	(79,137)	1	128,900

		Goldman Sachs	Goldman	Goldman	Invesco
		Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Equity	Strategic	U.S. Equity	International	American	Capital	Invesco V.I.
		Insights	Growth	Insights	Growth	Franchise	Appreciation	Comstock
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	5,110	40,803	-	579,393	99,409	566,121	5,280
	Units withdrawn	(536)	(153,944)	(965)	(618,278)	(2,893)	(1,443,117)	(813)
	Units transferred between divisions and transferred (to) from GPA	-	(80,620)	-	243,676	193,801	(142,601)	-
	Net increase (decrease)	4,574	(193,761)	(965)	204,791	290,317	(1,019,597)	4,467

			Invesco V.I.	Invesco V.I.		Invesco V.I.		Invesco V.I.
		Invesco V.I.	Discovery	Diversified	Invesco V.I.	EQV International	Invesco V.I.	Global Real
		Core Plus Bond	Mid Cap Growth	Dividend	Equity & Income	Equity	Global	Estate
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	864,174	843,574	116,278	10,029	-	856,389	14,253
	Units withdrawn	(762,763)	(1,379,024)	(66,793)	(91,588)	(330)	(1,438,035)	(774)
	Units transferred between divisions and transferred (to) from GPA	144,891	41,797	(55,358)	83	7,077	(363,658)	(68,104)
	Net increase (decrease)	246,302	(493,653)	(5,873)	(81,476)	6,747	(945,304)	(54,625)

F-116

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Invesco V.I.			Invesco V.I.	Invesco V.I.		Invesco V.I.
		Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.	U.S. Government
		Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology	Money
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	862,300	56,407	330,538	22,688	231	60,760	17,996
	Units withdrawn	(1,098,230)	(94,857)	(771,491)	(24,887)	(11)	(105,386)	(341,406)
	Units transferred between divisions and transferred (to) from GPA	162,467	2,793	(9,574)	(1,479)	(88)	89,443	(98,768)
	Net increase (decrease)	(73,463)	(35,657)	(450,527)	(3,678)	132	44,817	(422,178)

								Janus Henderson
		Janus	Janus	Janus	Janus	Janus	Janus	Global
		Henderson	Henderson	Henderson	Henderson	Henderson	Henderson	Technology and
		Balanced	Balanced	Forty	Forty	Global Research	Global Research	Innovation
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Units purchased	-	50,748	77,529	1,045	152,041	1,379	32,057
	Units withdrawn	(20)	(116,602)	(267,676)	(1,972)	(448,157)	(4,913)	(3,962)
	Units transferred between divisions and transferred (to) from GPA	-	(6,460)	(423)	9,148	(31,916)	(20,589)	3,475
	Net increase (decrease)	(20)	(72,314)	(190,570)	8,221	(328,032)	(24,123)	31,570

			LVIP American	LVIP American	LVIP American
		Lord Abbett	Century	Century	Century	LVIP American	LVIP American	LVIP
		Developing	Capital	Disciplined	Inflation	Century	Century	JPMorgan
		Growth	Appreciation	Core Value	Protection	International	Value	U.S. Equity
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
								(Service Class I)
	Units purchased	920	33,751	308,574	2,280	160,327	142,995	171,153
	Units withdrawn	(1,405)	(12,429)	(640,263)	(585)	(10,782)	(277,110)	(7,422)
	Units transferred between divisions and transferred (to) from GPA	(65,332)	460,233	(81,019)	5,309	6,380	13,671	(47,695)
	Net increase (decrease)	(65,817)	481,555	(412,708)	7,004	155,925	(120,444)	116,036

		Macquarie	Macquarie	Macquarie	Macquarie	Macquarie	MFS® Blended	MFS®
		VIP Asset	VIP Asset	VIP Emerging	VIP Science	VIP Small Cap	Research®	Global
		Strategy	Strategy	Markets	and Technology	Value	Core Equity	Real Estate
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Standard Class)	(Service Class)
	Units purchased	8,819	4,758	157,940	-	114,969	5,579	77,663
	Units withdrawn	(5,599)	(10,517)	(8,028)	(685)	(8,072)	(1,535)	(3,084)
	Units transferred between divisions and transferred (to) from GPA	-	24	25,335	(14)	11,701	(187,326)	35,333
	Net increase (decrease)	3,220	(5,735)	175,247	(699)	118,598	(183,282)	109,912
F-117

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MFS®		MFS®	MFS®	MFS®	MFS®
		Government	MFS®	International	Investors	Mid Cap	New	MFS®
		Securities	Growth	Intrinsic Value	Trust	Value	Discovery	Research
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	25	13,170	266,069	6,218	23,914	43,297	1,346
	Units withdrawn	(14)	(34,254)	(11,557)	(9,194)	(5,477)	(87,692)	(11,784)
	Units transferred between divisions and transferred (to) from GPA	194	(53,151)	(29,402)	1,932	215,348	4,208	(895)
	Net increase (decrease)	205	(74,235)	225,110	(1,044)	233,785	(40,187)	(11,333)

					MML
				MML	American Funds	MML	MML
		MFS®	MFS®	Aggressive	Core	American Funds	Balanced	MML
		Utilities	Value	Allocation	Allocation	Growth	Allocation	Blend
	2024 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	4,253	412,543	689,439	160,519	1,029,950	281,278	637,131
	Units withdrawn	(356)	(30,959)	(342,042)	(67,798)	(777,383)	(258,089)	(827,872)
	Units transferred between divisions and transferred (to) from GPA	-	(48,705)	60,957	(134,893)	(7,178)	(589,545)	(64,607)
	Net increase (decrease)	3,897	332,879	408,354	(42,172)	245,389	(566,356)	(255,348)

		MML	MML	MML		MML	MML	MML
		Blue Chip	Conservative	Dynamic	MML	Equity	Equity	Equity
	2024 (Continued)	Growth	Allocation	Bond	Equity	Income	Index	Index
		Division	Division	Division	Division	Division	Division	Division
							(Service Class I)	(Class II)
	Units purchased	611,932	83,696	34,650	1,313,845	160,713	311,704	564,265
	Units withdrawn	(767,614)	(86,226)	(21,315)	(1,943,425)	(105,204)	(36,438)	(1,456,429)
	Units transferred between divisions and transferred (to) from GPA	79,422	143,355	2,624	163,877	(622,146)	(429,543)	44,188
	Net increase (decrease)	(76,260)	140,825	15,959	(465,703)	(566,637)	(154,277)	(847,976)

		MML	MML	MML		MML	MML
		Equity	Equity	Focused	MML	Fundamental	Fundamental	MML
	2024 (Continued)	Index	Rotation	Equity	Foreign	Equity	Value	Global
		Division	Division	Division	Division	Division	Division	Division
		(Class III)						(Service Class I)
	Units purchased	1,150,914	41,957	73,918	96,712	20,163	29,013	13,289
	Units withdrawn	(453,183)	(1,094)	(36,696)	(26,129)	(10,708)	(12,289)	(3,873)
	Units transferred between divisions and transferred (to) from GPA	805,970	-	(1,657)	(8,385)	180,813	336,979	-
	Net increase (decrease)	1,503,701	40,863	35,565	62,198	190,268	353,703	9,416

F-118

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			MML	MML	MML	MML Inflation-	MML	MML
		MML	Growth	High	Income	Protected	International	iShares® 60/40
	2024 (Continued)	Global	Allocation	Yield	& Growth	and Income	Equity	Allocation
		Division	Division	Division	Division	Division	Division	Division
		(Class II)
	Units purchased	75,421	391,655	136,374	181,788	277,424	26,483	72,153
	Units withdrawn	(59,757)	(258,773)	(58,803)	(48,430)	(273,788)	(6,563)	(21,815)
	Units transferred between divisions and transferred (to) from GPA	(151)	90,514	3,704	(412,459)	51,133	190,391	12,694
	Net increase (decrease)	15,513	223,396	81,275	(279,101)	54,769	210,311	63,032

		MML	MML	MML	MML	MML	MML	MML
		iShares® 80/20	Large Cap	Managed	Managed	Mid Cap	Mid Cap	Moderate
	2024 (Continued)	Allocation	Growth	Bond	Volatility	Growth	Value	Allocation
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	84,154	250,964	778,723	237,126	271,956	223,232	128,154
	Units withdrawn	(24,087)	(138,032)	(1,127,841)	(426,035)	(157,572)	(81,141)	(107,647)
	Units transferred between divisions and transferred (to) from GPA	595	281,673	(162,468)	1,942	163,002	76,181	(63,943)
	Net increase (decrease)	60,662	394,605	(511,586)	(186,967)	277,386	218,272	(43,436)

		MML	MML	MML	MML	MML	MML Strategic	MML
		Short-Duration	Small Cap	Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable
	2024 (Continued)	Bond	Equity	Growth Equity	Value	Value	Markets	Equity
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	23,522	392,584	268,113	34,089	99,172	71,575	90,277
	Units withdrawn	(15,501)	(561,491)	(338,314)	(24,247)	(85,415)	(37,451)	(65,348)
	Units transferred between divisions and transferred (to) from GPA	48,946	485,212	(31,869)	(111,749)	84,121	9,388	(10,666)
	Net increase (decrease)	56,967	316,305	(102,070)	(101,907)	97,878	43,512	14,263

				PIMCO
		MML	MML	Commodity-	PIMCO
		Total Return	U.S. Government	RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO
	2024 (Continued)	Bond	Money Market	Strategy	Opportunities	High Yield	Income	Real Return
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	120,270	7,479,033	67,647	11,943	833	14,730	13,360
	Units withdrawn	(50,196)	(2,925,479)	(76,677)	(3,765)	(1,642)	(6,555)	(380)
	Units transferred between divisions and transferred (to) from GPA	941,782	(3,257,626)	1,217	(3,639)	-	(120)	(13,547)
	Net increase (decrease)	1,011,856	1,295,928	(7,813)	4,539	(809)	8,055	(567)

F-119

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			T. Rowe Price	T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton
		PIMCO	All-Cap	Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign
	2024 (Continued)	Total Return	Opportunities	Growth	Equity Income	Bond	Growth	VIP
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	9,963	10,878	64,173	217,264	-	229,807	340,227
	Units withdrawn	(3,454)	(32,111)	(174,599)	(424,839)	(6,747)	(608,969)	(445,259)
	Units transferred between divisions and transferred (to) from GPA	16,511	(3,843)	37,123	1,312	(140)	(25,389)	200,176
	Net increase (decrease)	23,020	(25,076)	(73,303)	(206,263)	(6,887)	(404,551)	95,144

						Vest
		Templeton	Vanguard VIF	Vanguard VIF	Vanguard VIF	US Large Cap	Voya	Voya
		Global	Global Bond	Mid Cap	Real Estate	10% Buffer	International	Russell™
	2024 (Continued)	Bond VIP	Index	Index	Index	Strategies V.I.	Index	Mid Cap Index
		Division	Division	Division	Division	Division	Division	Division
	Units purchased	16,268	157,544	494,299	144,590	526	75,691	299,547
	Units withdrawn	(1,168)	(80,273)	(169,890)	(61,866)	(135)	(13,050)	(20,829)
	Units transferred between divisions and transferred (to) from GPA	535	(41,509)	(117,175)	(10,332)	-	(193,001)	(298,940)
	Net increase (decrease)	15,635	35,762	207,234	72,392	391	(130,360)	(20,222)

		Voya	VY® CBRE
		Russell™	Global
	2024 (Continued)	Small Cap Index	Real Estate
		Division	Division
	Units purchased	38,858	27,434
	Units withdrawn	(9,816)	(37,016)
	Units transferred between divisions and transferred (to) from GPA	11,533	(2,633)
	Net increase (decrease)	40,575	(12,215)

F-120

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		American	American	American	American		American Funds
		Century	Century	Century	Century	American	Insurance Series®	American Funds
		VP Capital	VP Disciplined	VP Inflation	VP	Century	Asset	Insurance Series®
		Appreciation	Core Value	Protection	International	VP Value	Allocation	Growth-Income
	2023	Division	Division	Division	Division	Division	Division	Division
	Units purchased	65,005	342,561	-	104,743	170,683	255,426	453,672
	Units withdrawn	(5,043)	(701,370)	(478)	(11,079)	(279,509)	(675,434)	(818,584)
	Units transferred between divisions and transferred (to) from GPA	(27,971)	(38,848)	(4,229)	(1,105)	27,939	40,433	(55,840)
	Net increase (decrease)	31,991	(397,657)	(4,707)	92,559	(80,887)	(379,575)	(420,752)

		BlackRock	BlackRock	BlackRock	BlackRock	BNY Mellon	Delaware	Delaware
		High Yield	Small Cap Index	Small Cap Index	Total Return	MidCap	Ivy VIP Asset	Ivy VIP Asset
		V.I.	V.I.	V.I.	V.I.	Stock	Strategy	Strategy
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Class I)	(Class I)	(Class III)			(Class I)	(Class II)
	Units purchased	1,255	350,880	10,525	117,329	-	13,115	5,200
	Units withdrawn	(879)	(134,828)	(997)	(4,262)	(6,752)	(3,900)	(825)
	Units transferred between divisions and transferred (to) from GPA	(18,082)	14,152	2,575	(189,543)	(4,184)	-	34
	Net increase (decrease)	(17,706)	230,204	12,103	(76,476)	(10,936)	9,215	4,409

						Eaton Vance
		Delaware	Delaware VIP®	Delaware VIP®	DWS	VT	Fidelity®	Fidelity®
		Ivy VIP Science	Emerging	Small Cap	Small Cap	Floating-Rate	VIP	VIP
		and Technology	Markets	Value	Index	Income	Bond Index	Contrafund®
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Initial Class)	(Service Class)				(Initial Class)	(Initial Class)
	Units purchased	-	22,330	142,654	112,258	313	347,612	1,663,132
	Units withdrawn	(581)	(4,354)	(7,406)	(206,345)	(513)	(113,614)	(1,900,649)
	Units transferred between divisions and transferred (to) from GPA	(1,107)	264,772	115,127	(63,105)	(16,894)	(322)	16,880
	Net increase (decrease)	(1,688)	282,748	250,375	(157,192)	(17,094)	233,676	(220,637)

			Fidelity®	Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	Extended	Extended	VIP	VIP	VIP	VIP
		Contrafund®	Market Index	Market Index	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class)	(Initial Class)	(Service Class)
	Units purchased	44,480	222,755	-	29	103,780	88,616	81,036
	Units withdrawn	(150,177)	(63,632)	(2,677)	(1,198)	(16,981)	(13,250)	(11,458)
	Units transferred between divisions and transferred (to) from GPA	(12,589)	1,041	198,871	74,168	133,856	563,014	(6,770)
	Net increase (decrease)	(118,286)	160,164	196,194	72,999	220,655	638,380	62,808

F-121

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®	Fidelity®
		VIP	VIP	VIP	VIP	VIP	VIP	VIP
		Freedom 2040	Freedom 2045	Freedom 2050	Freedom 2055	Freedom 2060	Growth	Health Care
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	10,707	539	40,014	41	1,625	108,994	15,216
	Units withdrawn	(1,957)	(417)	(3,144)	(74)	(882)	(12,052)	(1,867)
	Units transferred between divisions and transferred (to) from GPA	35,827	1,507	45,912	(141)	(36,822)	11,200	3
	Net increase (decrease)	44,577	1,629	82,782	(174)	(36,079)	108,142	13,352

			Fidelity®	Fidelity®				Fidelity®
		Fidelity®	VIP	VIP	Fidelity®	Fidelity®	Fidelity®	VIP
		VIP	International	International	VIP	VIP	VIP	Strategic
		Index 500	Index	Index	Overseas	Real Estate	Real Estate	Income
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Service Class)	(Initial Class)	(Service Class 2)		(Initial Class)	(Service Class)
	Units purchased	402,671	318,685	15,703	1,364	51	5,207	407
	Units withdrawn	(30,497)	(108,026)	(4,567)	(426)	(5)	(2,436)	(170)
	Units transferred between divisions and transferred (to) from GPA	412,511	1,499	250,864	-	(29)	9,136	-
	Net increase (decrease)	784,685	212,158	262,000	938	17	11,907	237

		Fidelity®	Franklin Mutual	Franklin	Franklin	Goldman	Goldman Sachs	Goldman
		VIP	Global	Small Cap	Strategic	Sachs	International	Sachs
		Total Market	Discovery	Value	Income	Core Fixed	Equity	Large Cap
		Index	VIP	VIP	VIP	Income	Insights	Value
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
		(Initial Class)
	Units purchased	631,329	-	155,722	831	25,469	33,972	14
	Units withdrawn	(123,579)	(123)	(301,172)	(72)	(15,780)	(3,346)	(37)
	Units transferred between divisions and transferred (to) from GPA	70,871	536	277,210	(83)	106,763	37	-
	Net increase (decrease)	578,621	413	131,760	676	116,452	30,663	(23)

		Goldman	Goldman Sachs	Goldman	Goldman	Invesco
		Sachs	Small Cap	Sachs	Sachs	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
		Mid Cap	Equity	Strategic	U.S. Equity	International	American	Capital
		Value	Insights	Growth	Insights	Growth	Franchise	Appreciation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	1,823	5,901	59,051	38	923,171	140,535	682,689
	Units withdrawn	(2,480)	(492)	(140,111)	(1,333)	(923,218)	(2,414)	(1,596,686)
	Units transferred between divisions and transferred (to) from GPA	2,172	-	(58,344)	-	(839,991)	(65,324)	(158,915)
	Net increase (decrease)	1,515	5,409	(139,404)	(1,295)	(840,038)	72,797	(1,072,912)

F-122

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

			Invesco V.I.		Invesco V.I.	Invesco V.I.	Invesco V.I.
		Invesco V.I.	Conservative	Invesco V.I.	Discovery	Diversified	EQV International	Invesco V.I.
		Comstock	Balanced	Core Plus Bond	Mid Cap Growth	Dividend	Equity	Global
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	9,057	26,408	1,519,191	959,097	127,442	-	946,609
	Units withdrawn	(786)	(105,076)	(1,334,144)	(1,272,270)	(81,056)	(286)	(1,530,359)
	Units transferred between divisions and transferred (to) from GPA	-	257	(580,105)	(53,842)	(95,948)	2,086	(1,158,525)
	Net increase (decrease)	8,271	(78,411)	(395,058)	(367,015)	(49,562)	1,800	(1,742,275)

		Invesco V.I.	Invesco V.I.			Invesco V.I.	Invesco V.I.
		Global Real	Global	Invesco V.I.	Invesco V.I.	Main Street	Small Cap	Invesco V.I.
		Estate	Strategic Income	Health Care	Main Street	Small Cap	Equity	Technology
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	42,976	996,701	72,583	394,936	53,237	15	87,943
	Units withdrawn	(799)	(1,323,634)	(88,805)	(783,357)	(56,609)	(10)	(133,187)
	Units transferred between divisions and transferred (to) from GPA	(17,989)	3,960,649	(8,982)	(7,844)	(1,500)	61	(147,712)
	Net increase (decrease)	24,188	3,633,716	(25,204)	(396,265)	(4,872)	66	(192,956)

		Invesco V.I.	Janus	Janus	Janus	Janus	Janus	Janus
		U.S. Government	Henderson	Henderson	Henderson	Henderson	Henderson	Henderson
		Money	Balanced	Balanced	Forty	Forty	Global Research	Global Research
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
			(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)	(Institutional Class)	(Service Class)
	Units purchased	1,150,823	-	55,573	103,442	1,336	196,736	1,698
	Units withdrawn	(2,004,455)	(25)	(192,214)	(334,986)	(4,503)	(453,266)	(7,186)
	Units transferred between divisions and transferred (to) from GPA	(59,271)	-	21,202	(114,575)	(278)	5,960,085	(157)
	Net increase (decrease)	(912,903)	(25)	(115,439)	(346,119)	(3,445)	5,703,555	(5,645)

		Janus Henderson			MFS®
		Global	Lord Abbett	LVIP	Blended	MFS®	MFS®
		Technology and	Developing	JPMorgan	Research®	Global	Government	MFS®
		Innovation	Growth	U.S. Equity	Core Equity	Real Estate	Securities	Growth
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	5,729	1,607	-	-	24	26	10,216
	Units withdrawn	(547)	(2,524)	(3,577)	(5,289)	(1,005)	(12)	(68,422)
	Units transferred between divisions and transferred (to) from GPA	177	15,844	372,043	(32,015)	152,716	179	(52,165)
	Net increase (decrease)	5,359	14,927	368,466	(37,304)	151,735	193	(110,371)
F-123

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		MFS®	MFS®	MFS®	MFS®
		International	Investors	Mid Cap	New	MFS®	MFS®	MFS®
		Intrinsic Value	Trust	Value	Discovery	Research	Utilities	Value
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	16,635	5,002	83,392	46,441	3,235	3,613	200,773
	Units withdrawn	(5,583)	(46,036)	(2,381)	(79,986)	(22,541)	(319)	(30,207)
	Units transferred between divisions and transferred (to) from GPA	523,914	(2,599)	(32,464)	4,601	1,130	-	262,770
	Net increase (decrease)	534,966	(43,633)	48,547	(28,944)	(18,176)	3,294	433,336

			MML
		MML	American Funds	MML	MML		MML	MML
		Aggressive	Core	American Funds	Balanced	MML	Blue Chip	Conservative
		Allocation	Allocation	Growth	Allocation	Blend	Growth	Allocation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	773,928	348,334	1,445,450	331,375	532,281	973,220	107,443
	Units withdrawn	(417,279)	(58,455)	(557,982)	(199,379)	(677,351)	(683,572)	(70,023)
	Units transferred between divisions and transferred (to) from GPA	(19,038)	408,293	179,893	576,496	(116,346)	258,414	133,526
	Net increase (decrease)	337,611	698,172	1,067,361	708,492	(261,416)	548,062	170,946

		MML		MML	MML	MML	MML	MML
		Dynamic	MML	Equity	Equity	Equity	Equity	Equity
		Bond	Equity	Income	Index	Index	Index	Rotation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
					(Service Class I)	(Class II)	(Class III)
	Units purchased	61,632	1,011,187	168,428	362,785	803,344	1,690,106	71
	Units withdrawn	(6,819)	(1,934,096)	(111,808)	(32,689)	(1,851,781)	(374,175)	(23)
	Units transferred between divisions and transferred (to) from GPA	12,172	(64,770)	223,391	(546,640)	(40,714)	437,964	-
	Net increase (decrease)	66,985	(987,679)	280,011	(216,544)	(1,089,151)	1,753,895	48

		MML		MML	MML			MML
		Focused	MML	Fundamental	Fundamental	MML	MML	Growth
		Equity	Foreign	Equity	Value	Global	Global	Allocation
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
						(Service Class I)	(Class II)
	Units purchased	40,871	99,584	24,043	29,755	-	88,989	460,502
	Units withdrawn	(35,531)	(23,654)	(40,279)	(10,750)	(2,490)	(53,730)	(248,222)
	Units transferred between divisions and transferred (to) from GPA	(11,988)	39	225	7,917	120,985	(4,013)	(67,444)
	Net increase (decrease)	(6,648)	75,969	(16,011)	26,922	118,495	31,246	144,836
F-124

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

				MML
		MML	MML	Inflation-	MML	MML	MML	MML
		High	Income	Protected	International	iShares® 60/40	iShares® 80/20	Large Cap
		Yield	& Growth	and Income	Equity	Allocation	Allocation	Growth
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	82,522	397,677	263,933	24,368	7,827	21,878	195,188
	Units withdrawn	(46,331)	(88,975)	(345,157)	(6,214)	(4,196)	(2,171)	(86,263)
	Units transferred between divisions and transferred (to) from GPA	17,421	(351,423)	39,427	(286)	2,242	799	20,770
	Net increase (decrease)	53,612	(42,721)	(41,797)	17,868	5,873	20,506	129,695

		MML	MML	MML	MML	MML	MML	MML
		Managed	Managed	Mid Cap	Mid Cap	Moderate	Short-Duration	Small Cap
		Bond	Volatility	Growth	Value	Allocation	Bond	Equity
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	776,525	267,516	319,504	221,301	180,018	20,005	411,129
	Units withdrawn	(1,396,652)	(652,911)	(161,577)	(108,422)	(119,849)	(13,273)	(620,646)
	Units transferred between divisions and transferred (to) from GPA	(3,034,093)	(87,461)	(40,806)	1,607	7,434	(172,668)	(35,735)
	Net increase (decrease)	(3,654,220)	(472,856)	117,121	114,486	67,603	(165,936)	(245,252)

					MML
		MML	MML	MML	Strategic	MML	MML	MML
		Small Cap	Small Company	Small/Mid Cap	Emerging	Sustainable	Total Return	U.S. Government
		Growth Equity	Value	Value	Markets	Equity	Bond	Money Market
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	352,738	60,718	103,301	98,957	98,520	217,607	7,639,206
	Units withdrawn	(453,204)	(38,307)	(64,045)	(62,140)	(90,620)	(43,955)	(5,481,370)
	Units transferred between divisions and transferred (to) from GPA	(22,223)	21,024	7,894	(6,548)	(1,659)	11,823	(4,200,206)
	Net increase (decrease)	(122,689)	43,435	47,150	30,269	6,241	185,475	(2,042,370)

		PIMCO
		Commodity-	PIMCO					T. Rowe Price
		RealReturn®	Global Bond	PIMCO	PIMCO	PIMCO	PIMCO	All-Cap
		Strategy	Opportunities	High Yield	Income	Real Return	Total Return	Opportunities
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	108,647	12,281	998	15,348	14,258	30	23,666
	Units withdrawn	(109,541)	(3,275)	(1,794)	(1,279)	(511)	(2,831)	(66,215)
	Units transferred between divisions and transferred (to) from GPA	(5,707)	(399)	-	-	(12,131)	(11,366)	45,002
	Net increase (decrease)	(6,601)	8,607	(796)	14,069	1,616	(14,167)	2,453
F-125

Notes To Financial Statements (Continued)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS (Continued)

		T. Rowe Price		T. Rowe Price	T. Rowe Price	Templeton	Templeton	Vanguard VIF
		Blue Chip	T. Rowe Price	Limited-Term	Mid-Cap	Foreign	Global	Global Bond
		Growth	Equity Income	Bond	Growth	VIP	Bond VIP	Index
	2023 (Continued)	Division	Division	Division	Division	Division	Division	Division
	Units purchased	88,131	252,125	-	262,474	346,961	12,714	190,922
	Units withdrawn	(196,629)	(462,129)	(5,757)	(646,140)	(419,252)	(1,029)	(60,251)
	Units transferred between divisions and transferred (to) from GPA	115,878	(15,899)	(10,674)	(22,345)	(127,598)	(9,243)	(12,926)
	Net increase (decrease)	7,380	(225,903)	(16,431)	(406,011)	(199,889)	2,442	117,745

		Vanguard VIF	Vanguard VIF	Voya	Voya	Voya	VY® CBRE
		Mid Cap	Real Estate	International	Russell™	Russell™	Global
		Index	Index	Index	Mid Cap Index	Small Cap Index	Real Estate
	2023 (Continued)	Division	Division	Division	Division	Division	Division
	Units purchased	607,401	179,843	192,175	98,300	12,620	30,450
	Units withdrawn	(160,562)	(56,533)	(12,804)	(17,258)	(8,057)	(17,792)
	Units transferred between divisions and transferred (to) from GPA	23,859	4,153	(95,509)	226,717	105,177	(1,446)
	Net increase (decrease)	470,698	127,463	83,862	307,759	109,740	11,212

F-126

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS
	A.					A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the years in the five-year period ended December 31, 2024 follows:

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
American Funds Insurance Series® Asset Allocation Division
	2024	5,814,712	$4.14	to	$5.37	$28,330,655	2.18	0.25%	to	1.00%	15.27%	to	16.15%
	2023	5,962,672	3.59	to	4.63	25,016,590	2.24	0.25	to	1.00	13.14	to	13.98
	2022	6,342,247	3.18	to	4.06	23,350,591	1.91	0.25	to	1.00	(14.26)	to	(13.62)
	2021	6,513,177	3.70	to	4.70	27,801,866	1.55	0.25	to	1.00	13.96	to	14.81
	2020	6,719,434	3.25	to	4.09	25,043,652	1.70	0.25	to	1.00	11.34	to	12.18
American Funds Insurance Series® Growth-Income Division
	2024	7,697,712	5.97	to	8.29	53,894,748	1.11	0.25	to	1.00	22.99	to	23.92
	2023	8,213,963	4.85	to	6.69	46,462,834	1.38	0.25	to	1.00	24.89	to	25.82
	2022	8,634,714	3.89	to	5.32	38,935,008	1.28	0.25	to	1.00	(17.32)	to	(16.70)
	2021	9,062,804	4.70	to	6.39	49,515,332	1.13	0.25	to	1.00	22.86	to	23.79
	2020	9,654,332	3.82	to	5.16	43,139,764	1.38	0.25	to	1.00	12.42	to	13.26
BlackRock High Yield V.I. Division
	2024	46,167	-	-	1.43	65,939	6.93	-	-	0.25	-	-	8.29
	2023	48,906	-	-	1.32	64,505	6.54	-	-	0.25	-	-	13.24
	2022	66,612	-	-	1.16	77,588	5.14	-	-	0.25	-	-	(10.35)
	2021	118,064	-	-	1.30	153,399	4.50	-	-	0.25	-	-	5.33
	2020	111,215	-	-	1.23	137,185	5.27	-	-	0.25	-	-	7.31
BlackRock Small Cap Index V.I. Division (Class I)
	2024	944,339	-	-	1.25	1,175,387	1.97	-	-	0.80	-	-	10.42
	2023	808,424	-	-	1.13	912,375	1.56	-	-	0.80	-	-	15.77
	2022	578,220	-	-	0.97	563,661	1.52	-	-	0.80	-	-	(21.09)
	2021	266,372	-	-	1.24	329,081	2.41	-	-	0.80	-	-	13.66
	2020	5,324	-	-	1.09	5,787	0.20	-	-	0.80	-	-	-
BlackRock Small Cap Index V.I. Division (Class III)¹⁰
	2024	32,437	-	-	1.02	32,958	1.76	-	-	0.25	-	-	11.07
	2023	24,827	-	-	0.91	22,711	1.55	-	-	0.25	-	-	16.43
	2022	12,724	-	-	0.79	9,998	1.63	-	-	0.25	-	-	-
	2021	1,508	-	-	0.99	1,493	1.21	-	-	0.25	-	-	-
BlackRock Total Return V.I. Division
	2024	1,371,735	-	-	1.09	1,495,877	4.46	-	-	0.25	-	-	1.39
	2023	194,736	-	-	1.08	209,445	3.87	-	-	0.25	-	-	5.83
	2022	271,212	-	-	1.02	275,620	2.38	-	-	0.25	-	-	(14.06)
	2021	227,326	-	-	1.18	268,804	1.68	-	-	0.25	-	-	(1.43)
	2020	370,330	-	-	1.20	444,258	2.17	-	-	0.25	-	-	8.90
BNY Mellon MidCap Stock Division
	2024	388,022	-	-	1.71	664,488	0.43	-	-	0.25	-	-	12.33
	2023	227,903	-	-	1.52	347,436	0.56	-	-	0.25	-	-	17.99
	2022	238,839	-	-	1.29	308,604	0.47	-	-	0.25	-	-	(14.28)
	2021	157,431	-	-	1.51	237,312	0.23	-	-	0.25	-	-	25.56
	2020	65,893	-	-	1.20	79,107	0.40	-	-	0.25	-	-	7.85
DWS Small Cap Index Division
	2024	2,150,008	4.21	to	5.38	10,610,053	1.16	0.25	to	1.00	10.04	to	10.87
	2023	2,227,999	3.83	to	4.85	9,922,288	1.12	0.25	to	1.00	15.60	to	16.47
	2022	2,385,191	3.31	to	4.17	9,120,995	0.91	0.25	to	1.00	(21.42)	to	(20.83)
	2021	2,454,100	4.21	to	5.27	11,860,935	0.83	0.25	to	1.00	13.36	to	14.22
	2020	2,521,917	3.72	to	4.61	10,685,836	1.10	0.25	to	1.00	18.24	to	19.13
F-127

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Eaton Vance VT Floating-Rate Income Division
	2024	23,569	$-	-	$1.36	$32,123	8.06%	-%	-	0.25%	-%	-	7.85%
	2023	18,911	-	-	1.26	23,898	8.34	-	-	0.25	-	-	11.47
	2022	36,004	-	-	1.13	40,816	4.78	-	-	0.25	-	-	(2.36)
	2021	37,104	-	-	1.16	43,081	3.14	-	-	0.25	-	-	3.76
	2020	95,460	-	-	1.12	106,816	3.46	-	-	0.25	-	-	2.27
Fidelity® VIP Bond Index Division (Initial Class)
	2024	899,843	-	-	0.88	795,756	2.95	-	-	0.80	-	-	0.40
	2023	799,613	-	-	0.88	701,768	2.73	-	-	0.80	-	-	4.64
	2022	565,938	-	-	0.84	474,684	2.21	-	-	0.80	-	-	(13.88)
	2021	197,399	-	-	0.97	192,257	1.66	-	-	0.80	-	-	(2.73)
	2020	2,885	-	-	1.00	2,889	0.17	-	-	0.80	-	-	-
Fidelity® VIP Contrafund® Division (Initial Class)
	2024	16,356,592	8.25	to	8.76	135,744,268	0.19	0.15	to	1.00	32.45	to	33.59
	2023	16,615,944	6.23	to	6.56	105,911,159	0.49	0.15	to	1.00	32.13	to	33.25
	2022	16,836,581	4.71	to	4.92	83,308,966	0.51	0.15	to	1.00	(27.05)	to	(26.42)
	2021	16,632,193	6.46	to	6.69	116,779,958	0.06	0.15	to	1.00	26.56	to	27.64
	2020	16,934,529	5.10	to	5.24	95,130,421	0.25	0.15	to	1.00	29.27	to	30.37
Fidelity® VIP Contrafund® Division (Service Class)
	2024	1,303,309	8.49	to	9.13	10,347,116	0.09	0.40	to	0.75	32.63	to	33.10
	2023	1,357,752	6.40	to	6.86	8,120,384	0.38	0.40	to	0.75	32.35	to	32.81
	2022	1,476,037	4.84	to	5.17	6,721,785	0.40	0.40	to	0.75	(26.93)	to	(26.68)
	2021	1,563,644	6.62	to	7.05	9,712,506	0.05	0.40	to	0.75	26.76	to	27.14
	2020	1,631,705	5.22	to	5.54	8,374,787	0.15	0.60	to	0.75	29.46	to	29.65
Fidelity® VIP Extended Market Index Division (Initial Class)
	2024	557,933	-	-	1.36	758,052	1.44	-	-	0.80	-	-	11.41
	2023	477,416	-	-	1.22	582,427	2.11	-	-	0.80	-	-	16.50
	2022	317,252	-	-	1.05	332,210	1.69	-	-	0.80	-	-	(18.78)
	2021	148,046	-	-	1.29	190,865	2.38	-	-	0.80	-	-	20.27
	2020	2,427	-	-	1.07	2,602	-	-	-	0.80	-	-	-
Fidelity® VIP Extended Market Index Division (Service Class)¹⁰
	2024	683,055	-	-	1.09	747,783	1.58	-	-	0.25	-	-	12.02
	2023	196,194	-	-	0.98	191,730	1.79	-	-	0.25	-	-	17.11
Fidelity® VIP Freedom 2020 Division
	2024	47,466	-	-	1.54	73,309	2.85	-	-	0.25	-	-	7.55
	2023	83,337	-	-	1.44	119,673	4.70	-	-	0.25	-	-	12.34
	2022	10,337	-	-	1.28	13,214	2.12	-	-	0.25	-	-	(15.83)
	2021	8,901	-	-	1.52	13,517	0.89	-	-	0.25	-	-	9.47
	2020	10,701	-	-	1.39	14,846	1.13	-	-	0.25	-	-	14.92
Fidelity® VIP Freedom 2025 Division
	2024	225,263	-	-	1.61	362,693	1.63	-	-	0.25	-	-	8.40
	2023	832,720	-	-	1.49	1,236,852	2.84	-	-	0.25	-	-	13.48
	2022	612,066	-	-	1.31	801,108	2.10	-	-	0.25	-	-	(16.51)
	2021	394,002	-	-	1.57	617,665	1.18	-	-	0.25	-	-	10.71
	2020	162,124	-	-	1.42	229,577	1.45	-	-	0.25	-	-	15.83
Fidelity® VIP Freedom 2030 Division
	2024	923,925	-	-	1.70	1,570,044	2.56	-	-	0.25	-	-	9.34
	2023	942,739	-	-	1.55	1,465,133	2.84	-	-	0.25	-	-	14.56
	2022	304,359	-	-	1.36	412,909	2.12	-	-	0.25	-	-	(16.94)
	2021	77,802	-	-	1.63	127,084	1.31	-	-	0.25	-	-	12.24
	2020	10,532	-	-	1.46	15,328	2.36	-	-	0.25	-	-	16.76
F-128

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP Freedom 2035 Division
	2024	1,153,407	$-	-	$1.84	$2,122,744	1.77%	-%	-	0.25%	-%	-	10.93%
	2023	1,059,304	-	-	1.66	1,757,413	1.99	-	-	0.25	-	-	16.71
	2022	996,496	-	-	1.42	1,416,516	1.97	-	-	0.25	-	-	(17.75)
	2021	531,977	-	-	1.73	919,419	1.03	-	-	0.25	-	-	15.32
	2020	357,294	-	-	1.50	535,494	1.72	-	-	0.25	-	-	18.15
Fidelity® VIP Freedom 2040 Division
	2024	210,459	-	-	1.96	411,809	1.43	-	-	0.25	-	-	12.99
	2023	172,137	-	-	1.73	298,104	1.80	-	-	0.25	-	-	18.77
	2022	127,560	-	-	1.46	185,997	1.37	-	-	0.25	-	-	(18.30)
	2021	76,059	-	-	1.78	135,749	1.02	-	-	0.25	-	-	17.69
	2020	34,486	-	-	1.52	52,301	1.32	-	-	0.25	-	-	19.16
Fidelity® VIP Freedom 2045 Division¹⁰
	2024	156,960	-	-	1.19	186,685	2.00	-	-	0.25	-	-	13.70
	2023	16,273	-	-	1.05	17,022	1.28	-	-	0.25	-	-	19.33
	2022	14,644	-	-	0.88	12,837	2.27	-	-	0.25	-	-	(18.30)
Fidelity® VIP Freedom 2050 Division
	2024	85,706	-	-	1.98	169,544	0.62	-	-	0.25	-	-	13.74
	2023	202,304	-	-	1.74	351,866	1.74	-	-	0.25	-	-	19.36
	2022	119,522	-	-	1.46	174,161	1.17	-	-	0.25	-	-	(18.35)
	2021	131,990	-	-	1.78	235,563	1.67	-	-	0.25	-	-	17.73
	2020	9,651	-	-	1.52	14,629	1.21	-	-	0.25	-	-	19.17
Fidelity® VIP Freedom 2055 Division¹⁰
	2024	5,509	-	-	1.19	6,555	2.23	-	-	0.25	-	-	13.72
	2023	934	-	-	1.05	978	0.26	-	-	0.25	-	-	19.40
	2022	1,109	-	-	0.88	972	2.24	-	-	0.25	-	-	(18.36)
Fidelity® VIP Freedom 2060 Division¹⁰
	2024	232,002	-	-	1.19	275,975	7.27	-	-	0.25	-	-	13.72
	2023	15,372	-	-	1.05	16,079	0.57	-	-	0.25	-	-	19.30
	2022	51,451	-	-	0.88	45,110	2.74	-	-	0.25	-	-	-
Fidelity® VIP Freedom Income Division¹¹
	2024	647,292	-	-	1.01	656,060	3.08	-	-	0.25	-	-	4.28
Fidelity® VIP Growth Division
	2024	401,885	3.57	to	5.29	1,565,121	-	0.25	to	0.40	29.74	to	30.27
	2023	567,689	2.74	to	4.08	1,659,284	0.04	0.25	to	0.40	35.55	to	36.09
	2022	459,547	2.02	to	3.01	1,003,308	0.50	0.25	to	0.40	(24.82)	to	(24.52)
	2021	282,918	2.67	to	4.00	860,161	-	0.25	to	0.40	22.53	to	23.08
	2020	161,149	2.17	to	3.27	435,983	0.05	0.25	to	0.60	42.89	to	43.75
Fidelity® VIP Health Care Division⁵
	2024	54,279	-	-	1.03	55,978	-	-	-	0.25	-	-	4.29
	2023	13,352	-	-	0.99	13,192	-	-	-	0.25	-	-	-
Fidelity® VIP Index 500 Division (Service Class)⁸
	2024	1,845,742	-	-	1.47	2,718,603	1.67	-	-	0.25	-	-	24.77
	2023	1,111,184	-	-	1.18	1,311,716	1.17	-	-	0.25	-	-	26.07
	2022	326,499	-	-	0.94	305,719	1.37	-	-	0.25	-	-	(18.30)

F-129

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Fidelity® VIP International Index Division (Initial Class)
	2024	844,239	$-	-	$1.13	$953,613	3.09%	-%	-	0.80%	-%	-	4.26%
	2023	708,749	-	-	1.08	768,065	3.20	-	-	0.80	-	-	15.24
	2022	496,591	-	-	0.94	467,003	2.81	-	-	0.80	-	-	(16.69)
	2021	208,568	-	-	1.13	235,424	5.14	-	-	0.80	-	-	6.86
	2020	6,120	-	-	1.06	6,465	0.46	-	-	0.80	-	-	-
Fidelity® VIP International Index Division (Service Class 2)¹⁰
	2024	348,346	-	-	1.03	357,165	2.87	-	-	0.25	-	-	4.82
	2023	305,960	-	-	0.98	299,275	3.27	-	-	0.25	-	-	15.88
	2022	43,959	-	-	0.84	37,107	5.89	-	-	0.25	-	-	(16.21)
	2021	13,454	-	-	1.01	13,554	3.74	-	-	0.25	-	-	-
Fidelity® VIP Overseas Division⁵
	2024	82,122	1.10	to	1.59	123,232	1.58	0.25	to	0.80	-	-	5.05
	2023	938	1.06	to	1.51	993	3.44	0.25	to	0.80	-	-	20.51
Fidelity® VIP Real Estate Division (Initial Class)⁵
	2024	238	-	-	1.14	273	4.19	-	-	0.80	-	-	5.67
	2023	17	-	-	1.08	18	-	-	-	0.80	-	-	-
Fidelity® VIP Real Estate Division (Service Class)
	2024	174,518	-	-	1.29	225,649	5.58	-	-	0.25	-	-	6.38
	2023	109,152	-	-	1.22	132,673	2.64	-	-	0.25	-	-	11.09
	2022	97,244	-	-	1.09	106,402	0.63	-	-	0.25	-	-	(27.62)
	2021	150,950	-	-	1.51	228,180	1.03	-	-	0.25	-	-	38.86
	2020	118,029	-	-	1.09	128,487	2.13	-	-	0.25	-	-	(6.61)
Fidelity® VIP Strategic Income Division⁵
	2024	54,363	-	-	1.11	59,689	3.93	-	-	0.80	-	-	5.23
	2023	238	-	-	1.05	250	4.45	-	-	0.80	-	-	-
Fidelity® VIP Total Market Index Division (Initial Class)
	2024	2,063,964	-	-	1.62	3,192,000	1.47	-	-	0.80	-	-	22.70
	2023	1,053,612	-	-	1.32	1,391,581	1.56	-	-	0.80	-	-	25.07
	2022	474,991	-	-	1.06	501,603	1.85	-	-	0.80	-	-	(19.86)
	2021	211,399	-	-	1.32	278,569	1.98	-	-	0.80	-	-	24.68
	2020	7,537	-	-	1.06	7,966	0.67	-	-	0.80	-	-	-
Fidelity® VIP Total Market Index Division (Service Class 2)¹⁰
	2024	141,492	-	-	1.40	198,293	0.80	-	-	0.25	-	-	23.38
Franklin Mutual Global Discovery VIP Division
	2024	2,730	-	-	1.54	4,212	1.88	-	-	0.25	-	-	4.66
	2023	2,044	-	-	1.47	3,013	2.81	-	-	0.25	-	-	20.31
	2022	1,630	-	-	1.23	1,998	1.40	-	-	0.25	-	-	(4.75)
	2021	1,509	-	-	1.29	1,942	2.63	-	-	0.25	-	-	19.13
	2020	1,773	-	-	1.08	1,915	2.72	-	-	0.25	-	-	(4.46)
Franklin Small Cap Value VIP Division
	2024	3,634,579	5.09	to	7.38	19,559,749	0.93	0.25	to	1.00	10.59	to	11.43
	2023	3,648,614	4.60	to	6.62	17,951,363	0.52	0.25	to	1.00	11.63	to	12.46
	2022	3,516,854	4.12	to	5.89	16,501,845	0.98	0.25	to	1.00	(10.96)	to	(10.29)
	2021	3,602,625	4.63	to	6.56	19,136,069	1.01	0.25	to	1.00	24.12	to	25.05
	2020	3,445,561	3.73	to	5.25	15,380,819	1.49	0.25	to	1.00	4.14	to	4.93
F-130

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Franklin Strategic Income VIP Division⁷
	2024	2,840	$-	-	$1.14	$3,225	4.72%	-%	-	0.25%	-%	-	4.02%
	2023	1,569	-	-	1.09	1,712	4.49	-	-	0.25	-	-	8.18
	2022	894	-	-	1.01	902	6.73	-	-	0.25	-	-	(10.75)
	2021	7,066	-	-	1.13	7,989	1.87	-	-	0.25	-	-	2.11
Goldman Sachs Core Fixed Income Division
	2024	733,180	-	-	1.07	781,697	3.78	-	-	0.25	-	-	0.89
	2023	849,586	-	-	1.06	897,802	2.86	-	-	0.25	-	-	5.83
	2022	733,135	-	-	1.00	732,062	1.45	-	-	0.25	-	-	(14.28)
	2021	772,752	-	-	1.16	900,136	1.11	-	-	0.25	-	-	(2.23)
	2020	532,525	-	-	1.19	634,452	2.00	-	-	0.25	-	-	9.40
Goldman Sachs International Equity Insights Division
	2024	88,071	1.42	to	2.08	165,079	1.93	0.25	to	0.40	5.71	to	6.13
	2023	167,207	1.33	to	1.97	262,452	2.98	0.25	to	0.40	18.23	to	18.71
	2022	136,545	1.12	to	1.67	187,872	3.66	0.25	to	0.40	(13.90)	to	(13.55)
	2021	90,678	1.30	to	1.93	159,157	2.96	0.25	to	0.40	11.67	to	12.17
	2020	76,640	1.16	to	1.73	126,576	1.36	0.25	to	0.60	6.17	to	6.81
Goldman Sachs Large Cap Value Division
	2024	776	4.08	to	4.52	3,393	1.46	0.30	to	0.40	16.63	to	16.74
	2023	774	3.50	to	3.87	2,901	1.78	0.30	to	0.40	12.56	to	12.67
	2022	798	3.11	to	3.44	2,653	1.37	0.30	to	0.40	(6.74)	to	(6.65)
	2021	2,031	3.34	to	3.68	7,377	1.14	0.30	to	0.40	23.58	to	23.76
	2020	2,273	2.70	to	2.97	6,680	1.38	0.30	to	0.60	3.36	to	3.67
Goldman Sachs Mid Cap Value Division
	2024	387,832	2.01	to	10.17	2,577,151	1.07	0.25	to	0.40	11.95	to	12.40
	2023	258,933	1.79	to	9.09	2,085,010	1.04	0.25	to	0.40	10.98	to	11.42
	2022	257,418	1.60	to	8.19	1,890,198	0.70	0.25	to	0.40	(10.35)	to	(9.99)
	2021	242,304	1.78	to	9.13	2,101,791	0.46	0.25	to	0.40	30.36	to	30.95
	2020	260,663	1.36	to	7.01	1,751,755	0.60	0.25	to	0.60	7.75	to	8.40
Goldman Sachs Small Cap Equity Insights Division
	2024	38,738	-	-	1.93	74,674	1.06	-	-	0.25	-	-	19.05
	2023	34,164	-	-	1.62	55,319	1.14	-	-	0.25	-	-	19.27
	2022	28,756	-	-	1.36	39,037	0.27	-	-	0.25	-	-	(19.38)
	2021	33,413	-	-	1.68	56,264	0.64	-	-	0.25	-	-	23.79
	2020	14,983	-	-	1.36	20,381	0.30	-	-	0.25	-	-	8.58
Goldman Sachs Strategic Growth Division
	2024	1,723,958	7.28	to	7.67	14,057,433	-	0.25	to	1.00	31.04	to	32.03
	2023	1,917,718	5.51	to	5.86	11,902,030	-	0.25	to	1.00	40.53	to	41.59
	2022	2,057,122	3.89	to	4.17	8,956,660	-	0.25	to	1.00	(33.19)	to	(32.68)
	2021	2,152,874	5.78	to	6.24	13,705,655	-	0.25	to	1.00	20.71	to	21.62
	2020	2,272,721	4.75	to	5.17	11,749,749	0.09	0.25	to	1.00	39.11	to	40.15
Goldman Sachs U.S. Equity Insights Division
	2024	38,324	5.62	to	6.82	215,431	0.67	0.30	to	0.40	27.81	to	27.94
	2023	39,290	4.40	to	5.33	172,804	0.70	0.30	to	0.40	23.31	to	23.44
	2022	40,585	3.57	to	4.32	144,753	0.82	0.30	to	0.40	(20.06)	to	(19.98)
	2021	42,914	4.46	to	5.40	192,467	0.83	0.30	to	0.40	28.83	to	29.02
	2020	43,658	3.46	to	4.18	152,124	0.88	0.30	to	0.60	16.84	to	17.19
F-131

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco Oppenheimer V.I. International Growth Division
	2024	8,032,754	$3.20	to	$3.21	$27,005,806	0.66%	0.15%	to	1.00%	(2.65)%	to	(1.67)%
	2023	7,827,963	3.27	to	3.28	27,225,387	0.60	0.15	to	1.00	19.86	to	21.06
	2022	8,668,000	2.70	to	2.74	24,954,829	-	0.15	to	1.00	(27.85)	to	(27.13)
	2021	8,482,553	3.71	to	3.80	33,213,861	-	0.15	to	1.00	9.12	to	10.22
	2020	8,858,724	3.38	to	3.48	30,988,304	0.99	0.15	to	1.00	20.29	to	21.32
Invesco V.I. American Franchise Division⁷
	2024	488,505	-	-	2.98	1,456,683	-	-	-	0.25	-	-	34.89
	2023	198,188	-	-	2.21	438,128	-	-	-	0.25	-	-	40.93
	2022	125,391	-	-	1.57	196,698	-	-	-	0.25	-	-	(31.11)
	2021	107,285	-	-	2.28	244,305	-	-	-	0.25	-	-	11.93
Invesco V.I. Capital Appreciation Division
	2024	14,406,242	5.98	to	8.15	112,614,043	-	0.15	to	1.00	32.82	to	33.96
	2023	15,425,839	4.50	to	6.09	90,430,969	-	0.15	to	1.00	34.03	to	35.17
	2022	16,498,752	3.36	to	4.50	71,298,785	-	0.15	to	1.00	(31.47)	to	(30.89)
	2021	17,159,403	4.90	to	6.51	106,714,489	-	0.15	to	1.00	21.35	to	22.38
	2020	18,217,853	4.04	to	5.32	91,482,106	-	0.15	to	1.00	35.23	to	36.38
Invesco V.I. Comstock Division
	2024	60,052	-	-	2.18	130,789	1.88	-	-	0.25	-	-	15.18
	2023	55,585	-	-	1.89	105,109	2.10	-	-	0.25	-	-	12.36
	2022	47,314	-	-	1.68	79,627	1.83	-	-	0.25	-	-	1.12
	2021	39,987	-	-	1.66	66,549	2.06	-	-	0.25	-	-	33.36
	2020	31,477	-	-	1.25	39,281	3.32	-	-	0.25	-	-	(0.85)
Invesco V.I. Core Plus Bond Division[13]
	2024	10,500,568	1.13	to	1.52	15,206,000	3.79	0.25	to	1.00	2.03	to	2.80
	2023	10,254,266	1.11	to	1.48	14,419,665	2.69	0.25	to	1.00	5.09	to	5.88
	2022	10,649,324	1.05	to	1.40	14,033,777	1.92	0.25	to	1.00	(14.88)	to	(14.24)
	2021	10,437,422	1.24	to	1.63	16,061,867	2.16	0.25	to	1.00	(2.63)	to	(1.89)
	2020	10,262,042	1.27	to	1.66	16,092,701	3.27	0.25	to	1.00	8.62	to	9.44
Invesco V.I. Discovery Mid Cap Growth Division
	2024	12,523,494	5.18	to	7.39	77,026,477	-	0.15	to	1.00	22.99	to	24.04
	2023	13,017,146	4.21	to	5.96	64,940,058	-	0.15	to	1.00	12.03	to	12.98
	2022	13,384,160	3.76	to	5.28	59,481,574	-	0.15	to	1.00	(31.67)	to	(31.08)
	2021	13,755,137	5.50	to	7.66	90,502,517	-	0.15	to	1.00	17.91	to	18.92
	2020	14,069,144	4.66	to	6.44	78,851,437	0.04	0.15	to	1.00	39.29	to	40.48
Invesco V.I. Diversified Dividend Division
	2024	1,084,449	1.84	to	3.99	2,726,123	1.86	0.15	to	1.00	12.08	to	13.05
	2023	1,090,322	1.64	to	3.53	2,410,815	1.94	0.15	to	1.00	7.96	to	8.88
	2022	1,139,884	1.52	to	3.24	2,301,016	1.88	0.15	to	1.00	(2.66)	to	(1.83)
	2021	1,330,527	1.57	to	3.30	2,670,108	2.07	0.15	to	1.00	17.71	to	18.72
	2020	1,370,729	1.33	to	2.78	2,338,155	3.17	0.15	to	1.00	(0.86)	to	(0.01)
Invesco V.I. Equity & Income Division[12]
	2024	467,341	2.82	to	4.62	1,319,503	2.10	0.30	to	0.75	9.13	to	9.61
	2023	548,818	2.58	to	4.21	1,417,839	1.79	0.30	to	0.75	11.76	to	12.26
	2022	627,229	2.31	to	3.75	1,449,861	1.34	0.30	to	0.75	(17.47)	to	(17.10)
	2021	657,847	2.80	to	4.52	1,841,957	1.52	0.30	to	0.75	9.81	to	10.30
	2020	833,476	2.55	to	4.10	2,125,431	2.13	0.30	to	0.75	14.00	to	14.51
Invesco V.I. EQV International Equity Division
	2024	23,394	-	-	1.39	32,587	1.89	-	-	0.25	-	-	0.62
	2023	16,647	-	-	1.38	23,046	0.20	-	-	0.25	-	-	18.15
	2022	14,847	-	-	1.17	17,396	2.01	-	-	0.25	-	-	(18.31)
	2021	4,216	-	-	1.43	6,047	1.34	-	-	0.25	-	-	5.89
	2020	1,976	-	-	1.35	2,676	2.64	-	-	0.25	-	-	14.00
F-132

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Invesco V.I. Global Division
	2024	15,687,474	$5.38	to	$5.79	$112,002,568	-%	0.15%	to	1.00%	14.91%	to	15.89%
	2023	16,632,778	4.68	to	4.99	102,161,631	0.21	0.15	to	1.00	33.40	to	34.53
	2022	18,375,053	3.51	to	3.71	89,585,887	-	0.15	to	1.00	(32.44)	to	(31.87)
	2021	18,919,597	5.19	to	5.45	136,604,985	-	0.15	to	1.00	14.34	to	15.32
	2020	19,763,167	4.54	to	4.73	123,742,247	0.70	0.15	to	1.00	26.37	to	27.45
Invesco V.I. Global Real Estate Division
	2024	-	-	-	-	-	3.38	-	-	-	-	-	-
	2023	54,624	-	-	1.10	59,903	1.60	-	-	0.25	-	-	9.05
	2022	30,436	-	-	1.01	30,608	2.02	-	-	0.25	-	-	(24.93)
	2021	32,576	-	-	1.34	43,642	3.31	-	-	0.25	-	-	25.71
	2020	9,207	-	-	1.07	9,812	6.60	-	-	0.25	-	-	(12.32)
Invesco V.I. Global Strategic Income Division
	2024	13,380,983	1.76	to	1.83	32,921,501	3.11	0.15	to	1.00	2.13	to	3.01
	2023	13,454,447	1.73	to	1.78	32,214,532	-	0.15	to	1.00	7.80	to	8.72
	2022	9,820,731	1.60	to	1.64	19,099,387	-	0.15	to	1.00	(12.34)	to	(11.59)
	2021	9,913,403	1.83	to	1.85	22,000,829	4.77	0.15	to	1.00	(4.37)	to	(3.56)
	2020	9,704,485	1.91	to	1.92	22,762,739	6.04	0.15	to	1.00	2.37	to	3.25
Invesco V.I. Health Care Division
	2024	895,465	4.19	to	4.48	4,250,797	-	0.15	to	1.00	3.13	to	4.01
	2023	931,122	4.06	to	4.31	4,264,786	-	0.15	to	1.00	2.00	to	2.87
	2022	956,327	3.98	to	4.19	4,263,314	-	0.15	to	1.00	(14.18)	to	(13.45)
	2021	979,583	4.64	to	4.84	5,068,427	0.21	0.15	to	1.00	11.18	to	12.13
	2020	979,943	4.17	to	4.32	4,530,666	0.32	0.15	to	1.00	13.32	to	14.29
Invesco V.I. Main Street Division
	2024	6,725,734	5.41	to	6.86	38,370,464	-	0.15	to	1.00	22.41	to	23.46
	2023	7,176,261	4.42	to	5.55	33,454,278	0.85	0.15	to	1.00	22.00	to	23.03
	2022	7,572,527	3.62	to	4.51	28,903,847	1.48	0.15	to	1.00	(20.93)	to	(20.25)
	2021	7,949,023	4.58	to	5.66	38,110,497	0.71	0.15	to	1.00	26.30	to	27.38
	2020	8,351,957	3.63	to	4.44	31,295,753	1.49	0.15	to	1.00	12.81	to	13.77
Invesco V.I. Main Street Small Cap Division
	2024	428,166	8.91	to	9.88	3,889,688	-	0.30	to	0.75	11.84	to	12.35
	2023	431,845	7.96	to	8.80	3,497,729	1.20	0.30	to	0.75	17.25	to	17.78
	2022	436,716	6.79	to	7.47	3,008,071	0.01	0.30	to	0.75	(16.46)	to	(16.09)
	2021	435,729	8.13	to	8.90	3,584,201	0.35	0.30	to	0.75	21.64	to	22.19
	2020	500,028	6.69	to	7.29	3,370,033	0.66	0.30	to	0.75	19.03	to	19.57
Invesco V.I. Small Cap Equity Division
	2024	603	-	-	1.96	1,181	0.21	-	-	0.25	-	-	18.09
	2023	471	-	-	1.66	781	-	-	-	0.25	-	-	16.57
	2022	406	-	-	1.42	577	-	-	-	0.25	-	-	(20.51)
	2021	15	-	-	1.79	26	-	-	-	0.25	-	-	20.40
	2020	37	-	-	1.49	55	-	-	-	0.25	-	-	27.24
Invesco V.I. Technology Division
	2024	1,343,597	6.15	to	9.49	9,817,169	-	0.15	to	1.00	32.93	to	34.07
	2023	1,298,780	4.63	to	7.08	7,081,524	-	0.15	to	1.00	45.49	to	46.72
	2022	1,491,735	3.18	to	4.83	5,277,317	-	0.15	to	1.00	(40.55)	to	(40.04)
	2021	1,520,936	5.35	to	8.05	8,541,371	-	0.15	to	1.00	13.27	to	14.24
	2020	1,604,054	4.72	to	7.05	7,438,818	-	0.15	to	1.00	44.66	to	45.90
Invesco V.I. U.S. Government Money Division
	2024	2,193,540	1.39	to	1.76	3,037,093	4.54	0.30	to	0.75	3.86	to	4.33
	2023	2,615,717	1.34	to	1.68	3,487,142	4.39	0.30	to	0.75	3.74	to	4.21
	2022	3,528,620	1.29	to	1.61	4,538,496	1.33	0.30	to	0.75	0.53	to	0.98
	2021	3,019,741	1.29	to	1.60	3,862,261	0.01	0.30	to	0.75	(0.74)	to	(0.29)
	2020	2,865,754	1.30	to	1.60	3,689,343	0.21	0.30	to	0.75	(0.52)	to	(0.08)
F-133

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Janus Henderson Balanced Division (Institutional Class)
	2024	289	$-	-	$4.77	$1,377	2.08%	-%	-	0.40%	-%	-	14.96%
	2023	308	-	-	4.15	1,279	2.11	-	-	0.40	-	-	14.95
	2022	334	-	-	3.61	1,203	1.23	-	-	0.40	-	-	(16.73)
	2021	357	-	-	4.33	1,544	0.88	-	-	0.40	-	-	16.67
	2020	56,841	-	-	3.71	210,982	1.80	-	-	0.60	-	-	13.63
Janus Henderson Balanced Division (Service Class)
	2024	1,300,336	4.54	to	5.64	6,864,829	1.76	0.25	to	1.00	13.99	to	14.86
	2023	1,372,650	3.98	to	4.91	6,314,597	1.77	0.25	to	1.00	13.99	to	14.85
	2022	1,488,090	3.49	to	4.28	5,951,978	0.97	0.25	to	1.00	(17.45)	to	(16.83)
	2021	1,573,599	4.23	to	5.14	7,543,818	0.67	0.25	to	1.00	15.75	to	16.62
	2020	1,645,617	3.65	to	4.41	6,755,986	1.49	0.25	to	1.00	12.89	to	13.74
Janus Henderson Forty Division (Institutional Class)
	2024	3,197,957	7.34	to	8.84	33,310,657	0.11	0.25	to	0.75	27.50	to	28.15
	2023	3,388,528	5.72	to	6.93	27,634,951	0.19	0.25	to	0.75	38.92	to	39.61
	2022	3,734,647	4.10	to	4.99	21,557,769	0.19	0.25	to	0.75	(34.05)	to	(33.72)
	2021	4,195,530	6.19	to	7.56	35,645,607	-	0.25	to	0.75	21.98	to	22.59
	2020	4,499,035	5.05	to	6.20	31,036,579	0.27	0.25	to	0.75	38.36	to	39.05
Janus Henderson Forty Division (Service Class)
	2024	50,889	10.16	to	12.37	554,079	0.01	0.50	to	1.00	26.86	to	27.50
	2023	42,668	8.01	to	9.70	361,673	0.12	0.50	to	1.00	38.27	to	38.96
	2022	46,113	5.79	to	6.98	282,100	0.05	0.50	to	1.00	(34.39)	to	(34.06)
	2021	46,358	8.83	to	10.58	429,145	-	0.50	to	1.00	21.38	to	21.99
	2020	48,440	7.27	to	8.68	365,341	0.16	0.50	to	1.00	37.65	to	38.34
Janus Henderson Global Research Division (Institutional Class)
	2024	9,615,234	2.69	to	3.23	29,009,114	0.75	0.25	to	0.75	22.65	to	23.27
	2023	9,943,265	2.18	to	2.63	24,400,660	1.08	0.25	to	0.75	25.83	to	26.46
	2022	4,239,710	1.73	to	2.09	9,825,857	1.05	0.25	to	0.75	(20.01)	to	(19.61)
	2021	4,552,323	2.15	to	2.62	12,874,552	0.52	0.25	to	0.75	17.21	to	17.80
	2020	4,834,686	1.82	to	2.23	11,541,450	0.73	0.25	to	0.75	19.16	to	19.76
Janus Henderson Global Research Division (Service Class)
	2024	71,445	4.04	to	5.27	319,694	0.58	0.50	to	1.00	22.03	to	22.65
	2023	95,568	3.31	to	4.30	348,934	0.77	0.50	to	1.00	25.22	to	25.84
	2022	101,212	2.64	to	3.42	293,374	0.89	0.50	to	1.00	(20.41)	to	(20.01)
	2021	106,715	3.32	to	4.27	387,051	0.35	0.50	to	1.00	16.62	to	17.21
	2020	103,333	2.85	to	3.64	324,899	0.56	0.50	to	1.00	18.57	to	19.17
Janus Henderson Global Technology and Innovation Division⁵
	2024	36,930	-	-	1.67	57,852	-	-	-	0.80	-	-	31.05
	2023	5,360	-	-	1.28	6,848	-	-	-	0.80	-	-	-
Lord Abbett Developing Growth Division
	2024	34,495	-	-	2.29	78,870	0.10	-	-	0.25	-	-	22.18
	2023	100,311	-	-	1.87	187,722	-	-	-	0.25	-	-	8.17
	2022	85,384	-	-	1.73	147,718	-	-	-	0.25	-	-	(35.98)
	2021	91,390	-	-	2.70	246,975	-	-	-	0.25	-	-	(2.75)
	2020	49,827	-	-	2.78	138,457	-	-	-	0.25	-	-	72.60
LVIP American Century Capital Appreciation Division⁴
	2024	1,060,991	-	-	2.41	2,555,950	-	-	-	0.25	-	-	24.98
	2023	579,437	-	-	1.93	1,116,866	-	-	-	0.25	-	-	20.69
	2022	547,445	-	-	1.60	874,318	-	-	-	0.25	-	-	(28.11)
	2021	521,624	-	-	2.22	1,158,824	-	-	-	0.25	-	-	11.16
	2020	498,219	-	-	2.00	995,745	-	-	-	0.25	-	-	42.46
F-134

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
LVIP American Century Disciplined Core Value Division⁴
	2024	7,540,422	$4.23	to	$4.96	$34,752,836	1.31%	0.25%	to	1.00%	11.96%	to	12.81%
	2023	7,953,129	3.77	to	4.40	32,556,160	1.54	0.25	to	1.00	7.58	to	8.38
	2022	8,350,786	3.51	to	4.06	31,490,239	1.77	0.25	to	1.00	(13.60)	to	(12.95)
	2021	8,771,675	4.06	to	4.66	37,822,087	1.08	0.25	to	1.00	22.42	to	23.34
	2020	9,231,503	3.32	to	3.78	32,069,155	1.95	0.25	to	1.00	10.70	to	11.53
LVIP American Century Inflation Protection Division⁴
	2024	31,850	-	-	1.15	36,681	4.08	-	-	0.25	-	-	1.54
	2023	24,847	-	-	1.13	28,181	3.34	-	-	0.25	-	-	3.40
	2022	29,553	-	-	1.10	32,418	4.80	-	-	0.25	-	-	(13.08)
	2021	29,243	-	-	1.26	36,903	2.57	-	-	0.25	-	-	6.27
	2020	75,810	-	-	1.19	90,026	1.44	-	-	0.25	-	-	9.55
LVIP American Century International Division⁴
	2024	1,173,402	1.46	to	1.70	1,748,445	1.59	0.25	to	0.40	2.19	to	2.61
	2023	1,017,477	1.43	to	1.66	1,482,934	1.32	0.25	to	0.40	12.12	to	12.57
	2022	924,918	1.27	to	1.48	1,201,230	1.58	0.25	to	0.40	(25.05)	to	(24.75)
	2021	1,039,229	1.68	to	1.98	1,790,461	0.04	0.25	to	0.40	8.26	to	8.75
	2020	137,681	1.55	to	1.83	251,549	0.48	0.25	to	0.60	25.13	to	25.88
LVIP American Century Value Division⁴
	2024	3,425,129	4.45	to	6.05	18,215,545	2.94	0.25	to	1.00	8.39	to	9.21
	2023	3,545,573	4.11	to	5.54	17,272,536	2.39	0.25	to	1.00	8.02	to	8.83
	2022	3,626,460	3.80	to	5.09	16,271,417	2.10	0.25	to	1.00	(0.46)	to	0.29
	2021	3,719,350	3.82	to	5.07	16,757,071	1.74	0.25	to	1.00	23.27	to	24.20
	2020	3,866,025	3.10	to	4.09	14,131,672	2.32	0.25	to	1.00	(0.03)	to	0.73
LVIP JPMorgan U.S. Equity Division⁹
	2024	761,629	-	-	2.86	2,175,588	0.53	-	-	0.25	-	-	23.98
	2023	645,592	-	-	2.30	1,487,382	1.57	-	-	0.25	-	-	27.16
	2022	277,127	-	-	1.81	502,095	0.53	-	-	0.25	-	-	(18.69)
	2021	284,033	-	-	2.23	632,933	0.83	-	-	0.25	-	-	29.34
	2020	22,125	-	-	1.72	38,118	-	-	-	0.25	-	-	25.26
Macquarie VIP Asset Strategy Division (Standard Class)⁴,⁷
	2024	31,795	-	-	1.24	39,359	1.98	-	-	0.80	-	-	11.85
	2023	28,575	-	-	1.11	31,629	2.87	-	-	0.80	-	-	13.36
	2022	19,360	-	-	0.98	18,903	2.97	-	-	0.80	-	-	(15.25)
	2021	468	-	-	1.15	540	3.03	-	-	0.80	-	-	9.84
Macquarie VIP Asset Strategy Division (Service Class)⁴
	2024	73,499	1.73	to	1.77	128,869	1.99	0.25	to	0.75	-	-	12.44
	2023	79,234	1.54	to	1.57	123,761	2.24	0.25	to	0.75	-	-	13.94
	2022	74,825	1.35	to	1.38	102,649	1.12	0.25	to	0.75	-	-	(14.74)
	2021	115,137	1.58	to	1.62	185,834	1.94	0.25	to	0.75	-	-	10.44
	2020	54,707	1.43	to	1.47	79,892	2.21	0.25	to	0.75	-	-	13.88
Macquarie Emerging Markets Division⁴
	2024	635,785	-	-	1.25	794,471	2.11	-	-	0.25	-	-	4.77
	2023	460,537	-	-	1.19	549,291	1.22	-	-	0.25	-	-	13.45
	2022	177,788	-	-	1.05	186,917	4.03	-	-	0.25	-	-	(27.81)
	2021	183,036	-	-	1.46	266,570	0.06	-	-	0.25	-	-	(3.13)
	2020	100,762	-	-	1.50	151,492	0.50	-	-	0.25	-	-	24.69
Macquarie VIP Science and Technology Division⁴
	2024	5,942	-	-	3.10	18,450	-	-	-	0.25	-	-	30.59
	2023	6,642	-	-	2.38	15,791	-	-	-	0.25	-	-	39.06
	2022	8,330	-	-	1.71	14,241	-	-	-	0.25	-	-	(31.84)
	2021	17,479	-	-	2.51	43,842	-	-	-	0.25	-	-	15.17
	2020	9,295	-	-	2.18	20,245	-	-	-	0.25	-	-	35.36

F-135

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Macquarie Small Cap Value Division⁴
	2024	695,105	$-	-	$1.58	$1,097,928	0.85%	-%	-	0.25%	-%	-	11.02%
	2023	576,506	-	-	1.42	820,214	0.62	-	-	0.25	-	-	9.10
	2022	326,131	-	-	1.30	425,309	0.55	-	-	0.25	-	-	(12.36)
	2021	326,567	-	-	1.49	485,921	0.33	-	-	0.25	-	-	34.01
	2020	22,326	-	-	1.11	24,788	0.17	-	-	0.25	-	-	(2.18)
MFS® Blended Research® Core Equity Division⁷
	2024	4,665	-	-	2.69	12,525	0.08	-	-	0.25	-	-	25.50
	2023	187,947	-	-	2.14	402,105	1.40	-	-	0.25	-	-	28.53
	2022	225,250	-	-	1.66	374,956	1.02	-	-	0.25	-	-	(16.00)
	2021	152,245	-	-	1.98	301,718	1.14	-	-	0.25	-	-	29.53
	2020	75,921	-	-	1.53	116,161	1.61	-	-	0.25	-	-	15.34
MFS® Global Real Estate Division
	2024	334,964	-	-	1.37	457,707	2.22	-	-	0.25	-	-	(2.69)
	2023	225,052	-	-	1.40	316,017	0.86	-	-	0.25	-	-	11.46
	2022	73,318	-	-	1.26	92,371	1.63	-	-	0.25	-	-	(26.94)
	2021	74,086	-	-	1.72	127,750	1.49	-	-	0.25	-	-	30.13
MFS® Government Securities Division⁷
	2024	739	-	-	1.03	764	4.13	-	-	0.25	-	-	0.77
	2023	535	-	-	1.03	548	1.58	-	-	0.25	-	-	4.15
	2022	342	-	-	0.98	336	2.54	-	-	0.25	-	-	(12.26)
	2021	123	-	-	1.12	138	2.59	-	-	0.25	-	-	(1.89)
MFS® Growth Division
	2024	486,068	3.16	to	7.23	2,972,810	-	0.25	to	0.75	30.48	to	31.46
	2023	560,304	2.41	to	5.54	2,558,706	-	0.25	to	0.75	34.85	to	35.86
	2022	670,674	1.77	to	4.11	2,227,332	-	0.25	to	0.75	(32.15)	to	(31.63)
	2021	809,969	2.59	to	6.05	3,759,997	-	0.25	to	0.75	22.61	to	23.53
	2020	726,226	2.10	to	4.94	3,105,539	-	0.25	to	0.75	30.87	to	31.86
MFS® International Intrinsic Value Division
	2024	1,127,470	-	-	1.60	1,807,106	1.37	-	-	0.25	-	-	7.25
	2023	902,358	-	-	1.49	1,348,571	0.72	-	-	0.25	-	-	17.66
	2022	367,393	-	-	1.27	466,674	0.80	-	-	0.25	-	-	(23.56)
	2021	347,117	-	-	1.66	576,798	0.40	-	-	0.25	-	-	10.55
	2020	63,241	-	-	1.50	95,053	1.10	-	-	0.25	-	-	20.52
MFS® Investors Trust Division
	2024	136,839	5.91	to	7.69	950,214	0.70	0.25	to	1.00	18.33	to	19.22
	2023	137,883	4.99	to	6.45	803,220	0.73	0.25	to	1.00	17.80	to	18.68
	2022	181,516	4.24	to	5.44	892,658	0.67	0.25	to	1.00	(17.32)	to	(16.70)
	2021	181,956	5.13	to	6.53	1,076,162	0.64	0.25	to	1.00	25.55	to	26.50
	2020	164,039	4.08	to	5.16	770,630	0.65	0.25	to	1.00	12.74	to	13.58
MFS® Mid Cap Value Division
	2024	373,132	-	-	1.99	740,782	1.37	-	-	0.25	-	-	13.75
	2023	139,347	-	-	1.75	243,211	1.90	-	-	0.25	-	-	12.73
	2022	90,800	-	-	1.55	140,588	1.14	-	-	0.25	-	-	(8.79)
	2021	44,329	-	-	1.70	75,246	0.54	-	-	0.25	-	-	30.99
	2020	23,260	-	-	1.30	30,142	1.28	-	-	0.25	-	-	3.87

F-136

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MFS® New Discovery Division
	2024	1,035,131	$4.87	to	$7.38	$6,411,584	-%	0.25%	to	1.00%	5.66%	to	6.46%
	2023	1,075,318	4.61	to	6.93	6,284,209	-	0.25	to	1.00	13.28	to	14.13
	2022	1,104,263	4.07	to	6.07	5,714,385	-	0.25	to	1.00	(30.46)	to	(29.93)
	2021	1,172,331	5.85	to	8.67	8,811,528	-	0.25	to	1.00	0.79	to	1.55
	2020	1,212,613	5.80	to	8.54	9,107,858	-	0.25	to	1.00	44.44	to	45.52
MFS® Research Division
	2024	178,744	5.34	to	6.70	1,015,590	0.60	0.30	to	0.75	17.98	to	18.51
	2023	190,077	4.52	to	5.65	910,716	0.53	0.30	to	0.75	21.51	to	22.05
	2022	208,253	3.72	to	4.63	816,093	0.50	0.30	to	0.75	(17.83)	to	(17.46)
	2021	236,993	4.53	to	5.61	1,127,472	0.55	0.30	to	0.75	23.87	to	24.43
	2020	360,042	3.66	to	4.51	1,454,714	0.70	0.30	to	0.75	15.72	to	16.24
MFS® Utilities Division
	2024	25,876	-	-	1.75	45,280	2.35	-	-	0.25	-	-	11.66
	2023	21,979	-	-	1.57	34,444	3.71	-	-	0.25	-	-	(2.11)
	2022	18,685	-	-	1.60	29,913	2.55	-	-	0.25	-	-	0.76
	2021	13,528	-	-	1.59	21,495	1.89	-	-	0.25	-	-	14.09
	2020	7,984	-	-	1.39	11,119	2.81	-	-	0.25	-	-	5.90
MFS® Value Division
	2024	3,451,699	-	-	1.86	6,435,634	1.72	-	-	0.25	-	-	11.61
	2023	3,118,821	-	-	1.67	5,209,972	1.72	-	-	0.25	-	-	7.93
	2022	2,685,484	-	-	1.55	4,156,410	1.41	-	-	0.25	-	-	(5.91)
	2021	2,366,296	-	-	1.64	3,892,335	2.58	-	-	0.25	-	-	25.45
	2020	117,320	-	-	1.31	153,828	1.82	-	-	0.25	-	-	3.47
MML Aggressive Allocation Division
	2024	2,532,357	1.33	to	4.82	7,677,322	1.17	0.15	to	0.80	11.84	to	12.57
	2023	2,124,003	1.19	to	4.29	6,206,660	2.93	0.15	to	0.80	17.38	to	18.14
	2022	1,786,393	1.01	to	3.63	4,854,623	2.11	0.15	to	0.80	(16.57)	to	(16.03)
	2021	1,492,725	1.21	to	4.32	5,181,466	1.26	0.15	to	0.80	15.72	to	16.47
	2020	1,265,727	1.05	to	3.71	4,056,899	1.62	0.15	to	0.80	(45.58)	to	13.18
MML American Funds Core Allocation Division
	2024	1,253,979	1.25	to	1.68	1,716,359	1.79	0.25	to	0.80	10.97	to	11.87
	2023	1,296,151	1.12	to	1.50	1,642,666	4.11	0.25	to	0.80	13.46	to	14.37
	2022	597,979	0.99	to	1.31	677,026	1.85	0.25	to	0.80	(14.39)	to	(13.70)
	2021	282,702	1.16	to	1.52	411,238	1.34	0.25	to	0.80	11.95	to	12.85
	2020	259,913	1.03	to	1.35	353,215	1.86	0.25	to	0.80	11.39	to	11.39
MML American Funds Growth Division
	2024	3,926,548	1.62	to	3.35	7,029,347	-	0.25	to	0.80	30.06	to	31.11
	2023	3,681,159	1.24	to	2.55	5,056,453	1.53	0.25	to	0.80	36.86	to	37.96
	2022	2,613,797	0.91	to	1.85	2,571,580	0.49	0.25	to	0.80	(30.85)	to	(30.29)
	2021	1,198,749	1.32	to	2.66	1,838,786	-	0.25	to	0.80	20.58	to	21.54
	2020	58,532	1.09	to	2.19	146,356	0.73	0.25	to	0.80	(24.43)	to	51.41

F-137

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML American Funds International Division⁶
	2024	-	$-	-	$-	$-	-%	-%	-	-%	-%	-	-%
	2023	-	-	-	-	-	-	-	-	-	-	-	-
	2022	-	-	-	-	-	-	-	-	-	-	-	-
	2021	118,537	1.05	to	1.32	145,430	0.17	0.25	to	0.80	(2.74)	to	(1.96)
	2020	20,660	1.08	to	1.34	32,556	1.02	0.25	to	0.80	(9.02)	to	13.44
MML Balanced Allocation Division
	2024	1,400,420	1.13	to	3.10	2,781,401	2.32	0.15	to	0.80	6.83	to	7.53
	2023	1,966,775	1.06	to	2.88	3,406,810	3.43	0.15	to	0.80	11.57	to	12.30
	2022	1,258,283	0.95	to	2.56	2,173,656	3.80	0.15	to	0.80	(15.41)	to	(14.86)
	2021	1,085,648	1.12	to	3.01	2,314,101	1.42	0.15	to	0.80	9.10	to	9.82
	2020	1,031,245	1.03	to	2.74	2,195,795	2.69	0.15	to	0.80	(35.75)	to	10.77
MML Blend Division
	2024	6,641,799	4.03	to	4.62	33,943,350	1.91	0.25	to	1.00	13.50	to	14.36
	2023	6,897,148	3.55	to	4.04	31,734,010	1.70	0.25	to	1.00	16.45	to	17.32
	2022	7,158,565	3.05	to	3.44	28,826,242	1.37	0.25	to	1.00	(17.42)	to	(16.80)
	2021	7,024,572	3.69	to	4.13	35,476,330	2.12	0.25	to	1.00	13.88	to	14.74
	2020	7,377,933	3.24	to	3.60	33,347,845	-	0.25	to	1.00	11.74	to	12.58
MML Blue Chip Growth Division
	2024	5,206,253	6.62	to	10.76	23,568,027	-	0.15	to	1.00	34.34	to	35.50
	2023	5,282,513	4.93	to	7.94	18,760,783	-	0.15	to	1.00	48.05	to	49.31
	2022	4,734,451	3.33	to	5.32	12,264,297	-	0.15	to	1.00	(40.10)	to	(39.59)
	2021	4,454,514	5.56	to	8.80	19,957,536	-	0.15	to	1.00	15.18	to	16.16
	2020	4,378,157	4.83	to	7.58	17,390,444	-	0.15	to	1.00	33.07	to	34.20
MML Conservative Allocation Division
	2024	1,209,029	1.10	to	2.78	2,122,420	2.65	0.15	to	0.80	5.76	to	6.45
	2023	1,068,204	1.04	to	2.62	1,841,074	3.44	0.15	to	0.80	10.77	to	11.49
	2022	897,259	0.94	to	2.35	1,469,272	3.89	0.15	to	0.80	(15.42)	to	(14.86)
	2021	885,031	1.11	to	2.76	1,736,409	1.28	0.15	to	0.80	7.74	to	8.44
	2020	1,027,526	1.03	to	2.54	1,920,967	2.76	0.15	to	0.80	(32.76)	to	9.77
MML Dynamic Bond Division
	2024	195,206	0.90	to	1.06	198,803	5.30	0.25	to	0.80	(1.17)	to	(0.38)
	2023	179,247	0.91	to	1.06	185,010	4.87	0.25	to	0.80	7.13	to	7.99
	2022	112,262	0.85	to	0.98	111,732	4.05	0.25	to	0.80	(14.66)	to	(13.97)
	2021	73,050	1.00	to	1.14	86,483	4.35	0.25	to	0.80	(0.81)	to	(0.01)
	2020	30,457	1.01	to	1.14	35,776	0.31	0.25	to	0.80	(8.44)	to	3.91
MML Equity Division
	2024	17,479,575	4.39	to	5.39	114,938,414	1.98	0.15	to	1.00	18.19	to	19.21
	2023	17,945,278	3.71	to	4.52	100,476,822	2.13	0.15	to	1.00	8.24	to	9.16
	2022	18,932,957	3.43	to	4.14	97,574,237	1.62	0.15	to	1.00	(5.59)	to	(4.79)
	2021	19,538,179	3.63	to	4.35	106,958,081	1.67	0.15	to	1.00	28.96	to	30.06
	2020	20,335,113	2.82	to	3.34	85,886,429	2.32	0.15	to	1.00	2.00	to	2.87
MML Equity Income Division
	2024	972,539	1.50	to	4.75	2,732,330	1.83	0.15	to	1.00	10.78	to	11.51
	2023	1,539,176	1.35	to	4.26	3,455,063	2.36	0.15	to	1.00	8.67	to	9.38
	2022	1,259,165	1.25	to	3.89	2,772,662	1.73	0.15	to	0.80	(4.33)	to	(3.71)
	2021	859,260	1.30	to	4.04	2,229,954	2.33	0.15	to	0.80	24.58	to	25.39
	2020	687,283	1.04	to	3.22	1,546,292	2.44	0.15	to	0.80	(32.27)	to	1.19
F-138

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Equity Index Division (Service Class I)
	2024	2,584,158	$-	-	$2.65	$6,835,746	0.73%	-%	-	0.25%	-%	-	24.09%
	2023	2,738,435	-	-	2.13	5,837,511	1.00	-	-	0.25	-	-	25.44
	2022	2,954,979	-	-	1.70	5,021,461	0.78	-	-	0.25	-	-	(18.69)
	2021	3,017,033	-	-	2.09	6,305,114	0.59	-	-	0.25	-	-	28.01
	2020	2,542,413	-	-	1.63	4,150,568	1.74	-	-	0.25	-	-	18.06
MML Equity Index Division (Class II)
	2024	19,427,191	6.49	to	7.82	133,155,332	1.12	0.15	to	1.00	23.35	to	24.41
	2023	20,275,166	5.26	to	6.29	112,287,793	1.41	0.15	to	1.00	24.68	to	25.74
	2022	21,364,317	4.22	to	5.00	94,205,845	1.22	0.15	to	1.00	(19.16)	to	(18.47)
	2021	22,436,830	5.22	to	6.13	121,243,867	1.43	0.15	to	1.00	27.10	to	28.18
	2020	22,938,054	4.11	to	4.78	95,853,069	1.89	0.15	to	1.00	17.04	to	18.04
MML Equity Index Division (Class III)
	2024	5,755,878	-	-	1.68	9,424,411	1.30	-	-	0.80	-	-	23.82
	2023	4,252,177	-	-	1.36	5,781,443	1.67	-	-	0.80	-	-	25.09
	2022	2,498,282	-	-	1.09	2,715,373	1.81	-	-	0.80	-	-	(18.88)
	2021	635,956	-	-	1.34	852,050	1.99	-	-	0.80	-	-	27.52
	2020	3,066	-	-	1.05	3,221	-	-	-	0.80	-	-	-
MML Equity Rotation Division⁵
	2024	40,911	-	-	1.14	46,524	0.87	-	-	0.80	-	-	5.51
	2023	48	-	-	1.08	52	-	-	-	0.80	-	-	-
MML Focused Equity Division
	2024	283,276	1.41	to	2.29	564,851	0.97	0.25	to	0.80	9.21	to	10.09
	2023	247,711	1.29	to	2.08	456,949	0.94	0.25	to	0.80	9.01	to	9.88
	2022	254,360	1.19	to	1.89	457,452	0.81	0.25	to	0.80	(5.45)	to	(4.69)
	2021	223,708	1.26	to	1.99	447,362	1.10	0.25	to	0.80	21.28	to	22.25
	2020	206,972	1.03	to	1.62	342,768	0.84	0.25	to	0.80	(28.16)	to	12.76
MML Foreign Division
	2024	621,396	1.20	to	2.22	956,464	3.12	0.15	to	0.80	2.63	to	3.30
	2023	559,198	1.17	to	2.14	852,178	1.45	0.15	to	0.80	15.30	to	16.05
	2022	483,229	1.02	to	1.85	640,251	4.11	0.15	to	0.80	(15.26)	to	(14.71)
	2021	368,515	1.20	to	2.17	600,403	3.21	0.15	to	0.80	12.14	to	12.88
	2020	184,216	1.07	to	1.92	319,256	3.17	0.15	to	0.80	(6.21)	to	5.77
MML Fundamental Equity Division
	2024	682,627	1.56	to	2.83	1,877,598	0.78	0.25	to	0.80	22.72	to	23.71
	2023	492,360	1.27	to	2.28	1,110,017	0.92	0.25	to	0.80	22.02	to	23.00
	2022	508,371	1.04	to	1.86	944,692	0.58	0.25	to	0.80	(20.87)	to	(20.23)
	2021	498,497	1.32	to	2.33	1,173,089	0.50	0.25	to	0.80	26.65	to	27.67
	2020	498,713	1.04	to	1.82	921,656	0.04	0.25	to	0.80	(31.47)	to	20.02
MML Fundamental Value Division
	2024	465,182	1.63	to	2.00	904,262	0.84	0.25	to	0.80	14.55	to	15.47
	2023	111,479	1.43	to	1.73	176,107	1.36	0.25	to	0.80	12.79	to	13.69
	2022	84,557	1.26	to	1.52	121,606	1.15	0.25	to	0.80	(5.62)	to	(4.86)
	2021	59,150	1.34	to	1.60	103,272	1.74	0.25	to	0.80	28.98	to	30.02
	2020	65,496	1.04	to	1.23	93,987	1.30	0.25	to	0.80	(13.26)	to	2.67
MML Global Division (Service Class I)
	2024	192,104	-	-	1.68	323,507	0.90	-	-	0.25	-	-	5.46
	2023	182,688	-	-	1.60	291,727	0.68	-	-	0.25	-	-	14.08
	2022	64,193	-	-	1.40	89,854	1.61	-	-	0.25	-	-	(18.00)
	2021	75,112	-	-	1.71	128,214	0.40	-	-	0.25	-	-	17.27
	2020	32,923	-	-	1.46	47,922	1.12	-	-	0.25	-	-	14.02

F-139

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Global Division (Class II)
	2024	293,315	$1.20	to	$4.64	$829,657	0.99%	0.15%	to	0.80%	4.74%	to	5.43%
	2023	277,802	1.14	to	4.40	762,803	0.86	0.15	to	0.80	13.46	to	14.20
	2022	246,557	1.01	to	3.85	633,602	1.71	0.15	to	0.80	(18.37)	to	(17.84)
	2021	194,922	1.23	to	4.69	680,782	0.97	0.15	to	0.80	16.49	to	17.25
	2020	135,298	1.06	to	4.00	478,710	1.08	0.15	to	0.80	(31.20)	to	13.79
MML Growth Allocation Division
	2024	2,520,335	1.26	to	4.11	7,833,613	1.59	0.15	to	0.80	10.04	to	10.76
	2023	2,296,938	1.14	to	3.71	6,889,137	2.97	0.15	to	0.80	15.06	to	15.80
	2022	2,152,103	0.99	to	3.21	5,719,560	2.75	0.15	to	0.80	(15.97)	to	(15.42)
	2021	1,864,082	1.18	to	3.79	6,299,400	1.55	0.15	to	0.80	13.42	to	14.16
	2020	1,531,939	1.04	to	3.32	4,691,615	2.09	0.15	to	0.80	(42.27)	to	12.59
MML High Yield Division
	2024	290,831	1.18	to	1.37	370,056	6.47	0.25	to	0.80	8.28	to	9.15
	2023	209,556	1.09	to	1.26	251,328	7.41	0.25	to	0.80	12.31	to	13.21
	2022	155,944	0.97	to	1.11	176,287	8.34	0.25	to	0.80	(12.42)	to	(11.72)
	2021	69,726	1.11	to	1.26	100,492	9.64	0.25	to	0.80	7.26	to	8.12
	2020	81,248	1.03	to	1.17	113,187	0.02	0.25	to	0.80	(6.54)	to	5.56
MML Income & Growth Division
	2024	375,122	1.60	to	4.85	1,162,384	2.08	0.15	to	0.80	13.98	to	14.73
	2023	654,223	1.41	to	4.23	1,498,140	2.13	0.15	to	0.80	8.33	to	9.03
	2022	696,943	1.30	to	3.88	1,455,483	1.44	0.15	to	0.80	(1.11)	to	(0.46)
	2021	590,823	1.31	to	3.90	1,290,144	1.84	0.15	to	0.80	25.27	to	26.08
	2020	359,473	1.05	to	3.09	717,380	2.14	0.15	to	0.80	(29.66)	to	2.87
MML Inflation-Protected and Income Division
	2024	3,092,841	1.59	to	1.79	5,533,930	4.57	0.15	to	1.00	1.69	to	2.57
	2023	3,038,072	1.56	to	1.75	5,362,732	4.62	0.15	to	1.00	4.38	to	5.27
	2022	3,079,868	1.49	to	1.66	5,213,203	2.65	0.15	to	1.00	(14.21)	to	(13.48)
	2021	3,083,496	1.74	to	1.92	6,069,640	1.08	0.15	to	1.00	5.34	to	6.24
	2020	2,877,526	1.65	to	1.81	5,359,804	0.12	0.15	to	1.00	10.01	to	10.95
MML International Equity Division
	2024	321,003	1.18	to	1.28	414,973	0.63	0.25	to	0.80	0.03	to	0.84
	2023	110,693	1.18	to	1.27	147,673	1.33	0.25	to	0.80	17.56	to	18.51
	2022	92,824	1.00	to	1.07	106,158	1.27	0.25	to	0.80	(15.77)	to	(15.10)
	2021	53,729	1.19	to	1.26	77,607	0.80	0.25	to	0.80	10.88	to	11.77
	2020	24,128	1.07	to	1.13	32,658	3.48	0.25	to	0.80	0.28	to	5.37
MML iShares® 60/40 Allocation Division⁵
	2024	68,905	-	-	1.19	80,705	2.67	-	-	0.80	-	-	10.02
	2023	5,872	-	-	1.08	6,350	3.95	-	-	0.80	-	-	-
MML iShares® 80/20 Allocation Division⁵
	2024	81,170	-	-	1.25	101,015	2.46	-	-	0.80	-	-	13.53
	2023	20,507	-	-	1.10	22,637	2.67	-	-	0.80	-	-	-
MML Large Cap Growth Division
	2024	809,308	1.76	to	3.37	2,043,788	-	0.25	to	0.80	33.02	to	34.09
	2023	414,702	1.32	to	2.51	727,768	-	0.25	to	0.80	50.51	to	51.71
	2022	285,008	0.88	to	1.65	391,993	-	0.25	to	0.80	(28.13)	to	(27.55)
	2021	156,091	1.22	to	2.28	361,278	0.07	0.25	to	0.80	17.47	to	18.41
	2020	46,223	1.04	to	1.93	103,492	0.34	0.25	to	0.80	(28.82)	to	31.78

F-140

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Managed Bond Division
	2024	9,491,694	$1.69	to	$1.72	$21,295,781	4.61%	0.15%	to	1.00%	2.84%	to	3.72%
	2023	10,003,280	1.64	to	1.66	21,581,042	4.29	0.15	to	1.00	5.64	to	6.54
	2022	13,657,500	1.55	to	1.56	31,202,475	3.11	0.15	to	1.00	(15.85)	to	(15.14)
	2021	13,994,912	1.84	to	1.85	38,237,306	3.17	0.15	to	1.00	(0.19)	to	0.66
	2020	13,886,442	1.82	to	1.85	38,463,908	0.10	0.15	to	1.00	6.64	to	7.55
MML Managed Volatility Division
	2024	3,840,274	2.53	to	2.95	10,842,473	0.60	0.15	to	1.00	13.70	to	14.68
	2023	4,027,241	2.22	to	2.57	9,932,942	0.57	0.15	to	1.00	11.75	to	12.70
	2022	4,500,097	1.99	to	2.28	9,820,548	0.49	0.15	to	1.00	(12.92)	to	(12.18)
	2021	4,587,458	2.28	to	2.60	11,337,704	0.99	0.15	to	1.00	10.43	to	11.37
	2020	4,702,318	2.07	to	2.33	10,400,525	1.40	0.15	to	1.00	5.62	to	6.52
MML Mid Cap Growth Division
	2024	1,252,056	1.18	to	7.95	4,468,082	-	0.15	to	0.80	10.27	to	11.00
	2023	974,670	1.07	to	7.16	3,525,830	-	0.15	to	0.80	21.67	to	22.46
	2022	857,548	0.88	to	5.85	2,784,965	-	0.15	to	0.80	(25.71)	to	(25.23)
	2021	802,155	1.19	to	7.82	3,539,804	-	0.15	to	0.80	12.31	to	13.04
	2020	676,628	1.06	to	6.92	2,851,566	0.08	0.15	to	0.80	(37.42)	to	25.38
MML Mid Cap Value Division
	2024	975,451	1.39	to	5.71	2,678,085	1.82	0.15	to	0.80	7.66	to	8.36
	2023	757,179	1.29	to	5.27	2,150,633	2.69	0.15	to	0.80	5.13	to	5.81
	2022	642,693	1.23	to	4.98	1,904,806	2.09	0.15	to	0.80	(2.12)	to	(1.48)
	2021	420,278	1.25	to	5.05	1,587,137	1.45	0.15	to	0.80	22.33	to	23.13
	2020	362,212	1.02	to	4.10	1,187,960	1.86	0.15	to	0.80	(31.67)	to	1.56
MML Moderate Allocation Division
	2024	932,751	1.18	to	3.45	2,493,630	2.15	0.15	to	0.80	8.00	to	8.70
	2023	976,188	1.10	to	3.18	2,336,284	3.33	0.15	to	0.80	12.99	to	13.73
	2022	908,586	0.97	to	2.79	1,951,104	3.42	0.15	to	0.80	(15.65)	to	(15.10)
	2021	771,376	1.15	to	3.29	2,037,126	1.39	0.15	to	0.80	11.10	to	11.83
	2020	769,964	1.03	to	2.94	1,810,582	2.60	0.15	to	0.80	(38.48)	to	10.38
MML Short-Duration Bond Division
	2024	393,058	1.04	to	1.16	450,690	3.97	0.25	to	0.80	5.62	to	6.48
	2023	336,090	0.99	to	1.09	362,781	2.92	0.25	to	0.80	6.09	to	6.94
	2022	502,027	0.93	to	1.02	506,638	3.73	0.25	to	0.80	(8.52)	to	(7.79)
	2021	299,747	1.02	to	1.11	331,949	5.24	0.25	to	0.80	1.20	to	2.01
	2020	12,038	1.01	to	1.09	13,182	-	0.25	to	0.80	(5.94)	to	1.55
MML Small Cap Equity Division
	2024	6,068,883	4.80	to	6.70	32,701,218	-	0.15	to	1.00	11.81	to	12.77
	2023	5,752,578	4.29	to	5.94	29,297,337	1.29	0.15	to	1.00	16.64	to	17.63
	2022	5,997,831	3.68	to	5.05	26,401,149	0.71	0.15	to	1.00	(16.72)	to	(16.01)
	2021	6,213,310	4.42	to	6.01	32,844,844	0.44	0.15	to	1.00	21.53	to	22.57
	2020	6,441,838	3.64	to	4.91	28,249,486	0.54	0.15	to	1.00	19.49	to	20.51
MML Small Cap Growth Equity Division
	2024	3,961,174	5.36	to	6.43	19,520,286	0.05	0.15	to	1.00	9.19	to	10.12
	2023	4,063,245	4.91	to	5.84	18,257,517	-	0.15	to	1.00	15.68	to	16.67
	2022	4,185,934	4.24	to	5.01	16,471,584	-	0.15	to	1.00	(23.92)	to	(23.27)
	2021	3,903,146	5.58	to	6.53	21,049,615	-	0.15	to	1.00	6.24	to	7.15
	2020	4,021,518	5.25	to	6.09	20,925,468	-	0.15	to	1.00	34.27	to	35.42

F-141

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
MML Small Company Value Division
	2024	187,230	$1.38	to	$1.72	$322,220	0.82%	0.25%	to	0.80%	6.32%	to	7.18%
	2023	289,137	1.30	to	1.61	476,830	1.05	0.25	to	0.80	15.22	to	16.14
	2022	245,703	1.13	to	1.38	366,609	0.20	0.25	to	0.80	(15.46)	to	(14.78)
	2021	202,134	1.33	to	1.62	373,185	0.40	0.25	to	0.80	24.47	to	25.47
	2020	96,982	1.07	to	1.29	130,835	0.30	0.25	to	0.80	(9.75)	to	9.16
MML Small/Mid Cap Value Division
	2024	524,749	1.50	to	5.89	1,598,683	0.86	0.15	to	0.80	9.41	to	10.13
	2023	426,872	1.37	to	5.35	1,328,414	1.13	0.15	to	0.80	16.19	to	16.95
	2022	379,722	1.18	to	4.58	1,059,183	1.24	0.15	to	0.80	(16.36)	to	(15.82)
	2021	274,154	1.41	to	5.44	1,092,493	1.08	0.15	to	0.80	34.86	to	35.74
	2020	299,300	1.05	to	4.00	809,605	1.10	0.15	to	0.80	(23.94)	to	4.49
MML Strategic Emerging Markets Division
	2024	313,940	0.75	to	1.08	262,527	0.72	0.25	to	0.80	(1.99)	to	(1.20)
	2023	270,427	0.77	to	1.09	229,919	0.11	0.25	to	0.80	9.59	to	10.47
	2022	240,158	0.70	to	0.99	187,636	3.75	0.25	to	0.80	(27.16)	to	(26.58)
	2021	131,540	0.96	to	1.35	146,079	-	0.25	to	0.80	(8.79)	to	(8.06)
	2020	101,850	1.05	to	1.46	118,330	0.43	0.25	to	0.80	8.57	to	17.55
MML Sustainable Equity Division
	2024	555,635	1.60	to	6.86	2,268,937	1.01	0.15	to	0.80	18.98	to	19.76
	2023	541,371	1.34	to	5.72	1,927,847	0.96	0.15	to	0.80	23.52	to	24.32
	2022	535,130	1.09	to	4.60	1,617,946	0.95	0.15	to	0.80	(17.67)	to	(17.14)
	2021	542,145	1.32	to	5.56	1,965,182	0.89	0.15	to	0.80	26.13	to	26.95
	2020	321,231	1.05	to	4.38	1,294,731	0.93	0.15	to	0.80	(36.96)	to	14.34
MML Total Return Bond Division
	2024	1,506,307	0.87	to	1.07	1,558,355	4.99	0.25	to	0.80	(0.33)	to	0.47
	2023	494,452	0.87	to	1.06	487,254	2.72	0.25	to	0.80	4.61	to	5.45
	2022	308,977	0.83	to	1.01	297,648	1.44	0.25	to	0.80	(15.38)	to	(14.70)
	2021	105,722	0.98	to	1.18	124,434	2.19	0.25	to	0.80	(1.98)	to	(1.19)
	2020	32,588	1.00	to	1.19	40,203	3.07	0.25	to	0.80	(8.60)	to	8.79
MML U.S. Government Money Market Division
	2024	20,371,690	1.08	to	1.13	24,494,792	4.66	0.15	to	1.00	3.75	to	4.64
	2023	19,075,762	1.04	to	1.08	22,589,638	4.53	0.15	to	1.00	3.60	to	4.48
	2022	21,118,133	1.00	to	1.03	24,334,917	1.27	0.15	to	1.00	0.22	to	1.07
	2021	14,367,031	1.00	to	1.02	16,396,206	-	0.15	to	1.00	(1.00)	to	(0.15)
	2020	18,588,916	1.01	to	1.02	22,206,288	0.20	0.15	to	1.00	(0.77)	to	0.08
PIMCO CommodityRealReturn® Strategy Division
	2024	432,962	1.11	to	1.21	507,807	2.07	0.15	to	0.70	3.24	to	3.81
	2023	440,774	1.08	to	1.17	496,303	15.53	0.15	to	0.70	(8.57)	to	(8.07)
	2022	447,376	1.18	to	1.27	544,010	20.51	0.15	to	0.70	7.91	to	8.50
	2021	436,186	1.09	to	1.17	492,181	4.19	0.15	to	0.70	32.18	to	32.91
	2020	432,307	0.83	to	0.88	365,739	6.07	0.15	to	0.70	0.52	to	1.08
PIMCO Global Bond Opportunities Division
	2024	210,929	-	-	1.03	217,541	3.53	-	-	0.25	-	-	(0.50)
	2023	206,390	-	-	1.04	213,927	2.25	-	-	0.25	-	-	5.26
	2022	197,782	-	-	0.98	194,756	1.49	-	-	0.25	-	-	(11.01)
	2021	210,849	-	-	1.11	233,307	4.93	-	-	0.25	-	-	(4.16)
	2020	197,425	-	-	1.15	227,936	2.45	-	-	0.25	-	-	10.12

F-142

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
PIMCO High Yield Division
	2024	133,274	$-	-	$1.35	$179,260	5.83%	-%	-	0.25%	-%	-	6.90%
	2023	134,084	-	-	1.26	168,702	5.66	-	-	0.25	-	-	12.25
	2022	134,880	-	-	1.12	151,184	5.04	-	-	0.25	-	-	(10.30)
	2021	142,359	-	-	1.25	177,886	4.40	-	-	0.25	-	-	3.64
	2020	220,608	-	-	1.21	265,993	4.80	-	-	0.25	-	-	5.76
PIMCO Income Division⁵
	2024	22,123	-	-	1.11	24,494	6.00	-	-	0.80	-	-	4.73
	2023	14,068	-	-	1.06	14,872	0.33	-	-	0.25	-	-	-
PIMCO Real Return Division
	2024	17,893	-	-	1.19	21,254	2.59	-	-	0.25	-	-	2.14
	2023	18,460	-	-	1.16	21,468	3.05	-	-	0.25	-	-	3.67
	2022	16,844	-	-	1.12	18,894	7.06	-	-	0.25	-	-	(11.91)
	2021	17,000	-	-	1.27	21,647	4.92	-	-	0.25	-	-	5.61
	2020	17,085	-	-	1.21	20,601	0.94	-	-	0.25	-	-	11.72
PIMCO Total Return Division
	2024	170,342	-	-	1.10	186,628	4.04	-	-	0.25	-	-	2.54
	2023	147,323	-	-	1.07	157,414	3.56	-	-	0.25	-	-	5.94
	2022	161,489	-	-	1.01	162,878	2.60	-	-	0.25	-	-	(14.31)
	2021	166,564	-	-	1.18	196,048	1.85	-	-	0.25	-	-	(1.27)
	2020	150,514	-	-	1.19	179,430	2.08	-	-	0.25	-	-	8.66
T. Rowe Price All-Cap Opportunities Division
	2024	741,742	7.99	to	10.45	6,033,137	0.07	0.30	to	0.75	24.22	to	24.78
	2023	766,818	6.43	to	8.38	5,015,740	0.25	0.30	to	0.75	28.00	to	28.58
	2022	764,364	5.02	to	6.52	3,904,349	-	0.30	to	0.75	(22.10)	to	(21.74)
	2021	750,541	6.45	to	8.33	4,920,302	-	0.30	to	0.75	19.89	to	20.43
	2020	810,125	5.38	to	6.91	4,529,302	-	0.30	to	0.75	43.30	to	43.94
T. Rowe Price Blue Chip Growth Division
	2024	3,021,193	8.55	to	11.37	30,359,367	-	0.25	to	1.00	34.16	to	35.17
	2023	3,094,494	6.37	to	8.41	22,991,984	-	0.25	to	1.00	47.81	to	48.92
	2022	3,087,115	4.31	to	5.65	15,415,377	-	0.25	to	1.00	(39.11)	to	(38.66)
	2021	3,170,366	7.08	to	9.21	25,875,360	-	0.25	to	1.00	16.45	to	17.33
	2020	3,391,891	6.08	to	7.85	23,754,759	-	0.25	to	1.00	32.94	to	33.94
T. Rowe Price Equity Income Division
	2024	4,853,146	4.24	to	5.65	24,251,056	1.83	0.25	to	1.00	10.58	to	11.42
	2023	5,059,409	3.83	to	5.07	22,722,896	2.10	0.25	to	1.00	8.45	to	9.27
	2022	5,285,312	3.53	to	4.64	21,757,838	1.87	0.25	to	1.00	(4.30)	to	(3.58)
	2021	5,487,164	3.69	to	4.82	23,530,078	1.58	0.25	to	1.00	24.30	to	25.24
	2020	5,467,518	2.97	to	3.85	18,840,838	2.35	0.25	to	1.00	0.18	to	0.93
T. Rowe Price Limited-Term Bond Division
	2024	57,338	1.17	to	1.82	66,958	4.20	0.25	to	0.40	4.55	to	4.97
	2023	64,225	1.11	to	1.74	71,538	3.29	0.25	to	0.40	4.53	to	4.94
	2022	80,657	1.06	to	1.67	85,673	2.09	0.25	to	0.40	(4.90)	to	(4.52)
	2021	43,051	1.11	to	1.75	48,102	1.35	0.25	to	0.40	(0.32)	to	0.13)
	2020	96,431	1.11	to	1.76	107,265	1.81	0.25	to	0.60	4.09	to	4.71
F-143

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
T. Rowe Price Mid-Cap Growth Division
	2024	6,870,058	$7.35	to	$12.31	$64,458,518	-%	0.25%	to	1.00%	8.22%	to	9.04%
	2023	7,274,609	6.79	to	11.29	62,691,476	-	0.25	to	1.00	18.77	to	19.66
	2022	7,680,620	5.72	to	9.44	55,286,883	-	0.25	to	1.00	(23.35)	to	(22.77)
	2021	8,065,644	7.46	to	12.22	75,155,920	-	0.25	to	1.00	13.71	to	14.56
	2020	8,662,009	6.56	to	10.67	70,544,711	-	0.25	to	1.00	22.57	to	23.50
Templeton Foreign VIP Division
	2024	5,116,040	2.05	to	2.21	12,040,733	2.38	0.25	to	1.00	(1.99)	to	(1.25)
	2023	5,020,897	2.09	to	2.23	11,962,059	3.17	0.25	to	1.00	19.56	to	20.46
	2022	5,220,787	1.75	to	1.86	10,195,403	3.00	0.25	to	1.00	(8.52)	to	(7.84)
	2021	5,875,466	1.91	to	2.01	12,160,131	1.84	0.25	to	1.00	3.12	to	3.90
	2020	5,834,770	1.85	to	1.94	11,342,176	3.39	0.25	to	1.00	(2.14)	to	(1.40)
Templeton Global Bond VIP Division
	2024	84,558	-	-	0.82	69,117	-	-	-	0.25	-	-	(11.13)
	2023	68,923	-	-	0.92	63,391	-	-	-	0.25	-	-	3.19
	2022	66,481	-	-	0.89	59,252	-	-	-	0.25	-	-	(4.85)
	2021	43,381	-	-	0.94	40,634	-	-	-	0.25	-	-	(4.62)
	2020	43,761	-	-	0.98	42,977	8.55	-	-	0.25	-	-	(5.07)
Vanguard VIF Global Bond Index Division
	2024	544,696	-	-	0.90	491,460	2.69	-	-	0.80	-	-	1.22
	2023	508,934	-	-	0.89	451,957	1.74	-	-	0.80	-	-	5.67
	2022	391,189	-	-	0.84	328,749	2.35	-	-	0.80	-	-	(13.82)
	2021	196,349	-	-	0.98	191,467	0.24	-	-	0.80	-	-	(2.62)
	2020	2,914	-	-	1.00	2,918	-	-	-	0.80	-	-	-
Vanguard VIF Mid Cap Index Division
	2024	1,383,769	-	-	1.37	1,887,828	1.32	-	-	0.80	-	-	14.15
	2023	1,176,536	-	-	1.20	1,412,794	1.20	-	-	0.80	-	-	14.91
	2022	705,838	-	-	1.04	737,593	0.81	-	-	0.80	-	-	(19.47)
	2021	247,101	-	-	1.30	320,634	0.10	-	-	0.80	-	-	23.37
	2020	5,400	-	-	1.05	5,680	-	-	-	0.80	-	-	-
Vanguard VIF Real Estate Index Division
	2024	513,367	-	-	1.19	611,116	2.95	-	-	0.80	-	-	3.90
	2023	440,975	-	-	1.15	505,477	2.22	-	-	0.80	-	-	10.81
	2022	313,512	-	-	1.03	324,311	1.54	-	-	0.80	-	-	(26.88)
	2021	156,470	-	-	1.41	221,372	0.17	-	-	0.80	-	-	39.09
	2020	4,937	-	-	1.02	5,022	-	-	-	0.80	-	-	-
Vest US Large Cap 10% Buffer Strategies VI Division
	2024	391	-	-	1.11	435	-	-	-	0.80	-	-	10.07
F-144

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

		At December 31,					For the Years Ended December 31,
							Investment
			Unit Value[3]				Income	Expense Ratio[2]			Total Return[3]
		Units	(Lowest to Highest)			Net Assets	Ratio[1]	(Lowest to Highest)			(Lowest to Highest)
Voya International Index Division
	2024	1,250,351	$-	-	$1.39	$1,738,411	2.55%	-%	-	0.25%	-%	-	2.72%
	2023	1,380,711	-	-	1.35	1,868,907	4.77	-	-	0.25	-	-	17.54
	2022	1,296,850	-	-	1.15	1,493,445	3.27	-	-	0.25	-	-	(14.87)
	2021	1,251,780	-	-	1.35	1,693,422	1.88	-	-	0.25	-	-	10.62
	2020	1,211,566	-	-	1.22	1,481,694	2.48	-	-	0.25	-	-	7.62
Voya Russell™ Mid Cap Index Division
	2024	1,675,297	-	-	1.99	3,340,766	0.98	-	-	0.25	-	-	14.55
	2023	1,695,519	-	-	1.74	2,951,626	1.58	-	-	0.25	-	-	16.51
	2022	1,387,761	-	-	1.49	2,073,613	0.74	-	-	0.25	-	-	(17.77)
	2021	1,262,767	-	-	1.82	2,294,465	0.79	-	-	0.25	-	-	21.80
	2020	996,375	-	-	1.49	1,486,419	1.20	-	-	0.25	-	-	16.32
Voya Russell™ Small Cap Index Division
	2024	549,389	-	-	1.67	916,023	0.98	-	-	0.25	-	-	10.82
	2023	508,815	-	-	1.50	765,547	1.50	-	-	0.25	-	-	16.35
	2022	399,075	-	-	1.29	516,043	0.50	-	-	0.25	-	-	(20.89)
	2021	265,008	-	-	1.63	433,177	0.46	-	-	0.25	-	-	14.04
	2020	255,930	-	-	1.43	366,824	1.06	-	-	0.25	-	-	19.34
VY® CBRE Global Real Estate Division
	2024	230,199	2.44	to	2.67	596,379	2.78	0.15	to	0.70	(0.58)	to	(0.03)
	2023	242,413	2.46	to	2.67	627,757	1.79	0.15	to	0.70	11.55	to	12.16
	2022	231,202	2.20	to	2.38	531,668	3.01	0.15	to	0.70	(25.65)	to	(25.24)
	2021	227,531	2.96	to	3.19	701,469	2.71	0.15	to	0.70	33.21	to	33.94
	2020	223,661	2.22	to	2.38	510,408	5.82	0.15	to	0.70	(5.70)	to	(5.18)

[1]	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.
[2]	The expense ratios represent the annualized policy expense of the divisions of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund have been excluded.
[3]	The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the related minimum and maximum expense ratio amounts, some individual policy total returns and unit values are not within the ranges presented.
[4]	See Note 2 to the financial statements for the previous name of this division.
[5]	This fund/division became available to the Separate Account as an investment option on May 1, 2023, and is presented from the year when the investment or unit activity has been started.
[6]	For the period January 1, 2022 to November 4, 2022. Effective November 4, 2022 this Division liquidated and any contract value in the Division after the close of the New York Stock Exchange on November 4, 2022 was automatically transferred to the MML U.S. Government Money Market Division.
[7]	This fund/division became available to the Separate Account as an investment option on June 26, 2017, and is presented from the year when the investment or unit activity has been started.
[8]	This fund/division became available to the Separate Account as an investment option on October 16, 2020, and is presented from the year when the investment or unit activity has been started.
[9]	Effective after the close of the New York Stock Exchange on May 1, 2023, the JPMorgan Insurance Trust U.S. Equity Portfolio merged into the LVIP JPMorgan U.S. Equity Fund. As a result of the underlying fund merger, the LVIP JPMorgan U.S. Equity Division was added as an investment option and assumed the accounting and performance history of the JPMorgan Insurance Trust U.S. Equity Division.
[10]	This fund/division became available to the Separate Account as an investment option on May 1, 2021, and is presented from the year when the investment or unit activity has been started.
F-145

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	[11]	This fund/division became available to the Separate Account as an investment option on December 13, 2021, but it is presented from the year when the investment or unit activity has been started.
	[12]	After the close of business on April 26, 2024, Invesco V.I. Equity and Income Fund (Series I) acquired all the net assets of Invesco V.I. Conservative Balanced Fund (Series I) pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco Funds on September 20, 2023 and by the shareholders of the Invesco V.I. Conservative Balanced Fund (Series I) on January 18, 2024. Shares of Invesco V.I. Conservative Balanced Fund (Series I) were exchanged for the like class of shares of Invesco V.I. Equity and Income Fund (Series I), based on the relative net asset value of the two funds which resulted in Invesco V.I. Conservative Balanced Fund (Series I) receiving 0.89134224 shares of Invesco V.I. Equity and Income Fund (Series I) in exchange of 1 share of Invesco V.I. Conservative Balanced Fund (Series I). As a result of the underlying fund merger, the division name changed from Invesco V.I. Conservative Balanced Fund (Series I) to Invesco V.I. Equity Fund and Income Fund (Series I). Financial Highlights for the years 2020-2023 correspond to the Invesco V.I. Conservative Balanced Division (Series I).
	[13]	After the close of business on April 29, 2022, Invesco V.I. Core Plus Bond Fund acquired all the net assets of Invesco V.I. Core Bond Fund pursuant to a plan of reorganization approved by the Board of Trustees of the Invesco V.I. Core Plus Bond Fund on December 1, 2021 and by the shareholders of the Invesco V.I. Core Bond Fund on March 31, 2022. The acquisition was accomplished by a tax free exchange as of the close of business on April 29, 2022. Shares of Invesco V.I. Core Bond Fund were exchanged for the like class of shares of Invesco V.I. Core Plus Bond Fund, based on the relative net asset value of the two funds which resulted in Invesco V.I. Core Bond Fund receiving 1.15816327 shares of Invesco V.I. Core Plus Bond in exchange of 1 share of Invesco V.I Core Bond. As a result of the underlying fund merger, the division name changed from Invesco V.I. Core Bond Fund to Invesco V.I. Core Plus Bond Fund. Financial Highlights for the years 2020-2021 correspond to the Invesco V.I. Core Bond Division.
F-146

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	B.	The Separate Account assesses “current” charges associated with each policy. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Separate Account. Charges shown below state charges assessed at a monthly rate unless otherwise specified.

		Administrative Charge	$0 - $12 per month per policy
This charge is assessed through the redemption of units.

		Asset Charge/Mortality and Expense Risk Charge	Effective annual rate of 0.10% - 1.00% of the policy’s assets held in the Separate Account.
This charge is assessed through a reduction in unit values or through the redemption of units.

		Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk $0.08 to $83.33 per $1,000 of face amount
This charge is assessed through a redemption of units.

		Face Amount Charge	$0.00 - $1.79 per month per $1,000 face amount of policy; or charge is based on the initial selected face amount of the Policy, the issue age of the insured, and the Policy year in which the deduction is made.
This charge is assessed through a redemption of units.

		Insurance Charge/Cost of Insurance Protection Charge/Mortality Charge	$0.00 - $83.33 per month per $1,000 of insurance risk; or MassMutual may charge up to the maximum rate in the Table of Maximum Monthly Mortality Charges in a Policy. MassMutual may charge less than the maximum. If policies are issued in a Group Case, any changes in these charges will apply to all policies in the same case.
These charges are assessed through a redemption of units.

		Loan Interest Rate Expense Charge	Effective annual rate of 0.00% - 1.00% of the loan amount
This charge is assessed through a redemption of units.
F-147

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

Rider Charges:
The rider charges do not apply to all products within the Separate Account.
These charges are assessed through a redemption of units.

	A. Accidental Death Benefit	$0.025 - $0.12929 per $1,000 of coverage

	B. Additional Insurance	$0.01 to $82.50 per $1,000 of insurance risk
$0.00 to $0.41 per $1,000 of face amount

	C. Death Benefit Guarantee	$0.01 per $1,000 of face amount

	D. Disability Benefit	$0.00 to $0.32 per $1 of monthly deductions
$0.00 to $0.04 per $1 of specified benefit amount
$0.009 to $0.149 per $1 of specified premium
$0.00 to $0.09783 per $1,000 of insurance risk

	E. Estate Protection	$0.00 to $21.96 per $1,000 of insurance risk

	F. Guaranteed Insurability	$0.03 to $0.11 per $1,000 of option amount

	G. Insurability Protection	$0.043 to $0.179 per $1,000 of rider face amount

	H. Other Insured	$0.01 to $79.16 per $1,000 of insurance risk

	I. Survivorship Term	$0.00 to $80.83 per $1,000 of insurance risk
$0.00 to $0.30 per $1,000 of face amount

	J. Waiver of Monthly Charges	$0.00 to $0.349 per $1 of monthly deductions
$4.55 to $11.98 per $100 of monthly deductions

	K. Waiver of Specified Premium	$0.00 to $0.28 per $1 of monthly deduction
$0.00 to $0.04 per $1 of specified premium

	L. Additional Mortality Fees	$0.00 to $83.33 per $1,000 of insurance risk $0.00 to $83.33 per $1,000 of face amount

	M. Underwriting Charge	$0.01 to $0.06 per $1,000 of selected face amount

	N. Term Rider	$0.01 to $36.72 per $1,000 of insurance risk

	O. Children’s Level Term Insurance Rider	$4.50 per month

	P. Spouse Level Term Insurance Rider	$0.06 - $0.78 per $1,000 of rider coverage

	Q. Overloan Protection Rider	0.33% - 3.71% of account value

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 6, 2025, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.

F-148

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

As of December 31, 2024 and 2023 and

for the years ended December 31, 2024, 2023 and 2022

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Independent Auditors’ Report

Audit Committee of the Board of Directors

Massachusetts Mutual Life Insurance Company:

Opinions

We have audited the financial statements of Massachusetts Mutual Life Insurance Company (the Company), which comprise the statutory statements of financial position as of December 31, 2024 and 2023, and the related statutory statements of operations, changes in surplus, and cash flows for the three-year period ended December 31, 2024, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2024 and 2023, and the results of its operations and its cash flows for the three-year period ended December 31, 2024, in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2024 and 2023, or the results of its operations or its cash flows for the three-year period ended December 31, 2024.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.
●	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

Hartford, Connecticut
March 3, 2025

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF FINANCIAL POSITION

	December 31,	December 31,
	2024	2023
	(In Millions)
Assets:
Bonds	$163,629	$144,433
Preferred stocks	1,019	446
Common stocks – subsidiaries and affiliates	25,840	25,496
Common stocks – unaffiliated	1,198	1,623
Mortgage loans	23,692	24,021
Policy loans	17,658	15,897
Real estate	323	329
Partnerships and limited liability companies	14,747	12,907
Derivatives	24,220	20,740
Cash, cash equivalents and short-term investments	6,004	11,134
Other invested assets	3,515	2,401
Total invested assets	281,845	259,427
Investment income due and accrued	5,347	5,236
Federal income taxes	552	280
Net deferred income taxes	1,857	1,660
Other than invested assets	6,334	5,670
Total assets excluding separate accounts	295,935	272,273
Separate account assets	49,251	52,593
Total assets	$345,186	$324,866

Liabilities and Surplus:
Policyholders' reserves	$178,258	$167,250
Liabilities for deposit-type contracts	21,228	19,645
Contract claims and other benefits	595	714
Policyholders' dividends	2,533	2,150
General expenses due or accrued	917	1,049
Asset valuation reserve	5,952	5,989
Repurchase agreements	3,408	3,219
Debt	250	50
Collateral	1,915	2,073
Derivatives	16,774	13,734
Funds held under coinsurance	29,625	22,520
Other liabilities	6,741	5,141
Total liabilities excluding separate accounts	268,196	243,534
Separate account liabilities	49,108	52,455
Total liabilities	317,304	295,989
Surplus	27,882	28,877
Total liabilities and surplus	$345,186	$324,866

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Revenue:
Premium income	$21,198	$25,490	$23,524
Net investment income	11,661	11,043	9,302
Fees and other income	1,258	1,028	1,139
Total revenue	34,117	37,561	33,965
Benefits, expenses and other deductions:
Policyholders' benefits	16,945	17,369	16,937
Change in policyholders' reserves	9,047	12,273	10,278
General insurance expenses	2,337	2,333	2,191
Commissions	1,435	1,423	1,324
State taxes, licenses and fees	325	329	310
Other deductions	1,070	1,122	677
Total benefits and expenses	31,159	34,849	31,717
Net gain from operations before dividends and federal income taxes	2,958	2,712	2,248
Dividends to policyholders	2,501	2,131	1,906
Net gain from operations before federal income taxes	457	581	342
Federal income tax (benefit) expense	(293)	116	(64)
Net gain from operations	750	465	406
Net realized capital (losses) gains	(801)	(490)	326
(Net loss) income	$(51)	$(25)	$732

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGE IN SURPLUS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Surplus, beginning of year	$28,877	$27,941	$26,979
Net (decrease) increase due to:
(Net loss) income	(51)	(25)	732
Change in net unrealized capital (losses) gains, net of tax	(194)	8	871
Change in net unrealized foreign exchange capital (losses) gains, net of tax	(261)	376	(1,739)
Change in other net deferred income taxes	244	462	662
Change in nonadmitted assets	(191)	365	(563)
Change in asset valuation reserve	37	(315)	740
Change in reserve valuation basis	—	—	(12)
Change in surplus notes	(50)	(149)	413
Change in minimum pension liability	39	(7)	40
Prior period adjustments	(328)	173	(44)
Other	(240)	48	(138)
Net (decrease) increase	(995)	936	962
Surplus, end of year	$27,882	$28,877	$27,941

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Cash from operations:
Premium and other income collected	$22,405	$26,418	$24,719
Net investment income	10,079	12,269	8,172
Benefit payments	(16,553)	(17,077)	(16,698)
Net transfers from separate accounts	1,943	1,611	4,947
Commissions and other expenses	(5,132)	(5,208)	(5,292)
Dividends paid to policyholders	(2,118)	(1,908)	(1,806)
Federal and foreign income taxes paid	82	58	5
Net cash from operations	10,706	16,163	14,047
Cash from investments:
Proceeds from investments sold, matured or repaid:
Bonds	40,246	23,801	28,498
Preferred and common stocks – unaffiliated	251	290	422
Common stocks – affiliated	191	105	72
Mortgage loans	4,545	3,621	3,784
Real estate	(21)	5	177
Partnerships and limited liability companies	2,740	1,830	2,910
Derivatives	(533)	(214)	(384)
Other	(1,093)	(518)	(655)
Total investment proceeds	46,326	28,920	34,824
Cost of investments acquired:
Bonds	(60,110)	(32,278)	(43,003)
Preferred and common stocks – unaffiliated	(1,069)	(316)	(572)
Common stocks – affiliated	(177)	(256)	(624)
Mortgage loans	(4,667)	(2,896)	(2,095)
Real estate	(3)	(8)	(13)
Partnerships and limited liability companies	(3,231)	(2,988)	(3,932)
Derivatives	248	—	(267)
Other	441	153	11
Total investments acquired	(68,568)	(38,589)	(50,495)
Net (increase) decrease in policy loans	(1,762)	1,158	(935)
Net cash used in investing activities	(24,004)	(8,511)	(16,606)
Cash from financing and miscellaneous sources:
Net deposits on deposit-type contracts	1,219	1,238	806
Change in surplus notes	(50)	(150)	413
Change in repurchase agreements	195	171	241
Change in collateral	(114)	(2,024)	(2,089)
Other cash provided (used)	6,918	(1,321)	2,813
Net cash from (used in) financing and miscellaneous sources	8,168	(2,086)	2,184
Net change in cash, cash equivalents and short-term investments	(5,130)	5,566	(375)
Cash, cash equivalents and short-term investments:
Beginning of year	11,134	5,568	5,943
End of year	$6,004	$11,134	5,568

See accompanying notes to statutory financial statements

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1.	Nature of operations

Massachusetts Mutual Life Insurance Company (MassMutual or the Company), a mutual life insurance company domiciled in the Commonwealth of Massachusetts, and its domestic life insurance subsidiaries provide individual and group life insurance, disability income insurance (DI), individual and group annuities and guaranteed interest contracts (GIC) to individual and institutional customers in all 50 states of the United States of America (U.S.), the District of Columbia and Puerto Rico. Products and services are offered primarily through the Company’s affiliated distribution channel, MassMutual Strategic Distributors (MMSD), Institutional Solutions (IS) and Worksite distribution channels.

The affiliated distribution channel is a sales force of financial professionals that operate in the U.S. The affiliated distribution channel sells life insurance, annuities, hybrid life and long term care insurance (LTC) and DI. The Company’s MMSD channel sells life insurance, DI, annuity, and hybrid life and LTC solutions through a network of third-party distribution partners. The Company’s IS distribution channel places group annuities, life insurance and GIC primarily through retirement advisory firms, actuarial consulting firms, investment banks, insurance benefit advisors and investment management companies. The Company’s Worksite channel works with advisors and employers across the country to provide American workers with voluntary and executive benefits such as group whole life insurance, group critical illness insurance, group accident insurance and DI, through the workplace.

2.	Summary of significant accounting policies

a.	Basis of presentation

The statutory financial statements have been prepared in conformity with the statutory accounting practices of the National Association of Insurance Commissioners (NAIC) and the accounting practices prescribed or permitted by the Commonwealth of Massachusetts Division of Insurance (the Division).

Statutory accounting practices are different in some respects from financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP). The more significant differences between statutory accounting practices and U.S. GAAP are as follows:

Invested assets

•	Bonds are generally carried at amortized cost, whereas U.S. GAAP reports bonds at fair value for bonds available for sale and trading or at amortized cost for bonds held to maturity
•	Changes in the fair value of derivative financial instruments are recorded as changes in surplus, whereas U.S. GAAP generally reports these changes in revenue unless deemed an effective hedge
•	Interest rate and credit default swaps associated with replicated synthetic investment transactions are carried at amortized cost, whereas U.S. GAAP would carry them at fair value
•	Embedded derivatives are recorded as part of the underlying contract, whereas U.S. GAAP would identify and bifurcate certain embedded derivatives from the host contract or security and account for them separately at fair value
•	Income recognition on partnerships and limited liability companies, which are accounted for under the equity method, is limited to the amount of cash distribution, whereas U.S. GAAP is without limitation
•	Certain majority-owned subsidiaries and variable interest entities are accounted for using the equity method, whereas U.S. GAAP would consolidate these entities
•	Financial assets including mortgage and other commercial loans, equipment loans, held-to-maturity debt securities, and trade, lease, reinsurance and other receivables are accounted for using the other-than-temporary impairments(s) (OTTI) model described in Note 2dd, whereas U.S. GAAP would use the current expected credit loss impairment model for these financial assets carried at amortized cost.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Policyholders’ liabilities

•	Statutory policy reserves are generally based upon prescribed methods, such as the Commissioners’ Reserve Valuation Method, Commissioners’ Annuity Reserve Valuation Method or net level premium method, and prescribed statutory mortality, morbidity and interest assumptions at the time of issuance, whereas U.S. GAAP policy reserves would generally be based upon the net level premium method or the estimated gross margin method with estimates, at time of issuance, of future mortality, morbidity, persistency and interest
•	Liabilities for policyholders’ reserves, unearned premium, and unpaid claims are presented net of reinsurance ceded, whereas U.S. GAAP would present the liabilities on a direct basis and report an asset for the amounts recoverable or due from reinsurers
•	Payments received for universal and variable life insurance products, certain variable and fixed deferred annuities and group annuity contracts are reported as premium income and corresponding change in reserves, whereas U.S. GAAP would treat these payments as deposits to policyholders’ account balances

General insurance expenses and commissions

•	Certain acquisition costs, such as commissions and other variable costs, directly related to successfully acquiring new business are charged to current operations as incurred, whereas U.S. GAAP generally would capitalize these expenses and amortize them based on profit emergence over the expected life of the policies or over the premium payment period

Net realized capital (losses) gains

•	After-tax realized capital (losses) gains that result from changes in the overall level of interest rates for all types of fixed-income investments and interest-related hedging activities are deferred into the interest maintenance reserve (IMR) and amortized into revenue, whereas U.S. GAAP reports these gains and losses as revenue

Surplus

•	Changes in the balances of deferred income taxes, which provide for book versus tax temporary differences, are subject to limitation and are recorded in surplus, whereas U.S. GAAP would generally include the change in deferred taxes in net income without limitation
•	Assets are reported at admitted asset value and assets designated as nonadmitted are excluded through a charge against surplus, whereas U.S. GAAP recognizes all assets, net of any valuation allowances
•	An asset valuation reserve (AVR) is reported as a contingency reserve to stabilize surplus against fluctuations in the statement value of real estate, partnerships and limited liability companies and certain common stocks as well as credit-related changes in the value of bonds, mortgage loans and certain derivatives, whereas U.S. GAAP does not record this reserve
•	Changes to the mortgage loan valuation allowance are recognized in net unrealized capital gains (losses), net of tax, in the Statutory Statements of Changes in Surplus, whereas U.S. GAAP follows the current expected credit losses model
•	The overfunded status of pension and other postretirement plans, which is the excess of the fair value of the plan assets over the projected benefit obligation, is a nonadmitted asset for statutory accounting whereas U.S. GAAP recognizes the overfunded status as an asset
•	Surplus notes issued by the Company are reported in surplus, whereas U.S. GAAP reports these notes as liabilities
•	Statutory Statements of Changes in Surplus includes net income, change in net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in other net deferred income taxes, change in nonadmitted assets, change in AVR, prior period adjustments and change in minimum pension liability, whereas U.S. GAAP presents net income as retained earnings and net unrealized capital gains (losses), change in net unrealized foreign exchange capital gains (losses), change in minimum pension liability as other comprehensive income

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

•	The change in the fair value for unaffiliated common stock is recorded in surplus, whereas the change in the fair value for ownership interests in an entity not accounted for under the equity method or consolidated are recorded in revenue for U.S. GAAP

Other

•	Assets and liabilities associated with certain group annuity and variable universal life contracts, which do not pass-through all investment experience to contract holders, are maintained in separate accounts and are presented on a single line in the statutory financial statements, whereas U.S. GAAP reports these contracts as general investments and liabilities of the Company

The preparation of financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities, the disclosure of assets and liabilities as of the date of these statutory financial statements and the reported amounts of revenues and expenses during the reporting periods. The most significant estimates and assumptions include those used in determining the carrying values of investments including the amount of mortgage loan investment valuation reserves, other-than-temporary impairment, the value of the investment in MassMutual Holding LLC (MMHLLC), the liabilities for policyholders’ reserves, the determination of admissible deferred tax assets (DTA), the liability for taxes and the liability for litigation or other contingencies. Future events including, but not limited to, changes in the level of mortality, morbidity, interest rates, persistency, asset valuations and defaults could cause results to differ from the estimates used in these statutory financial statements. Although some variability is inherent in these estimates, management believes the amounts presented are appropriate.

Certain prior year amounts within these financial statements have been reclassified to conform to the current year presentation.

b.	Corrections of errors and reclassifications

For the years ended December 31, 2024 and 2023 corrections of prior years’ errors were recorded in surplus, net of tax:

	Years Ended December 31, 2024 and 2023
	Increase (Decrease) to:
	Prior Years' Net Income		Current Year Surplus		Asset or Liability Balances
	2024	2023	2024	2023	2024	2023
	(In Millions)
Bonds	$(82)	$—	$(82)	$—	$(82)	$—
Common stocks - subsidiaries and affiliates	(1)	19	(1)	19	(1)	19
Partnerships and limited liability companies	(3)	15	(3)	15	(3)	15
Derivative assets	—	—	—	(125)	—	(125)
Cash, cash equivalents and short-term investments	16	—	16	—	16	—
Other invested assets	—	22	—	22	—	22
Investment income due and accrued	(156)	230	(156)	230	(156)	230
Policyholders' reserves	(15)	(143)	(15)	(143)	(15)	143
Derivative liabilities	—	—	—	7	—	(7)
Other liabilities	(87)	30	(87)	30	87	30
Total	$(328)	$173	$(328)	$55

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Bonds

Bonds are generally valued at amortized cost using the constant yield interest method with the exception of NAIC Category 6 bonds, which are in or near default, and certain residential mortgage-backed securities (RMBS) and commercial mortgage-backed securities (CMBS), which are rated by outside modelers, which are carried at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other investments. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date.

For loan-backed and structured securities, such as asset-backed securities (ABS), mortgage-backed securities (MBS), including RMBS and CMBS, and structured securities, including collateralized debt obligations (CDOs), amortization or accretion is revalued quarterly based on the current estimated cash flows, using either the prospective or retrospective adjustment methodologies.

Fixed income securities with the highest ratings from a rating agency follow the retrospective method of accounting.

All other fixed income securities, such as floating rate bonds and interest only securities, including those that have been impaired, follow the prospective method of accounting.

The fair value of bonds is based on quoted market prices when available. If quoted market prices are not available, values provided by other third-party organizations are used. If values provided by other third-party organizations are unavailable, fair value is estimated using internal models by discounting expected future cash flows using observable current market rates applicable to yield, credit quality and maturity of the investment or using quoted market values for comparable investments. Internal inputs used in the determination of fair value include estimated prepayment speeds, default rates, discount rates and collateral values, among others. Structure characteristics and cash flow priority are also considered. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

d.	Preferred stocks

Preferred stocks in good standing, those that are rated Categories 1 through 3 by the Securities Valuation Office (SVO) of the NAIC, are generally valued at amortized cost. Preferred stocks not in good standing, those that are rated Categories 4 through 6 by the SVO, are valued at the lower of amortized cost or fair value. Fair values are based on quoted market prices, when available. If quoted market prices are not available, values provided by third-party organizations are used. If values provided by third-party organizations are unavailable, fair value is estimated using internal models. These models use inputs not directly observable or correlated with observable market data. Typical inputs integrated into the Company’s internal discounted expected earnings models include, but are not limited to, earnings before interest, taxes, depreciation and amortization estimates. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Common stocks - subsidiaries and affiliates

Common stocks of unconsolidated subsidiaries, primarily MMHLLC, Glidepath Holdings Inc. (Glidepath) and MM Investment Holding (MMIH), are accounted for using the statutory equity method. The Company accounts for the value of MMHLLC at its underlying U.S. GAAP equity value less adjustments for the limited statutory basis of accounting related to foreign insurance subsidiaries and controlled affiliated entities as well as an adjustment of $305 million as of December 31, 2024 for a portion of its noncontrolling interests (NCI). Glidepath is valued on its underlying GAAP equity with adjustment to recognize its investment in MassMutual Ascend Life Insurance Company and other subsidiaries and affiliated entities (MM Ascend) based on MM Ascend’s underlying statutory surplus, adjusted for any unamortized goodwill recognized under the statutory purchase method. Operating results, less dividends declared, for MMHLLC, Glidepath and MMIH are reflected as net unrealized capital gains in the Statutory Statements of Changes in Surplus. Dividends declared from MMHLLC, Glidepath and MMIH are recorded in net investment income when declared and are limited to MMHLLC, Glidepath and MMIH’s U.S. GAAP retained earnings. The cost basis of common stocks – subsidiaries and affiliates is adjusted for impairments deemed to be other than temporary.

Refer to Note 5c. "Common stocks - subsidiaries and affiliates" for further information on the valuation of MMHLLC.

f.	Common stocks - unaffiliated

Unaffiliated common stocks are carried at fair value, which is based on quoted market prices when available. If quoted market prices are not available, values provided by third-party organizations are used. If values from third parties are unavailable, fair values are determined by management using estimates based upon internal models. The Company’s internal models include estimates based upon comparable company analysis, review of financial statements, broker quotes and last traded price. Fair values resulting from internal models are those expected to be received in an orderly transaction between willing market participants.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

g.	Mortgage loans

Mortgage loans are valued at the unpaid principal balance of the loan, net of unamortized premium, discount, mortgage origination fees and valuation allowances. Interest income earned on impaired loans is accrued on the outstanding principal balance of the loan based on the loan’s contractual coupon rate. Interest is not accrued for (a) impaired loans more than 60 days past due, (b) delinquent loans more than 90 days past due, or (c) loans that have interest that is not expected to be collected. The Company continually monitors mortgage loans where the accrual of interest has been discontinued, and will resume the accrual of interest on a mortgage loan when the facts and circumstances of the borrower and property indicate that the payments will continue to be received according to the terms of the original or modified mortgage loan agreement.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

h.	Policy loans

Policy loans are carried at the outstanding loan balance less amounts unsecured by the cash surrender value of the policy and amounts ceded to reinsurers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

i.	Real estate

Investment real estate, which the Company has the intent to hold for the production of income, and real estate occupied by the Company are carried at depreciated cost, less encumbrances. Depreciation is calculated using the straight-line method over the estimated useful life of the real estate holding, not to exceed 40 years. Depreciation expense is included in net investment income.

Real estate held for sale is initially carried at the lower of depreciated cost or fair value less estimated selling costs and is no longer depreciated. Adjustments to carrying value, including for further declines in fair value, are recorded in a valuation reserve, which is included in net realized capital (losses) gains.

Fair value is generally estimated using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks, net of encumbrances. The Company also obtains external appraisals for a rotating selection of properties annually. If an external appraisal is not obtained, an internal appraisal is performed.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

j.	Partnerships and limited liability companies

Partnerships and limited liability companies, except for partnerships that generate and realize low-income housing tax credits (LIHTCs), are accounted for using the equity method with the change in the equity value of the underlying investment recorded in surplus. Distributions received are recognized as net investment income to the extent the distribution does not exceed previously recorded accumulated undistributed earnings.

Investments in partnerships that generate LIHTCs are carried at amortized cost unless considered impaired. Under the amortized cost method, the excess of the carrying value of the investment over its estimated residual value is amortized into net investment income during the period in which tax benefits are recognized.

The equity method is suspended if the carrying value of the investment is reduced to zero due to losses from the investment. Once the equity method is suspended, losses are not recorded until the investment returns to profitability and the equity method is resumed. However, if the Company has guaranteed obligations of the investment or is otherwise committed to provide further financial support for the investment, losses will continue to be reported up to the amount of those guaranteed obligations or commitments.

Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for information on the Company’s policy for determining OTTI.

k.	Derivatives

Interest rate swaps and credit default swaps associated with replicated assets are valued at amortized cost and all other derivative types are carried at fair value, which is based primarily upon quotations obtained from counterparties and independent sources. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and independent sources when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based on an internal valuation process using market observable inputs that other market participants would use. Changes in the fair value of these instruments other than interest rate swaps and credit default swaps associated with replicated synthetic investments are recorded as unrealized capital gains (losses) in surplus. Gains and losses realized on settlement, termination, closing or assignment of contracts are recorded in net realized capital (losses) gains. Amounts receivable and payable are accrued as net investment income.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Cash, cash equivalents and short-term investments

Cash and cash equivalents, which are carried at amortized cost, consist of all highly liquid investments purchased with original maturities of three months or less.

Short-term investments, which are carried at amortized cost, consist of short-term bonds, money market mutual funds and all highly liquid investments purchased with maturities of greater than three months and less than or equal to 12 months.

The carrying value reported in the Statutory Statements of Financial Position for cash, cash equivalents and short-term investment instruments approximates the fair value.

m.	Investment income due and accrued

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date.

n.	Federal income taxes

Total federal income taxes are based upon the Company’s best estimate of its current and deferred tax assets or liabilities. Current tax expense (benefit) is reported in the Statutory Statements of Operations as federal income tax expense (benefit) if resulting from operations and within net realized capital (losses) gains if resulting from invested asset transactions. Changes in the balances of net deferred taxes, which provide for book-to-tax temporary differences, are subject to limitations and are reported within various lines within surplus. Accordingly, the reporting of book-to-tax temporary differences, such as reserves and policy acquisition costs, and of book-to-tax permanent differences, such as tax-exempt interest and tax credits, may result in effective tax rates in the Statutory Statements of Operations that differ from the federal statutory tax rate.

o.	Other than invested assets

Other than invested assets primarily includes the Company’s investment in corporate-owned life insurance, deferred and uncollected life insurance premium, receivable from subsidiaries and affiliates, reinsurance recoverable, fixed assets and other receivables.

p.	Separate accounts

Separate accounts and sub-accounts are segregated funds administered and invested by the Company, the performance of which primarily benefits the policyholders/contract holders with an interest in the separate accounts. Group and individual variable annuity, variable life and other insurance policyholders/contract holders select from among the separate accounts and sub-accounts made available by the Company. The separate accounts and sub-accounts are offered as investment options under certain insurance contracts or policies. The returns produced by separate account assets increase or decrease separate account reserves. Separate account assets consist principally of marketable securities reported at fair value. Except for the Company’s seed money, supplemental accounts and certain guaranteed separate accounts issued in Minnesota, separate account assets can only be used to satisfy separate account liabilities and are not available to satisfy the general obligations of the Company. Separate account administrative and investment advisory fees are included in fees and other income.

Assets may be transferred from the general investments of the Company to seed the separate accounts. When assets are transferred, they are transferred at fair market value. Gains related to the transfer are deferred to the extent that the Company maintains a proportionate interest in the separate account. The deferred gain is recognized as the Company’s ownership decreases or when the underlying assets are sold. Losses associated with these transfers are recognized immediately.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate accounts reflect two categories of risk assumption: nonguaranteed separate accounts for which the policyholder/contract holder assumes the investment risk and guaranteed separate accounts for which the Company contractually guarantees a minimum return, a minimum account value, or both to the policyholder/contract holder. For certain guaranteed separate account products such as interest rate guaranteed products and indexed separate account products, reserve adequacy is performed on a contract-by-contract basis using, as applicable, prescribed interest rates, mortality rates and asset risk deductions. If the outcome from this adequacy analysis produces a deficiency relative to the current account value, a liability is recorded in policyholders' reserves or liabilities for deposit-type contracts in the Statutory Statements of Financial Position with the corresponding change in the liability recorded as change in policyholders' reserves or policyholders' benefits in the Statutory Statements of Operations.

Premium income, benefits and expenses of the separate accounts are included in the Statutory Statements of Operations with the offset recorded in the change in policyholders’ reserves. Investment income, realized capital gains (losses) and unrealized capital gains (losses) on the assets of separate accounts, other than seed money, accrue to policyholders/contract holders and are not recorded in the Statutory Statements of Operations.

q.	Nonadmitted assets

Assets designated as nonadmitted by the NAIC primarily include pension plan assets, intangibles, certain electronic data processing equipment, advances and prepayments, certain investments in partnerships and limited liability companies for which qualifying audits are not performed, the amount of deferred tax assets (DTA) (subject to certain limitations) that will not be realized by the end of the third calendar year following the current year end, furniture and equipment, certain other receivables and uncollected premium greater than 90 days past due. Due and accrued income is nonadmitted on: (a) bonds delinquent more than 90 days or where collection of interest is improbable; (b) impaired bonds more than 60 days past due; (c) bonds in default; (d) mortgage loans in default where interest is 180 days past due; (e) rent in arrears for more than 90 days; and (f) policy loan interest due and accrued more than 90 days past due and included in the unpaid balance of the policy loan in excess of the cash surrender value of the underlying contract. Assets that are designated as nonadmitted are excluded from the Statutory Statements of Financial Position through a change in nonadmitted assets on the Statutory Statements of Changes in Surplus.

r.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business to limit its insurance risk or to assume business.

Premium income, policyholders’ benefits (including unpaid claims) and policyholders’ reserves are reported net of reinsurance. Premium, benefits and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid, but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded and modified coinsurance (Modco) reserve adjustments on reinsurance ceded are recorded as revenue. Commissions and expense allowances on Retirement Plan Group reinsurance assumed and Modco reserve adjustments on reinsurance assumed are recorded as an expense.

s.	Policyholders' reserves

Policyholders’ reserves are developed by actuarial methods that will provide for the present value of estimated future obligations in excess of estimated future premium on policies in force and are determined based on either statutory prescribed mortality/morbidity tables using specified interest rates and valuation methods, or principles-based reserving under Valuation Manual-20, which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company waives deduction of deferred fractional premium at death and returns any portion of the final premium beyond the date of death. Reserves are computed using continuous functions to reflect these practices.

The Company charges a higher premium on certain contracts that cover substandard mortality risk. For these policies, the reserve calculations are based on a substandard mortality rate, which is a multiple of the standard mortality tables.

Certain variable universal life and universal life contracts include features such as guaranteed minimum death benefits (GMDB) or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit. The liability for variable and universal life GMDB and other guarantees is included in policyholders’ reserves and the related change in this liability is included in change in policyholders’ reserves in the Statutory Statements of Operations.

Certain individual variable annuity and fixed annuity products have a variety of additional guarantees such as GMDB and variable annuity guaranteed living benefits (VAGLB). The primary types of VAGLBs include guaranteed minimum accumulation benefits (GMAB), guaranteed minimum income benefits (GMIB) including GMIB Basic and GMIB Plus and guaranteed lifetime withdrawal benefits (GLWB). In general, these benefit guarantees require the contract owner or policyholder to adhere to a company-approved asset allocation strategy. The liabilities for individual variable annuity GMDB and VAGLB are included in policyholders’ reserves in the Statements of Financial Position and the related changes in these liabilities are included in change in policyholders’ reserves in the Statutory Statements of Operations.

Separate accounts include certain group annuity contracts used to fund retirement plans that offer a guarantee of a contract holder’s principal, which can be withdrawn over a stated period of time. These contracts offer a stated rate of return backed by the Company. Contract payments are not contingent upon the life of the retirement plan participants.

Unpaid claims and claim expense reserves are related to disability and LTC claims. Unpaid disability claim liabilities are projected based on the average of the last three disability payments. LTC unpaid claim liabilities are projected using policy specific daily benefit amounts and aggregate utilization factors. Claim expense reserves are based on an analysis of the unit expenses related to the processing and examination of new and ongoing claims. Interest accrued on reserves is calculated by applying NAIC prescribed interest rates to the average reserves by year incurred.

Tabular interest, tabular reserves, reserves released, and tabular cost for all life and annuity contracts and supplementary contracts involving life contingencies are determined in accordance with NAIC Annual Statement instructions. For tabular interest, whole life and term products use a formula that applies a weighted average interest rate determined from a seriatim valuation file to the mean average reserves. Universal life, variable life, group life, annuity and supplemental contracts use a formula that applies a weighted average credited rate to the mean account value. For contracts without an account value (e.g., a single premium immediate annuity) a weighted average statutory valuation rate is applied to the mean statutory reserve or accepted actuarial methods using applicable interest rates are applied.

All policyholders’ reserves and accruals are presented net of reinsurance. Management believes that these liabilities and accruals follow statutory accounting requirements and are sufficient, in conjunction with future revenues, to meet future anticipated obligations of policies and contracts in force.

t.	Liabilities for deposit-type contracts

Liabilities for funding agreements, dividend accumulations, premium deposit funds, investment-type contracts such as supplementary contracts not involving life contingencies and certain structured settlement annuities are based on account value or accepted actuarial methods using applicable interest rates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

u.	Participating contracts

Participating contracts are those that may be eligible to share in any dividends declared by the Company. Participating contracts issued by the Company represented 52% and 53% of the Company’s policyholders’ reserves and liabilities for deposit-type contracts as of December 31, 2024 and 2023, respectively.

v.	Policyholders' dividends

Dividends expected to be paid to policyholders in the following year are approved annually by MassMutual’s Board of Directors and are recorded as an expense in the current year. The allocation of these dividends to policyholders reflects the relative contribution of each group of participating policies to surplus and considers, among other factors, investment returns, mortality and morbidity experience, expenses and taxes. The liability for policyholders’ dividends includes the estimated amount of annual dividends and settlement dividends. A settlement dividend is an extra dividend payable at termination of a policy upon maturity, death or surrender.

w.	Asset valuation reserve

The Company maintains an AVR that is a contingency reserve to stabilize surplus against fluctuations in the carrying value of common stocks, real estate, partnerships and limited liability companies as well as credit-related changes in the value of bonds, preferred stocks, mortgage loans, and certain derivatives. The AVR is reported as a liability within the Statutory Statements of Financial Position and the change in AVR, net of tax, is reported within the Statutory Statements of Changes in Surplus.

x.	Repurchase agreements

Repurchase agreements are contracts under which the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are carried at cost and accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability while the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value reported in the Statutory Statements of Financial Position for repurchase agreements approximates the fair value.

y.	Commercial paper

The Company issues commercial paper (CP) in the form of unsecured notes. Interest on CP is calculated using a 360-day year based on the actual number of days elapsed. Due to the short-term nature of CP, the carrying value approximates fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

z.	Interest maintenance reserve

The Company maintains an IMR that is used to stabilize net income against fluctuations in interest rates. After-tax realized capital gains (losses), which result from changes in interest rates for all types of fixed-income investments and interest-related derivatives, are deferred into the IMR and amortized into net investment income using the grouped amortization method. In the grouped amortization method, assets are grouped based on years of maturity. IMR is reduced by the amount ceded to reinsurers when entering into in force coinsurance ceding agreements. The IMR is included in other liabilities or, if negative, is included as net negative (Disallowed) IMR for any admitted portion in other than invested assets. Refer to Note 3. "New accounting standards - Adoption of new accounting standards" for further information on the adoption of INT 23-O1T - Disallowed IMR. Refer to Note 7. "Other than invested assets" for further information on the amount admitted as disallowed IMR.

aa.	Employee compensation plans

The Company has a long-term incentive compensation plan, under which certain employees of the Company and its subsidiaries may be issued phantom share-based compensation awards. These awards include Phantom Stock Appreciation Rights (PSARs) and Phantom Restricted Stock (PRS). These awards do not grant an equity or ownership interest in the Company.

PSARs provide the participant with the opportunity to share in the value created in the total enterprise. The PSAR value is the appreciation in the phantom stock price between the grant price and the share price at the time of exercise. Awards can only be settled in cash. PSARs typically cliff vest at the end of three years and expire six years after the date of grant. Vested PSARs may be exercised during quarterly two-week exercise periods prior to expiration. The compensation expense for an individual award is recognized over the service period.

PRS provide the participant with the opportunity to share in the value created in the total enterprise. Participants receive the full phantom share value (grant price plus/minus any change in share price) over the award period. Awards can only be settled in cash. PRS typically vests on a graded basis over five years, one third per year after years three, four and five. On each vesting date, a lump sum cash settlement is paid to the participant based on the number of shares vested multiplied by the most recent phantom stock price. Compensation expense is recognized on the accelerated attribution method. The accelerated attribution method recognizes compensation expense over the vesting period by which each separate payout year is treated as if it were, in substance, a separate award.

All awards granted under the Company’s plans are compensatory classified awards. Compensation costs are based on the most recent quarterly calculated intrinsic value of the PSARs (current share price less grant price per share not less than zero) and PRS (current share price per share), considering vesting provisions, net of forfeiture assumptions and are included in the Statutory Statements of Financial Position as a liability in general expenses due or accrued. The compensation expense for an individual award is recognized over the service period. The cumulative compensation expense for all outstanding awards in any period is equal to the change in calculated liability period over period. The requisite service period for the awards is the vesting period.

At the time of death or disability, awards contain vesting conditions, whereby employees’ unvested awards immediately vest on an accelerated basis with a one-year exercise period for PSARs, full accelerated vesting and settlement for PRS awards.

At the time of retirement, both PRS and PSAR vest according to the original grant terms.

The phantom share price is determined using the enterprise value of each entity within the organization provided it is within a pre-established range calculated using management basis equity method. If outside the range, the maximum or minimum share price established by the management basis equity method would apply, as appropriate.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

bb.	Other liabilities

Other liabilities primarily consist of the derivative interest expense liability, remittances and items not allocated, other miscellaneous liabilities, liabilities for employee benefits and accrued separate account transfers.

cc.	Premium and related expense recognition

Life insurance premium revenue is generally recognized annually on the anniversary date of the policy. However, premium for flexible products, primarily universal life and variable universal life contracts, is recognized as revenue when received. Annuity premium is recognized as revenue when received. DI and LTC premium is recognized as revenue when due.

Premium revenue is adjusted by the related deferred premium adjustment. Deferred premium adjusts for the overstatement created in the calculation of reserves as the reserve computation assumes the entire year’s net premium is collected annually at the beginning of the policy year and does not take into account installment or modal payments.

Commissions and other costs related to issuance of new policies and policy maintenance and settlement costs are charged to current operations when incurred. Surrender fee charges on certain life and annuity products are recorded as a reduction of benefits and expenses.

dd.	Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)

Net realized capital (losses) gains, net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Net realized capital (losses) gains, including OTTI, are recognized in net income and are determined using the specific identification method.

Bonds - general

The Company employs a systematic methodology to evaluate OTTI by conducting a quarterly analysis of bonds. OTTI is evaluated in a manner consistent with market participant assumptions. The Company considers the following factors, where applicable depending on the type of securities, in the evaluation of whether a decline in value is other than temporary: (a) the likelihood that the Company will be able to collect all amounts due according to the contractual terms of the debt security; (b) the present value of the expected future cash flows of the security; (c) the characteristics, quality and value of the underlying collateral or issuer securing the position; (d) collateral structure; (e) the length of time and extent to which the fair value has been below amortized cost; (f) the financial condition and near-term prospects of the issuer; (g) adverse conditions related to the security or industry; (h) the rating of the security; (i) the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery to amortized cost; and (j) other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

In addition, if the Company has the intent to sell, or the inability, or lack of intent to retain the investment for a period sufficient to recover the amortized cost basis, an OTTI is recognized as a realized loss equal to the entire difference between the investment’s amortized cost basis and its fair value at the balance sheet date.

When a bond is other-than-temporarily impaired, a new cost basis is established.

Bonds – corporate

For corporate securities, if it is determined that a decline in the fair value of a bond is other than temporary, OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and, generally, its fair value at the balance sheet date.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company analyzes investments whose fair value is below the cost for impairment. Generally, if the investment experiences significant credit or interest rate related deterioration, the cost of the investment is not recoverable, or the Company intends to sell the investment before anticipated recovery, an OTTI is recognized as realized investment loss.

Bonds - loan-backed and structured securities

For loan-backed and structured securities, if the present value of cash flows expected to be collected is less than the amortized cost basis of the security, an OTTI is recognized as a realized loss equal to the difference between the investment’s amortized cost basis and the present value of cash flows expected to be collected. The expected cash flows are discounted at the security’s effective interest rate. Internal inputs used in determining the amount of the OTTI on structured securities include collateral performance, prepayment speeds, default rates, and loss severity based on borrower and loan characteristics, as well as deal structure including subordination, over-collateralization and cash flow priority.

ABS and MBS are evaluated for OTTI using scenarios and assumptions based on the specifics of each security including collateral type, loan type, vintage and subordination level in the structure. Cash flow estimates are based on these assumptions and inputs obtained from external industry sources along with internal analysis and actual experience. Where applicable, assumptions include prepayment speeds, default rates and loss severity, weighted average maturity and changes in the underlying collateral values.

The Company has a review process for determining if CDOs are at risk for OTTI. For the senior, mezzanine and junior debt tranches, cash flows are modeled using multiple scenarios based on the current ratings and values of the underlying corporate credit risks and incorporating prepayment and default assumptions that vary according to collateral attributes of each CDO. The prepayment and default assumptions are varied within each model based upon rating (base case), historical expectations (default), rating change improvement (optimistic), rating change downgrade (pessimistic) and fair value (market). The default rates produced by these multiple scenarios are assigned an expectation weight according to current market and economic conditions and fed into a final scenario. OTTI is recorded if this final scenario results in the loss of any principal or interest payments due.

For the most subordinated junior CDO tranches, the present value of the projected cash flows in the final scenario is measured using an effective yield. If the current book value of the security is greater than the present value measured using an effective yield, an OTTI is taken in an amount sufficient to produce its effective yield. Certain CDOs cannot be modeled using all of the scenarios because of limitations on the data needed for all scenarios. The cash flows for these CDOs, including foreign currency denominated CDOs, are projected using a customized scenario management believes is reasonable for the applicable collateral pool.

For loan-backed and structured securities, any difference between the new amortized cost basis and any increased present value of future cash flows expected to be collected is accreted into net investment income over the expected remaining life of the bond.

Common and preferred stock

The cost basis of common and preferred stocks is adjusted for impairments deemed to be other than temporary. The Company considers the following factors in the evaluation of whether a decline in value is other than temporary: (a) the financial condition and near-term prospects of the issuer; (b) the Company’s ability and intent to retain the investment for a period sufficient to allow for a near-term recovery in value; and (c) the period and degree to which the value has been below cost. The Company conducts a quarterly analysis of issuers whose common or preferred stock is not-in-good standing or valued below 80% of cost. The Company also considers other qualitative and quantitative factors in determining the existence of OTTI including, but not limited to, unrealized loss trend analysis and significant short-term changes in value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Mortgage loans

The Company performs internal reviews at least annually to determine if individual mortgage loans are performing or nonperforming. The fair values of performing mortgage loans are estimated by discounting expected future cash flows using current interest rates for similar loans with similar credit risk. For nonperforming loans, the fair value is the estimated collateral value of the underlying real estate. If foreclosure is probable, the Company will obtain an external appraisal.

Mortgage loans are considered to be impaired when, based upon current available information and events, it is probable that the Company will be unable to collect all amounts of principal and interest due according to the contractual terms of the mortgage loan agreement. A valuation allowance is recorded on a loan-by-loan basis in net unrealized capital losses for the excess of the carrying value of the mortgage loan over the fair value of its underlying collateral. Such information or events could include property performance, capital budgets, future lease roll, a property inspection as well as payment trends. Collectability and estimated decreases in collateral values are also assessed on a loan-by-loan basis considering all events and conditions relevant to the loan. This evaluation is inherently subjective as it requires estimates that are susceptible to significant revisions as more information becomes available, as changes occur in the market or as negotiations with the borrowing entity evolve. If there is a change in the fair value of the underlying collateral or the estimated loss on the loan, the valuation allowance is adjusted accordingly. An OTTI occurs upon the realization of a credit loss, typically through foreclosure or after a decision is made to accept a discounted payoff, and is recognized in realized capital losses. The previously recorded valuation allowance is reversed from unrealized capital losses. When an OTTI is recorded, a new cost basis is established reflecting estimated value of the collateral.

Real estate

For real estate held for the production of income, depreciated cost is adjusted for impairments whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable, with the impairment being included in realized capital losses. An impairment is recorded when the property’s estimated future net operating cash flows over ten years, undiscounted and without interest charges, is less than book value.

Adjustments to the carrying value of real estate held for sale are recorded in a valuation reserve as realized capital losses when the fair value less estimated selling costs is less than the carrying value.

Partnerships and limited liability companies

When it is probable that the Company will be unable to recover the outstanding carrying value of an investment based on undiscounted cash flows, or there is evidence indicating an inability of the investee to sustain earnings to justify the carrying value of the investment, OTTI is recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment. The estimated fair values of limited partnership interests are generally based on the Company’s share of the net asset value (NAV) as provided in the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

For determining impairments in partnerships that generate LIHTCs, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate for future benefits of ten or more years and compares the results to its current book value. Impairments are recognized in realized capital losses reflecting the excess of the carrying value over the estimated fair value of the investment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrealized capital gains (losses)

Unrealized capital gains (losses) include changes in the fair value of derivatives, excluding interest rate swaps and credit default index swaps associated with replicated assets; currency translation adjustments on foreign-denominated bonds; changes in the fair value of unaffiliated common stocks; changes in the fair value of bonds and preferred stocks that are carried at fair value; and changes in the inflation adjustments on U.S Treasury inflation-indexed securities. Changes in the Company’s equity investments in partnerships and limited liability companies, including the earnings as reported on the financial statements, earnings recorded as accumulated undistributed earnings, foreign exchange asset valuation and mark-to-market on operating assets, and certain subsidiaries and affiliates are also reported as changes in unrealized capital gains (losses). Unrealized capital gains (losses) are recorded as a change in net unrealized capital gains (losses), net of tax, within the Statutory Statements of Changes in Surplus.

3.	New accounting standards

Adoption of new accounting standards

In August 2023, the NAIC adopted INT 23-01T — Disallowed IMR (“INT 23-01T”). INT 23-01T provides optional, limited-term guidance for the assessment of disallowed IMR for up to 10% of adjusted general account capital and surplus. An insurer’s capital and surplus must first be adjusted to exclude certain “soft assets” including net positive goodwill, electronic data processing equipment and operating system software, net deferred tax assets and admitted disallowed IMR. An insurer will only be able to admit the negative IMR if the insurer's risk-based capital is over 300% authorized control level after adjusting to remove the assets described above.

As adopted, negative IMR may be admitted first in the insurer’s general account and then, if all disallowed IMR in the general account is admitted and the percentage limit is not reached, to the separate account proportionately between insulated and noninsulated accounts. If the insurer can demonstrate historical practice in which acquired gains from derivatives were also reversed to IMR (as liabilities) and amortized, there is no exclusion for derivatives losses. INT 23-01T was adopted by the Company as of September 30, 2023 and will be effective through December 31, 2025. To the extent the Company’s IMR balance is a net negative, the effects of INT 23-01T will be reflected in the Company’s financial position, results of operations, and financial statement disclosures. The Company has adopted this guidance and the adoption resulted in an admitted disallowed IMR of $1,112 million for MassMutual.

In March 2023, the NAIC adopted modifications to SSAP No. 34 – Investment Income Due and Accrued, effective December 31, 2023. The modifications require additional disclosures and data capture related to gross, non-admitted and admitted amounts for interest income due and accrued, deferred interest, and paid-in-kind (PIK) interest. In August 2023, the NAIC adopted revisions to further clarify the PIK interest disclosure in SSAP No. 34, effective December 31, 2023. The revisions clarify that decreasing amounts to principal balances are first applied to any PIK interest included in the principal balance. The original principal would not be reduced until the PIK interest had been fully eliminated from the balance. The revisions also provide a practical expedient for determining the PIK interest in the cumulative balance by subtracting the original principal/ par value from the current principal/ par value, with the resulting PIK interest not to go less than zero. The modifications did not have a material effect on the Company’s financial statements.

In December 2023, the NAIC adopted revisions, effective January 1, 2024, to avoid allocating realized gains or losses from bond sales to the IMR when sold before a rating downgrade. Revisions were also made to avoid allocating realized gains or losses from mortgage loan sales when there is a credit loss allowance, where payments are not 90 days past due. Revisions were also made to update guidance on changes in credit ratings used to allocate credit or interest rate related gains or losses, requiring identification of realized losses from acute credit events to be allocated to AVR. The modifications did not have a material effect on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

In March 2024, the NAIC adopted revisions to the requirements of audit and admissibility in SSAP No. 97 – Investments in Subsidiary, Controlled and Affiliated Entities, effective March 16, 2024, to better align with the guidance on the look-through methodology. The revisions allow for admitting audited investments in entities owned by unaudited downstream noninsurance holding company SCA entity. The modifications did not have a material effect on the Company’s financial statements.

Future adoption of new accounting standards

In August 2023, the NAIC adopted revisions to clarify and incorporate a new bond definition within disclosures SSAP No. 26 – Bonds, SSAP No. 43 – Asset-Backed Securities, and other related SSAPs, which will become effective January 1, 2025. The revisions were issued in connection with its principle-based bond definition project, “the Bond Project”.

The Bond Project began in October 2020 through the development of a principle-based bond definition to be used for all securities in determining whether they qualify for reporting on the statutory annual statement Schedule D. Within the new bond definition, bonds are classified as an “issuer credit obligation” or an “asset-backed security.”

An “issuer credit obligation” is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, and an “asset-backed security” is defined as a bond issued by an entity created for the primary purpose of raising capital through debt backed by financial assets. The revisions to SSAP No. 26 reflect the principle-based bond definition, and SSAP No. 43 provides accounting and reporting guidance for investments that qualify as asset-backed securities under the new bond definition. Upon adoption, investments that do not qualify as bonds will not be permitted to be reported as bonds on Schedule D, Part 1 thereafter as there will be no grandfathering for existing investments that do not qualify under the revised SSAPs. The Company is currently assessing the impacts of the adopted SSAP No. 26, SSAP No. 43 and other related SSAPs in relation to the financial statements.

In March 2024, the NAIC adopted revisions to SSAP No. 21 - Other Admitted Assets, effective January 1, 2025, clarifying that residuals follow the effective yield approach with a cap and providing an election for the cost recovery method. The modifications are not expected to have a material effect on the Company’s financial statements. The Company will elect the effective yield method using the allowable earned yield, capped by the amount of cash distributions received. The Company is assessing the potential impact on the Company’s financial statements.

Effective January 1, 2025, revisions will be made to short-term investments, which include excluding additional investment types from being reported as cash equivalents or short-term investments regardless of maturity date of the investment at the date of acquisition. Investments will be eliminated from being reported as cash equivalents or short-term investments unless they would qualify under SSAP No. 26 – Bonds as an issuer credit obligation. Such investments will then only qualify as a cash equivalent or short-term investment if they have a maturity date within 3-months (cash equivalents) or 12-months (short-term) from the date of acquisition or meet the specifics requirements for money market mutual funds or cash pooling arrangement. The Company is assessing the potential impact on the Company’s financial statements.

The NAIC adopted revisions to various SSAPs at the Spring 2024 National Meeting for investments in tax credits and acquired tax credits in response to the comments received, as well as updated annual statement reporting categories for tax credit investment risk-based capital. These revisions are in addition to the previous ones, which include broad criteria to scope in various tax credit programs, including solar programs and state specific programs. Proportional amortization will be the measurement approach as with existing low-income housing tax credits, which means recording amortization of the investment in the partnership through net investment income and use of the tax credits in the appropriate tax line. The adopted revisions will be effective on January 1, 2025. The Company is assessing the potential impact on the Company’s financial statements.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

4.	Fair value of financial instruments

The following presents a summary of the carrying values and fair values of the Company's financial instruments:

	December 31, 2024
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,604	$4,968	$—	$4,968	$—
All other governments	979	809	—	801	8
States, territories and possessions	157	146	—	146	—
Political subdivisions	276	265	—	265	—
Special revenue	3,402	3,321	—	3,285	36
Industrial and miscellaneous	139,384	130,914	725	65,638	64,551
Hybrid securities	1,019	1,041	—	1,041	—
Parent, subsidiaries and affiliates	12,808	12,429	—	3,489	8,940
Preferred stocks	1,019	1,145	187	3	955
Common stocks - subsidiaries and affiliates	150	150	16	—	134
Common stocks - unaffiliated	1,198	1,198	292	—	906
Mortgage loans - commercial	16,962	15,575	—	—	15,575
Mortgage loans - residential	6,730	6,570	—	—	6,570
Derivatives:
Interest rate swaps	20,513	14,364	—	14,364	—
Options	567	566	113	453	—
Currency swaps	2,711	2,662	—	2,662	—
Forward contracts	412	412	—	412	—
Credit default swaps	2	2	—	2	—
Financial Futures	15	15	15	—	—
Cash, cash equivalents and short-term investments	6,004	6,004	572	5,432	—
Separate account assets	49,251	49,251	33,240	14,194	1,817
Financial liabilities:
GICs	17,955	17,249	—	—	17,249
Group annuity contracts and other deposits	1,714	1,570	—	—	1,570
Individual annuity contracts	29,402	30,328	—	—	30,328
Supplementary contracts	844	845	—	—	845
Repurchase agreements	3,408	3,420	—	3,420	—
Debt	250	250	—	250	—
Derivatives:
Interest rate swaps	15,665	16,192	—	16,192	—
Options	63	63	63	—	—
Currency swaps	792	735	—	735	—
Forward contracts	67	63	—	63	—
Credit default swaps	175	175	—	175	—
Financial futures	12	12	12	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,690 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Carrying Value	Fair Value	Level 1	Level 2	Level 3
	(In Millions)
Financial assets:
Bonds:
U. S. government and agencies	$5,060	$4,744	$—	$4,744	$—
All other governments	1,242	1,092	—	1,062	30
States, territories and possessions	231	229	—	229	—
Political subdivisions	363	353	—	353	—
Special revenue	4,986	4,975	—	4,938	37
Industrial and miscellaneous	122,035	113,940	66	50,235	63,639
Hybrid securities	686	658	—	658	—
Parent, subsidiaries and affiliates	9,830	9,410	—	1,406	8,004
Preferred stocks	446	470	96	—	374
Common stocks - subsidiaries and affiliates	430	430	253	—	177
Common stocks - unaffiliated	1,623	1,623	666	—	957
Mortgage loans - commercial	19,299	17,885	—	—	17,885
Mortgage loans - residential	4,722	4,449	—	—	4,449
Derivatives:
Interest rate swaps	17,292	12,277	—	12,277	—
Options	547	547	68	479	—
Currency swaps	2,831	2,831	—	2,831	—
Forward contracts	13	13	—	13	—
Credit default swaps	1	1	—	1	—
Financial Futures	56	56	56	—	—
Cash, cash equivalents and short-term investments	11,134	11,134	782	10,352	—
Separate account assets	52,593	52,593	35,002	15,677	1,914
Financial liabilities:
GICs	16,207	15,550	—	—	15,550
Group annuity contracts and other deposits	2,053	1,841	—	—	1,841
Individual annuity contracts	25,861	24,495	—	—	24,495
Supplementary contracts	942	943	—	—	943
Repurchase agreements	3,219	3,219	—	3,219	—
Debt	50	50	—	50	—
Derivatives:
Interest rate swaps	11,922	12,289	—	12,289	—
Options	35	35	35	—	—
Currency swaps	1,294	1,309	—	1,309	—
Forward contracts	301	303	—	303	—
Credit default swaps	153	152	—	152	—
Financial futures	29	29	29	—	—

Common stocks - subsidiaries and affiliates do not include unconsolidated subsidiaries, which had statutory carrying values of $25,066 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value establishes a measurement framework that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. Each level reflects a unique description of the inputs that are significant to the fair value measurements. The levels of the fair value hierarchy are as follows:

Level 1 – Observable inputs in the form of quoted prices for identical instruments in active markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active or other inputs that are observable or can be derived from observable market data for substantially the full term of the assets or liabilities.

Level 3 – One or more unobservable inputs that are supported by little or no market activity and are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using internal models, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

When available, the Company generally uses unadjusted quoted market prices from independent sources to determine the fair value of investments and classifies such items within Level 1 of the fair value hierarchy. If quoted prices are not available, prices are derived from observable market data for similar assets in an active market or obtained directly from brokers for identical assets traded in inactive markets. Investments that are priced using these inputs are classified within Level 2 of the fair value hierarchy. When some of the necessary observable inputs are unavailable, fair value is based upon internally developed models. These models use inputs not directly observable or correlated with observable market data. Typical inputs, which are integrated in the Company’s internal discounted cash flow models and discounted earnings models include, but are not limited to, issuer spreads derived from internal credit ratings and benchmark yields such as SOFR, cash flow estimates and earnings before interest, taxes, depreciation and amortization estimates. Investments that are priced with such unobservable inputs are classified within Level 3 of the fair value hierarchy.

The Company reviews the fair value hierarchy classifications at each reporting period. Overall, reclassifications between levels occur when there are changes in the observability of inputs and market activity used in the valuation of a financial asset or liability. Such reclassifications are reported as transfers between levels at the beginning fair value for the reporting period in which the changes occur. Given the types of assets classified as Level 1 (primarily equity securities including mutual fund investments), transfers between Level 1 and Level 2 measurement categories are expected to be infrequent. Transfers into and out of Level 3 are summarized in the schedule of changes in Level 3 assets and liabilities.

The fair value of group annuity contracts and other deposits is determined by multiplying the book value of the contract by an average market value adjustment factor. The market value adjustment factor is directly related to the difference between the book value of client liabilities and the present value of installment payments discounted at current market value yields. The market value yield is measured by the Barclay's Aggregate Bond Index, subject to certain adjustments, and the installment period is equivalent to the duration of the Company’s invested asset portfolio.

The fair value of individual annuity and supplementary contracts is determined using one of several methods based on the specific contract type. For short-term contracts, generally less than 30 days, the fair value is assumed to be the book value. For contracts with longer durations, GICs and investment-type contracts, the fair value is determined by calculating the present value of future cash flows discounted at current market interest rates, the risk-free rate or a current pricing yield curve based on pricing assumptions using assets of a comparable corporate bond quality. Annuities receiving dividends are accumulated at the average minimum guaranteed rate and discounted at the risk-free rate. All others are valued using cash flow projections from the Company's asset/liability management analysis.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2024
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$1	$—	$1
Industrial and miscellaneous	725	111	265	1,101
Preferred stocks	44	—	46	90
Common stocks - subsidiaries and affiliates	16	—	134	150
Common stocks - unaffiliated	293	—	905	1,198
Derivatives:
Interest rate swaps	—	20,508	—	20,508
Options	114	453	—	567
Currency swaps	—	2,631	—	2,631
Forward contracts	—	412	—	412
Credit default swaps	—	2	—	2
Financial Futures	15	—	—	15
Separate account assets	33,240	14,194	1,817	49,251
Total financial assets carried at fair value	$34,447	$38,312	$3,167	$75,926
Financial liabilities:
Derivatives:
Interest rate swaps	$—	$15,665	$—	$15,665
Options	63	—	—	63
Currency swaps	—	201	—	201
Forward contracts	—	67	—	67
Credit default swaps	—	175	—	175
Financial futures	12	—	—	12
Total financial liabilities carried at fair value	$75	$16,108	$—	$16,183

The Company does not have any financial instruments that were carried at net asset value as a practical expedient.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents the Company's fair value hierarchy for assets and liabilities that are carried at fair value:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets:
Bonds:
Special revenue	$—	$2	$—	$2
Industrial and miscellaneous	66	107	172	345
Hybrid securities
Preferred stocks	24	—	63	87
Common stocks - subsidiaries and affiliates	253	—	177	430
Common stocks - unaffiliated	666	—	957	1,623
Derivatives:
Interest rate swaps	—	17,287	—	17,287
Options	68	479	—	547
Currency swaps	—	2,831	—	2,831
Forward contracts	—	13	—	13
Financial Futures	56	—	—	56
Separate account assets	35,002	15,677	1,914	52,593
Total financial assets carried at fair value	$36,135	$36,396	$3,283	$75,814

Financial liabilities:
Derivatives:
Interest rate swaps	$—	$11,922	$—	$11,922
Options	35	—	—	35
Currency swaps	—	192	—	192
Forward contracts	—	301	—	301
Credit default swaps	—	153	—	153
Financial futures	29	—	—	29
Total financial liabilities carried at fair value	$64	$12,568	$—	$12,632

The Company reviews the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes and the level of market activity may result in a reclassification of certain financial assets or liabilities between fair value hierarchy classifications. Such reclassifications are reported as transfers between levels in the beginning fair value for the reporting period in which the changes occur.

Valuation Techniques and Inputs

The Company determines the fair value of its investments using primarily the market approach or the income approach. The use of quoted prices for identical assets and matrix pricing or other similar techniques are examples of market approaches, while the use of discounted cash flow methodologies is an example of the income approach. The Company attempts to maximize the use of observable inputs and minimize the use of unobservable inputs in selecting whether the market or the income approach is used.

A description of the significant valuation techniques and inputs to the determination of estimated fair value for the more significant asset and liability classes measured at fair value on a recurring basis and categorized within Level 2 and Level 3 of the fair value hierarchy is as follows:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Separate account assets – These assets primarily include bonds (industrial and miscellaneous; U.S. government and agencies), and derivatives. Their fair values are determined as follows:

Bonds (Industrial and miscellaneous) – These securities are principally valued using the market or the income approaches. Level 2 valuations are based primarily on quoted prices in markets that are not active, broker quotes, matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads versus benchmark yields, new issuances, issuer ratings, duration, and trades of identical or comparable securities. Privately placed securities are valued using discounted cash flow models using standard market observable inputs and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issuances that incorporate the credit quality and industry sector of the issuer. This level also includes securities priced by independent pricing services that use observable inputs. Valuations based on matrix pricing or other similar techniques that utilize significant unobservable inputs or inputs that cannot be derived principally from, or corroborated by, observable market data, including adjustments for illiquidity, delta spread adjustments or spreads to reflect industry trends or specific credit-related issues are classified as Level 3. In addition, inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2 are classified as Level 3.

Bonds (U.S. government and agencies) – These securities are principally valued using the market approach. Level 2 valuations are based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spreads versus the U.S. Treasury yield curve for the identical security and comparable securities that are actively traded.

Derivative assets and liabilities – These financial instruments are primarily valued using the market approach. The estimated fair value of derivatives is based primarily on quotations obtained from counterparties and independent sources, such as quoted market values received from brokers. These quotations are compared to internally derived prices and a price challenge is lodged with the counterparties and an independent source when a significant difference cannot be explained by appropriate adjustments to the internal model. When quoted market values are not reliable or available, the value is based upon an internal valuation process using market observable inputs that other market participants would use. Significant inputs to the valuation of derivative financial instruments include overnight index swaps (OIS) and SOFR basis curves, interest rate volatility, swap yield curve, currency spot rates, cross currency basis curves and dividend yields. Due to the observability of the significant inputs to these fair value measurements, they are classified as Level 2.

The use of different assumptions or valuation methodologies may have a material impact on the estimated fair value amounts. For the periods presented, there were no significant changes to the Company's valuation techniques.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents changes in the Company's Level 3 assets carried at fair value:

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/24	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/24
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$172	$(130)	$9	$7	$3	$—	$(10)	$—	$—	$214	$265
Preferred stocks	63	(9)	8	—	—	—	—	—	—	(16)	46
Common Stocks:
Subsidiaries and affiliates	177	3	3	415	(259)	66	(346)	—	(156)	231	134
Unaffiliated	957	(6)	136	258	221	(12)	(674)	25	—	—	905
Separate account assets	1,914	83	—	21	—	(196)	(5)	—	—	—	1,817
Total financial assets	$3,283	$(59)	$156	$701	$(35)	$(142)	$(1,035)	$25	$(156)	$429	$3,167

	Balance as of	Gains (Losses) in Net	Losses (Gains) in					Transfers			Balance as of
	01/01/23	Income	Surplus	Purchases	Issuances	Sales	Settlements	In	Out	Other	12/31/23
	(In Millions)
Financial assets:
Bonds:
Industrial and miscellaneous	$220	$(4)	$(10)	$36	$1	$(2)	$(13)	$—	$—	$(56)	$172
Preferred stocks	47	—	11	3	—	—	—	—	—	2	63
Common Stocks:
Subsidiaries and affiliates	350	7	(216)	21	20	(47)	—	48	—	(6)	177
Unaffiliated	970	24	(53)	60	26	(29)	(38)	—	—	(3)	957
Separate account assets	1,693	271	—	134	—	(182)	(2)	—	—	—	1,914
Total financial assets	$3,280	$298	$(268)	$254	$47	$(260)	$(53)	$48	$—	$(63)	$3,283

Other transfers include assets that are either no longer carried at fair value or have just begun to be carried at fair value, such as assets with no level changes but a change in the lower of cost or market carrying basis. Industrial and miscellaneous bonds in other contain assets that are now carried at fair value due to ratings changes and assets are no longer carried at fair value where the fair value is now higher than the book value.

Level 3 transfers in are assets that are consistently carried at fair value but have had a level change. Common stocks unaffiliated assets were transferred from Level 2 to Level 3 due to a change in the observability of pricing inputs, at the beginning fair value for the reporting period.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

5.	Investments

The Company maintains a diversified investment portfolio. Investment policies limit concentration in any asset class, geographic region, industry group, economic characteristic, investment quality or individual investment.

a.	Bonds

The carrying value and fair value of bonds were as follows:

	December 31, 2024
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,604	$22	$658	$4,968
All other governments	979	6	176	809
States, territories and possessions	157	—	11	146
Political subdivisions	276	5	16	265
Special revenue	3,402	36	117	3,321
Industrial and miscellaneous	139,384	743	9,213	130,914
Hybrid securities	1,019	44	22	1,041
Parent, subsidiaries and affiliates	12,808	29	408	12,429
Total	$163,629	$885	$10,621	$153,893

The December 31, 2024 gross unrealized losses exclude $186 million of losses included in the carrying value. These losses include $183 million from NAIC Class 6 bonds and $3 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

	December 31, 2023
	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In Millions)
U.S. government and agencies	$5,060	$70	$385	$4,744
All other governments	1,242	13	163	1,092
States, territories and possessions	231	4	6	229
Political subdivisions	363	7	17	353
Special revenue	4,986	113	125	4,975
Industrial and miscellaneous	122,035	823	8,918	113,940
Hybrid securities	686	18	46	658
Parent, subsidiaries and affiliates	9,830	20	439	9,410
Total	$144,433	$1,068	$10,099	$135,401

The December 31, 2023 gross unrealized losses exclude $127 million of losses included in the carrying value. These losses include $126 million from NAIC Class 6 bonds and $1 million from RMBS and CMBS whose ratings were obtained from third-party modelers. These losses were primarily included in industrial and miscellaneous or parent, subsidiaries and affiliates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The quality of the bond portfolio is determined by the use of SVO ratings and the equivalent rating agency designations, except for RMBS and CMBS that use third-party modelers. The following sets forth the NAIC class ratings for the bond portfolio including RMBS and CMBS:

		December 31,
		2024		2023
NAIC Class	Equivalent Rating Agency Designation	Carrying Value	% of Total	Carrying Value	% of Total
		(In Millions)
1	Aaa/Aa/A	$95,519	59%	$81,184	56%
2	Baa	60,140	37	53,888	37
3	Ba	3,324	2	3,617	3
4	B	2,227	1	2,842	2
5	Caa and lower	1,862	1	2,512	2
6	In or near default	557	—	390	—
	Total	$163,629	100%	$144,433	100%

The following summarizes NAIC ratings for RMBS and CMBS investments subject to NAIC modeling:

	December 31,
	2024				2023
	RMBS		CMBS		RMBS		CMBS
NAIC Class	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total	Carrying Value	% of Total
	(In Millions)
1	$614	86%	$2,162	79%	$246	95%	$2,020	75%
2	91	13	160	6	—	—	237	9
3	4	1	160	6	1	—	155	6
4	1	—	34	1	5	2	143	5
5	1	—	135	5	7	3	63	2
6	—	—	87	3	—	—	72	3
	$711	100%	$2738	100%	$259	100%	$2,690	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a summary of the carrying value and fair value of bonds as of December 31, 2024 and 2023 by contractual maturity. Expected maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations with or without prepayment penalties. Securities with more than one maturity date are included in the table using the final maturity date.

	2024		2023
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Due in one year or less	$5,558	$5,541	$8,289	$7,949
Due after one year through five years	47,307	46,549	32,923	32,288
Due after five years through ten years	38,692	37,385	38,086	36,551
Due after ten years	72,072	64,417	65,135	58,613
Total	$163,629	$153,892	$144,433	$135,401

Sales proceeds and related gross realized capital gains (losses) from bonds were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Proceeds from sales	$18,349	$11,489	$16,097
Gross realized capital gains from sales	210	102	143
Gross realized capital losses from sales	(451)	(645)	(624)

The following is a summary of the fair values and gross unrealized losses aggregated by bond category and length of time that the securities were in a continuous unrealized loss position:

	December 31, 2024
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$1,240	$88	6	$2,440	$570	13
All other governments	61	2	14	622	174	27
States, territories and possessions	19	—	4	109	11	7
Political subdivisions	36	1	4	143	15	9
Special revenue	377	10	39	1,077	107	119
Industrial and miscellaneous	14,133	249	1,117	52,840	9,150	2,215
Hybrid securities	159	3	14	174	20	23
Parent, subsidiaries and affiliates	1,304	10	12	6,865	398	8
Total	$17,329	$363	1,210	$64,270	$10,445	2,421

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 12 Months			12 Months of Longer
	Fair Value	Unrealized Losses	Number of Issuers	Fair Value	Unrealized Losses	Number of Issuers
	(In Millions)
U. S. government and agencies	$576	$5	6	$2,067	$380	13
All other governments	26	—	5	882	163	32
States, territories and possessions	10	—	3	98	6	8
Political subdivisions	13	—	3	176	17	10
Special revenue	331	8	27	1,260	118	163
Industrial and miscellaneous	5,713	264	585	65,698	8,795	2,907
Hybrid securities	49	1	7	230	45	33
Parent, subsidiaries and affiliates	5,042	316	10	2,429	123	21
Total	$11,760	$594	646	$72,840	$9,647	3,187

As of December 31, 2024 and 2023, management has not deemed these unrealized losses to be other-than-temporary because the investment’s carrying value is expected to be realized and the Company has the ability and intent not to sell these investments until recovery, which may be at maturity.

As of December 31, 2024, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $11,250 million. Securities in an unrealized loss position for less than 12 months had a fair value of $4,249 million and unrealized losses of $42 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $7,001 million and unrealized losses of $887 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

As of December 31, 2023, investments in structured and loan-backed securities that had unrealized losses, which were not recognized in earnings, had a fair value of $17,178 million. Securities in an unrealized loss position for less than 12 months had a fair value of $2,151 million and unrealized losses of $48 million. Securities in an unrealized loss position for greater than 12 months had a fair value of $15,027 million and unrealized losses of $1,261 million. These securities were primarily categorized as industrial and miscellaneous or parent, subsidiaries and affiliates.

In the course of the Company’s investment management activities, securities may be sold and reacquired within 30 days to enhance the Company’s yield on its investment portfolio. The Company did not sell any securities with the NAIC Designation 3 or below for the years ended December 31, 2024 or 2023 that were reacquired within 30 days of the sale date.

The Company had assets on deposit with government authorities or trustees, as required by law, in the amount of $10 million as of December 31, 2024 and 2023.

Residential mortgage-backed exposure

RMBS are included in the U.S. government and agencies, special revenue and industrial and miscellaneous bond categories. the Alt-a category includes option adjustable-rate mortgages and the subprime category includes 'scratch and dent' or reperforming pools, high loan-to-value pools and pools where the borrowers have very impaired credit but the average loan-to-value is low, typically 70% or below. In identifying Alt-A and subprime exposure, management used a combination of qualitative and quantitative factors, including FICO scores and loan-to-value ratios.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, RMBS had a total carrying value of $3,882 million and a fair value of $3,904 million of which approximately 2%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $2,246 million and a fair value of $2,268 million. As of December 31, 2023, RMBS had a total carrying value of $3,775 million and a fair value of $3,756 million of which approximately 4%, based on carrying value, was classified as Alt-A. Alt-A and subprime RMBS had a total carrying value of $1,326 million and a fair value of $1,312 million.

During the years ended December 31, 2024, there were no significant credit downgrades for the securities held by the Company that were backed by residential mortgage pools.

Leveraged loan exposure

Leveraged loans are loans extended to companies that already have considerable amounts of debt. The Company reports leveraged loans as bonds. These leveraged loans have interest rates higher than typical loans, reflecting the additional risk of default from issuers with high debt-to-equity ratios.

As of December 31, 2024, total leveraged loans had a carrying value of $3,386 million and a fair value of $3,394 million, of which approximately 45%, based on carrying value, were domestic leveraged loans. As of December 31, 2023, total leveraged loans had a carrying value of $4,708 million and a fair value of $4,690 million, of which approximately 51%, based on carrying value, were domestic leveraged loans.

In 2024, the Company refined its definition of leveraged loans to include commercial loans to high-yield corporations.

Commercial mortgage-backed exposure

The Company holds bonds backed by pools of commercial mortgages. The mortgages in these pools have varying risk characteristics related to underlying collateral type, borrower's risk profile and ability to refinance and the return provided to the borrower from the underlying collateral. These investments had a carrying value of $2,749 million and fair value of $2,449 million as of December 31, 2024 and a carrying value of $2,693 million and fair value of $2,285 million as of December 31, 2023.

b.	5GI Securities

Securities owned by the Company with an NAIC designation of 5GI securities:

	December 31, 2024			December 31, 2023
	Number of 5GI Securities	Carrying Value	Fair Value	Number of 5GI Securities	Carrying Value	Fair Value
	(In Millions)
Investments:
Bonds - amortized cost	242	$1,002	$987	245	$1,458	$1,430
Preferred stock - amortized cost	—	—	—	3	1	9
Preferred stock - fair value	2	1	1	1	—	—
Total	244	$1,003	$988	249	$1,459	$1,439

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Preferred stocks

The carrying value and fair value of preferred stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Carrying value	$1,019	$446
Gross unrealized gains	129	29
Gross unrealized losses	(3)	(5)
Fair value	$1,145	$470

As of December 31, 2024, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $178 million in 12 issuers, $141 million of which was in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in preferred stocks in an unrealized loss position included holdings with a fair value of $267 million in 19 issuers, $265 million of which was in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023, the Company held preferred stocks for which the transfer of ownership was restricted by contractual requirements with carrying values of $96 million and $201 million, respectively.

d.	Common stocks – subsidiaries and affiliates

The Company has two primary domestic life insurance subsidiaries, C.M. Life Insurance Company (C.M. Life), which primarily provides fixed and variable annuities and universal life insurance business, and MML Bay State Life Insurance Company (MML Bay State), a subsidiary of C.M. Life, which primarily issues variable life and bank-owned life insurance policies.

Summarized below is certain combined statutory financial information for the unconsolidated domestic life insurance subsidiaries:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Millions)
Total Revenue	$341	$433	$577
Net income	9	48	155
Assets	12,451	12,653	12,870
Liabilities	10,531	10,515	11,090
Shareholder's equity	1,920	2,138	1,780

In 2024, C.M. Life paid $190 million in dividends to MassMutual, and did not pay any dividends to MassMutual in 2023.

MassMutual did not make any contributions to C.M. Life in 2024 and 2023.

MMHLLC, a wholly-owned subsidiary of MassMutual, is the parent of subsidiaries that include Barings LLC (Barings) and deals in markets that include retail and institutional asset management entities and registered broker dealers.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The MMHLLC statutory carrying value was $17.2 billion, which included $122 million of nonadmitted asset adjustments as of December 31, 2024 and $17.6 billion as of December 31, 2023, which included $106 million of nonadmitted asset adjustments.

Summarized below is certain U.S. GAAP financial information for MMHLLC:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$5.1	$3.4	$3.6
Net income	1.2	0.7	0.6
Assets	27.7	27.2	27.2
Liabilities	9.5	9.1	8.2
Member's equity	18.2	18.1	18.9

MMHLLC paid $785 million in dividends to MassMutual for the year ended December 31, 2024, $630 million of which were declared in 2023, and paid $730 million in dividends to MassMutual for the year ended December 31, 2023, $450 million of which were declared in 2022.

MMHLLC declared an additional $570 million in dividends to MassMutual for the year ended December 31, 2024, which will be paid in 2025.

MassMutual contributed capital of $32 million to MMHLLC for the year ended December 31, 2024, and $235 million for the year ended December 31, 2023.

As of December 31, 2024 and 2023 the Glidepath statutory carrying value was $4.7 billion and $3.6 billion, respectively.

Summarized below is certain U.S. GAAP financial information for Glidepath:

	As of and for the Years Ended December 31,
	2024	2023
	(In Billions)
Total Revenue	$3.0	$0.8
Net income	0.3	0.8
Assets	58.6	53.4
Liabilities	55.0	51.5
Shareholder's equity	3.6	1.9

Summarized below is certain U.S. GAAP financial information for MMIH:

	As of and for the Years Ended December 31,
	2024	2023	2022
	(In Billions)
Total Revenue	$0.5	$0.4	$0.3
Net income	0.1	0.1	0.1
Assets	10.9	10.1	9.3
Liabilities	9.0	8.2	7.6
Member's equity	1.9	1.9	1.7

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of MMHLLC are involved in litigation and investigations arising in the ordinary course of their business, which seek compensatory damages, punitive damages and equitable remedies. Although the Company is not aware of any actions or allegations that reasonably could give rise to a material adverse impact to the Company’s financial position or liquidity, the outcome of litigation cannot be foreseen with certainty. It is the opinion of management that the ultimate resolution of these matters will not materially impact the Company’s financial position or liquidity. However, the outcome of a particular proceeding may be material to the Company’s Statutory Statements of Changes in Surplus for a particular period depending upon, among other factors, the size of the loss and the level of the Company’s changes in surplus for the period.

The Company does not rely on dividends from its subsidiaries to meet its operating cash flow requirements. For the domestic life insurance subsidiaries, substantially all of their statutory shareholder’s equity of $1,701 million and $1,905 million as of December 31, 2024 and 2023, respectively, was subject to dividend restrictions imposed by the State of Connecticut.

For further information on related party transactions with subsidiaries and affiliates, see Note 17. "Related party transactions".

e.	Common stocks – unaffiliated

The adjusted cost basis and carrying value of unaffiliated common stocks were as follows:

	December 31,
	2024	2023
	(In Millions)
Adjusted cost basis	$783	$1,268
Gross unrealized gains	437	407
Gross unrealized losses	(22)	(52)
Carrying value	$1,198	$1,623

As of December 31, 2024, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $41 million in 22 issuers, $18 million of which were in an unrealized loss position for more than 12 months. As of December 31, 2023, investments in unaffiliated common stocks in an unrealized loss position included holdings with a fair value of $308 million in 30 issuers, $289 million of which were in an unrealized loss position for more than 12 months. Based upon the Company’s impairment review process discussed in Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" the decline in value of these securities was not considered to be other than temporary as of December 31, 2024 or 2023.

As of December 31, 2024 and 2023 the Company held common stocks, for which the transfer of ownership was restricted by contractual requirements, with carrying values of $6 million and $106 million, respectively.

f.	Mortgage loans

Mortgage loans are comprised of commercial mortgage loans and residential mortgage loans. The Company’s commercial mortgage loans primarily finance various types of real estate properties throughout the U.S., the United Kingdom and Canada. The Company holds commercial mortgage loans for which it is the primary lender or a participant or co-lender in a mortgage loan agreement and mezzanine loans that are subordinate to senior secured first liens. The Company’s loan agreements with the senior lender contain negotiated provisions that are designed to maximize the Company’s influence with the objective of mitigating the Company’s risks as the secondary lender for mezzanine loans. Commercial mortgage loans have varying risk characteristics including, among others, the borrower’s liquidity, the underlying percentage of completion of a project, the returns generated by the collateral, the refinance risk associated with maturity of the loan and deteriorating collateral value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Residential mortgage loans are primarily seasoned pools of homogeneous residential mortgage loans some of which are backed by Federal Housing Administration (FHA) and Veterans Administration (VA) guarantees. As of December 31, 2024 and 2023, the Company did not have any direct subprime exposure through the purchases of unsecuritized whole-loan pools.

Geographical concentration is considered prior to the purchase of mortgage loans and residential mortgage loan pools. The mortgage loan portfolio is diverse with no significant collateral concentrations in any particular geographic region as of December 31, 2024 or 2023.

The carrying value and fair value of the Company's mortgage loans were as follows:

	December 31, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
	(In Millions)
Commercial mortgage loans:
Primary lender	$16,854	$15,477	$19,162	$17,766
Mezzanine loans	108	98	137	119
Total commercial mortgage loans	16,962	15,575	19,299	17,885
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	1,487	1,833	1,699
Other residential loans	5,131	5,083	2,889	2,750
Total residential mortgage loans	6,730	6,570	4,722	4,449
Total mortgage loans	$23,692	$22,145	$24,021	$22,334

The loan-to-value ratios by property type of the Company's commercial mortgage loans were as follows:

	December 31, 2024
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$2,865	$1,319	$1,423	$5,607	33%
Apartments	4,604	409	371	5,384	32
Industrial and other	2,641	24	73	2,738	16
Retail	1,524	145	34	1,703	10
Hotels	1,260	179	90	1,529	9
Total	$12,894	$2,076	$1,991	$16,961	100%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Less Than 81%	81% to 95%	Above 95%	Total	% of Total
	($ In Millions)

Office	$4,957	$508	$1,042	$6,507	34%
Apartments	5,064	417	235	5,716	30
Industrial and other	2,765	25	24	2,814	15
Retail	2,276	—	70	2,346	12
Hotels	1,742	82	92	1,916	10
Total	$16,804	$1,032	$1,463	$19,299	100%

For the years ended December 31, 2024 and 2023, the Company’s commercial mortgage loans’ loan-to-value ratios below 81% were 76% and 87%, respectively.

The Company uses an internal rating system as its primary method of monitoring credit quality. The following illustrates the Company’s mortgage loan portfolio rating, translated into the equivalent rating agency designation:

	December 31, 2024
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$4,324	$8,145	$2,718	$978	$689	$16,854
Mezzanine loans	—	72	36	—	—	108
Total commercial mortgage loans	4,324	8,217	2,754	978	689	16,962
Residential mortgage loans:
FHA insured and VA guaranteed	1,599	—	—	—	—	1,599
Other residential loans	745	4,365	20	1	—	5,131
Total residential mortgage loans	2,344	4,365	20	1	—	6,730
Total mortgage loans	$6,668	$12,582	$2,774	$979	$689	$23,692

	December 31, 2023
	AAA/ AA/A	BBB	BB	B	CCC and Lower	Total
	(In Millions)
Commercial mortgage loans:
Primary lender	$6,014	$9,680	$2,156	$875	$437	$19,162
Mezzanine loans	—	80	57	—	—	137
Total commercial mortgage loans	6,014	9,760	2,213	875	437	19,299
Residential mortgage loans:
FHA insured and VA guaranteed	1,832	—	—	—	—	1,832
Other residential loans	—	2,759	23	108	—	2,889
Total residential mortgage loans	1,832	2,759	23	108	—	4,722
Total mortgage loans	$7,846	$12,519	$2,236	$983	$437	$24,021

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023 the maximum percentage of any one commercial mortgage loan to the estimated value of secured collateral at the time the loan was originated, exclusive of mezzanine, insured, guaranteed or purchase money mortgages, was 79.75% and 80%, respectively.

The geographic distribution of commercial mortgage loans was as follows:

	December 31, 2024		December 31, 2023
	Carrying Value	Average Loan-to-Value Ratio	Carrying Value	Average Loan-to-Value Ratio
	($ In Millions)
California	$3,465	83%	$3,904	66%
Texas	1,852	63%	1,812	56%
United Kingdom	1,710	55%	2,110	51%
New York	1,565	81%	1,894	66%
Illinois	1,033	55%	1,444	56%
District of Columbia	875	80%	929	82%
Washington	766	62%	1,018	70%
All other	5,694	76%	6,190	72%
Total commercial mortgage loans	$16,960	73%	$19,301	66%

For the years ended December 31, 2024 and 2023, all other consists of 29 jurisdictions with no individual exposure exceeding $760 million and 30 jurisdictions with no individual exposure exceeding $878 million, respectively.

Interest rates, including fixed and variable, on the Company's portfolio of mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	2.5%	12.2%	1.8%	12.9%
Residential mortgage loans	2.2%	12.2%	2.2%	11.8%
Mezzanine mortgage loans	5.3%	13.7%	5.3%	14.4%

Interest rates, including fixed and variable, on new mortgage loans were:

	Years Ended December 31,
	2024		2023
	Low	High	Low	High
Commercial mortgage loans	4.3%	11.3%	4.3%	11.0%
Residential mortgage loans	4.1%	11.7%	4.2%	11.8%
Mezzanine mortgage loans	—%	—%	5.5%	8.0%

As of December 31, 2024, the Company had impaired mortgage loans with or without a valuation allowance or mortgage loans derecognized as a result of foreclosure, including mortgage loans subject to a participant or co-lender mortgage loan agreement with a unilateral mortgage loan foreclosure restriction or mortgage loan derecognized as a result of a foreclosure.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following presents a summary of the Company's impaired mortgage loans as of December 31, 2024 and December 31, 2023:

	December 31, 2024
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$88	$102	$125	$(35)	$4
Total	88	102	125	(35)	4
With no allowance recorded:
Commercial mortgage loans:
Primary lender	$399	$403	$552	$—	$3
Total	399	403	552	—	3

Total impaired commercial mortgage loans	$487	$505	$677	$(35)	$7

	December 31, 2023
	Carrying Value	Average Carrying Value	Unpaid Principal Balance	Valuation Allowance	Interest Income
	(In Millions)
With allowance recorded:
Commercial mortgage loans:
Primary lender	$465	$537	$624	$(157)	$24
Total	465	537	624	(157)	24

Total impaired commercial mortgage loans	$465	$537	$624	$(157)	$24

The Company did not hold any restructured mortgage loans, mortgage loans with principal or interest past due, or mortgage loans with suspended interest accruals as of December 31, 2024 or 2023. As of December 31, 2024 and 2023 the carrying value of commercial mortgage loans subject to a participant or co-lender mortgage loan agreement was $724 million and $855 million, respectively.

Allowance for credit losses:

	Years Ended December 31,
	2024	2023
Balance at the beginning of period	$(157)	$—
Additions charged to operations	(94)	(171)
Direct write-downs charged against the allowances	—	1
Recoveries of amounts previously charged off	216	13
Balance at the end of the period	$(35)	$(157)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

g.	Real estate

The carrying value of real estate was as follows:

	December 31,
	2024	2023
	(In Millions)

Held for the production of income	$356	$355
Accumulated depreciation	(109)	(94)
Encumbrances	(264)	(285)
Held for the production of income, net	(17)	(24)

Held for sale	76	76
Accumulated depreciation	(74)	(74)
Held for sale, net	2	2

Occupied by the Company	568	566
Accumulated depreciation	(230)	(215)
Occupied by the Company, net	338	351
Total real estate	$323	$329

Depreciation expense on real estate was $30 million for the year ended December 31, 2024, $31 million for the year ended December 31, 2023 and $36 million for the year ended December 31, 2022.

h.	Partnerships and limited liability companies

The carrying value of partnerships and limited liability companies holdings by annual statement category were:

	December 31,
	2024	2023
	(In Millions)
Joint venture interests:
Common stocks - subsidiaries and affiliates	$2,189	$2,001
Common stocks - unaffiliated	3,268	3,462
Real estate	3,497	2,382
Bonds / preferred stock	959	735
Other	1,716	1,718
Mortgage loans	2,563	2,096
Surplus notes	440	385
LIHTCs	115	128
Total	$14,747	$12,907

As of December 31, 2024 and 2023, the Company held 14 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $57 million and 13 affiliated partnerships and limited liability companies in a loss position with accumulated losses of $63 million, respectively.

The Company’s unexpired tax credits expire within a range of less than 1 year to 12 years.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024 and 2023, the Company recorded tax credits on these investments of $57 million and $55 million, respectively. The minimum holding period required for the Company’s LIHTC investments extends from 1 year to 15 years.

For determining impairments for LIHTC investments, the Company uses the present value of all future benefits, the majority of which are tax credits, discounted at a risk-free rate ranging from 4.2% for future benefits of two years to 4.6% for future benefits of ten or more years, and compares the result to its current carry value. The Company recorded no impairments for the year ended December 31, 2024 and $14 million impairments to LIHTC investments for the year ended December 31, 2023.

i.	Derivatives

The Company uses derivative financial instruments in the normal course of business to manage risks, primarily to reduce currency, interest rate and duration imbalances determined in asset/liability analyses. The Company also uses a combination of derivatives and fixed income investments to create replicated synthetic investments. These replicated synthetic investments are created when they are economically more attractive than the actual instrument or when similar instruments are unavailable. Replicated synthetic investments are created either to hedge and reduce the Company's credit exposure or to create an investment in a particular asset. The Company held replicated synthetic investments with a notional amount of $33,462 million as of December 31, 2024 and $31,687 million as of December 31, 2023, as defined under statutory accounting practices as the result of pairing of a long derivative contract with cash instruments.

The Company’s derivative strategy employs a variety of derivative financial instruments, including: interest rate, currency, equity, bond, and credit default swaps; options; forward contracts and financial futures. Investment risk is assessed on a portfolio basis and individual derivative financial instruments are not generally designated in hedging relationships; therefore, as allowed by statutory accounting practices, the Company intentionally has not applied hedge accounting.

Interest rate swaps are primarily used to more closely match the cash flows of assets and liabilities. Interest rate swaps are also used to mitigate changes in the value of assets anticipated to be purchased and other anticipated transactions and commitments. The Company uses currency swaps for the purpose of managing currency exchange risks in its assets and liabilities.

The Company does not sell credit default swaps as a participant in the credit insurance market. The Company does, however, use credit default swaps as part of its investment management process. The Company buys credit default swaps as an efficient means to reduce credit exposure to particular issuers or sectors in the Company’s investment portfolio. The Company sells credit default swaps in order to create synthetic investment positions that enhance the return on its investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market.

Options grant the purchaser the right to buy or sell a security or enter a derivative transaction at a stated price within a stated period. The Company’s option contracts have terms of up to 45 years. A swaption is an option to enter an interest rate swap to either receive or pay a fixed rate at a future date. The Company purchases these options for the purpose of managing interest rate risks in its assets and liabilities.

The Company adopted a clearly defined hedging strategy (CDHS) to enable the Company to incorporate currently held hedges in risk-based capital (RBC) calculations. The CDHS is used to significantly mitigate the impact that movements in capital markets have on the liabilities associated with annuity guarantees. The hedge portfolio consists mainly of interest rate swaps, equity swaps, interest rate swaptions and equity futures, and provides protection in the stress scenarios under which RBC is calculated. The hedge portfolio has offsetting impacts relative to the total asset requirement for RBC and surplus for GMDB and VAGLB.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company utilizes certain other agreements including forward contracts and financial futures. In addition, the Company also uses “to be announced” forward contracts (TBAs) to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost effective way. Typically, the price is agreed upon at contract inception and payment is made at a specified future date. The Company usually does not purchase TBAs with settlement by the first possible delivery date and thus, accounts for these TBAs as derivatives. TBAs that settle on the first possible delivery date are accounted for as bonds. The Company’s futures contracts are exchange traded and have credit risk. Margin requirements are met with the deposit of securities. Futures contracts are generally settled with offsetting transactions. Forward contracts and financial futures are used by the Company to reduce exposures to various risks including interest rates and currency rates.

The Company’s principal derivative exposures to market risk are interest rate risk, which includes inflation and credit risk. Interest rate risk pertains to the change in fair value of the derivative instruments as a result of changes in market interest rates. The Company is exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company regularly monitors counterparty credit ratings, derivative positions, valuations and the value of collateral posted to ensure counterparties are credit-worthy and the concentration of exposure is minimized and monitors its derivative credit exposure as part of its overall risk management program.

The Company enters derivative transactions through bilateral derivative agreements with counterparties, or through over the counter cleared derivatives with a counterparty and the use of a clearinghouse. To minimize credit risk for bilateral transactions, the Company and its counterparties generally enter into master netting agreements based on agreed upon requirements that outline the framework for how collateral is to be posted in the amount owed under each transaction, subject to certain minimums. For over the counter cleared derivative transactions between the Company and a counterparty, the parties enter into a series of master netting and other agreements that govern, among other things, clearing and collateral requirements. These transactions are cleared through a clearinghouse and each derivative counterparty is only exposed to the default risk of the clearinghouse. Certain interest rate swaps and credit default swaps are considered cleared transactions. These cleared transactions require initial and daily variation margin collateral postings. These agreements allow for contracts in a positive position, in which amounts are due to the Company, to be offset by contracts in a negative position. This right of offset, combined with collateral obtained from counterparties, reduces the Company’s credit exposure.

Net collateral pledged to the counterparties was $441 million as of December 31, 2024, and net collateral pledged by the counterparties was $421 million as of December 31, 2023. In the event of default, the full market value exposure at risk, net of offsets and collateral, was $160 million and $269 million as of December 31, 2024 and 2023, respectively. The statutory net amount at risk, defined as net collateral pledged and statement values excluding accrued interest, was $5,170 million and $5,003 million as of December 31, 2024 and 2023, respectively.

As of December 31, 2024, the company had the right to rehypothecate or repledge securities totaling $1,489 million, pledged by the counterparties, of the $441 million of the net collateral pledged to counterparties. As of December 31, 2023, the company had the right to rehypothecate or repledge securities totaling $1,444 million, pledged by the counterparties, of the $421 million of the net collateral pledged to counterparties. There were no securities rehypothecated to other counterparties as of December 31, 2024 or December 31, 2023.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the carrying values and notional amounts of the Company’s derivative financial instruments:

	December 31, 2024				December 31, 2023
	Assets		Liabilities		Assets		Liabilities
	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount	Carrying Value	Notional Amount
	(In Millions)
Interest rate swaps	$20,513	$173,481	$15,665	$164,073	$17,292	$177,596	$11,922	$128,949
Options	567	11,002	63	242	547	11,727	35	248
Currency swaps	2,711	31,042	792	15,461	2,831	28,593	1,294	14,672
Forward contracts	412	12,503	67	5,519	13	993	301	9,162
Credit default swaps	2	162	175	7,903	1	81	153	7,902
Financial futures	15	567	12	506	56	674	29	257
Total	$24,220	$228,757	$16,774	$193,704	$20,740	$219,664	$13,734	$161,190

The average fair value of outstanding derivative assets was $22,544 and $22,228 million for the years ended December 31, 2024 and 2023, respectively. The average fair value of outstanding derivative liabilities was $15,554 and $14,607 million for the years ended December 31, 2024 and 2023, respectively.

The following summarizes the notional amounts of the Company's credit default swaps by contractual maturity:

	December 31,
	2024	2023
	(In Millions)
Due after one year through five years	$8,065	$7,983
Total	$8,065	$7,983

The following presents the Company’s gross notional interest rate swap positions:

	December 31,
	2024	2023
	(In Millions)
Open interest rate swaps in a fixed pay position	$147,691	$130,853
Open interest rate swaps in a fixed receive position	186,865	170,817
Other interest related swaps	2,998	4,875
Total interest rate swaps	$337,554	$306,545

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the Company’s net realized (losses) gains on closed contracts and change in net unrealized (losses) gains related to market fluctuations on open contracts by derivative type:

	Years Ended December 31,
	2024		2023		2022
	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts	Net Realized (Losses) Gains on Closed Contracts	Change in Net Unrealized (Losses) Gains on Open Contracts
	(In Millions)
Interest rate swaps	$(294)	$(521)	$(267)	$118	$(717)	$846
Currency swaps	122	(204)	101	(309)	69	2,204
Options	(31)	7	31	(96)	(6)	385
Credit default swaps	(69)	43	(39)	(24)	2	(17)
Forward contracts	(17)	633	(62)	(66)	853	(222)
Financial futures	(55)	(24)	(107)	9	(902)	(15)
Total	$(344)	$(66)	$(343)	$(368)	$(702)	$3,181

The following summarizes gross and net information of derivative assets and liabilities, along with collateral posted in connection with master netting agreements:

	December 31, 2024			December 31, 2023
	Derivative Assets	Derivative Liabilities	Net	Derivative Assets	Derivative Liabilities	Net
	(In Millions)
Gross	$24,220	$16,774	$7,446	$20,740	$13,734	$7,006
Due and accrued	1,421	2,515	(1,094)	1,371	2,387	(1,016)
Gross amounts offset	(22,311)	(22,311)	—	(19,063)	(19,063)	—
Net asset	3,330	(3,022)	6,352	3,048	(2,943)	5,990
Collateral posted	(3,366)	(3,807)	441	(3,438)	(3,017)	(421)
Net	$(36)	$(6,829)	$6,793	$(390)	$(5,959)	$5,569

j.	Repurchase agreements

The Company has entered into repurchase agreements whereby the Company sells securities and simultaneously agrees to repurchase the same or substantially the same securities. These repurchase agreements are accounted for as collateralized borrowings with the proceeds from the sale of the securities recorded as a liability and the underlying securities continue to be recorded as an investment by the Company. Earnings on these investments are recorded as investment income and the difference between the proceeds and the amount at which the securities will be subsequently reacquired is amortized as interest expense. Repurchase agreements are used as a tool for overall portfolio management to help ensure the Company maintains adequate assets in order to provide yield, spread and duration to support liabilities and other corporate needs.

The Company provides collateral, as dictated by the repurchase agreements, to the counterparty in exchange for a loan. If the fair value of the securities sold becomes less than the loan, the counterparty may require additional collateral.

The carrying value, which is at cost, reported in the Company’s liabilities as repurchase agreements approximates the fair value.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table provides contractual maturity, maximum balance during the year, and ending balance for bilateral repurchase agreements:

	December 31,
	2024		2023
	Maximum Balance	Ending Balance	Maximum Balance	Ending Balance
	(In Millions)
2 Days to 1 Week	$425	$—	$—	$—
From 1 Week to 1 Month	1,359	—	596	—
Greater than 1 Month to 3 Months	5,437	2,778	3,247	2,136
Greater than 3 Months to 1 Year	630	630	1,088	1,085
Total	$7,851	$3,408	$4,931	$3,221

The company did not have any repurchase agreements where securities sold and/or acquired resulted in default as of December 31, 2024 and 2023.

The following table presents the fair value and amortized cost of securities sold under bilateral repurchase agreement transactions, which were all NAIC rating of 1, for the years ended December 31, 2024 and 2023:

	Maximum Balance	Ending Balance
	(In Millions)
March 31, 2024
Fair Value	$4,473	$3,466
Carrying Value	$—	$3,466
June 30, 2024
Fair Value	$3,532	$3,449
Carrying Value	$—	$3,799
September 30, 2024
Fair Value	$3,710	$3,671
Carrying Value	$—	$3,816
December 31, 2024
Fair Value	$3,650	$3,420
Carrying Value	$—	$3,824

March 31, 2023
Fair Value	$3,054	$3,019
Carrying Value	$—	$3,019
June 30, 2023
Fair Value	$3,615	$2,910
Carrying Value	$—	$2,910
September 30, 2023
Fair Value	$3,563	$3,563
Carrying Value	$—	$3,563
December 31, 2023
Fair Value	$3,563	$3,221
Carrying Value	$—	$3,221

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents the cash collateral and the fair value of security collateral, which were all NAIC rating of 1, received in the bilateral repurchase agreement transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The following table presents collateral received, aggregate allocation of the collateral by the remaining contractual maturity of the repurchase agreements for the years ended December 31, 2024 and 2023:

	Overnight and Continuous	30 Days or Less	31 to 90 Days	> 90days
	(In Millions)
Maximum Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

Ending Balance
March 31, 2024	$—	$—	$1,626	$1,880
June 30, 2024	$—	$14	$1,551	$1,927
September 30, 2024	$—	$789	$2,164	$213
December 31, 2024	$—	$223	$3,031	$485

March 31, 2023	$—	$259	$2,787	$—
June 30, 2023	$—	$92	$2,925	$—
September 30, 2023	$—	$—	$3,086	$—
December 31, 2023	$—	$134	$2,716	$250

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table presents cash collateral received that has been reinvested, the total reinvested cash and the aggregate amortized cost and fair value of the invest asset acquired with the cash collateral for the years ended December 31, 2024 and 2023:

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Maximum Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

	1 to 2 Years		2 to 3 Years		> 3 Years
	Amortized Cost	Fair Value	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Ending Balance
March 31, 2024	$—	$—	$—	$—	$—	$—
June 30, 2024	$—	$—	$1,125	$1,139	$2,674	$2,310
September 30, 2024	$—	$—	$1,142	$1,183	$2,674	$2,467
December 31, 2024	$—	$—	$1,149	$1,170	$2,256	$1,881

March 31, 2023	$—	$—	$—	$—	$—	$—
June 30, 2023	$—	$—	$—	$—	$—	$—
September 30, 2023	$—	$—	$—	$—	$—	$—
December 31, 2023	$—	$—	$—	$—	$—	$—

To help manage the mismatch of maturity dates between the security lending transactions and the related reinvestment of the collateral received, the Company invests in highly liquid assets.

The following table presents liability recognized to return cash collateral, and the liability recognized to return securities received as collateral as required pursuant to the terms of the secured borrowing transactions for the years ended December 31, 2024 and 2023:

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2024	$96	$3,530	$16	$3,487
June 30, 2024	$3,741	$14	$3,431	$—
September 30, 2024	$5,658	$13	$3,622	$—
December 31, 2024	$5,897	$1	$3,357	$1

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	Maximum Balance		Ending Balance
	Cash	Securities	Cash	Securities
	(In Millions)
March 31, 2023	$130	$3,066	$19	$3,022
June 30, 2023	$89	$3,031	$4	$2,918
September 30, 2023	$110	$3,247	$110	$2,717
December 31, 2023	$137	$3,230	$1	$3,230

The company did not have any reverse repurchase transactions accounted for as secured borrowings as of December 31, 2024 and 2023.

The Company did not have any repurchase agreements or reverse repurchase agreements transactions accounted for as a sale as of December 31, 2024 and 2023.

k.	Net investment income

Net investment income, including IMR amortization, comprised the following:

	Years Ended
	December 31,
	2024	2023	2022
	(In Millions)
Bonds	$8,415	$7,275	$5,215
Preferred stocks	24	27	22
Common stocks - subsidiaries and affiliates	919	1,115	878
Common stocks - unaffiliated	125	111	102
Mortgage loans	1,145	1,102	1,118
Policy loans	1,062	1,058	1,141
Real estate	80	70	79
Partnerships and limited liability companies	965	957	1,014
Derivatives	(455)	(84)	464
Cash, cash equivalents and short-term investments	345	363	80
Other	264	184	35
Subtotal investment income	12,889	12,178	10,148
Amortization of the IMR	(127)	(51)	(50)
Net gains from separate accounts	3	3	—
Investment expenses	(1,104)	(1,087)	(796)
Net investment income	$11,661	$11,043	$9,302

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

l.	Net realized capital (losses) gains

Net realized capital (losses) gains, which include OTTI and are net of deferral to the IMR, comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(501)	$(720)	$(889)
Preferred stocks	16	—	(6)
Common stocks - subsidiaries and affiliates	62	24	(13)
Common stocks - unaffiliated	(44)	15	64
Mortgage loans	(331)	(73)	(41)
Real estate	—	3	127
Partnerships and limited liability companies	(71)	(314)	(355)
Derivatives	(345)	(344)	(701)
Other	12	(7)	(74)
Net realized capital losses before federal and state taxes and deferral to the IMR	(1,202)	(1,416)	(1,888)
Net federal and state tax (expense) benefit	(28)	281	94
Net realized capital losses before deferral to the IMR	(1,230)	(1,135)	(1,794)
Net after tax capital losses deferred to the IMR	429	645	2,120
Net realized capital (losses) gains	$(801)	$(490)	$326

OTTI, included in the net realized capital (losses) gains, consisted of the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Bonds	$(260)	$(178)	$(416)
Common stocks - subsidiaries and affiliates	(3)	(1)	—
Common stocks - unaffiliated	(18)	—	(2)
Preferred stock	(9)	—	(6)
Mortgage loans	(216)	(13)	(4)
Partnerships and limited liability companies	(128)	(353)	(183)
Total OTTI	$(634)	$(545)	$(611)

The Company recognized OTTI of $17 million and $15 million for the years ended December 31, 2024 and 2023, respectively, on structured and loan-backed securities, which are included in bonds, primarily due to the present value of expected cash flows being less than the amortized cost.

The Company utilized internally-developed models to determine less than 1% of the $260 million of bond OTTI for the year ended December 31, 2024, less than 1% of the $178 million of bond OTTI for the year ended December 31, 2023 and less than 1% of the $416 million of bond OTTI for the year ended December 31, 2022. The remaining OTTI amounts were determined using external inputs such as publicly observable fair values and credit ratings. Refer to Note 2dd. "Net realized capital (losses) gains including other-than-temporary impairments and unrealized capital gains (losses)" for more information on assumptions and inputs used in the Company’s OTTI models.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

m.	Restricted assets

Admitted restricted assets by category:

	December 31, 2024
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,419	$—	$3,419	$3,230	$189	$3,419	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	102	—	102	208	(106)	102	0.03%	0.03%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	3,530	—	3,530	2,886	644	3,530	1.02%	1.02%
Pledged as collateral not captured in other categories	5,448	—	5,448	4,490	958	5,448	1.57%	1.58%
Total restricted assets	$12,608	$—	$12,608	$10,923	$1,685	$12,608	3.64%	3.65%

	December 31, 2023
	Gross (Admitted and Non-admitted) Restricted						Percentage
Restricted Asset Category	Total General Account	Total Separate Account Restricted Assets	Total	Total From Prior Year	Increase (Decrease)	Total Admitted Restricted	Gross Admitted and Non- admitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
	(In Millions)
Subject to repurchase agreements	$3,230	$—	$3,230	$3,042	$188	$3,230	0.99%	0.99%
Letter stock or securities restricted as to sale - excluding FHLB capital stock	208	—	208	358	(150)	208	0.06%	0.06%
FHLB capital stock	99	—	99	99	—	99	0.03%	0.03%
On deposit with states	10	—	10	10	—	10	—%	—%
Pledged collateral to FHLB (including assets backing funding agreements)	2,886	—	2,886	2,477	409	2,886	0.89%	0.89%
Pledged as collateral not captured in other categories	4,490	—	4,490	3,280	1,210	4,490	1.38%	1.38%
Total restricted assets	$10,923	$—	$10,923	$9,266	$1,657	$10,923	3.35%	3.35%

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

6.	Federal income taxes

On August 16th, 2022, the Inflation Reduction Act (IRA) was signed into law and includes certain corporate income tax provisions. Potential impacts to the Company include the imposition of a corporate alternative minimum tax (CAMT). The CAMT imposes a 15% minimum tax on adjusted financial statement income on applicable corporations that have an average adjusted financial statement income over $1 billion in the prior three-year period. The United States Treasury Department and the Internal Revenue Service released proposed regulations on September 12, 2024. As of the reporting date, the Company is not an applicable corporation and therefore not liable for CAMT in 2024.

The Company provides for DTAs in accordance with statutory accounting practices. All of the companies included in these Consolidated Statutory Financial Statements have met the required threshold to utilize the three-year reversal period and 15% of surplus limitation.

The net DTA or deferred liabilities (DTL) recognized in the Company’s assets, liabilities and surplus is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,954	$761	$4,715
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,954	761	4,715
DTAs nonadmitted	(238)	—	(238)
Subtotal net admitted DTA	3,716	761	4,477
Total gross DTLs	(1,862)	(758)	(2,620)
Net admitted DTA(L)	$1,854	$3	$1,857

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$3,943	$740	$4,683
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	3,943	740	4,683
DTAs nonadmitted	(82)	—	(82)
Subtotal net admitted DTA	3,861	740	4,601
Total gross DTLs	(2,009)	(932)	(2,941)
Net admitted DTA(L)	$1,852	$(192)	$1,660

	Change
	Ordinary	Capital	Total
	(In Millions)
Gross DTAs	$11	$21	$32
Statutory valuation allowance adjustment	—	—	—
Adjusted gross DTAs	11	21	32
DTAs nonadmitted	(156)	—	(156)
Subtotal net admitted DTA	(145)	21	(124)
Total gross DTLs	147	174	321
Net admitted DTA(L)	$2	$195	$197

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The amount of adjusted gross DTA admitted under each component of the guidance and the resulting change by tax character are as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$29	$29
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,774	54	1,828
2. Adjusted gross DTA allowed per limitation threshold	3,849	54	3,903
Lesser of line 1 or 2	1,774	54	1,828
Adjusted gross DTAs offset by existing DTLs	1,942	678	2,620
Total admitted DTA realized within 3 years	$3,716	$761	$4,477

	December 31, 2023
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$90	$90
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	1,570	—	1,570
2. Adjusted gross DTA allowed per limitation threshold	4,081	—	4,081
Lesser of line 1 or 2	1,570	—	1,570
Adjusted gross DTAs offset by existing DTLs	2,291	650	2,941
Total admitted DTA realized within 3 years	$3,861	$740	$4,601

	Change
	Ordinary	Capital	Total
	(In Millions)
Admitted DTA 3 years:
Federal income taxes that can be recovered	$—	$(61)	$(61)
Remaining adjusted gross DTAs expected to be realized within 3 years:
1. Adjusted gross DTA to be realized	204	54	258
2. Adjusted gross DTA allowed per limitation threshold	(232)	54	(178)
Lesser of line 1 or 2	204	54	258
Adjusted gross DTAs offset by existing DTLs	(349)	28	(321)
Total admitted DTA realized within 3 years	$(145)	$21	$(124)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company's total realization threshold limitations are as follows:

	Years Ended December 31,
	2024	2023
	(In Millions)
Ratio percentage used to determine recovery period and threshold limitation	883%	850%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation above	$26,020	$27,207

The ultimate realization of DTAs depends on the generation of future taxable income during the periods in which the temporary differences are deductible. Management considers the scheduled reversal of DTLs, including the impact of available carryback and carryforward periods, projected taxable income and tax-planning strategies in making this assessment. The impact of tax-planning is as follows:

	December 31, 2024
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	72%	100%	72%

	December 31, 2023
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	79%	—%	79%

	Change
	Ordinary	Capital	Total
	(Percent)
Impact of tax-planning strategies:
Adjusted gross DTAs
(% of total adjusted gross DTAs)	—%	—%	—%

Net admitted adjusted gross DTAs
(% of total net admitted adjusted gross DTAs)	(7)%	100%	(7)%

There are no reinsurance strategies included in the Company’s tax-planning strategies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The provision for current tax expense on earnings is as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Federal income tax expense (benefit) on operating earnings	$(293)	$111	$(92)
Foreign income tax expense on operating earnings	—	5	28
Total federal and foreign income tax expense (benefit) on operating earnings	(293)	116	(64)
Federal income tax expense (benefit) on net realized capital gains	26	(268)	(106)
Total federal and foreign income tax expense (benefit)	$(267)	$(152)	$(170)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The tax effects of temporary differences that give rise to significant portions of the DTAs and DTLs are as follows:

	December 31,
	2024	2023	Change
	(In Millions)
DTAs:
Ordinary
Reserve items	$1,939	$1,779	$160
Policy acquisition costs	1,008	931	77
Nonadmitted assets	327	320	7
Policyholders' dividends	266	234	32
Pension and compensation related items	95	73	22
Investment items	244	207	37
Expense items	61	66	(5)
Other	14	333	(319)
Total ordinary DTAs	3,954	3,943	11
Nonadmitted DTAs	238	82	156
Admitted ordinary DTAs	3,716	3,861	(145)

Capital
Unrealized investment losses	409	434	(25)
Expense items	19	18	1
Investment items	333	288	45
Total capital DTAs	761	740	21
Nonadmitted DTAs	—	—	—
Admitted capital DTAs	761	740	21

Admitted DTAs	4,477	4,601	(124)

DTLs:
Ordinary
Reserve items	74	143	(69)
Unrealized investment gains	1,019	1,128	(109)
Deferred and uncollected premium	315	309	6
Pension items	65	64	1
Other	389	365	24
Total ordinary DTLs	1,862	2,009	(147)

Capital
Unrealized investment gains	756	808	(52)
Investment items	2	124	(122)
Total capital DTLs	758	932	(174)

Total DTLs	2,620	2,941	(321)

Net admitted DTA	$1,857	$1,660	$197

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The change in net deferred income taxes comprised the following:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Net DTA(L)	$353	$512	$520
Less: Items not recorded in the change in net deferred income taxes:
Tax-effect of unrealized gains/(losses)	(112)	(38)	105
Tax-effect of changes from investment transfers	3	(12)	37
Change in net deferred income taxes	$244	$462	$662

As of December 31, 2024, the Company had no net operating or capital loss carryforwards to include in deferred income taxes. The Company has $9 million in tax credit carryforwards included in deferred taxes.

The components of federal and foreign income tax are recorded in the Statutory Statements of Operations and the Statutory Statements of Changes in Surplus and are different from those which would be obtained by applying the prevailing federal income tax rate to net gain from operations before federal income taxes. The significant items causing this difference are as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Provision computed at federal statutory rate of 21%	$(157)	$(175)	$(325)
Investment items	(248)	(248)	(188)
Nonadmitted assets	(7)	(15)	(10)
Tax credits	(69)	(222)	(293)
Expense items	(72)	(4)	19
Foreign governmental income taxes	1	5	28
Other	41	45	(63)
Total statutory income tax benefit	$(511)	$(614)	$(832)

Federal and foreign income tax benefit	$(267)	$(152)	$(170)
Change in net deferred income taxes	(244)	(462)	(662)
Total statutory income tax benefit	$(511)	$(614)	$(832)

The Company received refunds in the amount of $82 million in 2024, $58 million in 2023 and $5 million in 2022.

The total income taxes available in the current and prior years that will be available for recoupment in the event of future net capital losses totaled $0 million related to 2024, $0 million related to 2023 and $29 million related to 2022.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

MassMutual and its eligible U.S. subsidiaries are included in a consolidated U.S. federal income tax return. MassMutual and its eligible U.S. subsidiaries also file income tax returns in various states and foreign jurisdictions. MassMutual and its eligible U.S. subsidiaries and certain affiliates (the Parties) have executed and are subject to a written tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income tax is allocated among the Parties. The Tax Agreement provides MassMutual with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides MassMutual with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. In accordance with the Tax Agreement, future CAMT is outside of the scope of the general tax allocation method and, consequently any future CAMT liability shall be allocated solely to MassMutual.

Companies are generally required to disclose unrecognized tax benefits, which are the tax effect of positions taken on their tax returns that may be challenged by various taxing authorities, in order to provide users of financial statements more information regarding potential liabilities. The Company recognizes tax benefits and related reserves in accordance with existing statutory accounting practices for liabilities, contingencies and impairments of assets.

The following is a reconciliation of the beginning and ending liability for unrecognized tax benefits (in millions):

Balance, January 1, 2024	$229
Gross change related to positions taken in prior years	—
Gross change related to settlements	—
Gross change related to positions taken in current year	2
Gross change related to lapse of statutes of limitations	—
Balance, December 31, 2024	$231

Included in the liability for unrecognized tax benefits as of December 31, 2024, are $217 million of tax positions for which the ultimate deductibility is highly certain but for which there is uncertainty about the timing of such deductibility. The liability for the unrecognized tax benefits as of December 31, 2024 includes $9 million of unrecognized tax benefits that, if recognized, would impact the Company’s effective tax rate.

The Company recognized an increase of $6 million in accrued interest related to the liability for unrecognized tax benefits as a component of the provision for income taxes. The amount of net interest recognized was $38 million as of December 31, 2024 and $32 million as of December 31, 2023. The Company has no accrued penalties related to the liability for unrecognized tax benefits. In the next year, the Company does not anticipate the total amount of uncertain tax positions to significantly increase or decrease.

The IRS has completed its examination of MassMutual and its subsidiaries for the year 2016 and prior. The IRS completed the examination of the 2017-2018 tax years and is at Appeals for 3 issues. The adjustments resulting from these examinations are not expected to materially affect the position or liquidity of the Company.

As of December 31, 2024 and 2023, the Company did not recognize any protective deposits as admitted assets.

7.	Other than invested assets

a.	Admitted negative (disallowed) IMR

As of December 31, 2024, the Company had $1,424 million of disallowed IMR in aggregate and in the general account.

As of December 31, 2024, the calculated adjusted general capital and surplus was $24,278 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

As of December 31, 2024, the percentage of adjusted general capital and surplus for which the admitted disallowed IMR represents was 6%.

The following represents allocated gains (losses) to IMR from derivatives:

December 31, 2024
(In Millions)
Unamortized fair value derivative gain	$2,839
Unamortized fair value derivative losses	(4,044)
Total allocated net losses to IMR from derivatives	$(1,205)

When the Company sells bonds and recognizes losses due to interest-rate related factors, and the realized losses are transferred to the IMR, the sales proceeds are generally used for reinvestment as governed by prudent asset liability management (ALM) policies and procedures. Such sales of bonds are intermittently used to meet liquidity needs and managed within the ALM framework.

IMR losses for fixed income related derivatives were in accordance with documented risk management procedures, as well as the Company’s derivative use plans, and reflect the same historical treatment of derivative gains reversed to IMR and amortized rather than immediately recognized as realized gain upon termination.

As of the period ended December 31, 2024, the IMR asset admitted under the currently adopted statutory accounting interpretation includes approximately $127 million, net of tax, related to various Funds Withheld (FWH) reinsurance treaties. Included in the FWH assets are reimbursements of capital losses on the invested assets to back the ceded reinsurance liabilities and are recorded as an adjustment to the income statement. Both the IMR and FWH assets are admitted under statutory accounting guidance.

b.	Corporate-owned life insurance

MassMutual holds corporate-owned life insurance issued by unaffiliated third-party insurers to cover the lives of certain qualified senior employees. The primary purpose of the program is to offset future employee benefit expenses. MassMutual pays all premiums and is the owner and beneficiary of these policies. MassMutual had recorded cash surrender values of these policies of $3,023 million and $2,825 million as of December 31, 2024 and 2023, respectively.

The cash surrender value is allocated by the following investment categories:

	December 31,
	2024	2023
Other invested assets	50%	45%
Bonds	27	28
Stocks	18	17
Cash and short-term investments	5	7
Real estate	—	3
	100%	100%

c.	Deferred and uncollected life insurance premium

Deferred and uncollected life insurance premium, net of loading and reinsurance, are included in other than invested assets in the Company’s Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the deferred and uncollected life insurance premium on a gross basis, as well as, net of loading and reinsurance:

	December 31,
	2024		2023
	Gross	Net	Gross	Net
	(In Millions)
Ordinary new business	$146	$78	$154	$88
Ordinary renewal	1,317	1,256	1,258	1,220
Group life	10	10	10	10
Total	$1,473	$1,344	$1,422	$1,318

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading on deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid as of the reporting date, net of loading. Net premium is the amount used in the calculation of reserves. The change in deferred and uncollected life insurance premium is included in premium income. The change in loading is included as an expense and is not shown as a reduction to premium income.

Ordinary new business and ordinary renewal business consist of the basic amount of premium required on the underlying life insurance policies.

In certain instances, gross premium is less than net premium according to the standard valuation set by the Division and the Department. The gross premium is less than the net premium needed to establish the reserves because the statutory reserves must use standard conservative valuation mortality tables, while the gross premium calculated in pricing uses mortality tables that reflect both the Company’s experience and the transfer of mortality risk to reinsurers. The Company had life insurance in force of $63,447 million and $57,978 million as of December 31, 2024 and 2023, respectively.

8.	Policyholders’ liabilities

a.	Policyholders’ reserves

The Company had life insurance in force of $999 billion and $953 billion as of December 31, 2024 and 2023, respectively.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes policyholders’ reserves, net of reinsurance, and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
Individual life	$85,406	2.5%	-	6.0%	$80,071	2.5%	-	6.0%
Group annuities	20,721	1.0%	-	11.8%	19,737	1.0%	-	11.8%
Individual universal and variable life	24,871	3.5%	-	6.0%	25,346	3.5%	-	6.0%
Individual annuities	38,878	1.0%	-	11.8%	34,055	1.0%	-	11.8%
Group life	4,656	3.0%	-	4.0%	4,178	3.0%	-	4.0%
Disabled life claim reserves	1,836	3.0%	-	6.0%	1,856	3.0%	-	6.0%
Disability active life reserves	1,364	3.0%	-	6.0%	1,504	3.0%	-	6.0%
Other	526	2.5%	-	6.0%	503	2.5%	-	6.0%
Total	$178,258				$167,250

Individual life includes whole life and term insurance. Group life includes corporate-owned life insurance, group universal life and group variable universal life products. Individual annuities include individual annuity contracts, supplementary contracts involving life contingencies and structured settlements. Group annuities include deferred annuities and single premium annuity contracts. Disabled life claim reserves include disability income and LTC contracts and cover the future payments of known claims. Disability active life reserves include disability income and LTC contracts issued. Other is comprised of disability life and accidental death insurance.

b.	Liabilities for deposit-type contracts

The following summarizes liabilities for deposit-type contracts and the range of interest rates by type of product:

	December 31,
	2024				2023
	Amount	Interest Rates			Amount	Interest Rates
	($ In Millions)
GICs:
Note programs	$13,986	1.2%	-	9.0%	$12,376	0.6%	-	5.6%
Federal Home Loan Bank of Boston	2,111	0.8%	-	3.4%	2,111	0.8%	-	3.4%
Municipal contracts	1,858	0.0%	-	9.0%	1,720	0.0%	-	7.2%
Supplementary contracts	2,825	1.0%	-	5.3%	2,978	1.0%	-	6.0%
Dividend accumulations	427	3.5%	-	3.8%	439	3.0%	-	3.5%
Other deposits	21	5.0%	-	6.5%	21	4.0%	-	8.0%
Total	$21,228				$19,645

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Note program

Funding agreements are investment contracts sold to domestic and international institutional investors. Funding agreement liabilities are equal to the account value and are established by contract deposits, increased by interest credited and decreased by contract coupon payments and maturities. Contract holders do not have the right to terminate the contract prior to the contractually stated maturity date. The Company may retire funding agreements prior to the contractually-stated maturity date by repurchasing the agreement in the market or, in some cases, by calling the agreement. If this occurs, the difference in value is an adjustment to interest credited to liabilities for deposit-type contracts in the Statutory Statements of Operations. Credited interest rates vary by contract and can be fixed or floating. Agreements do not have put provisions or ratings-based triggers. The liability of non-U.S. dollar denominated funding agreements may increase or decrease due to changes in foreign exchange rates. Currency swaps are employed to eliminate foreign exchange risk from all funding agreements issued to back non-U.S. dollar denominated notes.

Under the note program, MassMutual creates special purpose entities (SPEs), which are investment vehicles or trusts, for the purpose of issuing medium-term notes to investors. Proceeds from the sale of the medium-term notes issued by these SPEs are used to purchase funding agreements from MassMutual. The payment terms of any particular series of notes are matched by the payment terms of the funding agreement securing the series. Notes are currently issued from MassMutual’s $16.0 billion Global Medium-Term Note Program.

Federal Home Loan Bank of Boston

MassMutual has funding agreements with Federal Home Loan Bank (FHLB) of Boston in an investment spread strategy, consistent with its other funding agreements. These funding agreements are collateralized by securities with estimated fair values of $1,972 million as of December 31, 2024. MassMutual’s borrowing capacity with FHLB of Boston is subject to the lower of the limitation on the pledge of collateral for a loan set forth by law or by MassMutual’s internal limit. MassMutual’s unused capacity was $1,303 million as of December 31, 2024. As a member of FHLB of Boston, MassMutual held common stock of FHLB of Boston with a statement value of $92 million and $92 million as of December 31, 2024 and 2023, respectively.

Collateral pledged to FHLB:

	December 31, 2024			December 31, 2023
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
	(In Millions)
Total collateral pledged	$5,071	$3,414	$2,111	$4,060	$2,944	$2,111

Maximum amount pledged	$5,473	$3,925	$2,111	$4,060	$2,994	$2,111

Municipal contracts

Municipal guaranteed investment contracts (municipal contracts) include contracts that contain terms with above market crediting rates. Liabilities for these contracts includes the municipal contracts’ account values, which are established by contract deposits, increased by interest credited (fixed or floating) and decreased by contract coupon payments, additional withdrawals, maturities and amortization of premium. Certain municipal contracts allow additional deposits, subject to restrictions, which are credited based on the rates in the contracts. Contracts have scheduled payment dates and amounts and interest is paid periodically. In addition, certain contracts allow additional withdrawals above and beyond the scheduled payments. These additional withdrawals have certain restrictions on the number per year, minimum dollar amount and are limited to the maximum contract balance. The majority of the municipal contracts allow early contract termination under certain conditions.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Certain municipal contracts contain make-whole provisions, which document the formula for full contract payout. Certain municipal contracts have ratings-based triggers that allow the trustee to declare the entire balance due and payable. Municipal contracts may also have terms that require the Company to post collateral to a third party based on the contract balance in the event of a downgrade in ratings below certain levels under certain circumstances. When the collateral is other than cash, the collateral value is required to be greater than the account balance. The collateral was $153 million and $216 million as of December 31, 2024 and 2023, respectively. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various liability risks. By performing asset liability management and performing other risk management activities, the Company believes that these contract provisions do not create an undue level of operating risk to the Company.

Other deposits

Other deposits primarily consist of investment contracts assumed as part of the indemnity reinsurance agreement discussed in Note 9. "Reinsurance". These contracts are used to fund retirement plans. Contract payments are not contingent upon the life of the retirement plan participant.

As of December 31, 2024, the Company’s GICs by expected maturity year were as follows (in millions):

2025	$2,729
2026	3,359
2027	3,904
2028	1,670
2029	1,937
Thereafter	4,357
Total	$17,956

Most GICs only mature on their contractual maturity date. Actual maturities for municipal contracts may differ from their contractual maturity dates, as these contracts permit early contract termination under certain conditions.

c.	Unpaid claims and claim expense reserves

The Company establishes unpaid claims and claim expense reserves to provide for the estimated costs of claims for individual disability and LTC policies. These reserves include estimates for both claims that have been reported and those that have been incurred but not reported, and include estimates of all future expenses associated with the processing and settling of these claims. This estimation process is primarily based on the assumption that experience is an appropriate indicator of future events and involves a variety of actuarial techniques that analyze experience, trends and other relevant factors. The amounts recorded for unpaid claims and claim expense reserves represent the Company’s best estimate based upon facts and actuarial guidelines. Accordingly, actual claim payouts may vary from these estimates.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following summarizes the changes in disabled life and LTC unpaid claims and claim expense reserves:

	December 31,
	2024	2023
	(In Millions)

Claim reserves, beginning of year	$2,542	$2,232
Less: Reinsurance recoverables	651	367
Net claim reserves, beginning of year	1,891	1,865
Claims paid related to:
Current year	(14)	(14)
Prior years	(343)	(333)
Total claims paid	(357)	(347)
Incurred related to:
Current year's incurred	326	375
Current year's interest	8	9
Prior year's incurred	(69)	(79)
Prior year's interest	67	68
Total incurred	332	373

Adjustments through surplus	—	—

Net claim reserves, end of year	1,866	1,891
Reinsurance recoverables	742	651
Claim reserves, end of year	$2,608	$2,542

The changes in reserves for incurred claims related to prior years are generally the result of recent loss development trends. The $69 million decrease in the prior years’ incurred claims for 2024 and the $79 million decrease in the prior years’ incurred claims for 2023 were generally the result of differences between actual termination experience and statutorily prescribed termination tables. In 2024, claim experience included normal claim volume with higher terminations, resulting in a reduction to the incurred reserve from favorable experience, while 2023 claims incurred was due to maturing LTC business partially offset by a corresponding increase in reinsurance recoverable.

The following reconciles disabled life claim reserves to the net claim reserves at the end of the years presented in the previous table. Disabled life claim reserves are recorded in policyholders’ reserves. Accrued claim liabilities are recorded in other liabilities.

	December 31,
	2024	2023
	(In Millions)

Disabled life claim reserves	$1,836	$1,856
Accrued claim liabilities	30	33
Net claim reserves, end of year	$1,866	$1,889

d.	Additional liability for annuity contracts

Certain variable annuity contracts include additional death or other insurance benefit features, such GMDB, GMIB, GMAB and GLWB. In general, living benefit guarantees require the contract holder or policyholder to adhere to a company approved asset allocation strategy. Election of these benefit guarantees is generally only available at contract issue.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following shows the changes in the liabilities for GMDB, GMIB, GMAB and GLWB (in millions):

Liability as of January 1, 2023	$55
Incurred guarantee benefits	2
Paid guarantee benefits	(8)
Liability as of December 31, 2023	49
Incurred guarantee benefits	20
Paid guarantee benefits	(8)
Liability as of December 31, 2024	$61

The following summarizes the account values, net amount at risk and weighted average attained age for variable annuity contracts with GMDB, GMIB, GMAB and GLWB classified as policyholders’ reserves and separate account liabilities. The net amount at risk is defined as the minimum guarantee less the account value calculated on a policy-by-policy basis, but not less than zero.

	December 31, 2024			December 31, 2023
	Account Value	Net Amount at Risk	Weighted Average Attained Age	Account Value	Net Amount at Risk	Weighted Average Attained Age
	($ In Millions)
GMDB	$8,161	$80	68	$8,572	$25	66
GMIB Basic	412	3	73	449	7	73
GMIB Plus	1,200	429	69	1,240	448	69
GMAB	1,089	4	64	1,400	20	63
GLWB	82	13	76	94	15	75

As of December 31, 2024, the GMDB account value above consists of $819 million within the general account and $7,342 million within separate accounts that includes $3,807 million of Modco assumed. As of December 31, 2023, the GMDB account value above consists of $1,135 million within the general account and $7,437 million within separate accounts that includes $3,712 million of Modco assumed.

Account values of variable annuity contracts with GMDB, GMIB, GMAB and GLWB are summarized below:

	December 31, 2024			December 31, 2023
	Separate Account	General Account	Total	Separate Account	General Account	Total
	(In Millions)
GMDB	$7,342	$819	$8,161	$7,437	$1,135	$8,572
GMIB Basic	403	9	412	434	15	449
GMIB Plus	1,200	—	1,200	1,240	—	1,240
GMAB	1,061	28	1,089	1,368	32	1,400
GLWB	82	—	82	94	—	94

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

e.	Additional liability for individual life contracts

Certain universal life and variable universal life contracts include features such as GMDB or other guarantees that ensure continued death benefit coverage when the policy would otherwise lapse. The value of the guarantee is only available to the beneficiary in the form of a death benefit.

The following presents the changes in the liability, net of reinsurance, for guarantees on universal life and variable universal life type contracts:

	December 31,
	2024	2023
	(In Millions)
Beginning balance	$5,486	$5,154
Net liability increase (decrease)	312	332
Ending balance	$5,798	$5,486

9.	Reinsurance

The Company enters into reinsurance agreements with affiliated and unaffiliated insurers in the normal course of business in order to mitigate the impact of underwriting mortality and morbidity risks or to assume business. Such transfers do not relieve the Company of its primary liability to its customers and, as such, failure of reinsurers to honor their obligations could result in credit losses that could arise if a reinsurer defaults. The Company reduces reinsurance default risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations within the Company’s reinsurers and using trust structures, when appropriate. The Company reinsures a portion of its mortality risk in its life business under either a first dollar quota-share arrangement or an in excess of the retention limit arrangement with reinsurers. The Company also reinsures a portion of its morbidity risk in its disability and LTC business. The amounts reinsured are on a yearly renewable term, coinsurance funds withheld, coinsurance or Modco basis. The Company’s highest retention limit for new issues of life policies ranges from $15 million to $35 million.

Refer to Note 17. "Related party transactions" for information about the Company’s affiliated assumed reinsurance transactions.

There are no reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total direct premium collected under the reinsured policies.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Reinsurance amounts included in the Statutory Statements of Operations were as follows:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Direct premium	$34,221	$34,223	$35,530
Premium assumed	1,049	977	1,013
Premium ceded	(14,072)	(9,711)	(13,019)
Total net premium	$21,198	$25,490	$23,524

Ceded reinsurance recoveries	$1,925	$1,842	$1,540

Assumed losses	$524	$425	$330

Reinsurance amounts included in the Statutory Statements of Financial Position were as follows:

	December 31,
	2024	2023
	(In Millions)
Reinsurance reserves
Assumed	$5,832	$6,476
Ceded	(54,419)	(47,326)

Ceded amounts recoverable	$322	$324

Benefits payable on assumed business	$62	$65

Funds held under coinsurance
Ceded	$29,625	$22,520

Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2024, include $9,206 million associated with life insurance policies, $6,916 million for LTC, $19,985 million for annuity, $13 million for disability and $5 million for group life and health. Reinsurance reserves ceded to unaffiliated reinsurers as of December 31, 2023 include $9,219 million associated with life insurance policies, $6,497 million for LTC, $22,659 million for annuity, $14 million for disability and $6 million for group life and health.

LTC policyholders' deficiency reserves were as follows:

	December 31, 2024
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$3,800	$(3,615)	$185
Assumption changes	(435)	470	35
LTC premium deficiency reserves, end of year	$3,365	$(3,145)	$220

For the year ended December 31, 2024, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $435 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $470 million. The total net impact of the change is $35 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

	December 31, 2023
	Direct	Ceded	Net
	(In Millions)
LTC premium deficiency reserves, beginning of year	$4,390	$(3,910)	$480
Assumption changes	(590)	295	(295)
LTC premium deficiency reserves, end of year	$3,800	$(3,615)	$185

For the year ended December 31, 2023, the Company decreased its gross LTC policyholders’ premium deficiency reserve by $590 million primarily through a combination of various assumption changes to reflect the risk inherent in the cash flows of this business. The majority of the risk is ceded to unaffiliated reinsurers resulting in the ceded policyholders’ premium deficiency reserves decreasing by $295 million. The total net impact of the change is $295 million, which was recorded as an increase to policyholders’ liabilities on the Statutory Statements of Financial Position and an increase to change in policyholders’ reserves on the Statutory Statements of Operations.

As of December 31, 2024, one reinsurer accounted for 26% of the outstanding balance of the reinsurance recoverable and the next largest reinsurer had 24%. The Company continues to monitor its morbidity risk ceded to one reinsurer for its LTC business, in which 79% of the reserves are held in trust.

On July 5, 2023, the Company recaptured approximately $16 million of statutory reserves reinsured on a yearly renewable term (YRT) basis for certain closed blocks of LTC business and reinsured on a coinsurance basis a portion of this product resulting in ceding $692 million statutory reserves to a different reinsurer. The recapture settlement of $17 million relieved the reinsurer of all obligations under the YRT agreement and resulted in an offset to premiums and disability benefits. As part of the coinsurance transaction, the Company transferred $657 million of premium to the reinsurer.

On October 25, 2024, the Company executed a certain coinsurance treaty amendment to increase quota share reinsurance of certain closed long-term care business by 25%. The Company transferred $357 million of premium to the reinsurer in exchange for ceding $325 million in statutory reserves.

The Company holds invested assets associated with FWH that are managed externally, as of December 31, 2024 and 2023, these assets, at carry value, included:

	December 31,
	2024	2023
	(In Millions)
Bonds	$21,471	$15,215
Preferred stocks	51	79
Mortgage loans	1,556	1,043
Partnerships and LLCs	190	51
Cash, cash equivalents and short-term investments	776	946
Total	$24,044	$17,334

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

10.	Withdrawal characteristics

a.	Annuity actuarial reserves and liabilities for deposit-type contracts

The withdrawal characteristics of the Company’s annuity actuarial reserves and deposit-type contracts as of December 31, 2024 are illustrated below:

Individual annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,332	$—	$—	$2,332	4%
At book value less current surrender charge of 5% or more	41,338	—	—	41,338	63%
At fair value	—	—	7,806	7,806	12%
Total with market value adjustment or at fair value	43,670	—	7,806	51,476	79%
At book value without adjustment (minimal or no charge or adjustment)	4,375	—	—	4,375	7%
Not subject to discretionary withdrawal	9,288	—	—	9,288	14%
Total	57,333	—	7,806	65,139	100%
Reinsurance ceded	18,515	—	—	18,515
Total, net of reinsurance	$38,818	$—	$7,806	$46,624

Amount included in book value moving to at book value without adjustment after statement date	2,058	—	—	2,058

Group annuities

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$11,608	$—	$—	$11,608	17%
At fair value	—	9,403	18,973	28,376	43%
Total with market value adjustment or at fair value	11,608	9,403	18,973	39,984	60%
At book value without adjustment (minimal or no charge or adjustment)	279	318	—	597	1%
Not subject to discretionary withdrawal	26,189	—	—	26,189	39%
Total	38,076	9,721	18,973	66,770	100%
Reinsurance ceded	17,380	—	—	17,380
Total, net of reinsurance	$20,696	$9,721	$18,973	$49,390

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Deposit-type contracts

	General Account	Separate Account with Guarantees	Separate Account Non- Guaranteed	Total	% of Total
	(In Millions)
Subject to discretionary withdrawal:
With market value adjustment	$2,166	$—	$—	$2,166	7%
At fair value	—	—	8,935	8,935	27%
Total with market value adjustment or at fair value	2,166	—	8,935	11,101	34%
At book value without adjustment (minimal or no charge or adjustment)	2,732	—	—	2,732	8%
Not subject to discretionary withdrawal	18,713	—	—	18,713	58%
Total	23,611	—	8,935	32,546	100%
Reinsurance ceded	2,383	—	—	2,383
Total, net of reinsurance	$21,228	$—	$8,935	$30,163

The following is a summary of total annuity actuarial reserves and liabilities for deposit-type contracts as of December 31, 2024 (in millions):

Statutory Statements of Financial Position:
Policyholders’ reserves – group annuities	$20,696
Policyholders’ reserves – individual annuities	38,818
Liabilities for deposit-type contracts	21,228
Subtotal	80,742
Separate Account Annual Statement:
Annuities	36,500
Other annuity contract deposit-funds and GICs	8,935
Subtotal	45,435
Total	$126,177

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

b.	Analysis of life actuarial reserves by withdrawal characteristics

The withdrawal characteristics of the Company's life actuarial reserves as of December 31, 2024 are illustrated below:

General account

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$21,498	$21,496	$21,551
Universal life with secondary guarantees	1,596	1,433	7,315
Other permanent cash value life insurance	—	85,082	90,020
Variable life	1	1	—
Variable universal life	1,118	1,116	1,173
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	—	—	3,023
Accidental death benefits	—	—	3
Disability - active lives	—	—	196
Disability - disabled lives	—	—	323
Miscellaneous reserves	—	—	1,061
Total (gross: direct + assumed)	$24,213	$109,128	$124,665
Reinsurance ceded	4,308	5,141	9,206
Total (net)	$19,905	$103,987	$115,459

Separate account with guarantees

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	1,554	1,554	1,554
Total (gross: direct + assumed)	$1,554	$1,554	$1,554
Total (net)	$1,554	$1,554	$1,554

Separate account nonguaranteed

	Account Value	Cash Value	Reserve
	(In Millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable life	$1	$1	$2
Variable universal life	1,973	1,953	1,959
Total (gross: direct + assumed)	$1,974	$1,954	$1,961
Total (net)	$1,974	$1,954	$1,961

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

c.	Separate accounts

The Company has guaranteed separate accounts classified as the following: nonindexed, which have multiple concurrent guarantees, including a guarantee that applies for as long as the contract is in effect and does not exceed a 4% rate of return. The Company has nonguaranteed separate accounts which are variable accounts where the benefit is determined by the performance and/or market value of the investments held in the separate account with incidental risk, notional expense and minimum death benefit guarantees.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2024 is as follows:

	Guaranteed
	Indexed	Nonindexed Less than/ Equal to 4%	Non Guaranteed	Total
	(In Millions)
Net premium, considerations or deposits for the year ended December 31, 2024	$—	$—	$4,474	$4,474

Reserves at December 31, 2024:
For accounts with assets at:
Fair value	$—	$10,038	$37,359	$47,397
Amortized cost/book value	—	1,554	—	1,554
Subtotal SIA Reserves	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

Reserves by withdrawal characteristics:
Subject to discretionary withdrawal:
At fair value	$—	$10,038	$37,359	$47,397
At book value without market value adjustment and current surrender charge of less than 5%	—	1,554	—	1,554
Subtotal	—	11,592	37,359	48,951
Nonpolicy liabilities	—	—	157	157
Total Separate Account Liabilities	$—	$11,592	$37,516	$49,108

As of December 31, 2024, the Company has $6,562 million of AVR related to book value separate accounts.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is a reconciliation of amounts reported as transfers (from) to separate accounts in the Summary of Operations of the Company’s NAIC Separate Account Annual Statement to the amounts reported as net transfers (from) to separate accounts in change in policyholders’ reserves in the accompanying Statutory Statements of Operations:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
From the Separate Account Annual Statement:
Transfers to separate accounts	$1,862	$1,935	$4,205
Transfers from separate accounts	(10,151)	(9,387)	(14,220)
Subtotal	(8,289)	(7,452)	(10,015)
Reconciling adjustments:
Miscellaneous	4,816	4,278	3,481
Net deposits on deposit-type liabilities	1,531	1,573	1,939
Net transfers from separate accounts	$(1,942)	$(1,601)	$(4,595)

Net deposits on deposit-type liabilities are not considered premium and therefore are excluded from the Statutory Statements of Operations.

11.	Debt

MassMutual issues CP in the form of Notes in minimum denominations of $250 thousand up to a total aggregation of $1,000 million with maturity dates up to a maximum of 270 days from the date of issuance. Noninterest bearing Notes are sold at par less a discount representing an interest factor. Interest bearing Notes are sold at par. The Notes are not redeemable or subject to voluntary prepayments by MassMutual. The Notes have a carrying value and face amount of $250 million as of December 31, 2024 and $50 million as of December 31, 2023. Notes issued in 2024 had interest rates ranging from 4.39% to 5.41% with maturity dates ranging from 1 to 62 days. Interest expense for commercial paper for the years ended December 31, 2024 and 2023, was $20 million and $7 million, respectively.

MassMutual has a $1,500 million five-year credit facility, $1,250 million of undrawn commitment, with a syndicate of lenders that can be used for general corporate purposes and to support CP borrowings. During December 2022, the facility was renewed and the scheduled maturity is December 16, 2027. The facility includes two one-year extension options that may be exercised with proper notification as set forth in the agreement. The facility has an upsize option for an additional $500 million. The terms of the credit facility additionally provide for, among other provisions, covenants pertaining to liens, fundamental changes, transactions with affiliates and adjusted statutory surplus. As of and for the years ended December 31, 2024 and 2023, MassMutual was in compliance with all covenants under the credit facility. For the years ended December 31, 2024 and 2023, there were no draws on the credit facilities. Credit facility fees were less than $1 million for the years ended December 31, 2024 and 2023.

12.	Employee benefit plans

The Company sponsors multiple employee benefit plans, providing retirement, life, health and other benefits to employees, certain employees of unconsolidated subsidiaries, agents, general agents and retirees who meet plan eligibility requirements.

a.	Pension plans

The Company sponsors funded and unfunded noncontributory defined benefit pension plans for its eligible employees, agents and retirees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The funded qualified defined benefit plan generally provides benefits under a cash balance formula based on age, service and salary during the participants’ careers. Certain eligible participants may be entitled to benefits under a legacy defined benefit formula. The Company’s policy is to fund the qualified pension plan in accordance with the Employee Retirement Income Security Act of 1974. There were no contributions in 2024 and 2023.

The Company has announced there will be no new benefit accruals under the plan after December 31, 2024.

b.	Defined contribution plans

The Company sponsors funded qualified defined contribution plans and unfunded nonqualified deferred compensation thrift savings plans for its employees, agents and retirees. Defined contribution plan expense for 2024 and 2023 was $58 million and $56 million, respectively.

c.	Other postretirement benefits

The Company provides certain life insurance and health care benefits (other postretirement benefits) for its retired employees and agents, their beneficiaries and covered dependents. MMHLLC has the obligation to pay the Company’s other postretirement benefits. The transfer of this obligation to MMHLLC does not relieve the Company of its primary liability. MMHLLC is allocated other postretirement expenses related to interest cost, amortization of actuarial gains (losses) and expected return on plan assets, whereas service cost and prior service cost are recorded by the Company.

Substantially all of the Company’s U.S. employees and agents may become eligible to receive other postretirement benefits. These benefits are funded as the benefits are provided to the participants. For eligible employees who retire after 2009, except certain employees who were close to retirement in 2010, the Company’s cost is limited to a retiree health reimbursement account (RHRA), which accumulates during an employee’s career and can be drawn down by the retiree to purchase coverage outside of the Company or for other health care costs. Retired employees with a RHRA also may choose to purchase coverage through the private retiree exchange.

For other eligible current and future retired employees, and current and future retired agents, the Company provides access to postretirement health care plans through a private retiree exchange. The Company’s cost is limited to the fixed annual subsidy provided to retirees through a Health Reimbursement Account each year that the retiree can use to purchase coverage on the exchange or for other health care costs.

Company-paid basic life insurance is provided to retirees who retired before 2010 and certain employees who retire after 2009 but were close to retirement in 2010. Supplemental life insurance is available to certain retirees on a retiree-pay-all basis.

The Company provides retiree life insurance coverage for home office employees who, as of January 1, 2010, were age 50 with at least 10 years of service or had attained 75 points, generally age plus service, with a minimum 10 years of service.

d.	Benefit obligations

Accumulated and projected benefit obligations are the present value of pension benefits earned as of a December 31 measurement date (the Measurement Date) based on service and compensation as of that date.

Refer to Note 12f. “Amounts recognized in the Statutory Statements of Financial Position,” for details on the funded status of the plans. Accumulated and projected postretirement benefit obligations for other postretirement benefits are the present value of postretirement medical and life insurance benefits earned as of the Measurement Date projected for estimated salary increases to an assumed date with respect to retirement, disability or death.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Actuarial (gains) losses represent the difference between the expected results and the actual results used to determine the projected benefit obligation, accumulated benefit obligation and current year expense. Select assumptions used in this calculation include expected future compensation levels, mortality and expected retirement age.

The following presents the total pension and other postretirement accumulated benefit obligation:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Accumulated benefit obligation	$2,570	$2,634	$307	$313

The following sets forth the change in projected benefit obligation of the defined benefit pension and other postretirement plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation, beginning of year	$2,634	$2,590	$313	$315
Service cost	99	86	7	7
Interest cost	123	125	15	15
Actuarial (gains) losses	(5)	21	(1)	(14)
Benefits paid	(150)	(222)	(15)	(14)
Change in discount rate	(138)	34	(12)	4
Change in actuarial assumptions	7	—	—	—
Projected benefit obligation, end of year	$2,570	$2,634	$307	$313

The determination of the discount rate is based upon rates commensurate with current yields on high quality corporate bonds as of the Measurement Date. A spot yield curve is developed from this data that is used to determine the present value for the obligation. The projected plan cash flows are discounted to the Measurement Date based on the spot yield curve. A single discount rate is utilized to ensure the present value of the benefits cash flow equals the present value computed using the spot yield curve. A 25-basis point change in the discount rate results in approximately a $53 million change in the projected pension benefit obligation. The methodology includes producing a cash flow of annual accrued benefits. Refer to Note 12h. “Assumptions” for details on the discount rate.

e.	Plan assets

The assets of the qualified pension plan are invested in a MassMutual group annuity contract and in the MassMutual Pension Plan Trust (Pension Trust). The group annuity contract includes a general investment account (GIA). As of December 31, 2024 and 2023, GIA assets managed by the Company were $143 million and $229 million, respectively. The Company was rated AA+ by Standards and Poor’s as of December 31, 2024.

The Company’s overall objective is to manage the assets in a liability framework where investments are selected that are expected to have similar changes in fair value as the related liabilities will have upon changes in interest rates. The company invests in a portfolio of both return-seeking and liability-hedging assets, to achieve long-term growth and to insulate the funded position from interest rate volatility.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The target range allocations are based on two broad categories, return-seeking (generally equities and alternative investments) and liability-hedging (generally fixed income). The return-seeking allocation range is 46% to 54% and liability-hedging range is 46% to 54%. Of the return-seeking assets, the range is 35% to 55% global public equity and 45% to 65% alternatives. The pension plan assets invested in the GIA through the unallocated group annuity contract earn a fixed interest. These assets comprised approximately 6% and 9% of the plan assets as of December 31, 2024 and 2023, respectively.

The following presents the change in plan assets:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Plan assets, beginning of year	$2,521	$2,483	$4	$2
Actual return on plan assets	73	230	—	—
Employer contributions	26	30	12	14
Benefits paid	(150)	(222)	(15)	(14)
Other	—	—	(1)	2
Plan assets, end of year	$2,470	$2,521	$—	$4

The GIA is designed to provide stable, long-term investment growth. Investments in the GIA are stated at contract value. Contract value is the amount participants would receive if they were to initiate certain transactions under the terms of the plan. It provides for a stated return on principal invested over a specified period and permits withdrawals at contract value for benefit payments, loans, or transfers.

Investments in the Pension Trust are stated at fair value. Noninterest bearing cash is stated at cost value.

Fair Value Measurements

The Company’s fair value hierarchy is defined in Note 4. "Fair Value of financial instruments".

The following is a description of the valuation methodologies used to measure fair value for the investments in the qualified pension plan.

Cash, cash equivalents and short-term investments: Short-term investments are stated at cost, which is equal to fair value. Foreign currencies are stated at cost and adjusted for foreign currency gains and losses.

Government securities: Marked to market daily based on values provided by third-party vendors or market makers to the extent available or based on model prices. Valuations furnished by a pricing service take into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and are therefore classified as Level 2.

Bonds: If Level 1 valuations are not available, the fair value is determined using models such as matrix pricing and therefore, is classified as Level 2, which uses quoted market prices of debt securities with similar characteristics. Valued using the closing price reported on the active market on which the individual securities are traded.

Mutual funds: Mutual funds are valued at the daily closing price as reported by the fund. Certain mutual funds held by the plan are registered with the SEC and are required to publish their daily NAV. These mutual funds held by the Plan are deemed to be actively traded and are therefore classified as Level 1. The remaining mutual funds do not publish their daily NAV and are therefore classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Collective investment trusts: Valued using the NAV per unit. The net asset value per unit of the funds is calculated on each business day by dividing the total value of assets, less liabilities, by the number of units outstanding. Unit issuances and redemptions are based on the net asset value determined at the end of the current day and therefore is classified as NAV practical expedient.

Real estate investment trusts: Real estate investment trusts are valued using the plan’s pro-rata interest in the fund and does not have a lock-up period, a funding commitment, or a specific redemption period but are dependent upon the liquidation of underlying assets. Therefore, these investments are classified as NAV practical expedient.

Hedge funds: Hedge funds are based on the plan’s pro rata interest in the fund and have a 45-day redemption period and therefore classified as NAV practical expedient.

Limited partnerships – Private equity/venture capital: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Real estate: The plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. These funds can be redeemed periodically with notice that generally ranges from 45 to 90 days. There are no lockups or funding commitments.

Limited partnerships – Hedge: The Plan utilizes the NAV practical expedient to calculate fair value of its investments based on the Plan’s pro rata interest in net assets of each underlying partnership. All valuations utilize financial information supplied by the partnership, including income, expenses, gains and losses. The underlying investments of the partnership are accounted for at fair value as described in the partnership’s audited financial statements. The hedge funds can be redeemed semi-annually with 95-days notice. There are no lockups or funding commitments.

Other investments: Investments included in this category include asset backed securities, mortgage backed securities, swaps, derivatives, futures and options. Closing prices are not available on the active market. Fair value is determined using models such as matrix pricing and therefore, these securities are classified as Level 2.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following tables set forth by level, within the fair value hierarchy, the plan’s assets at fair value as of December 31, 2024 and 2023.

	Fair Value as of December 31, 2024
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$44	$—	$—	$—	$44
Government securities	—	459	—	—	459
Bonds	—	374	—	—	374
Mutual funds	512	—	—	—	512
Real estate investment trusts	—	—	—	47	47
Hedge funds	—	—	—	34	34
Limited partnerships:
Private equity/venture capital	—	—	—	512	512
Real estate	—	—	—	108	108
Hedge	—	—	—	225	225
Other investments	—	3	—	—	3
Total	$556	$836	$—	$926	$2,318

	Fair Value as of December 31, 2023
	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
	(In Millions)
Cash, cash equivalents, and short-term investments	$76	$—	$—	$—	$76
Government securities	—	486	—	—	486
Bonds	—	371	—	—	371
Mutual funds	471	—	—	—	471
Real estate investment trusts	—	—	—	54	54
Hedge funds	—	—	—	31	31
Limited partnerships:
Private equity/venture capital	—	—	—	480	480
Real estate	—	—	—	120	120
Hedge	—	—	—	205	205
Other investments	—	12	—	—	12
Total	$547	$869	$—	$890	$2,306

Plan assets measured at contract value and non-interest bearing cash are excluded from the preceding table.

f.	Amounts recognized in the Statutory Statements of Financial Position

Unrecognized prior service cost is the adjustment to the projected benefit obligation as a result of plan amendments. It represents the increase or decrease in benefits for service performed in prior periods. For pension benefits, this cost is amortized into net periodic benefit cost over the average remaining service years of active employees at the time of the amendment. For other postretirement benefits, this cost is amortized into net periodic benefit cost over the average remaining lifetime of eligible employees and retirees at the time of the amendment.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Unrecognized net actuarial (gains) losses are variances between assumptions used and actual experience. These assumptions include return on assets, discount rate, demographics and mortality. The unrecognized net actuarial (gains) losses are amortized if they exceed 10% of the projected benefit obligation and are amortized starting in the period after recognition. These are amortized for pension and other postretirement benefits into net periodic benefit cost over the remaining service-years of active employees.

The prepaid pension asset is a cumulative balance of employer contributions made to the plan netted against the plan’s accumulated net periodic benefit costs. The prepaid pension asset is a nonadmitted asset.

The accrued benefit cost recognized is the funded status of the plan adjusted for the remaining balance of unrecognized prior service cost, unrecognized net actuarial loss and the nonadmitted prepaid pension asset.

The following sets forth the projected benefit obligation funded status of the plans:

	December 31,
	2024	2023	2024	2023
	Pension Benefits		Other Postretirement Benefits
	(In Millions)
Projected benefit obligation	$(2,570)	$(2,634)	$(307)	$(313)
Less: plan assets	2,470	2,521	—	4
Projected benefit obligation funded status	$(100)	$(113)	$(307)	$(309)

The qualified pension plan was overfunded by $307 million and $312 million as of December 31, 2024 and 2023, respectively. The nonqualified pension plans are not funded and have total projected benefit obligations of $407 million and $425 million as of December 31, 2024 and 2023, respectively.

The qualified pension plan nonadmitted pension plan asset was $631 million and $653 million as of December 31, 2024 and 2023, respectively.

The Company intends to fund $56 million in 2025 to meet its expected current obligations under its qualified and nonqualified pension plans and other postretirement benefit plans.

g.	Net periodic cost

The net periodic cost represents the annual accounting income or expense recognized by the Company and is included in general insurance expenses in the Statutory Statements of Operations. The net periodic cost recognized is as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Service cost	$99	$86	$97	$7	$7	$9
Interest cost	123	125	86	15	15	10
Expected return on plan assets	(171)	(169)	(194)	—	—	—
Amortization of unrecognized losses and (gains)	19	27	9	(10)	(9)	(1)
Amortization of unrecognized prior service benefit	—	—	—	(5)	(5)	(6)
Total net periodic expense	$70	$69	$(2)	$7	$8	$12

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The expected future pension and other postretirement benefit payments which reflect expected future service are as follows:

	Pension Benefits	Other Postretirement Benefits
	(In Millions)
2025	$205	$19
2026	203	20
2027	195	21
2028	194	22
2029	187	22
2030 - 2034	915	114

h.	Assumptions

The assumptions the Company used to calculate the benefit obligations and to determine the benefit costs are as follows:

	Years Ended December 31,
	2024	2023	2022	2024	2023	2022
	Pension Benefits			Other Postretirement Benefits
	(In Millions)
Weighted-average assumptions used to determine:
Benefit obligations:
Discount rate	5.50%	4.85%	5.00%	5.55%	4.85%	5.05%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	5.55%	4.85%	5.05%

Net periodic benefit cost:
Discount rate	4.85%	5.00%	2.85%	4.85%	5.05%	2.80%
Expected long-term rate of return on plan assets	7.00%	7.00%	6.50%	3.00%	3.00%	3.00%
Expected rate of compensation increase	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Interest Crediting rate	5.00%	5.00%	5.00%	4.85%	5.05%	2.80%

The discount rate used to determine the benefit obligations as of year-end is used to determine the expense in the next fiscal year.

The Company determines its assumptions for the expected rate of return on plan assets for its plans using a “building block” approach, which focuses on ranges of anticipated rates of return for each asset class. A weighted range of nominal rates is determined based on target allocations for each class of asset.

13.	Employee compensation plans

The Company has a long-term incentive compensation plan under which certain employees of the Company and its subsidiaries may be issued phantom stock-based compensation awards. These awards include PSARs and PRS. These awards do not grant an equity or ownership interest in the Company.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

A summary of the weighted average grant price of PSARs and PRS shares granted, the intrinsic value of PSARs shares exercised, the PRS liabilities paid and the fair value of shares vested during the year is as follows:

	December 31,
	2024	2023	2022
Weighted average grant date fair value:
PSARs granted during the year	$151.50	$145.77	$243.40
PRS granted during the year	150.96	145.67	238.54
Intrinsic value (in thousands):
PSARs options exercised	1,986	65,810	135,219
PRS liabilities paid	103,656	45,600	70,029
Fair value of shares vested during the year	99,903	64,779	136,945

A summary of PSARs and PRS shares is as follows:

	PSARs			PRS
		Weighted Average			Weighted Average
	Number of Share Units	Price	Remaining Contract Terms	Number of Share Units	Price	Remaining Contract Terms
	(In Thousands)		(In Years)	(In Thousands)		(In Years)
Outstanding as of December 31, 2022	3,394	$160.09	4.0	872	$151.41	2.4
Granted	2,762	145.77		1,002	145.67
Exercised	(1,329)	130.59		(252)	116.36
Forfeited	(788)	239.79		(37)	180.80
Outstanding as of December 31, 2023	4,039	144.46	4.4	1,585	152.73	2.1
Granted	1,591	151.50		332	150.96
Exercised	(215)	141.60		(684)	142.11
Forfeited	(229)	147.01		(85)	160.51
Outstanding as of December 31, 2024	5,186	146.66	4.0	1,148	157.97	2.8

Exercisable as of December 31, 2024	1,046	$141.62	2.2	4	$142.60	0.8

The PSARs compensation was an expense of $10 million, $17 million and ($34) million for the years ended December 31, 2024, 2023, and 2022, respectively. The PSARs accrued compensation liability was $1 million and $13 million as of December 31, 2024 and 2023, respectively. There was no unrecognized compensation expense related to nonvested PSAR awards as of December 31, 2024, and the unrecognized compensation expense related to nonvested PSAR awards was $20 million as of December 31, 2023 and $19 million as of December 31, 2022. The weighted average period over which the expense is expected to be recognized is 4.0 years. The PSARs unrecognized compensation expense represents the total intrinsic value of all shares issued if 100% vested at current stock price, minus current compensation liability.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The PRS compensation expense was $39 million, $96 million and $31 million for the years ended December 31, 2024, 2023, and 2022, respectively. The PRS accrued compensation liability was $85 million and $148 million for the year ended December 31, 2024 and 2023, respectively. The unrecognized compensation expense related to nonvested PRS awards was $66 million, $87 million and $56 million as of December 31, 2024, 2023, and 2022, respectively. The weighted average period over which the expense is expected to be recognized is 2.8 years. The PRS unrecognized compensation expense represents the total value of all shares issued if 100% vested at the current stock price, minus current compensation liability.

14.	Surplus notes

The following table summarizes the surplus notes issued and outstanding as of December 31, 2024:

Issue Date	Face Amount	Carrying Value	Interest Rate	Maturity Date	Scheduled Interest Payment Dates	Type of Assets Received Upon Issuance
	($ In Millions)
05/12/03	$193	$193	5.625%	05/15/33	May 15 & Nov 15	Cash
06/01/09	130	129	8.875%	06/01/39	Jun 1 & Dec 1	Cash
01/17/12	263	263	5.375%	12/01/41	Jun 1 & Dec 1	Cash
04/15/15	258	254	4.500%	04/15/65	Apr 15 & Oct 15	Cash
03/23/17	475	471	4.900%	04/01/77	Apr 1 & Oct 1	Cash
10/11/19	838	603	3.729%	10/15/70	Apr 15 & Oct 15	Cash
04/16/20	700	698	3.375%	04/15/50	Apr 15 & Oct 15	Cash
06/26/20	600	815	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
03/01/21	200	231	5.077%	02/15/69	Feb 15 & Aug 15	Treasury Notes
11/18/21	675	670	3.200%	12/01/61	Jun 1 & Dec 1	Treasury Notes
12/01/22	500	500	5.672%	12/01/52	Jun 1 & Dec 1	Treasury Notes
Total	$4,832	$4,827

All payments of interest and principal are subject to the prior approval of the Division. Interest expense is not recorded until approval for payment is received from the Division. As of December 31, 2024, the unapproved interest was $43 million. Through December 31, 2024, MassMutual paid cumulative interest of $2,270 million on surplus notes. Interest of $219 million was approved and paid during the year ended December 31, 2024.

There are no sinking fund requirements for the notes issued in 2003, 2009, 2012, 2015, 2017, 2019, 2020, 2021 or 2022.

These notes are unsecured and subordinate to all present and future indebtedness of MassMutual, all policy claims and all prior claims against MassMutual as provided by the Massachusetts General Laws. The surplus notes are all held by bank custodians for unaffiliated investors. All issuances were approved by the Division. Surplus notes are included in surplus on the Statutory Statements of Financial Position.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

15.	Presentation of the Statutory Statements of Cash Flows

The following table presents those transactions that have affected the Company's recognized assets or liabilities but have not resulted in cash receipts or payments during the years ended December 31, 2024 and 2023. Accordingly, the Company has excluded these non-cash activities from the Statutory Statements of Cash Flows for the years ended December 31, 2024, 2023 and 2022.

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Stock conversions	$5,747	$202	$13
Bond conversions and refinancing	1,815	1,460	1,177
Transfer of affiliated common stocks to partnerships and limited liability companies	1,652	38	—
Change in market value of corporate owned life insurance asset	204	217	(46)
Transfer of mortgage loans to partnerships and limited liability companies	186	—	40
Transfer of partnerships and limited liability companies to partnerships and limited liability companies	76	277	620
Transfer of mortgage loans to bonds	66	132	—
Net investment income payment-in-kind bonds	31	14	12
Transfer of mortgage loans to mortgage loans	17	—	—
Transfer of bonds to partnerships and limited liability companies	—	122	441
Transfer of partnerships and limited liability companies to bonds	—	100	187
Transfer of mortgage loans to short-term investments	—	60	—
Accrued discount on mortgage loans	—	10	—
Transfer of partnerships and limited liability companies to stocks	—	3	—
Transfer of bonds to mortgage loans	—	—	626
Transfer of partnerships and limited liability companies to common stocks - subsidiaries and affiliates	—	—	227
Transfer of common stocks unaffiliated to common stocks - subsidiaries and affiliates	—	—	97
Deferred gain on real estate	—	—	16

16.	Business risks, commitments and contingencies

a.	Risks and uncertainties

The Company operates in a business environment subject to various risks and uncertainties. The principal risks include insurance and underwriting risks, investment and interest rate risks, currency exchange risk and credit risk. The combined impact of these risks could have a material, adverse effect on the Company’s financial statements or result in operating losses in future periods. The Company employs the use of reinsurance, portfolio diversification, asset/liability management processes and other risk management techniques to mitigate the impact of these risks.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Insurance and underwriting risks

The Company prices its products based on estimated benefit payments reflecting assumptions with respect to mortality, morbidity, longevity, persistency, interest rates and other factors. If actual policy experience emerges that is significantly and adversely different from assumptions used in product pricing, the effect could be material to the profitability of the Company. For participating whole life products, the Company’s dividends to policyholders primarily reflect the difference between actual investment, mortality, expense and persistency experience and the experience embedded in the whole life premiums and guaranteed elements. The Company also reinsures certain life insurance and other LTC insurance policies to mitigate the impact of its underwriting risk.

Investment and interest rate risks

The fair value, cash flows and earnings of investments can be influenced by a variety of factors including changes in interest rates, credit spreads, equity markets, portfolio asset allocation and general economic conditions. The Company employs a rigorous asset/liability management process to help mitigate the economic impacts of various investment risks, in particular, interest rate risk. By effectively matching the market sensitivity of assets with the liabilities they support, the impact of interest rate changes is addressed, on an economic basis, as the change in the value of the asset is offset by a corresponding change in the value of the supported liability. The Company uses derivatives, such as interest rate swaps and swaptions, as well as synthetic assets to reduce interest rate and duration imbalances determined in asset/liability analyses.

The levels of U.S. interest rates are influenced by U.S. monetary policies and by the relative attractiveness of U.S. markets to investors versus other global markets. As interest rates increase, certain debt securities may experience amortization or prepayment speeds that are slower than those assumed at purchase, impacting the expected maturity of these securities and the ability to reinvest the proceeds at the higher yields. Rising interest rates may also result in a decrease in the fair value of the investment portfolio. As interest rates decline, certain debt securities may experience accelerated amortization and prepayment speeds than what was assumed at purchase. During such periods, the Company is at risk of lower net investment income as it may not be able to reinvest the proceeds at comparable yields. Declining interest rates may also increase the fair value of the investment portfolio.

Interest rates also have an impact on the Company’s products with guaranteed minimum payouts and on interest credited to account holders. As interest rates decrease, investment spreads may contract as crediting rates approach minimum guarantees, resulting in an increased liability.

In periods of increasing interest rates, policy loans, surrenders and withdrawals may increase as policyholders seek investments with higher perceived returns. This could result in cash outflows requiring the Company to sell invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates, which could cause the Company to realize investment losses.

Currency exchange risk

The Company has currency risk due to its non-U.S. dollar denominated investments and medium-term notes along with its indirect international operations. The Company mitigates a portion of its currency risk through the use of cross-currency swaps and forward contracts. Cross-currency swaps are used to minimize currency risk for certain non-U.S. dollar assets and liabilities through a pre-specified exchange of interest and principal. Forward contracts are used to hedge movements in exchange rates.

Credit and other market risks

The Company manages its investments to limit credit and other market risks by diversifying its portfolio among various security types and industry sectors as well as purchasing credit default swaps to transfer some of the risk.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Stressed conditions, volatility and disruptions in global capital markets or in particular markets or financial asset classes can have an adverse effect on the Company, in part because the Company has a large investment portfolio and assets supporting the Company’s insurance liabilities are sensitive to changing market factors. Global market factors, including interest rates, credit spread, equity prices, real estate markets, foreign currency exchange rates, consumer spending, business investment, government spending, the volatility and strength of the capital markets, deflation and inflation, all affect the business and economic environment and, ultimately, the profitability of the Company’s business. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect the Company’s business through their effects on general levels of economic activity, employment and customer behavior.

Real estate markets are monitored continuously with attention on regional differences in price performance, absorption trends and supply and demand fundamentals that can impact the rate of foreclosures and delinquencies. Public sector strengths and weaknesses, job growth and macro-economic issues are factors that are closely monitored to identify any impact on the Company’s real estate related investments.

The CMBS, RMBS and leveraged loan sectors are sensitive to evolving conditions that can impair the cash flows realized by investors and is subject to uncertainty. Management’s judgment regarding OTTI and estimated fair value depends upon the evolving investment sector and economic conditions. It can also be affected by the market liquidity, a lack of which can make it difficult to obtain accurate market prices for RMBS and other investments, including CMBS and leveraged loans. Any deterioration in economic fundamentals, especially related to the housing sector could affect management’s judgment regarding OTTI.

The Company has investments in structured products exposed primarily to the credit risk of corporate bank loans, corporate bonds or credit default swap contracts referencing corporate credit risk. Most of these structured investments are backed by corporate loans and are commonly known as collateralized loan obligations that are classified as CDO. The portfolios backing these investments are actively managed and diversified by industry and individual issuer concentrations. Due to the complex nature of CDO and the reduced level of transparency to the underlying collateral pools for many market participants, the recovery in CDO valuations generally lags the overall recovery in the underlying assets. Management believes its scenario analysis approach, based primarily on actual collateral data and forward looking assumptions, does capture the credit and most other risks in each pool. However, in a rapidly changing economic environment, the credit and other risks in each collateral pool will be more volatile and actual credit performance of CDO may differ from the Company’s assumptions.

The Company continuously monitors its investments and assesses their liquidity and financial viability; however, the existence of the factors described above, as well as other market factors, could negatively impact the market value of the Company's investments. If the Company sells its investments prior to maturity or market recovery, these investments may yield a return that is less than the Company otherwise would have been able to realize.

Asset-based fees calculated as a percentage of the separate account assets are a source of revenue to the Company. Gains and losses in the investment markets may result in corresponding increases and decreases in the Company’s separate account assets and related revenue.

Market risk arises within the Company’s employee benefit plans to the extent that the obligations of the plans are not fully matched by assets with determinable cash flows. Pension and postretirement obligations are subject to change due to fluctuations in the discount rates used to measure the liabilities as well as factors such as changes in inflation, salary increases and participants living longer. The risks are that such fluctuations could result in assets that are insufficient over time to cover the level of projected benefit obligations. In addition, increases in inflation and members living longer could increase the pension and postretirement obligations. Management determines the level of this risk using reports prepared by independent actuaries and takes action, where appropriate, in terms of setting investment strategy and determining contribution levels. In the event that the pension obligations arising under the Company’s employee benefit plans exceed the assets set aside to meet the obligations, the Company may be required to make additional contributions or increase its level of contributions to these plans.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Political Uncertainties

Political events, domestically or internationally, may directly or indirectly trigger or exacerbate risks related to product offerings, profitability, or any of the risk factors described above. Whether those underlying risk factors are driven by geopolitics or not, the Company’s dynamic approach to managing risks enables management to identify risks, internally and externally, develop mitigation plans, and respond to risks in an attempt to proactively reduce the potential impact of each underlying risk factor on the Company.

b.	Leases

The Company leases office space and equipment in the normal course of business under various noncancelable operating lease agreements. Additionally, the Company, as lessee, has entered various sublease agreements with affiliates for office space, such as Barings. Total rental expense on net operating leases, recorded in general insurance expenses, was $77 million and $93 million for the years ended December 31, 2024 and 2023, respectively. Net operating leases are net of sublease receipts of $9 million and $5 million or the years ended December 31, 2024 and 2023, respectively.

For the years ended December 31, 2024 and 2023, the company has not entered into any sale-leaseback transactions with any unrelated parties.

Future minimum commitments for all lease obligations as of December 31, 2024 were as follows:

	Gross	Affiliated Subleases	Nonaffiliated Subleases	Net
	(In Millions)
2025	$83	$6	$2	$75
2026	70	6	2	62
2027	64	6	2	56
2028	59	5	2	52
2029	55	4	2	49
Thereafter	267	16	5	246
Total	$598	$43	$15	$540

c.	Guaranty funds

The Company is subject to state insurance guaranty fund laws. These laws assess insurance companies’ amounts to be used to pay benefits to policyholders and policy claimants of insolvent insurance companies. Many states allow these assessments to be credited against future premium taxes. The Company believes such assessments in excess of amounts accrued will not materially impact its financial position, results of operations or liquidity.

d.	Litigation and regulatory matters

In the normal course of business, the Company is involved in disputes, litigation and governmental or regulatory inquiries, administrative proceedings, examinations and investigations, both pending and threatened. These matters, if resolved adversely against the Company or settled, may result in monetary damages, fines and penalties or require changes in the Company’s business practices. The resolution or settlement of these matters is inherently difficult to predict. Based upon the Company’s assessment of these pending matters, the Company does not believe that the amount of any judgment, settlement or other action arising from any pending matter is likely to have a material adverse effect on the statement of financial position. However, an adverse outcome in certain matters could have a material adverse effect on the results of operations for the period in which such matter is resolved, or an accrual is determined to be required, on the financial statement financial position, or on our reputation.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The Company evaluates the need for accruals of loss contingencies for each matter. When a liability for a matter is probable and can be estimated, the Company accrues an estimate of the loss offset by related insurance recoveries or other contributions, if any. An accrual may be subject to subsequent adjustment as a result of additional information and other developments. The resolution of matters is inherently difficult to predict, especially in the early stages of matter. Even if a loss is probable, due to many complex factors, such as speed of discovery and the timing of court decisions or rulings, a loss or range of loss may not be reasonably estimated until the later stages of the matter. For matters where a loss is material and it is either probable or reasonably possible then it is disclosed. For matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimated, no accrual is established, but the matter, if material, is disclosed.

e.	Commitments

In the normal course of business, the Company provides specified guarantees and funding to MMHLLC and certain of its subsidiaries. As of December 31, 2024 and 2023, the Company had approximately $800 million of these unsecured funding commitments to its subsidiaries. The unsecured commitments are included in private placements in the table below. As of December 31, 2024 and 2023, the Company had not funded, nor had an outstanding balance due on, these commitments.

In the normal course of business, the Company enters into letter of credit arrangements. The Company had outstanding letter of credit arrangements of approximately $77 million and $77 million as of December 31, 2024 and 2023, respectively. As of December 31, 2024 and 2023, the Company did not have any funding requests attributable to these letter of credit arrangements.

In the normal course of business, the Company enters into commitments to purchase certain investments. The majority of these commitments have funding periods that extend between one and five years. The Company is not required to fund commitments once the commitment period expires.

As of December 31, 2024, the Company had the following outstanding commitments:

	2025	2026	2027	2028	2029	Thereafter	Total
	(In Millions)
Private placements	$492	$2,431	$3,169	$2,165	$958	$4,947	$14,162
Mortgage loans	340	421	206	191	139	78	1,375
Partnerships and limited liability companies	2,412	1,088	1,338	658	930	1,226	7,652
LIHTCs (including equity contributions)	—	1	—	1	1	27	30
Preferred stock	$56	$—	$—	$—	$—	$16	$72
Total	$3,300	$3,941	$4,713	$3,015	$2,028	$6,294	$23,291

In the normal course of business the Company enters into commitments related to property lease arrangements, certain indemnities, investments and other business obligations. As of December 31, 2024 and 2023, the Company had no outstanding obligations attributable to these commitments.

f.	Guarantees

In the normal course of business the Company enters into guarantees related to employee and retirement benefits, the maintenance of subsidiary regulatory capital, surplus levels and liquidity sufficient to meet certain obligations, and other property lease arrangements. If the Company were to recognize a liability, the financial statement impact would be to recognize either an expense or an investment in a subsidiary, controlled, or affiliated entity. The Company has no expectations for recoveries from third parties should these guarantees be triggered. As of December 31, 2024 and 2023, the Company had no outstanding obligations to any obligor attributable to these guarantees.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following details contingent guarantees that are made on behalf of the Company’s subsidiaries and affiliates as of December 31, 2024.

Type of guarantee	Nature of guarantee (including term) and events and circumstances that would require the guarantor to perform under guarantee	Carrying amount of liability	Maximum potential amount of future payments (undiscounted) required under the guarantee
Employee and Retirement Benefits	The Company guarantees the payment of certain employee and retirement benefits for its wholly-owned subsidiary Barings, if the subsidiary is unable to pay.	—	The liabilities for these plans of $599 million have been recorded on the subsidiaries' books and represent the Company's maximum obligation.
Capital and Surplus Support of Subsidiaries	Certain guarantees of the Company provide for the maintenance of a subsidiary's regulatory capital, surplus levels and liquidity sufficient to meet certain obligations. These unlimited guarantees are made on behalf of certain wholly-owned subsidiaries. (C.M. Life and MML Bay State).	—	These guarantees are not limited and cannot be estimated.
Other Property Lease Arrangements	The Company guarantees the payment of various lease obligations on behalf of its subsidiaries and affiliates.	—	The future maximum potential obligations are immaterial to the Company.
Real Estate Development Guarantee	The construction lender for an office building in London, UK required a cost overrun guarantee equivalent to 8% of the total budgeted cost (£6 million). The Company will only be responsible for its pro rata share of any cost overruns with a maximum additional commitment of approximately £2 million. This will remain in place until June 2025.	—	£8 million
Deferred Equity Guaranty	The lender for the Kimpton Tryon Park hotel has required a “Deferred Equity Guaranty” in the anticipated amount of $3 million. The Guaranteed Equity Amount is equal to the sum of the remaining costs and expenses necessary to complete a planned renovation project at the hotel, less any amounts over $0.5 million deposited in the FF&E Reserve. The Guaranty will remain in place until the renovation project at the hotel is completed, which is anticipated to occur in April 2025.	—	$3 million
Secure Capital for Variable Annuity Separate Accounts	The Company guarantees the capital contributions required to be made by a variable annuity separate account contract holder in the event the contract holder fails to payoff a subscription line utilized to deploy capital for the separate account.	—	$156 million with the right to increase the line to $345 million.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

17.	Related party transactions

MassMutual has management and service contracts and cost-sharing arrangements with various subsidiaries and affiliates where MassMutual, for a fee, will furnish a subsidiary or affiliate, as required, operating facilities, human resources, computer software development and managerial services.

MassMutual has agreements with its subsidiaries and affiliates, including MML Investment Advisers LLC, The MassMutual Private Wealth & Trust, FSB, and Baring International Investment Limited, where MassMutual receives revenue for certain recordkeeping and other services that MassMutual provides to customers who select, as investment options, mutual funds managed by these affiliates.

MassMutual has agreements with its subsidiaries, Barings, MML Investment Advisers LLC and MassMutual Intellectual Property LLC, which provide investment advisory services and licensing agreements to MassMutual.

The following table summarizes the transactions between the Company and the related parties:

	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Fee income:
Management and service contracts and cost-sharing arrangements	$471	$425	$366
Investment advisory income	16	16	18
Recordkeeping and other services	12	11	16
Fee expense:
Investment advisory services	277	221	236
Royalty and licensing fees	83	84	71

The Company reported amounts due from subsidiaries and affiliates of $114 million and $132 million as of December 31, 2024 and 2023, respectively. The Company reported amounts due to subsidiaries and affiliates of $108 million and $39 million as of December 31, 2024 and 2023, respectively. Terms generally require settlement of these amounts within 30 to 90 days.

The Company held debt issued by MMHLLC that amounted to $2,144 million as of December 31, 2024 and $2,144 million as of December 31, 2023. The Company recorded interest income on MMHLLC debt of $168 million in 2024 and $125 million in 2023.

As of December 31, 2024, MMIH provided financing of $7,500 million for MassMutual Asset Finance (MMAF) that can be used to finance ongoing asset purchases. During 2024, MMAF borrowed $2,790 million and repaid $1,806 million under the credit facility. During 2023, MMAF borrowed $2,271 million and repaid $2,203 million under the credit facility. Outstanding borrowings under the facility were $6,035 million as of December 31, 2024 and $4,824 million as of December 31, 2023. Interest for these borrowings was $207 million for the year ended December 31, 2024 and $131 million for the year ended December 31, 2023. The floating rate borrowings bear interest at a spread over the 30-day SOFR. The fixed rate borrowings bear an interest at a spread over average life Treasuries.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Together, MassMutual and C.M. Life, provide a credit facility to Jefferies Finance, LLC (Jefferies) whereby Jefferies borrows cash through short-term approved financings to fund the purchase of loans for securitization. During 2024, there were no borrowings or repayments recorded. During 2023, Jefferies borrowed $79 million and repaid $79 million under the credit facility. As of December 31, 2024, there were no outstanding borrowings under this facility. All outstanding interest due under the facility, as of December 31, 2024, had been paid. The interest of this facility is calculated based on a full pass through of interest accrued on the underlying loans purchased.

Capital Contributions from MassMutual

•	$70 million and $92 million to ITPS Holdings LLC in 2024 and 2023, respectively
•	$135 million to DPI Acres Capital LLC in 2024
•	$300 million to DPI Ares Mortgage Lending LLC in 2024
•	$64 million and $96 million to MassMutual Mortgage Lending LLC in 2024 and 2023, respectively
•	$27 million to MMV Europe APAC LP in 2024
•	$98 million to MM Ascend in 2024
•	$15 million to MMV SEA III in 2024
•	$14 million to MassMutual International LLC in 2023
•	$50 million to MassMutual Investment Holding LLC in 2023
•	$18 million to MML CM LLC in 2023

Non-Cash Capital Contributions from MassMutual

•	Investments valued at $1.2 billion to MM Vine Street LLC
•	Investments valued at $404 million to Stillings Street LLC

Return of Capital to MassMutual

•	MMIH paid $50 million in 2024
•	MM/Barings Multifamily paid $20 million in 2024
•	Glidepath Holdings paid $100 million in 2024
•	MM Mortgage Lending paid $10 million in 2024
•	Berkshire Way paid $141 million in 2023
•	EM Opportunities LLC paid $185 million in 2023

Dividends paid to MassMutual

•	MMLIA paid $33 million in 2024
•	MM/Barings Multifamily paid $22 million in 2024
•	MM Mortgage Lending paid $39 million in 2024
•	Insurance Road LLC paid $199 million and $181 million in 2024 and 2023, respectively
•	Berkshire Way paid $139 million in 2023
•	Glidepath Holdings Inc paid $200 million in 2023
•	DPI Acres Capital LLC paid $155 million in 2023

The Company has reinsurance agreements with its subsidiary, C.M. Life, and its indirect subsidiary, MML Bay State, including stop-loss, Modco and yearly renewable term agreements on life insurance and annuity products. The Company also has coinsurance agreements with C.M. Life where the Company assumes substantially all of the premium on certain universal life policies.

As of December 31, 2024, the net reinsurance amounts due to C.M. Life and MML Bay State were $19 million and as of December 31, 2023, the net reinsurance amounts due to C.M. Life and MML Bay State were $29 million. These outstanding balances are due and payable with terms ranging from monthly to annually, depending on the agreement in effect.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following table summarizes the reinsurance transactions for these reinsurance agreements:

	Years Ended
	Years Ended December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$44	$43	$44
Modco adjustments, included in fees and other income	28	24	12
Expense allowance on reinsurance assumed, included in commissions	(12)	(13)	(13)
Policyholders' benefits	(110)	(108)	(88)
Experience refunds (paid) received	(2)	1	(1)
Accrual for stop-loss agreement	—	—	(18)

The Company currently has one longevity swap agreement with Rothesay Life Plc on certain inforce annuity products. Under this agreement, the Company is the reinsurer and Rothesay Life Plc is the cedent.

The following summarizes the related party transactions between the Company and Rothesay Life Plc:

	December 31,
	2024	2023	2022
	(In Millions)
Premium assumed	$(351)	$(248)	$(203)
Policyholders' benefits	334	235	192

18.	Subsidiaries and affiliated companies

A summary of ownership and relationship of the Company and its subsidiaries and affiliated companies as of December 31, 2024 is illustrated below. Subsidiaries are wholly owned, except as noted.

Subsidiaries and affiliates of MassMutual
C.M. Life Insurance Company
CML Global Capabilities LLC
MM Global Capabilities I LLC
MM Global Capabilities II LLC
MM Global Capabilities III LLC
MM/Barings Multifamily TEBS 2020 LLC
Berkshire Way LLC
MML Special Situations Investor LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
Timberland Forest Holding LLC
MSP-SC, LLC
Insurance Road LLC
ITPS Holding LLC
EM Opportunities LLC
MassMutual MCAM Insurance Company, Inc.
MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV GP, LLC
MassMutual Ventures Europe/APAC I GP, LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Counterpointe Sustainable Advisors LLC
Jefferies Finance LLC (50% owned by MMLIC)
Glidepath Holdings Inc.
MassMutual Mortgage Lending LLC
MM Copper Hill Road LLC
MMV CTF I GP LLC
MM Direct Private Investments Holding LLC
DPI-ACRES Capital LLC
DPI-ARES Mortgage Lending LLC
MM Investment Holding
MML CM LLC
MML Distributors LLC
MML Distributors LLC
MML Investment Advisers, LLC
MML Strategic Distributors, LLC
MassMutual Private Wealth & Trust, FSB
MML Private Placement Investment Company I, LLC
MML Private Equity Fund Investor LLC
MML Private Equity Fund Investor LLC
MM Private Equity Intercontinental LLC
Pioneers Gate LLC
MassMutual Holding LLC
Amherst Long Term Holdings, LLC
Enroll Confidently, Inc.
MassMutual International LLC
MassMutual External Benefits Group LLC
MM Vine Street LLC
Stillings Street LLC
5301 Wisconsin Avenue Associates, LLC
5301 Wisconsin Avenue GP, LLC

Subsidiaries of C.M. Life Insurance Company
MML Bay State Life Insurance Company
CML Special Situations Investor LLC
CM Life Mortgage Lending LLC
CML Mezzanine Investor III, LLC

Subsidiaries of MML Bay State Life Insurance Company
(No subsidiaries)

MM Global Capabilities I LLC
MassMutual Global Business Services India LLP
MM Global Capabilities (Netherlands) B.V.

Timberland Forest Holding LLC
Lyme Adirondack Forest Company, LLC

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Subsidiaries of Insurance Road LLC
MassMutual Trad Private Equity LLC
MassMutual Intellectual Property LLC
Trad Investments I LLC

Subsidiaries of ITPS Holding LLC
HITPS LLC

Subsidiaries of MassMutual Ventures US IV GP, LLC
MassMutual Ventures US IV, L.P.

Subsidiaries of MassMutual Ventures Europe/APAC I GP, LLC
MassMutual Ventures Europe/APAC I GP, L.P.

Subsidiaries of Counterpointe Sustainable Advisors LLC
CSA Intermediate Holdco LLC
CSA Incentive Holdco LLC

Subsidiaries of Jefferies Finance LLC
JFIN GP Adviser LLC
Jefferies MM Lending LLC
Green SPE LLC
Jefferies Credit Partners LLC
Jefferies Private Credit BDC Inc.
JCP Funding 2024 LLC
Jefferies Senior Lending LLC
JFIN Revolver Holdings LLC
JFIN Revolver Holdings II LLC
JFIN Co-Issuer Corporation
JFIN Europe GP, S.a.r.l.
Jefferies Finance Business Credit LLC
JFIN Funding 2021 LLC
JSPCS MM LLC
JFIN LC Fund LLC
JFIN Revolver CLO 2017 Ltd.
JFIN Revolver CLO 2017-III Ltd.
JFIN Revolver CLO 2018 Ltd.
JFIN Revolver CLO 2019 Ltd.
JFIN Revolver CLO 2019-II Ltd.
JFIN Revolver CLO 2020 Ltd.
JFIN Revolver CLO 2021-II Ltd.
JFIN Revolver CLO 2021-V Ltd.
JFIN Revolver CLO 2022-II Ltd.
JFIN Revolver CLO 2022-III Ltd.
JFIN Revolver CLO 2022-IV Ltd.
JFIN Revolver CLO 2024-I Ltd.

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

JFIN Revolver CLO 2022-IV LLC
JFIN Revolver Fund, L.P.
JFIN Revolver Funding 2021 Ltd.
JFIN Revolver Funding 2021 III Ltd.
JFIN Revolver Funding 2021 IV Ltd.
JFIN Revolver Funding 2022-I Ltd.
JFIN Revolver SPE1 2022 LLC
JFIN Revolver SPE3 2022 LLC
JFIN Revolver SPE4 2022 LLC
JFIN Revolver SPE4 2022 Ltd.
JCP Private Loan Management GP LLC
JF CEI Holdings 1 LLC
Apex Credit Holdings LLC
Tomorrow Parent, LLC
Custom Ecology Holdco, LLC

Subsidiaries of Glidepath Holdings Inc.
MassMutual Ascend Life Insurance Company

Subsidiaries of MMV CTF I GP LLC
MassMutual Ventures Climate Technology Fund I LP

Subsidiaries of MM Direct Private Investments Holding LLC
MM Direct Private Investments UK Limited

Subsidiaries of MM Investment Holding
MMIH Bond Holdings LLC
MassMutual Asset Finance LLC
MassMutual Asset Finance LLC
MML Management Corporation

Subsidiaries of MML CM LLC
Blueprint Income LLC
Flourish Holding Company LLC

Subsidiaries of MassMutual Holding LLC
Fern Street LLC
Low Carbon Energy Holding
Sleeper Street LLC
Haven Life Insurance Agency, LLC
GASL Holdings LLC
Barings Asset-Based Income Fund (US) LP
Barings Perpetual European Direct Lending Fund
Barings Emerging Generation Fund II
Babson Capital Global Special Situation Credit Fund 2

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

Barings Global Real Assets Fund LP
Barings Global Special Situations Credit Fund 3
MassMutual Assignment Company
MassMutual Capital Partners LLC
Marco Hotel LLC
HB Naples Golf Owner LLC
RB Apartments LLC
Intermodal Holding II LLC
MassMutual Ventures Holding LLC
MM Catalyst Fund LLC
MM Catalyst Fund II LLC
MM Rothesay Holdco US LLC
MML Investors Services, LLC
LifeScore Labs, LLC
MM Asset Management Holding LLC

Subsidiaries of MassMutual International LLC
MassMutual Solutions LLC
Yunfeng Financial Group Limited (24.9% owned by MassMutual International LLC)

Information regarding filings of Subsidiaries and Controlled Affiliates

The following presents certain information regarding the Company’s valuation filings for controlled affiliates of the Company:

		As of December 31, 2024
	CUSIP	Gross Value	Non-admitted	Admitted	Latest Filing	2023 Approved Valuation	Filing Code	Valuation Method Disallowed?
	($ in Millions)

MassMutual Holding LLC	57543#-11-8	$17,248	$—	$17,248	9/19/2024	$17,592	Sub-2	No
The MassMutual Trust Co, FSB	57631@-10-5	27	—	27	6/26/2024	25	Sub-2	No
MM Investment Holding	G5695@10-8	758	—	758	6/26/2024	687	Sub-2	No
MM Investment Holding	G5695@11-6	1,239	—	1,239	6/26/2024	1,162	Sub-2	No
Glidepath Holdings Inc	37930@-10-5	4,716	—	4,716	11/11/2022	3,643	Sub-2	No
Aggregate Total		$23,988	$—	$23,988		$23,109

19.	Subsequent events

Management of the Company has evaluated subsequent events through March 03, 2025, the date the financial statements were available to be issued to state regulators and subsequently on the Company’s website. No events have occurred subsequent to the date of the financial statements, except for:

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

On January 14, 2025, MassMutual issued a $600 million funding agreement with a 4.95% fixed rate and a 5-year maturity.

On February 13, 2025, Barings LLC entered into a definitive agreement to acquire Artemis Real Estate Partners, a US-based real estate debt and equity investment manager with gross assets under management of approximately $11 billion. The total purchase price includes an upfront payment of approximately $392 million and a final payment to be made in 2030 of approximately $208 million. The transaction is subject to customary closing conditions, including regulatory approvals and client consents, and is expected to close on or before March 31, 2025. The acquisition is expected to bolster Barings LLC’s position as a key player in the real estate asset management sector. Management is currently evaluating the impact of this acquisition on its statutory financial statements.

20.	Impairment listing for loan-backed and structured securities

The following are the total cumulative adjustments and impairments for loan-backed and structured securities since July 1, 2009:

Period Ended	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
December 31, 2024	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080
September 30, 2024	9,854,964	—	9,854,964	8,633,308	(1,221,656)	8,633,308	8,589,373
June 30, 2024	54,957,279	—	54,957,279	49,033,522	(5,923,757)	49,033,522	36,231,196
March 31, 2024	36,924,401	—	36,924,401	33,979,195	(2,945,206)	33,979,195	33,244,880
December 31, 2023	53,672,524	—	53,672,524	51,118,891	(2,553,633)	51,118,891	42,903,097
September 30, 2023	24,928,010	—	24,928,010	24,065,666	(862,344)	24,065,666	21,743,474
June 30, 2023	16,432,523	—	16,432,523	15,955,963	(476,560)	15,955,963	15,431,923
March 31, 2023	56,797,193	—	56,797,193	45,999,577	(10,797,616)	45,999,577	39,477,567
December 31, 2022	47,152,655	—	47,152,655	42,630,344	(4,522,311)	42,630,344	35,962,545
September 30, 2022	23,315,048	—	23,315,048	22,016,070	(1,298,978)	22,016,070	19,284,696
June 30, 2022	17,306,639	—	17,306,639	15,826,391	(1,480,248)	15,826,391	13,534,918
March 31, 2022	30,135,997	—	30,135,997	23,857,778	(6,278,219)	23,857,778	23,674,371
December 31, 2021	6,658,614	—	6,658,614	6,490,508	(168,106)	6,490,508	6,369,198
September 30, 2021	4,061,382	—	4,061,382	3,955,723	(105,659)	3,955,723	3,595,213
June 30, 2021	11,352,643	—	11,352,643	10,386,581	(966,062)	10,386,581	11,323,900
March 31, 2021	11,247,256	—	11,247,256	5,074,493	(6,172,763)	5,074,493	5,237,174
December 31, 2020	16,071,907	—	16,071,907	14,674,300	(1,397,607)	14,674,300	15,473,517
September 30, 2020	21,375,383	—	21,375,383	19,160,250	(2,215,133)	19,160,250	18,862,027
June 30, 2020	10,180,123	—	10,180,123	8,992,610	(1,187,513)	8,992,610	9,249,851
March 31, 2020	24,799,788	—	24,799,788	20,197,344	(4,602,444)	20,197,344	24,683,947
December 31, 2019	3,992,400	—	3,992,400	3,539,281	(453,119)	3,539,281	3,439,138
September 30, 2019	16,909,029	—	16,909,029	15,191,932	(1,717,097)	15,191,932	14,639,756
June 30, 2019	6,980,030	—	6,980,030	6,187,029	(793,001)	6,187,029	7,133,620
March 31, 2019	7,791,000	—	7,791,000	7,634,637	(156,363)	7,634,637	7,683,021
December 31, 2018	4,550,173	—	4,550,173	3,815,559	(734,614)	3,815,559	4,014,514
September 30, 2018	4,320,826	—	4,320,826	3,663,181	(657,645)	3,663,181	3,687,297
June 30, 2018	634,235	—	634,235	279,221	(355,014)	279,221	386,752
March 31, 2018	645,690	—	645,690	488,181	(157,509)	488,181	448,494
December 31, 2017	3,949,513	—	3,949,513	1,958,759	(1,990,754)	1,958,759	2,023,952
September 30, 2017	4,436,542	—	4,436,542	876,942	(3,559,600)	876,942	4,647,683
June 30, 2017	40,538,551	—	40,538,551	39,808,956	(729,595)	39,808,956	60,990,732
March 31, 2017	41,788,380	—	41,788,380	41,391,889	(396,491)	41,391,889	56,156,936
December 31, 2016	42,175,938	—	42,175,938	42,045,721	(130,217)	42,045,721	54,619,477
September 30, 2016	44,266,478	—	44,266,478	41,890,535	(2,375,943)	41,890,535	61,300,066
June 30, 2016	49,097,217	—	49,097,217	48,202,703	(894,514)	48,202,703	63,207,410
March 31, 2016	57,985,071	—	57,985,071	55,783,979	(2,201,092)	55,783,979	70,578,397
December 31, 2015	4,881,394	—	4,881,394	4,783,194	(98,200)	4,783,194	4,728,736
September 30, 2015	50,531,382	—	50,531,382	45,665,859	(4,865,523)	45,665,859	58,523,652
June 30, 2015	66,924,927	—	66,924,927	65,240,585	(1,684,342)	65,240,585	72,953,475
March 31, 2015	17,856,447	—	17,856,447	17,681,510	(174,937)	17,681,510	17,553,999
December 31, 2014	69,225,743	—	69,225,743	68,301,291	(924,452)	68,301,291	79,410,553
September 30, 2014	645,721	—	645,721	604,437	(41,284)	604,437	627,381
June 30, 2014	57,012,606	—	57,012,606	55,422,168	(1,590,438)	55,422,168	75,253,388
March 31, 2014	91,702,041	—	91,702,041	80,744,074	(10,957,967)	80,744,074	97,672,071

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

December 31, 2013	113,707,951	—	113,707,951	108,815,640	(4,892,311)	108,815,640	111,783,052
September 30, 2013	81,945,730	—	81,945,730	80,589,482	(1,356,248)	80,589,482	77,049,314
June 30, 2013	147,215,936	—	147,215,936	142,140,572	(5,075,364)	142,140,572	130,973,023
March 31, 2013	194,772,025	—	194,772,025	188,372,089	(6,399,936)	188,372,089	176,678,910
December 31, 2012	378,096,660	—	378,096,660	366,323,110	(11,773,550)	366,323,110	333,086,073
September 30, 2012	816,573,456	—	816,573,456	788,350,823	(28,222,633)	788,350,823	697,683,289
June 30, 2012	912,025,937	—	912,025,937	890,494,221	(21,531,716)	890,494,221	708,872,106
March 31, 2012	1,095,018,529	—	1,095,018,529	1,058,132,041	(36,886,488)	1,058,132,041	841,095,013
December 31, 2011	1,090,904,993	—	1,090,904,993	1,056,761,288	(34,143,705)	1,056,761,288	754,310,838
September 30, 2011	762,320,632	—	762,320,632	738,510,048	(23,810,584)	738,510,048	546,494,232
June 30, 2011	1,130,732,656	—	1,130,732,656	1,078,535,670	(52,196,986)	1,078,535,670	839,143,290
March 31, 2011	1,097,705,351	—	1,097,705,351	1,068,852,204	(28,853,147)	1,068,852,204	816,688,348
December 31, 2010	968,742,508	—	968,742,508	950,111,417	(18,631,091)	950,111,417	708,895,637
September 30, 2010	915,728,030	—	915,728,030	889,896,058	(25,831,972)	889,896,058	673,462,493
June 30, 2010	1,362,887,892	—	1,362,887,892	1,335,628,212	(27,259,680)	1,335,628,212	975,241,506
March 31, 2010	1,471,905,696	—	1,471,905,696	1,391,337,543	(80,568,153)	1,391,337,543	1,015,645,802
December 31, 2009	1,349,124,214	—	1,349,124,214	1,290,817,168	(58,307,046)	1,290,817,168	852,088,739
September 30, 2009	2,953,442,689	(106,853,708)	2,846,588,981	2,700,948,264	(145,640,717)	2,700,948,264	1,692,409,640
Totals		$(106,853,708)			$(711,086,551)

The following is the impairment listing for loan-backed and structured securities for the three months ended December 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
62878HAA9	$16,430,622	$—	$16,430,622	$10,631,579	$(5,799,043)	$10,631,579	$10,631,579
61757MAB4	2,209,786	—	2,209,786	1,691,934	(517,852)	1,691,934	1,464,726
07384YPP5	204,939	—	204,939	12,170	(192,769)	12,170	12,962
124860CB1	8,675	—	8,675	3,325	(5,350)	3,325	2,451
22541N5E5	112,716	—	112,716	92,571	(20,145)	92,571	82,219
22541NUB3	72,527	—	72,527	26,613	(45,914)	26,613	52,715
22943HAD8	2,537,360	—	2,537,360	2,311,617	(225,743)	2,311,617	1,570,185
86360UAF3	878,760	—	878,760	803,253	(75,507)	803,253	678,097
92990GAE3	38,220	—	38,220	30,845	(7,375)	30,845	30,146
Totals	$22,493,605	$—	$22,493,605	$15,603,907	$(6,889,698)	$15,603,907	$14,525,080

The following is the impairment listing for loan-backed and structured securities for the three months ended September 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$283,581	$—	$283,581	$107,645	$(175,936)	$107,645	$124,189
040104RV5	1,316,794	—	1,316,794	1,183,932	(132,862)	1,183,932	1,356,076
040104TF8	38,801	—	38,801	34,441	(4,360)	34,441	32,572
040104TG6	427,234	—	427,234	339,199	(88,035)	339,199	421,680
04012XAC9	122,612	—	122,612	118,150	(4,462)	118,150	113,225
05535DCF9	1,602,815	—	1,602,815	1,326,621	(276,194)	1,326,621	1,789,110
17311YAC7	1,083,765	—	1,083,765	1,024,522	(59,243)	1,024,522	1,075,634
30247DAD3	485,685	—	485,685	469,281	(16,404)	469,281	463,552
61750FAE0	350,661	—	350,661	324,286	(26,375)	324,286	337,048
86359DXD4	137,432	—	137,432	130,525	(6,907)	130,525	143,263
86363HAB8	31,160	—	31,160	30,449	(711)	30,449	26,908
22540VG71	30,645	—	30,645	29,526	(1,119)	29,526	31,168
22541NUB3	113,852	—	113,852	80,381	(33,471)	80,381	68,940
22943HAD8	2,950,342	—	2,950,342	2,566,001	(384,341)	2,566,001	1,826,541
32053LAA0	16,437	—	16,437	15,758	(679)	15,758	15,626
45660LW96	648,429	—	648,429	648,386	(43)	648,386	562,907
761118RJ9	65,906	—	65,906	59,640	(6,266)	59,640	57,523
85554NAG5	47,438	—	47,438	44,025	(3,413)	44,025	41,374
466247UG6	101,373	—	101,373	100,540	(833)	100,540	102,039
Totals	$9,854,962	$—	$9,854,962	$8,633,308	$(1,221,654)	$8,633,308	$8,589,375

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

The following is the impairment listing for loan-backed and structured securities for the three months ended June 30, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
00256DAB8	$2,293,480	$—	$2,293,480	$1,123,558	$(1,169,922)	$1,123,558	$1,133,931
62878HAA9	22,229,665	—	22,229,665	19,330,143	(2,899,522)	19,330,143	10,631,579
46639YAX5	4,840,606	—	4,840,606	4,356,606	(484,000)	4,356,606	2,182,538
040104RV5	1,374,485	—	1,374,485	1,317,092	(57,393)	1,317,092	1,289,098
040104TF8	40,063	—	40,063	38,577	(1,486)	38,577	31,948
04012XAC9	125,717	—	125,717	121,053	(4,664)	121,053	109,385
12479DAC2	1,568,478	—	1,568,478	1,507,516	(60,962)	1,507,516	1,260,108
1248MGAJ3	39,339	—	39,339	36,493	(2,846)	36,493	31,938
17311YAC7	1,130,510	—	1,130,510	1,068,361	(62,149)	1,068,361	1,058,184
24763LFY1	79,137	—	79,137	56,898	(22,239)	56,898	80,148
30247DAD3	503,737	—	503,737	488,694	(15,043)	488,694	456,193
40431KAE0	1,951,281	—	1,951,281	1,905,908	(45,373)	1,905,908	1,943,159
46629NAC7	31,407	—	31,407	30,431	(976)	30,431	25,499
46630KAA4	143,450	—	143,450	141,586	(1,864)	141,586	140,735
617463AA2	7,597	—	7,597	7,322	(275)	7,322	6,323
61750FAE0	369,653	—	369,653	350,312	(19,341)	350,312	329,593
61750MAB1	2,958	—	2,958	2,835	(123)	2,835	2,781
61755AAB2	2,454	—	2,454	2,359	(95)	2,359	2,428
86359DXD4	142,667	—	142,667	137,350	(5,317)	137,350	145,141
86363HAB8	32,111	—	32,111	31,169	(942)	31,169	26,424
92926SAB2	392	—	392	351	(41)	351	364
93934XAB9	115,953	—	115,953	101,026	(14,927)	101,026	112,047
05535DAN4	445,322	—	445,322	440,021	(5,301)	440,021	485,938
18974BAA7	118,366	—	118,366	118,173	(193)	118,173	118,788
22540VG71	32,306	—	32,306	32,221	(85)	32,221	32,311
22541NUB3	121,803	—	121,803	119,790	(2,013)	119,790	55,976
22943HAD8	3,037,380	—	3,037,380	2,969,818	(67,562)	2,969,818	1,824,526
251510FB4	991,980	—	991,980	977,715	(14,265)	977,715	949,619
251513AQ0	38,093	—	38,093	37,966	(127)	37,966	35,832
32053LAA0	16,926	—	16,926	16,894	(32)	16,894	15,685
45254TRX4	52,515	—	52,515	52,231	(284)	52,231	50,916
45660LW96	660,160	—	660,160	653,133	(7,027)	653,133	545,339
45660LYW3	681,953	—	681,953	671,659	(10,294)	671,659	610,731
75115DAH8	3,134	—	3,134	2,919	(215)	2,919	2,655
761118FM5	1,360,921	—	1,360,921	1,317,414	(43,507)	1,317,414	1,331,404
761118RJ9	68,124	—	68,124	66,151	(1,973)	66,151	57,214
86358HHX0	135,467	—	135,467	88,953	(46,514)	88,953	71,879
86359BLQ2	646,438	—	646,438	619,933	(26,505)	619,933	466,829
92925VAM2	129,124	—	129,124	81,086	(48,038)	81,086	122,377
45660N5H4	1,036,870	—	1,036,870	974,290	(62,580)	974,290	1,002,198
61915RBB1	1,435,288	—	1,435,288	1,426,877	(8,411)	1,426,877	1,296,802
92922FWU8	335,190	—	335,190	333,499	(1,691)	333,499	328,225
17309FAE8	60,256	—	60,256	53,623	(6,633)	53,623	69,177
32051DCJ9	24,293	—	24,293	24,274	(19)	24,274	23,660
362334CN2	7,052	—	7,052	7,052	—	7,052	6,748
362341VU0	1,258,267	—	1,258,267	1,249,922	(8,345)	1,249,922	1,118,645
36298XAB8	4,703,619	—	4,703,619	4,033,800	(669,819)	4,033,800	4,079,741
466247UG6	103,056	—	103,056	101,640	(1,416)	101,640	101,176
59024WAB3	106,858		106,858	90,598	(16,260)	90,598	112,505
86359DME4	321,381	—	321,381	316,230	(5,151)	316,230	314,754
Totals	$54,957,282	$—	$54,957,282	$49,033,522	$(5,923,760)	$49,033,522	$36,231,194

The following is the impairment listing for loan-backed and structured securities for the three months ended March 31, 2024:

CUSIP	Amortized Cost before Cumulative Adjustment	Cumulative Adjustment	Amortized Cost before OTTI	Projected Cash Flow	Recognized OTTI	Amortized Cost after OTTI	Fair Value
12624SAE9	$2,480,393	$—	$2,480,393	$56,686	$(2,423,707)	$56,686	$241,500
040104RV5	1,372,644	—	1,372,644	1,353,068	(19,576)	1,353,068	1,287,522

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, continued

040104TF8	40,362	—	40,362	39,469	(893)	39,469	32,106
040104TG6	408,732	—	408,732	408,732	—	408,732	415,551
04012XAC9	124,521	—	124,521	124,515	(6)	124,515	106,576
12479DAC2	1,571,594	—	1,571,594	1,571,482	(112)	1,571,482	1,282,896
1248MGAJ3	39,783	—	39,783	39,439	(344)	39,439	33,515
17311YAC7	1,170,871	—	1,170,871	1,116,200	(54,671)	1,116,200	1,101,339
30247DAD3	510,622	—	510,622	505,931	(4,691)	505,931	473,455
35729RAE6	3,439,174	—	3,439,174	3,413,826	(25,348)	3,413,826	3,125,685
46629NAC7	31,443	—	31,443	31,252	(191)	31,252	25,667
46630KAA4	144,821	—	144,821	144,182	(639)	144,182	141,222
617463AA2	8,108	—	8,108	7,554	(554)	7,554	6,470
61749BAB9	58,393	—	58,393	58,386	(7)	58,386	62,224
61750FAE0	377,655	—	377,655	367,352	(10,303)	367,352	338,847
61750MAB1	3,228	—	3,228	2,932	(296)	2,932	2,831
617526AE8	161,089	—	161,089	160,981	(108)	160,981	184,441
61757MAB4	2,216,577	—	2,216,577	2,159,573	(57,004)	2,159,573	1,598,436
86359DXD4	149,656	—	149,656	142,761	(6,895)	142,761	149,311
93934XAB9	117,534	—	117,534	116,301	(1,233)	116,301	115,601
05535DAN4	508,829	—	508,829	467,091	(41,738)	467,091	482,546
07387AFX8	46,064	—	46,064	46,059	(5)	46,059	48,686
12667GKG7	41,516	—	41,516	40,855	(661)	40,855	41,704
12669E6K7	203,472	—	203,472	170,046	(33,426)	170,046	211,716
17025RAA3	216,726	—	216,726	186,092	(30,634)	186,092	236,121
18974BAA7	125,342	—	125,342	120,261	(5,081)	120,261	120,791
18974BAN9	63,192	—	63,192	59,615	(3,577)	59,615	63,277
22540VG71	33,573	—	33,573	33,122	(451)	33,122	33,174
22943HAD8	3,148,442	—	3,148,442	3,060,640	(87,802)	3,060,640	1,848,458
23321P6A1	1,123,431	—	1,123,431	1,114,640	(8,791)	1,114,640	1,207,067
251513AQ0	38,189	—	38,189	38,155	(34)	38,155	36,248
32053LAA0	17,947	—	17,947	17,219	(728)	17,219	15,858
45254TRX4	54,912	—	54,912	53,392	(1,520)	53,392	52,178
466247XE8	516,447	—	516,447	508,389	(8,058)	508,389	461,123
589929X29	311,818	—	311,818	309,770	(2,048)	309,770	315,074
61915RBZ8	160,029	—	160,029	160,028	(1)	160,028	139,745
65535VRK6	438,977	—	438,977	425,951	(13,026)	425,951	439,052
761118RJ9	72,483	—	72,483	70,209	(2,274)	70,209	59,726
86358HHX0	148,713	—	148,713	94,224	(54,489)	94,224	73,108
92978EAA2	73,009	—	73,009	73,005	(4)	73,005	69,366
23332UCM4	18,388	—	18,388	18,314	(74)	18,314	17,838
86360UAF3	894,861	—	894,861	894,830	(31)	894,830	697,974
92922FWU8	342,798	—	342,798	338,495	(4,303)	338,495	331,458
05949CCB0	27,131	—	27,131	27,127	(4)	27,127	28,180
12669GTE1	4,186	—	4,186	3,956	(230)	3,956	3,825
32051DCJ9	26,983	—	26,983	26,968	(15)	26,968	26,248
362341VU0	1,271,263	—	1,271,263	1,269,383	(1,880)	1,269,383	1,176,122
576433NH5	286,355	—	286,355	253,071	(33,284)	253,071	199,571
57645LAA2	9,040,600		9,040,600	9,037,867	(2,733)	9,037,867	10,546,925
86359DMC8	3,241,522	—	3,241,522	3,239,802	(1,720)	3,239,802	3,536,527
Totals	$36,924,398	$—	$36,924,398	$33,979,198	$(2,945,200)	$33,979,198	$33,244,881

PART C
OTHER INFORMATION

Item 30.       Exhibits

Exhibit (a)

Board of Directors of Massachusetts Mutual Life Insurance Company authorizing the establishment of the Separate Account I – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021

Exhibit (b)	Not Applicable
Exhibit (c)	i.

Underwriting and Servicing Agreement dated December 16, 2014 by and between MML Investors Services, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

Underwriting and Servicing Agreement (Distribution Servicing Agreement) dated April 1, 2014 between MML Strategic Distributors, LLC and Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

iii.

Template for Insurance Products Distribution Agreement (version 4/2021) (MML Strategic Distributors, LLC, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company)  – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023

Exhibit (d)	i.	Form of Flexible Premium, Variable, Whole Life Insurance Policy – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	ii.	Form of Accelerated Death Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	iii.	Form of Accidental Death Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	iv.	Form of Death Benefit Guarantee Rider – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	v.	Form of Disability Benefit Rider – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	vi.	Form of Insurability Protection Rider – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
	vii.	Form of Right to Exchange Insured Endorsement – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
Exhibit (e)

Form of application for Flexible Premium, Variable, Whole Life Insurance Policy – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022

Exhibit (f)	i.

Copy of Charter documentation as amended through August 10, 2008 of Massachusetts Mutual Life Insurance Company – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

ii.

By-Laws of Massachusetts Mutual Life Insurance Company as adopted April 8, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

Exhibit (g)	Reinsurance Contracts
	i.	American United Life Insurance Company

a.

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

		1.	Amendment dated February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-89798 filed April 26, 2012
2.

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 29, 2004, February 29, 2004, April 10, 2006 and September 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

		3.	Amendments effective May 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013
		4.	Amendment effective March 12, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014
ii.	General & Cologne Life Re
a.

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company effective February 8, 1999, and amendments dated February 8, 1999, February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

1.

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, February 19, 2002, March 1, 2004, September 1, 2006, January 1, 2009, August 1, 2009 and August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

		2.	Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013
		3.	Amendment effective February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement File No. 333-49457 filed April 28, 2014
		4.	Amendment effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014
		5.	Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015
		6.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 28, 2021
		7.	Amendment effective October 1, 2018 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
		8.	Amendment effective August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
iii.	Lincoln National Life Insurance Company
a.

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

1.

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001, March 1, 2004, November 30, 2005, September 1, 2006, October 1, 2007, January 1, 2009, August 1, 2009 and July 31, 2011 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

		2.	Amendments effective February 8, 1999 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-49457 filed April 23, 2013
		3.	Amendments effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014
		4.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 28, 2021
		5.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021

iv.	Munich American Reassurance Company
a.

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

		1.	Amendments dated September 1, 2006, January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
3.

Amendments dated January 1, 1999, September 1, 1999, June 15, 2001 and March 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

		4.	Amendments dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
		5.	Amendments effective February 8, 1999 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013
		6.	Amendments effective May 1, 2012 and May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 29, 2014
		7.	Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015
		8.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 28, 2021
		9.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020
		10.	Amendment effective January 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024
v.	RGA Reinsurance Company
a.

Automatic and Facultative YRT Agreement (MML Bay State Life Insurance Company and Massachusetts Mutual Life Insurance Company) effective February 8, 1999 and amendments dated February 8, 1999, February 8, 1999, February 8, 1999 and October 1, 1999 – Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement File No. 033-82060 filed April 25, 2012

		1.	Amendments dated September 1, 2006, January 1, 2009 – Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement File No. 333-50410 filed April 26, 2011
		2.	Amendments effective August 1, 2009 and March 1, 2010 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement File No. 333-150916 filed April 26, 2011
3.

Amendments dated January 1, 1999, September 1, 1999, August 3, 2000, June 15, 2001, July 1, 2001 and March 1, 2004 – Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement File No. 333-49457 filed April 25, 2012

		4.	Amendments dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-150916 filed April 25, 2012
		5.	Amendments effective January 1, 2012 and July 30, 2012 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-150916 filed April 23, 2013
		6.	Amendment effective February 8, 1999 – Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement File No. 333-150916 filed April 28, 2014
		7.	Amendment effective May 1, 2012 – Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement File No. 033-19605 filed April 29, 2014
		8.	Amendment effective May 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement File No. 033-82060 filed April 28, 2014
		9.	Amendment effective August 1, 2013 – Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement File No. 333-50410 filed April 28, 2014
		10.	Amendments effective August 28, 2014 and August 28, 2014 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 033-82060 filed April 29, 2015
		11.	Amendment effective December 31, 2016 – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-82060 filed April 28, 2021

			12.	Amendments effective October 1, 2018 and August 1, 2019 – Incorporated by reference to Post-Effective Amendment No. 17 to Registration Statement File No. 333-150916 filed April 28, 2020
Exhibit (h)	i.	Participation, Selling, Servicing Agreements:
		a.	AIM Funds (Invesco Funds)
1.

Participation Agreement dated April 30, 2004 with revised Schedule A as of July 6, 2005 (AIM Variable Insurance Funds, A I M Distributors, Inc., and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

				i.	Amendment No. 1 effective as of July 1, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				ii.	Amendment No. 2 effective April 30, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iii.	Amendment No. 3 effective May 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
				iv.	Amendment dated May 3, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
2.

Financial Support Agreement dated October 1, 2016 (Invesco Distributors, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement File No. 333-150916 filed April 26, 2017

				i.	Amendment No. 1 dated May 24, 2019 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
				ii.	Amendment No. 2 effective April 1, 2022 – Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement File No. 333-255824 filed April 25, 2023
3.

Administrative Services Agreement dated October 1, 2016 (Invesco Advisers, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

b.	Fidelity® Funds
1.

Amended and Restated Participation Agreement dated May 22, 2017 (Fidelity® Variable Insurance Products Fund, Fidelity® Variable Insurance Products Fund II, Fidelity® Variable Insurance Products Fund III, Fidelity® Variable Insurance Products Fund IV, Fidelity® Variable Insurance Products Fund V, Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018

		i.	First Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement File No. 333-202684 filed April 24, 2018
		ii.	Amendment dated January 21, 2019 – Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement File No. 333-202684 filed April 25, 2019
		iii.	Amendment dated October 1, 2020 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Amendment dated March 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Amendment dated October 18, 2023 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-255824 filed April 25, 2024
2.

Summary Prospectus Agreement effective May 1, 2011 (Fidelity Distributors Corporation and Massachusetts Mutual Life Insurance Company, C.M. Life Insurance Company, and MML Bay State Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

3.

Service Contract dated January 1, 2004 (MML Investors Services, LLC, MML Strategic Distributors, LLC, and MML Distributors, LLC and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017

		i.	First Amendment dated October 1, 2008 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		ii.	Second Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		iii.	Third Amendment dated November 1, 2018 – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021
iv.

Fourth Amendment dated September 28, 2021 (C.M. Life Insurance Company becomes a party to the Agreement) – Incorporated by reference to Registration Statement File No. 333-206438 filed November 15, 2021

	4.	Service Agreement dated October 1, 1999 – Incorporated by reference to Pre-Effective Amendment No. 2 to Registration Statement File No. 333-215823 filed June 14, 2017
		i.	Amendment dated May 22, 2017 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-206438 filed November 15, 2021
		ii.	Second Amendment dated December 13, 2017 – Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement File No. 333-150916 filed April 24, 2018
		iii.	Third Amendment dated January 1, 2021 – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-202684 filed April 28, 2021
c.	Lincoln Funds
	1.	Fund Participation Agreement as of May 1, 2023 (Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023
		i.	Amendment effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
	2.	Administrative Services Agreement as of May 1, 2023 (Lincoln Investment Advisors Corporation, Massachusetts Mutual Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement No. 333-215823 filed April 25, 2023
		i.	First Amendment to Administrative Services Agreement effective April 29, 2024 – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
	3.	Distribution Services Agreement as of April 29, 2024 (Lincoln Financial Distributors, Inc., MML Investors Services, LLC and MML Strategic Distributors, LLC) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024
d.	MML Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		ix.	Ninth Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
e.	MML II Funds
1.

Participation Agreement dated November 17, 2005 (MML Series Investment Fund II, Massachusetts Mutual Life Insurance Company and MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		i.	First Amendment effective November 17, 2005 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ii.	Second Amendment dated as of August 26, 2008 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iii.	Third Amendment dated as of April 9, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		iv.	Fourth Amendment dated and effective July 23, 2010 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		v.	Fifth Amendment dated August 1, 2011 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vi.	Sixth Amendment dated and effective August 28, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		vii.	Seventh Amendment dated and effective November 12, 2012 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		viii.	Eighth Amendment dated April 1, 2014 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		ix.	Ninth Amendment dated August 11, 2015 – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021
		x.	Tenth Amendment dated February 20, 2020 – Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement File No. 333-202684 filed April 28, 2020
		xi.	Eleventh Amendment dated June 2, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-255824 filed August 24, 2021
f.	T. Rowe Price Funds
1.

Participation Agreement dated as of June 1, 1998 (T. Rowe Price Equity Series, Inc., T. Rowe Price Investment Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023

i.

Amendment effective December 15, 1999 (T. Rowe Price Fixed Income Series, Inc., becomes a party) – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023

			ii.	Amendment effective May 1, 2006 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
			iii.	Amendment effective January 7, 2008 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
			iv.	Amendment effective March 21, 2013 – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
			v.	Amendment effective September 1, 2016 – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017
			vi.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021
vii.

Variable Insurance Funds NSCC Services Supplement dated December 4, 2020 – Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement File No. 333-215823 filed April 28, 2021

			viii.	Amendment dated April 7, 2021 regarding Rules 30e-3 and 498A – Incorporated by reference to Post-Effective Amendment No. 34 to Registration Statement File No. 333-22557 filed April 25, 2023
			ix.	Amendment effective July 11, 2023 – Incorporated by reference to Post-Effective Amendment No. 35 to Registration Statement File No. 333-22557 filed April 25, 2024
2.

Administrative Fee Letter Agreement effective May 1, 2024 (T. Rowe Price Services, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024

3.

Supplement to the Variable Insurance Portfolio Administrative Fee Agreement dated May 1, 2024 (T. Rowe Price Associates, Inc. and Massachusetts Mutual Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement No. 333-259818 filed April 25, 2024

4.

Distribution Services Agreement dated September 1, 2016 among T. Rowe Price Investment Services, Inc., Massachusetts Mutual Life Insurance Company MML Investors Services, LLC and MML Distributors, LLC. – Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement File No. 333-259818 filed December 17, 2021

			i.	Amendment dated December 9, 2021 – Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement File No. 333-49457 filed April 21, 2022
ii.	Shareholder Information Agreements (Rule 22c-2 Agreements)
a.

AIM Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

		1.	Amendment No. 1 dated June 30, 2020 – Incorporated by reference to Pre-Effective Amendment 3 to Registration Statement File No. 333-229670 filed October 2, 2020
b.

Fidelity Distributors Corporation effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

c.

MML Series Investment Fund effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

d.

MML Series Investment Fund II effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company, and C.M. Life Insurance Company) – Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement File No. 333-45039 filed June 25, 2021

e.

T. Rowe Price Services, Inc., T. Rowe Price Investment Services, Inc. effective October 16, 2007 (Massachusetts Mutual Life Insurance Company, MML Bay State Life Insurance Company and C.M. Life Insurance Company) – Incorporated by reference to Initial Registration Statement to Registration Statement File No. 333-259818 filed September 27, 2021

1.

Amendment dated as of March 1, 2017 (T. Rowe Price Fixed Income Series, Inc. and T. Rowe Price Equity Series, Inc. are each made a party to the agreement) – Incorporated by reference to Post-Effective Amendment No. 23 to Registration Statement File No. 333-22557 filed April 26, 2017

`

	2.	Amendment dated November 11, 2020 – Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement File No. 333-49457 filed April 28, 2021
Exhibit (i)	Not Applicable
Exhibit (j)	Not Applicable
Exhibit (k)	Opinion and Consent of Counsel – Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement File No. 033-89798 filed April 28, 2022
Exhibit (l)	Not Applicable
Exhibit (m)	Not Applicable

Exhibit (n)	i.	Auditor Consents:
			•	Company Financial Statements (*)
			•	Separate Account Financial Statements (*)
	ii.	a.	Powers of Attorney for:
			•	Roger W. Crandall
			•	Kathleen A. Corbet
			•	James H. DeGraffenreidt, Jr.
			•	Mary Jane Fortin
			•	Isabella D. Goren
			•	Bernard A. Harris, Jr.
			•	Michelle K. Lee
			•	Jeffrey M. Leiden
			•	Keith McDonagh
			•	Laura J. Sen
			•	William T. Spitz
			•	Amy M. Stepnowski
			•	H. Todd Stitzer
– Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement File No. 333-255824 filed on or about April 25, 2025
iii.

Resolution Regarding the Rules and Regulations of the Board of Directors dated February 13, 2019 – Incorporated by reference to Pre-Effective Amendment No. 3 to Registration Statement File No. 333-229670 filed October 2, 2020

Exhibit (o)	Not Applicable
Exhibit (p)	Not Applicable
Exhibit (q)

SEC Procedures Memorandum dated April 23, 2025, describing Massachusetts Mutual Life Insurance Company issuance, transfer, and redemption procedures for the Policy – Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement File No. 333-229670 filed on or about April 25, 2025

(*)	filed herewith

Item 31.       Directors and Officers of the Depositor

Directors of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, Director, Chairman 1295 State Street Springfield, MA 01111	Bernard A. Harris, Jr., Director 3333 Allen Parkway, #1709 Houston, Texas 77019	William T. Spitz, Director 16 Wynstone Nashville, TN 37215
Kathleen A. Corbet, Director 34 Louises Lane New Canaan, CT 06840	Michelle K. Lee, Director 19952 Moran Lane Saratoga, CA 95070	Amy M. Stepnowski, Director 29 Newgate Drive Glastonbury, CT 06033
James H. DeGraffenreidt, Jr., Director 406 Cedarcroft Road Baltimore, MD 21212	Jeffrey M. Leiden, Director 127 South Beach Road Hobe Sound, FL 33455	H. Todd Stitzer, Lead Director 4409 Spring Island Okatie, SC 29909
Isabella D. Goren, Director 8030 Acoma Lane Dallas, TX 75252	Laura J. Sen, Director 95 Pembroke Street, Unit 1 Boston, MA 02118

Principal Officers of Massachusetts Mutual Life Insurance Company

Roger W. Crandall, President and Chief Executive Officer 1295 State Street Springfield, MA 01111	Eric Partlan, Chief Investment Officer 10 Fan Pier Boulevard Boston, MA 02210
Julieta Sinisgalli, Treasurer 10 Fan Pier Boulevard Boston, MA 02210	John Rugel, Head of Operations 10 Fan Pier Boulevard Boston, MA 02210
Michael J. O’Connor, General Counsel 1295 State Street Springfield, MA 01111	Susan Cicco, Head of Human Resources & Employee Experience 1295 State Street Springfield, MA 01111
Mary Jane Fortin, Chief Financial Officer 10 Fan Pier Boulevard Boston, MA 02210	Sears Merritt, Head of Technology & Experience 10 Fan Pier Boulevard Boston, MA 02210
Dominic Blue, Head of Third-Party Distribution and New Markets 1295 State Street Springfield, MA 01111	Geoffrey Craddock, Chief Risk Officer 10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana, Head of Brand, Product and Affiliated Distribution 1295 State Street Springfield, MA 01111	Tokunbo Akinbajo, Corporate Secretary 1295 State Street Springfield, MA 01111
Keith McDonagh, Corporate Controller 1295 State Street Springfield, MA 01111

Item 32.       Persons Controlled by or Under Common Control with the Depositor or the Registrant

– Incorporated by reference to Item 32 on Form N-6 in Post-Effective Amendment No. 4 to Registration Statement File No. 333-259818 filed on or about April 25, 2025

Item 33.       Indemnification

MassMutual directors and officers are indemnified under Article V. of the by-laws of Massachusetts Mutual Life Insurance Company, as set forth below.

ARTICLE V. of the By-laws of MassMutual provides for indemnification of directors and officers as follows:

“ARTICLE V.

INDEMNIFICATION

Subject to limitations of law, the Company shall indemnify:

(a)	each director, officer or employee;

(b)	any individual who serves at the request of the Company as a director, board member, committee member, partner, trustee, officer or employee of any foreign or domestic organization or any separate investment account; or

(c)	any individual who serves in any capacity with respect to any employee benefit plan,

from and against all loss, liability and expense imposed upon or incurred by such person in connection with any threatened, pending or completed action, claim, suit, investigation or proceeding of any nature whatsoever, in which such person may be involved or with which he or she may be threatened to be involved, by reason of any alleged act, omission or otherwise while serving in any such capacity, whether such action, claim, suit, investigation or proceeding is civil, criminal, administrative, arbitrative, or investigative and/or formal or informal in nature. Indemnification shall be provided although the person no longer serves in such capacity and shall include protection for the person’s heirs and legal representatives.

Indemnities hereunder shall include, but not be limited to, all costs and reasonable counsel fees, fines, penalties, judgments or awards of any kind, and the amount of reasonable settlements, whether or not payable to the Company or to any of the other entities described in the preceding paragraph, or to the policyholders or security holders thereof.

Notwithstanding the foregoing, no indemnification shall be provided with respect to:

(1)	any matter as to which the person shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Company or, to the extent that such matter relates to service with respect to any employee benefit plan, in the best interests of the participants or beneficiaries of such employee benefit plan;

(2)	any liability to any entity which is registered as an investment company under the Federal Investment Company Act of 1940 or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office; and

(3)	any action, claim or proceeding voluntarily initiated by any person seeking indemnification, unless such action, claim or proceeding had been authorized by the Board of Directors or unless such person’s indemnification is awarded by vote of the Board of Directors.

In any matter disposed of by settlement or in the event of an adjudication which in the opinion of the General Counsel or his or her delegate does not make a sufficient determination of conduct which could preclude or permit indemnification in accordance with the preceding paragraphs (1), (2) and (3), the person shall be entitled to indemnification unless, as determined by the majority of the disinterested directors or in the opinion of counsel (who may be an officer of the Company or outside counsel employed by the Company), such person’s conduct was such as precludes indemnification under any such paragraph. The termination of any action, claim, suit, investigation or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in the best interests of the Company.

The Company may at its option indemnify for expenses incurred in connection with any action or proceeding in advance of its final disposition, upon receipt of a satisfactory undertaking for repayment if it be subsequently determined that the person thus indemnified is not entitled to indemnification under this Article V.”

To provide certainty and more clarification regarding the indemnification provisions of the Bylaws set forth above, MassMutual has entered into indemnification agreements with each of its directors, and with each of its officers who serve as a director of a subsidiary of MassMutual, (a “Director”). Pursuant to the Agreements, MassMutual agrees to indemnify a Director, to the extent legally permissible, against (a) all expenses, judgments, fines and settlements (“Costs”), liabilities, and penalties paid in connection with a proceeding involving the Director because he or she is a director if the Director (i) acted in good faith, (ii) reasonably believed the conduct was in the Company’s best interests; (iii) had no reasonable cause to believe the conduct was unlawful (in a criminal proceeding); and, (iv) engaged in conduct for which the Director shall not be liable under MassMutual’s Charter or By-Laws. MassMutual further agrees to indemnify a Director, to the extent permitted by law, against all Costs paid in connection with any proceeding (i) unless the Director breached a duty of loyalty, (ii) except for liability for acts or omissions not in good faith, involving intentional misconduct or a knowing violation of law, (iii) except for liability under Section 6.40 of Chapter 156D of Massachusetts Business Corporation Act (“MBCA”), or (iv) except for liability related to any transaction from which the Director derived an improper benefit. MassMutual will also indemnify a Director, to the fullest extent authorized by the MBCA, against all expenses to the extent the Director has been successful on the merits or in defense of any proceeding. If any court determines that despite an adjudication of liability to MassMutual or its subsidiary that the Director is entitled to indemnification, MassMutual will indemnify the Director to the extent permitted by law. Subject to the Director’s obligation to pay MassMutual in the event that the Director is not entitled to indemnification, MassMutual will pay the expenses of the Director prior to a final determination as to whether the Director is entitled to indemnification.

Item 34.         Principal Underwriters

(a)

MML Investors Services, LLC (“MMLIS”) acts as principal underwriter of the contracts/policies/certificates sold by its registered representatives and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts/policies/certificates sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

MMLIS and MSD either jointly or individually act as principal underwriters for:

Massachusetts Mutual Variable Life Separate Account I, Massachusetts Mutual Variable Annuity Separate Account 1, Massachusetts Mutual Variable Annuity Separate Account 2, Massachusetts Mutual Variable Annuity Separate Account 3, Massachusetts Mutual Variable Annuity Separate Account 4, Panorama Separate Account, Connecticut Mutual Variable Life Separate Account I, MML Bay State Variable Life Separate Account I, MML Bay State Variable Annuity Separate Account 1, Panorama Plus Separate Account, C.M. Multi-Account A, C.M. Life Variable Life Separate Account I, Massachusetts Mutual Variable Life Separate Account II.

(b)	MMLIS and MSD are the principal underwriters for this policy. The following people are officers and directors of MMLIS and officers and directors of MSD:

DIRECTORS AND OFFICERS OF MML INVESTORS SERVICES, LLC

Name	Positions and Offices	Principal Business Address
Vaughn Bowman	Director, Chairman of the Board, Chief Executive Officer, and President	(*)
John Vaccaro	Director and Chairman Emeritus	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Paul LaPiana	Director	(*)
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Joseph Mallee	Director, Agency Field Force Supervisor and Vice President	(*)
David Mink	Vice President and Chief Operations Officer	(*)
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
Courtney Reid	Chief Compliance Officer	(*)
James P. Puhala	Deputy Chief Compliance Officer	(*)
Michael Gilliland	Deputy Chief Compliance Officer	(*)
Thomas Bauer	Chief Technology Officer	(*)
Anthony Frogameni	Chief Privacy Officer	(*)
Linda Bestepe	Vice President	(*)
Brian Foley	Vice President	10 Fan Pier Boulevard Boston, MA 02210
James Langham	Vice President	(*)
Michael Thomas	Vice President	2 Park Ave. New York, NY 10016
Daken Vanderburg	Vice President	(*)
Mary B. Wilkinson	Vice President	10 Fan Pier Boulevard Boston, MA 02210
David Holtzer	Field Risk Officer	(*)
Amy Francella	Assistant Secretary	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Kevin Lacomb	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Tricia Cohen	Continuing Education Officer	(*)
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
John Rogan	Regional Vice President	(*)
Tanya Wilber	Regional Vice President	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

OFFICERS AND DIRECTORS OF MML STRATEGIC DISTRIBUTORS, LLC

Name	Positions and Offices	Principal Business Address
Dominic Blue	Director and Chairman of the Board	(*)
Matthew DiGangi	Director, Chief Executive Officer, and President	(*)
Geoffrey Craddock	Director	10 Fan Pier Boulevard Boston, MA 02210
Jennifer Reilly	Director	10 Fan Pier Boulevard Boston, MA 02210
Frank Rispoli	Chief Financial Officer and Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Edward K. Duch, III	Chief Legal Officer, Vice President, and Secretary	(*)
James P. Puhala	Vice President and Chief Compliance Officer	(*)
Vincent Baggetta	Chief Risk Officer	(*)
Paul LaPiana	Vice President	(*)
Delphine Soucie	Vice President	(*)
Alyssa O’Connor	Assistant Secretary	(*)
Pablo Cabrera	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Jeffrey Sajdak	Assistant Treasurer	(*)
Julieta Sinisgalli	Assistant Treasurer	10 Fan Pier Boulevard Boston, MA 02210
Mario Morton	Registration Manager	(*)
Kelly Pirrotta	AML Compliance Officer	(*)
(*)	1295 State Street, Springfield, MA 01111-0001

(c)

Compensation From the Registrant
For information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year, refer to the “Underwriters” section of the Statement of Additional Information.

Item 35.        Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant through Massachusetts Mutual Life Insurance Company, 1295 State Street, Springfield, Massachusetts 01111-0001.

Item  36.        Management Services

Not Applicable.

Item 37.        Fee Representation

REPRESENTATION UNDER SECTION 26(f)(2)(A) OF
THE INVESTMENT COMPANY ACT OF 1940

Massachusetts Mutual Life Insurance Company hereby represents that the fees and charges deducted under the Variable Life Select (“VLS”) policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Massachusetts Mutual Life Insurance Company.

SIGNATURES

Pursuant to the requirements of Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wilmington, and the State of North Carolina on this 23rd  day of April, 2025.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I
(Registrant)

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY
(Depositor)

By	ROGER W. CRANDALL * Roger W. Crandall President and Chief Executive Officer (principal executive officer) Massachusetts Mutual Life Insurance Company

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
ROGER W. CRANDALL * Roger W. Crandall	Director and Chief Executive Officer (principal executive officer)	April 23, 2025
MARY JANE FORTIN * Mary Jane Fortin	Chief Financial Officer (principal financial officer)	April 23, 2025
KEITH MCDONAGH * Keith McDonagh	Corporate Controller (principal accounting officer)	April 23, 2025
KATHLEEN A. CORBET * Kathleen A. Corbet	Director	April 23, 2025
JAMES H. DEGRAFFENREIDT, JR. * James H. DeGraffenreidt, Jr.	Director	April 23, 2025
ISABELLA D. GOREN * Isabella D. Goren	Director	April 23, 2025
BERNARD A. HARRIS, JR. * Bernard A. Harris, Jr.	Director	April 23, 2025
MICHELLE K. LEE * Michelle K. Lee	Director	April 23, 2025
JEFFREY M. LEIDEN * Jeffrey M. Leiden	Director	April 23, 2025
LAURA J. SEN * Laura J. Sen	Director	April 23, 2025
WILLIAM T. SPITZ * William T. Spitz	Director	April 23, 2025
AMY M. STEPNOWSKI * Amy M. Stepnowski	Director	April 23, 2025
H. TODD STITZER * H. Todd Stitzer	Director	April 23, 2025
/s/ GARY F. MURTAGH * Gary F. Murtagh Attorney-in-Fact pursuant to Powers of Attorney

INDEX TO EXHIBITS

Item No.	Exhibit
Item 30.	Exhibit (n)	i.	Auditor Consents • Company Financial Statements • Separate Account Financial Statements